As filed with the Securities and Exchange Commission on May 1, 2003

                                                              File No. 033-23251
                                                                       811-04721
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -----------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No. 25                                       |X|
                                   ----


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 1                                                       |X|
                    ---

                        (Check appropriate box or boxes.)

                               -----------------

                  Phoenix Life Variable Universal Life Account

                           (Exact Name of Registrant)

                               -----------------

                         Phoenix Life Insurance Company

                               (Name of Depositor)

                               -----------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                               -----------------

                             John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)


                               -----------------


      It is proposed that this filing will become effective (check appropriate box)

      |X| immediately upon filing pursuant to paragraph (b) of Rule 485 [ ] on ___________ pursuant to paragraph (b) of Rule 485
      [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
      [ ] on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

      If appropriate, check the following box:
      [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               -----------------

================================================================================

                                                                     [VERSION A]

                                    FLEX EDGE

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2003

This prospectus describes a flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase, at net asset value, shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
  [diamond]  Phoenix-Aberdeen International Series

  [diamond] Phoenix-AIM Mid-Cap Equity Series
  [diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

  [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
  [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
  [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
  [diamond] Phoenix-Janus Flexible Income Series
  [diamond] Phoenix-Kayne Large-Cap Core Series
  [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
  [diamond] Phoenix-Lazard U.S. Multi-Cap Series
  [diamond] Phoenix-Lord Abbett Bond-Debenture Series
  [diamond] Phoenix-Lord Abbett Large-Cap Value Series [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
  [diamond] Phoenix-MFS Investors Growth Stock Series
  [diamond] Phoenix-MFS Investors Trust Series
  [diamond] Phoenix-MFS Value Series

  [diamond] Phoenix-Northern Dow 30 Series
  [diamond] Phoenix-Northern Nasdaq-100 Index(R)Series

  [diamond] Phoenix-Oakhurst Growth and Income Series
  [diamond] Phoenix-Oakhurst Strategic Allocation Series
  [diamond] Phoenix-Sanford Bernstein Global Value Series
  [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
  [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
  [diamond] Phoenix-Seneca Mid-Cap Growth Series
  [diamond] Phoenix-Seneca Strategic Theme Series
  [diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
  [diamond] AIM V.I. Capital Appreciation Fund
  [diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
  [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
  [diamond] Federated Fund for U.S. Government Securities II

  [diamond] Federated High Income Bond Fund II - Primary Shares


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
  [diamond] VIP Contrafund(R) Portfolio
  [diamond] VIP Growth Opportunities Portfolio
  [diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
  [diamond] Mutual Shares Securities Fund

  [diamond] Templeton Developing Markets Securities Fund *

  [diamond] Templeton Foreign Securities Fund

  [diamond] Templeton Global Asset Allocation Fund *

  [diamond] Templeton Growth Securities Fund


SCUDDER INVESTMENT VIT FUNDS - CLASS A

  [diamond] Scudder VIT EAFE(R) Equity Index Fund
  [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
  [diamond] Technology Portfolio

WANGER ADVISORS TRUST
  [diamond] Wanger Foreign Forty
  [diamond] Wanger International Small Cap
  [diamond] Wanger Twenty
  [diamond] Wanger U.S. Smaller Companies



* Not available for new investors

--------------------------------------------------------------------------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:        [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                    PO Box 8027
                                                                    Boston, MA 02266-8027
                                                        [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                    800/541-0171

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus provides important information that you should know before investing.
--------------------------------------------------------------------------------

   Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

 Heading                                                Page
------------------------------------------------------------

RISK/BENEFIT SUMMARY .................................     4
   Policy Benefits ...................................     4
   Policy Risks ......................................     4
FEE TABLES ...........................................     5
   Transaction Fees ..................................     5
   Periodic Charges Other than Fund Operating
    Expenses..........................................     6
   Minimum and Maximum Fund Operating Expenses........     7

   Annual Fund Expense................................     8
PHOENIX LIFE INSURANCE COMPANY .......................    10
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") ...................................    10
   Performance History ...............................    10
VOTING RIGHTS ........................................    10
   The Guaranteed Interest Account ...................    10
CHARGES AND DEDUCTIONS................................    11
   General ...........................................    11
   Charges Deducted from Premium Payments ............    11
   Periodic Charges ..................................    11
   Mortality and Expense Risk Charge .................    12
   Conditional Charges ...............................    12
   Surrender Charge...................................    12
   Transfer Charge ...................................    13
   Other Tax Charges .................................    13
   Fund Charges.......................................    13
THE POLICY ...........................................    13
   Contract Rights: Owner, Insured, Beneficiary ......    13
   Contract Limitations...............................    14
   Purchasing a Policy................................    14
GENERAL ..............................................    15
   Postponement of Payments ..........................    15
   Optional Insurance Benefits .......................    15
PAYMENT OF PROCEEDS ..................................    17
   Surrender and Death Benefit Proceeds ..............    17
   Payment Options ...................................    17
   Surrenders.........................................    18
   Transfer of Policy Value...........................    18
   Policy Loans.......................................    19
   Lapse..............................................    20
FEDERAL INCOME TAX CONSIDERATIONS ....................    21
   Modified Endowment Contracts ......................    21
FINANCIAL STATEMENTS..................................    21
APPENDIX A - INVESTMENT OPTIONS.......................   A-1

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


POLICY BENEFITS

DEATH BENEFITS
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the person insured under the policy.

You will choose a death benefit when you apply for a policy:

[diamond] Death Benefit Option 1 is equal to the greater of the policy's face amount, or the minimum death benefit

[diamond] Death Benefit Option 2 equals the greater of the face amount plus the policy value, or the minimum death benefit

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option. Generally, the minimum face amount is $25,000.

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the insured person's age.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS
Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
 The following benefits may be available to you by rider:

[diamond] Disability Waiver of Specified Premium
[diamond] Accidental Death Benefit
[diamond] Death Benefit Protection
[diamond] Face Amount of Insurance Increase
[diamond] Whole Life Exchange Option (not available after January 27, 2003) [diamond] Purchase Protection Plan
[diamond] Living Benefits Option

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied.

Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.


POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES

------------------------------------------------------------------------------------------------------------------------------------
                CHARGE                            WHEN DEDUCTED             AMOUNT DEDUCTED
---------------------------------------  ---------------------------------  --------------------------------------------------------
PREMIUM TAX CHARGE                       Upon Payment                       2.25% of each premium for single life policies.
---------------------------------------  ---------------------------------  --------------------------------------------------------
ISSUE EXPENSE CHARGE                     1/12th of the fee is deducted      $150(1)
                                         on each of the first 12 monthly
                                         calculation days
---------------------------------------  ---------------------------------  --------------------------------------------------------
SURRENDER CHARGE                         Upon full surrender or lapse       Maximum is 0.5% of policy face amount plus 30% of
                                                                            premiums paid.(2)
---------------------------------------  ---------------------------------  --------------------------------------------------------
PARTIAL SURRENDER CHARGE                 Upon Partial Surrender or a        For a partial surrender:
                                         decrease in the policy face        The charge that would apply upon a full surrender
                                         amount                             multiplied by the partial surrender amount divided by
                                                                            the result of subtracting the full surrender charge
                                                                            from the policy value.

                                                                            For a decrease in face amount:

                                                                            The charge that would apply upon a full surrender
                                                                            multiplied by the decrease in face amount divided by
                                                                            the face amount prior to the decrease.
---------------------------------------  ---------------------------------  --------------------------------------------------------
PARTIAL SURRENDER FEE                    Upon Partial Surrender             2% of surrender amount(3).
---------------------------------------  ---------------------------------  --------------------------------------------------------
TRANSFER CHARGE                          Upon Transfer                      At present, we do not charge for transfers between
                                                                            investment options, but we reserve the right to charge
                                                                            up to $10 per transfer after the first two transfers
                                                                            in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) The Issue is Charge is $12.50 per month for the first 12 policy months.
(2) The surrender charge begins to decrease after 5 policy years, and becomes zero after 10 policy years. We will provide your surrender charges before we issue your policy. We describe this charge in more detail in the "Charges and Deductions" section.
(3) We limit this fee to $25 for each partial surrender.

                         PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                       WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On each monthly
                                 calculation day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum Charges                                 We currently charge $0.06 - $83.33 per $1,000 of amount at risk(2)
                                                              each month..
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 35 in                                We would charge $0.14 per $1,000 of amount at risk(2) per month. We
  the nonsmoker premium class.                                will increase this charge as he ages.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE            On each monthly                                          $10 per month.(3)
                                 calculation day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On each monthly              0.90% of average daily net assets, on an annual basis, investments
CHARGE(4)                        of calculation day           in the subaccounts.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable for    We currently do not charge for taxes, however we reserve the right
                                 taxes                        to impose a charge should we become liable for taxes in the future.
                                                              Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

LOAN INTEREST RATE CHARGED(5)    Interest accrues daily and   The maximum net cost to the policy value is 2% of the loan balance
                                 is due on each policy        on an annual basis.
                                 anniversary. If not paid
                                 on that date, we will
                                 treat the accrued interest
                                 as another loan against
                                 the policy
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT PROTECTION RIDER   On each Monthly              $0.01 per $1,000 of face amount per month.
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PURCHASE PROTECTION PLAN         On Rider Date, and on each
RIDER(6)                         Monthly Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                         $0.05 - $0.17 per unit(8) purchased per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 35 in                                $0.10 per unit(8) purchased per month.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY WAIVER OF SPECIFIED   On each Monthly
PREMIUM RIDER(6)                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                         $0.20 -$0.82 per $100 of premium waived per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 35 in                                $0.24 per $100 of premium waived per month.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT         On each Monthly
RIDER(6)                         Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                         $0.07 -$0.13 per $1,000 of rider amount per month.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 35 in                                $0.07 per $1,000 of rider amount per month.
  the nonsmoker premium class.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FACE AMOUNT OF INSURANCE         On Rider Date                $3.00 per $1,000 of face amount.(7)
INCREASE RIDER
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIVING BENEFITS RIDER            We do not charge for this    We describe this rider later under "Additional Rider Benefits."
                                 rider
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                       WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
WHOLE LIFE EXCHANGE OPTION       We do not charge for this    We describe this rider later under "Additional Rider Benefits."
RIDER                            rider
-------------------------------- ---------------------------- ----------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) As of the date of this prospectus, we limit this charge to $5 per month.
(4) We do not deduct this charge from investments in the Guaranteed Interest Account.
(5) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 1.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(6) This charge for this rider depends on age at issue, but will not increase with age.
(7) This change is limited to a maximum of $150.
(8) Each unit allows you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.





THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.





                                                              Minimum             Maximum

Total Annual Fund Operating Expenses (1)                      0.32%                22.60%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)

(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)


------------------------------------------------------------------------------------------------------------------------------
                                                                       Rule
                                                      Investment       12b-1          Other Operating      Total Annual Fund
                     Series                         Management Fee     Fees              Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A              0.30% (5)               1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A              2.58% (3)               3.43%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A              0.28% (2)               0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A              2.91% (3)               3.76%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A              0.37% (4)               1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A              0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A              1.32% (4)               2.22%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A              0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A              0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A              0.31% (3)               1.01%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A              0.54% (3)               1.34%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A             13.62% (1)              14.32%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A             21.70% (1)              22.60%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A              9.36% (1)              10.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A              5.26% (1)               6.16%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A              7.34% (1)               8.14%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A              6.28% (1)               7.03%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A              8.51% (1)               9.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A              9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                     0.  75%          N/A              0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A              4.73% (3)               5.48%(7)
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A              1.84% (3)               2.59%(7)
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A              0.76% (3)               1.11%(7)
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A              2.37% (3)               2.72%(7)
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A              0.25% (3)               0.95%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A              0.12% (3)               0.70%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A              1.67% (3)               2.57%(7)
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A              0.35% (3)               1.40%(7)
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A              0.59% (3)               1.64%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A              0.34% (3)               1.14%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A              0.25% (4)               1.00%
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A              8.48% (1)               9.33%(7)
-------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                     Net Annual                                                     Net Annual
                                                     ----------                                                     ----------
                                     Reimbursements     Fund                                          Reimbursements    Fund
                                     --------------     -----                                         --------------    ----
Series                                 & Waivers      Expenses     Series                              & Waivers      Expenses
------                                 ---------      --------     ------                              ---------      --------
Phoenix-AIM Mid-Cap Equity              (2.33%)         1.10%     Phoenix-Lazard U.S. Multi-Cap         (7.19%)         0.95%
Phoenix-Alliance/Bernstein Enhanced     (0.08%)         0.65%     Phoenix-Lord Abbett Bond-Debenture    (6.13%)         0.90%
Index
Phoenix-Alliance/Bernstein Growth +     (2.66%)         1.10%     Phoenix-Lord Abbett Large-Cap Value   (8.36%)         0.90%
Value
Phoenix-Duff & Phelps Real Estate       (0.02%)         1.10%     Phoenix-Lord Abbett Mid-Cap Value     (9.05%)         1.00%
Securities
Phoenix-Engemann Small & Mid-Cap        (0.97%)         1.25%     Phoenix-MFS Investors Trust           (4.48%)         1.00%
Growth
Phoenix-Hollister Value Equity          (0.06%)         0.95%     Phoenix-MFS Value                     (1.59%)         1.00%
Phoenix-Janus Flexible Income           (0.29%)         1.05%     Phoenix-Northern Dow 30               (0.51%)         0.60%
Phoenix-Kayne Large-Cap Core           (13.47%)         0.85%     Phoenix-Northern Nasdaq-100 Index(R)  (2.12%)         0.60%
Phoenix-Kayne Small-Cap Quality Value  (21.55%)         1.05%     Phoenix-Sanford Bernstein Global      (1.42%)         1.15%
                                                                  Value
Phoenix-Lazard International Equity     (9.21%)         1.05%     Phoenix-Sanford Bernstein Mid-Cap     (0.10%)         1.30%
Select                                                            Value
Phoenix-Lazard Small-Cap Value          (5.11%)         1.05%     Phoenix-Sanford Bernstein             (0.34%)         1.30%
                                                                  Small-Cap Value
                                                                  Phoenix-State Street Research         (8.33%)         1.00%
                                                                  Small-Cap Growth


     (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Annual
                                                                  Rule                                             Fund Expenses
                                                   Investment   12b-1 or     Other                                     After
                                                   Management    Service   Operating   Total Annual Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers     & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)        0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      0.25% (1)    0.12%        0.97%          ----          ---- (9)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary
Shares                                               0.60%      0.25% (1)    0.17%        1.02%          ----          ---- (9)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%      0.10%        0.10%        0.78%          ----          ---- (9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%      0.10%        0.12%        0.80%          ----          ---- (9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%      0.10%        0.09%        0.77%          ----          ---- (9)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)  0.25%        0.21%        1.06%         (0.01%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%      0.25%        0.33%        1.83%         (0.00%)        1.83%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)  0.25%        0.20%        1.15%         (0.02%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62% (3)  0.25%        0.21%        1.08%         (0.02%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%      0.25%        0.06%        1.12%         (0.00%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%       N/A         0.47%        0.92%         (0.27%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%       N/A         0.12%        0.32%         (0.02%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%       N/A         0.49%        1.29%          ----          ---- (9)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%       N/A         0.55%        1.55%         (0.10%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%       N/A         0.23%        1.47%         (0.00%)        1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%       N/A         0.23%        1.18%         (0.00%)        1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%       N/A         0.11%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1) The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                        Reimbursements &             Net Annual
   Series                                                   Waivers                 Fund Expenses
   ------                                                   -------                 -------------
   Federated Fund for U.S. Government Securities II         (0.25%)                       0.72%
   Federated High Income Bond Fund II - Primary             (0.25%)                       0.77%
   Shares
   VIP Contrafund(R)Portfolio                               (0.04%)                       0.74%
   VIP Growth Opportunities Portfolio                       (0.03%)                       0.77%
   VIP Growth Portfolio                                     (0.06%)                       0.71%
   Technology Portfolio                                     (0.14%)                       1.15%


 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.


PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------

Phoenix Life Insurance Company established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Account or of Phoenix.

All income, gains or losses of the Account are credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.


PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page 1.


THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:   25% of the total value

[diamond] Second Year:  33% of remaining value

[diamond] Third Year:   50% of remaining value

[diamond] Fourth Year:  100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges are deducted in connection with the policy to compensate us for:

[diamond] our expenses in selling the policy;

[diamond] underwriting and issuing the policy;

[diamond] premium and federal taxes incurred on premiums received;

[diamond] providing the insurance benefits set forth in the policy; and

[diamond] assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond] issue expense charge; and/or

[diamond] surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.


CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM TAX CHARGE
Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.62% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky, Alabama and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Policies will be assessed a tax charge equal to 2.25% of the premiums paid. These charges are deducted from each premium payment.


PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account based on your specified allocation schedule.

You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.

[diamond] ISSUE EXPENSE CHARGE. This charge helps us pay the underwriting and start-up expenses we incur when we issue a policy. We charge $150. We deduct this charge in twelve equal installments for the year following policy issue or a face amount increase. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

[diamond] ADMINISTRATIVE CHARGE. We currently charge $5 to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. We guarantee this charge will never exceed $10 per month.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

          We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

[diamond] COST OF OPTIONAL INSURANCE BENEFITS. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

          Two riders are available at no charge with every Flex Edge policy:

          o LIVING BENEFITS RIDER. This rider allows, in the event of terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit, to a maximum of $250,000, with the proviso that a minimum of $10,000 face amount remain on the policy thereafter.

          o WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange Policy for a fixed benefit whole life policy at the later of age 65 Policy year 15. This rider is no longer available.

    We charge for providing benefits under the following riders:

          o DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER. charges will depend on the age and gender of the person we insure, and the amount of premium waived. We also offer this rider with substandard ratings of 150% and 200%. We insure people from age 5 through 60 under this rider and terminate the rider when the insured person reaches age 65.

          o ACCIDENTAL DEATH BENEFIT RIDER. charges vary based on age, sex, and amount of additional death benefit.


          o DEATH BENEFIT PROTECTION RIDER. charge is based upon the face amount.


          o PURCHASE PROTECTION PLAN RIDER. charges vary based on age. The maximum number of PPP units allowed varies with issue age and cannot be more than twice the initial base face amount in thousands. This rider is available to those we insure up to age 37.

          o FACE AMOUNT OF INSURANCE INCREASE RIDER. charge is based upon the face amount.

DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.


MORTALITY AND EXPENSE RISK CHARGE
We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.

We charge a maximum mortality and expense charge of .90% of your policy value allocated to the subaccounts, on an annualized basis.


LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates shown below. The rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. We credit your policy 65 in all years. The difference is to compensate us for costs associated with administering the loans.

Loan Interest rate Charged:
    Policy Years 1-10 (or insured's age 65 if earlier):       8%
    Policy Years 11+:                                         7%


Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.



CONDITIONAL CHARGES
These are other charges that are imposed only if certain events occur.

[diamond] SURRENDER CHARGE. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums. In policy years one through ten, the full surrender charge as described below will apply if you either surrender the policy for its cash surrender value or permit the policy to lapse. The applicable surrender charge in any policy month is the full surrender charge Minus any surrender charges previously paid. There is no surrender charge after the 10th policy year. During the first 10 policy years, the maximum surrender charge that you can pay while you own the policy is equal to either A + B (defined below) or the amount shown in the table.

    A is equal to:

    1) 30% of all premiums paid (up to and including the amount stated on the schedule page of your policy, which is calculated according to a formula contained in an SEC rule); plus

    2) 10% of all premiums paid in excess of this amount but not greater than twice this amount: plus

    3)    9% of all premiums paid in excess of twice this amount.

    B is equal to $5 per $1000 of initial face amount.

    The surrender charge table that appears in the policy is reproduced below:

    ----------------------------------------------------------
                 MAXIMUM SURRENDER CHARGE TABLE
    ----------------------------------------------------------
        POLICY       SURRENDER      POLICY       SURRENDER
        MONTH         CHARGE        MONTH          CHARGE
         1-60        $1029.22         90          $688.35
          61          1018.93         91           672.70
          62          1008.64         92           657.06
          63           998.35         93           641.41
          64           988.06         94           625.77
          65           977.76         95           610.12
          66           967.47         96           594.48
          67           957.18         97           578.84
          68           946.89         98           563.19
          69           936.59         99           547.55
          70           926.30        100           531.90
          71           916.01        101           516.26
          72           905.72        102           500.61
          73           895.43        103           484.97
          74           885.13        104           469.33
          75           874.84        105           453.68
          76           864.55        106           438.04
          77           854.26        107           422.39
          78           843.96        108           406.75
          79           833.67        109           372.85
          80           823.38        110           338.96
          81           813.09        111           305.06
          82           802.80        112           271.17
          83           792.50        113           237.27
          84           782.21        114           203.37
          85           766.57        115           169.48
          86           750.92        116           135.58
          87           735.28        117           101.69
          88           719.63        118            67.79
          89           703.99        119            33.90
                                     120              .00

          We may reduce the surrender charge for policies issued under group or sponsored arrangements. The amounts of reductions will be considered on a case-by-case basis and will reflect the reduced costs to Phoenix expected as a result of sales to a particular group or sponsored arrangements.

[diamond] PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.


[diamond] PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge is deducted from the policy value upon a partial surrender of the policy. This charge is equal to the charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.


          A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

[diamond] TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.


OTHER TAX CHARGES
Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.



FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name the insured in the application for the policy. We will not issue a policy for an insured that is more than 75 years old. Before issuing a policy, we will require evidence that the insured is, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS
Any person up to the age of 75 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents.

PREMIUM PAYMENTS
The Flex Edge policy is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. The insured must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the person you insure and the policy features you desire will affect our required issue premium. The person's age, gender and risk class can affect the issue premium, as can policy features such as face amount and added benefits. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax and by 1.50% for federal tax charge. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

 1) the current policy value less any unpaid loans and loan interest; plus

 2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond] DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least six months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire 5 years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was in force.

[diamond] ACCIDENTAL DEATH BENEFIT RIDER. An additional death benefit will be paid before the policy anniversary nearest the insured's 75th birthday, if:

          o   the insured dies from bodily injury that results from an accident;
              and

          o   the insured dies no later than 90 days after injury.

[diamond] DEATH BENEFIT PROTECTION RIDER. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease, provided that certain minimum premiums are paid. Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the insured must be 20. Three death benefit guarantee periods are available. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:

    1 death benefit guaranteed until the later of the policy anniversary nearest the insured's 70th birthday or policy year 7;

    2 death benefit guaranteed until the later of the policy anniversary nearest the insured's 80th birthday or policy year 10;

    3 death benefit guaranteed until the later of the policy anniversary nearest the insured's 95th birthday.

    Death benefit guarantee periods 1 or 2 may be extended provided that the policy's cash surrender value is sufficient and you pay the new minimum required premium.

[diamond] FACE AMOUNT OF INSURANCE INCREASE RIDER. Under the terms of this rider, any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and Phoenix requires additional evidence of insurability. The effective date of the increase will generally be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase requested subject to a maximum of $150. No additional monthly administration charge will be assessed for face amount increases. Phoenix will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not the policyowner pays an additional premium in connection with the increase. At the time of the increase, the cash surrender value must be sufficient to pay the monthly deduction on that date, or additional premiums will be required to be paid on or before the effective date. Also, a new right to cancel period (see "Summary--Right to Cancel") will be established for the amount of the increase. There is no charge for this rider.

[diamond] PURCHASE PROTECTION PLAN RIDER. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

[diamond] LIVING BENEFITS RIDER. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider.

[diamond] WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. There is no charge for this option. This option is no longer available.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.


Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


REQUESTS FOR INCREASE IN FACE AMOUNT
Any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $3.00 per $1,000 of face amount increase requested subject to a maximum of $150. No additional monthly administration charge will be assessed for face amount increase. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash value must be sufficient to pay the monthly deduction on that date, or additional premiums will be paid on or before the effective date. Also, a new right to cancel period (see "Summary--Right to Cancel") will be established for the amount of the increase.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT:
EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the charge is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the charge is a partial surrender, the death benefit under a policy would be reduced immediately. A decreased in the death benefit may have certain income tax consequences. See "Federal Income Tax Considerations."

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.

While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM
Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 33/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.

OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in 1 sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR
PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 33/8% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL
At any time during the lifetime of the insured and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond] The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond] The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond] A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE



TRANSFERS
Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing or by calling VULA at 800/541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. Unless you elect in writing not to authorize telephone transfers or premium allocation changes, telephone transfer orders and premium allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that we fail to follow procedures reasonably designed to prevent unauthorized transfers, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you bear the risk of loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.

Although currently there is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year. Transfers under the Systematic Transfer Program do not count against these limitations.

We reserve the right to refuse to transfer amounts less than $500 unless:

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or

[diamond] the transfer is part of the Systematic Transfer Program.

We also reserve the right to prohibit a transfer to any subaccount of the Account if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount would be less than $500 immediately after the transfer.

You may make only 1 transfer per policy year from the nonloaned portion of the Guaranteed Interest Account unless:

1) the transfer(s) are made as part of a Systematic Transfer Program, or

2) we agree to make an exception to this rule.

The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account at the time of the transfer.

A nonsystematic transfer from the nonloaned portion of the Guaranteed Interest Account will be processed on the day such request is received by VPMO.

Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts in which you may invest to a total of 18 at any one time or over the life of the policy. We may limit you to less than 18 if we are required to do so by any federal or state law.


Because excessive exchanges between subaccounts can hurt fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policy owners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until your right to cancel the policy expires.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly            [diamond] $150 semiannually

[diamond] $75 quarterly          [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


POLICY LOANS
Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account.

Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 6%, compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insured while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

[diamond] You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears. The loan interest rate in effect are as as follows:

          Policy Years 1-10 (or insured's age 65 if earlier):    8%
          Policy Years and thereafter:                           7%

At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and the nonloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the nonloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.


LAPSE
Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 5 policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. For complete information on federal and state income tax considerations consult your income tax advisor.

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be modified endowment contracts if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.


PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account (Flex Edge, Flex Edge Success(R), Joint Edge(R) and Individual Edge(R)) at December 31, 2002 and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information
(SAI), which you can get free of charge by calling the toll free number given on page 1. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE
--------------------------------------------------------------------------------

                                                                         Investment Type

------------------------------------------------------------------------------------------------------------------------
                                                 Domestic  Domestic  Domestic  Growth &         International    Money
           Series                         Bond    Blend     Growth    Value     Income   Index      Growth       Market
------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                       |X|
Phoenix-AIM Mid-Cap Equity                         |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                 |X|
Phoenix-Alliance/Bernstein Growth + Value                    |X|       |X|
Phoenix-Duff & Phelps Real Estate
Securities                                                                       |X|
Phoenix-Engemann Capital Growth                              |X|
Phoenix-Engemann Small & Mid-Cap Growth                      |X|
Phoenix-Goodwin Money Market                                                                                      |X|
Phoenix-Goodwin Multi-Sector Fixed
Income                                    |X|
Phoenix-Hollister Value Equity                                         |X|
Phoenix-Janus Flexible Income             |X|
Phoenix-Kayne Large-Cap Core                       |X|
Phoenix-Kayne Small-Cap Quality Value                                  |X|
Phoenix-Lazard International Equity
Select                                                                                               |X|
Phoenix-Lazard Small-Cap Value                                         |X|
Phoenix-Lazard U.S. Multi-Cap                                          |X|
Phoenix-Lord Abbett Bond-Debenture        |X|
Phoenix-Lord Abbett Large-Cap Value                                    |X|
Phoenix-Lord Abbett Mid-Cap Value                                      |X|
Phoenix-MFS Investors Growth Stock                           |X|
Phoenix-MFS Investors Trust                                                      |X|
Phoenix-MFS Value                                                      |X|
Phoenix-Northern Dow 30                                                                   |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                      |X|

Phoenix-Oakhurst Growth and  Income                                              |X|

Phoenix-Oakhurst Strategic Allocation                                            |X|
Phoenix-Sanford Bernstein Global Value                                                               |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                |X|
Phoenix-Sanford Bernstein Small-Cap Value                              |X|
Phoenix-Seneca Mid-Cap Growth                                |X|
Phoenix-Seneca Strategic Theme                               |X|
Phoenix-State Street Research Small-Cap
Growth                                                       |X|
AIM V.I. Capital Appreciation Fund                           |X|
AIM V.I. Premier Equity Fund                       |X|
Alger American Leveraged AllCap
Portfolio                                                    |X|
Federated Fund for U.S. Government
Securities II                             |X|
Federated High Income Bond Fund II        |X|
VIP Contrafund(R) Portfolio                                  |X|
VIP Growth Opportunities Portfolio                           |X|
VIP Growth Portfolio                                         |X|
Mutual Shares Securities Fund                                                    |X|
Templeton Developing Markets Securities
Fund                                                                                                 |X|
Templeton Foreign Securities Fund                                                                    |X|
Templeton Global Asset Allocation Fund                                                               |X|
Templeton Growth Securities Fund                                                                     |X|
Scudder VIT EAFE(R) Equity Index Fund                                                     |X|
Scudder VIT Equity 500 Index Fund                                                         |X|
Technology Portfolio                                         |X|
Wanger Foreign Forty                                                                                 |X|
Wanger International Small Cap                                                                       |X|
Wanger Twenty                                                |X|
Wanger U.S. Smaller Companies                                |X|
------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                        -------------------------------------------------------------------------------------------
                                          Phoenix    Phoenix   Duff & Phelps    AIM      Fred Alger  Deutsche Asset   Federated
                                         Investment  Variable    Investment   Advisors,  Management,  Management,     Investment
                                          Counsel,   Advisors,   Management     Inc.        Inc.          Inc.        Management
           Series                           Inc.       Inc.         Co.                                                Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International              |X|
Phoenix-AIM Mid-Cap Equity                             |X|
Phoenix-Alliance/Bernstein Enhanced Index              |X|
Phoenix-Alliance/Bernstein Growth + Value              |X|
Phoenix-Duff & Phelps Real Estate
Securities                                                          |X|
Phoenix-Engemann Capital Growth             |X|

Phoenix-Engemann Small & Mid-Cap Growth     |X|

Phoenix-Goodwin Money Market                |X|
Phoenix-Goodwin Multi-Sector Fixed Income   |X|
Phoenix-Hollister Value Equity              |X|
Phoenix-Janus Flexible Income                          |X|
Phoenix-Kayne Large-Cap Core                |X|
Phoenix-Kayne Small-Cap Quality Value       |X|
Phoenix-Lazard International Equity Select             |X|
Phoenix-Lazard Small-Cap Value                         |X|
Phoenix-Lazard U.S. Multi-Cap                          |X|
Phoenix-Lord Abbett Bond-Debenture                     |X|
Phoenix-Lord Abbett Large-Cap Value                    |X|
Phoenix-Lord Abbett Mid-Cap Value                      |X|
Phoenix-MFS Investors Growth Stock                     |X|
Phoenix-MFS Investors Trust                            |X|
Phoenix-MFS Value                                      |X|
Phoenix-Northern Dow 30                                |X|
Phoenix-Northern Nasdaq-100 Index(R)                   |X|

Phoenix-Oakhurst Growth and Income          |X|

Phoenix-Oakhurst Strategic Allocation       |X|
Phoenix-Sanford Bernstein Global Value                 |X|
Phoenix-Sanford Bernstein Mid-Cap Value                |X|
Phoenix-Sanford Bernstein Small-Cap Value              |X|
Phoenix-Seneca Mid-Cap Growth               |X|
Phoenix-Seneca Strategic Theme              |X|
Phoenix-State Street Research Small-Cap                |X|
Growth
AIM V.I. Capital Appreciation Fund                                              |X|
AIM V.I. Premier Equity Fund                                                    |X|
Alger American Leveraged AllCap Portfolio                                                   |X|
Federated Fund for U.S. Government
Securities II                                                                                                             |X|
Federated High Income Bond Fund II                                                                                        |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities
Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                     |X|
Scudder VIT Equity 500 Index Fund                                                                         |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                        -------------------------------------------------------------------------------------------
                                            Fidelity     Franklin  Morgan Stanley   Templeton   Templeton  Templeton     Wanger
                                           Management     Mutual     Investment       Asset       Global   Investment    Asset
                                          and Research   Advisers,   Management     Management,  Advisors   Counsel,   Management,
           Series                           Company         LLC         Inc.           Ltd.      Limited      Inc.        L.P.
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate
Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap
Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund

Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government
Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                   |X|
VIP Growth Opportunities Portfolio            |X|
VIP Growth Portfolio                          |X|
Mutual Shares Securities Fund                               |X|
Templeton Developing Markets Securities Fund                                           |X|
Templeton Foreign Securities Fund                                                                             |X|
Templeton Global Asset Allocation Fund                                                                        |X|
Templeton Growth Securities Fund                                                                   |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                    |X|
Wanger Foreign Forty                                                                                                       |X|
Wanger International Small Cap                                                                                             |X|
Wanger Twenty                                                                                                              |X|
Wanger U.S. Smaller Companies                                                                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Subadvisors
                                            ---------------------------------------------------------------------------------------
                                             Aberdeen       AIM         Alliance       Janus        Kayne Anderson       Lazard
                                               Fund       Capital       Capital       Capital     Rudnick Investment     Asset
                                             Managers,   Management,   Management,   Management       Management,      Management
           Series                              Inc.         Inc.          L.P.          LLC              LLC              LLC

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                 |X|
Phoenix-AIM Mid-Cap Equity                                  |X|
Phoenix-Alliance/Bernstein Enhanced Index                                 |X|
Phoenix-Alliance/Bernstein Growth + Value                                 |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                           |X|
Phoenix-Kayne Large-Cap Core                                                                             |X|
Phoenix-Kayne Small-Cap Quality Value                                                                    |X|
Phoenix-Lazard International Equity Select                                                                                |X|
Phoenix-Lazard Small-Cap Value                                                                                            |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                             |X|
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                    |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                   |X|
Phoenix-Sanford Bernstein Small-Cap Value                                 |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                            ---------------------------------------------------------------------------------------
                                               Lord,                  Northern      Roger Engemann      Seneca        State Street
                                              Abbett      MFS           Trust             &             Capital        Research &
                                               & Co.   Investment    Investments,     Associates,      Management,     Management
           Series                              LLC     Management       Inc.              Inc.            LLC            Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                                           |X|
Phoenix-Engemann Small & Mid-Cap Growth                                                   |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture             |X|
Phoenix-Lord Abbett Large-Cap Value            |X|
Phoenix-Lord Abbett Mid-Cap Value              |X|
Phoenix-MFS Investors Growth Stock                        |X|
Phoenix-MFS Investors Trust                               |X|
Phoenix-MFS Value                                         |X|
Phoenix-Northern Dow 30                                                 |X|
Phoenix-Northern Nasdaq-100 Index(R)                                    |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                                             |X|
Phoenix-Seneca Strategic Theme                                                                            |X|
Phoenix-State Street Research Small-Cap Growth                                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------

Additional information about the Flex Edge (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

www.phoenixwm.com

2667

Investment Company Act File No. 811-4721

[logo] PHOENIX WEALTH MANAGEMENT(R)




L0141PR (C)Phoenix Life Insurance Company [logo] Printed on recycled paper. 5-03

                                                                     [VERSION B]


                              FLEX EDGE SUCCESS(R)
                                 JOINT EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                   ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                          MAY 1, 2003


This prospectus describes a flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase, at net asset value, shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
   >  Phoenix-Aberdeen International Series
   >  Phoenix-AIM Mid-Cap Equity Series
   >  Phoenix-Alliance/Bernstein Enhanced Index Series
   >  Phoenix-Alliance/Bernstein Growth + Value Series
   >  Phoenix-Duff & Phelps Real Estate Securities Series
   >  Phoenix-Engemann Capital Growth Series
   >  Phoenix-Engemann Small & Mid-Cap Growth Series
   >  Phoenix-Goodwin Money Market Series
   >  Phoenix-Goodwin Multi-Sector Fixed Income Series
   >  Phoenix-Hollister Value Equity Series
   >  Phoenix-Janus Flexible Income Series
   >  Phoenix-Kayne Large-Cap Core Series
   >  Phoenix-Kayne Small-Cap Quality Value Series
   >  Phoenix-Lazard International Equity Select Series
   >  Phoenix-Lazard Small-Cap Value Series
   >  Phoenix-Lazard U.S. Multi-Cap Series
   >  Phoenix-Lord Abbett Bond-Debenture Series
   >  Phoenix-Lord Abbett Large-Cap Value Series
   >  Phoenix-Lord Abbett Mid-Cap Value Series
   >  Phoenix-MFS Investors Growth Stock Series
   >  Phoenix-MFS Investors Trust Series
   >  Phoenix-MFS Value Series
   >  Phoenix-Northern Dow 30 Series
   >  Phoenix-Northern Nasdaq-100 Index(R) Series
   >  Phoenix-Oakhurst Growth and Income Series
   >  Phoenix-Oakhurst Strategic Allocation Series
   >  Phoenix-Sanford Bernstein Global Value Series
   >  Phoenix-Sanford Bernstein Mid-Cap Value Series
   >  Phoenix-Sanford Bernstein Small-Cap Value Series
   >  Phoenix-Seneca Mid-Cap Growth Series
   >  Phoenix-Seneca Strategic Theme Series
   >  Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   >  AIM V.I. Capital Appreciation Fund
   >  AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   >  Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   >  Federated Fund for U.S. Government Securities II
   >  Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   >  VIP Contrafund(R) Portfolio
   >  VIP Growth Opportunities Portfolio
   >  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   >  Mutual Shares Securities Fund
   >  Templeton Developing Markets Securities Fund *
   >  Templeton Foreign Securities Fund
   >  Templeton Global Asset Allocation Fund *
   >  Templeton Growth Securities Fund

SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
   >  Scudder VIT EAFE(R) Equity Index Fund
   >  Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   >  Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   >  Wanger Foreign Forty
   >  Wanger International Small Cap
   >  Wanger Twenty
   >  Wanger U.S. Smaller Companies

* Not available for new investors
-------------------------------------------------------------------------------


IF YOU HAVE ANY QUESTIONS,   [GRAPHIC OF LETTER]    PHOENIX VARIABLE PRODUCTS
PLEASE CONTACT US AT:                               MAIL OPERATIONS ("VPMO")
                                                    PO Box 8027
                                                    Boston, MA 02266-8027

                           [GRAPHIC OF TELEPHONE]   VARIABLE AND UNIVERSAL LIFE
                                                    ADMINISTRATION ("VULA")
                                                    800/541-0171

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus provides important information that you should know before investing.
-------------------------------------------------------------------------------

Read and keep this prospectus for future reference.

                               TABLE OF CONTENTS


Heading                                                                    Page
-------------------------------------------------------------------------------
RISK/BENEFIT SUMMARY .....................................................    4
   Policy Benefits .......................................................    4
   Policy Risks ..........................................................    4
FEE TABLES ...............................................................    6
   Transaction Fees ......................................................    6
   Periodic Charges Other than Fund Operating Expenses....................    7
   Minimum and Maximum Fund Operating Expenses ...........................    9
PHOENIX LIFE INSURANCE COMPANY ...........................................   12
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") .......................................................   12
   Performance History ...................................................   12
VOTING RIGHTS ............................................................   12
   The Guaranteed Interest Account .......................................   12
CHARGES AND DEDUCTIONS ...................................................   13
   General ...............................................................   13
   Charges Deducted from Premium Payments ................................   13
   Periodic Charges ......................................................   13
   Mortality and Expense Risk Charge .....................................   14
   Conditional Charges ...................................................   15
   Transfer Charge .......................................................   16
   Other Tax Charges .....................................................   16
   Fund Charges ..........................................................   16
THE POLICY ...............................................................   16
   Contract Rights: Owner, Insured, Beneficiary ..........................   16
   Contract Limitations ..................................................   16
   Purchasing a Policy ...................................................   16
GENERAL ..................................................................   18
   Postponement of Payments ..............................................   18
   Optional Insurance Benefits ...........................................   18
   Death Benefit .........................................................   19
PAYMENT OF PROCEEDS ......................................................   20
   Surrender and Death Benefit Proceeds ..................................   20
   Payment Options .......................................................   20
   Surrenders ............................................................   21
   Transfer of Policy Value ..............................................   21
   Policy Loans ..........................................................   22
   Lapse .................................................................   23
FEDERAL INCOME TAX CONSIDERATIONS ........................................   24
   Modified Endowment Contracts ..........................................   24
FINANCIAL STATEMENTS .....................................................   24
APPENDIX A INVESTMENT OPTIONS ............................................  A-1

RISK/BENEFIT SUMMARY
-------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS

The policy is first and foremost, a life insurance policy. The policy can be purchased on one life (single life policies) or on 2 lives up to 5 lives (multiple life policies). While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the person insured under the policy. When more than one life is insured, we pay the death benefit when the first of the insureds dies.

You will choose a death benefit when you apply for a policy:

   > Death Benefit Option 1 is equal to the greater of the policy's face amount, or the minimum death benefit

   > Death Benefit Option 2 equals the greater of the face amount plus the policy value, or the minimum death benefit

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option. Generally, the minimum face amount is $250,000.

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the insured person's age.


Also available for single life policies, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.


LOANS AND SURRENDERS

Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE

We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS

The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS

The following benefits may be available to you by rider:

>  Single Life Policies
   o  Disability Waiver of Specified Premium
   o  Accidental Death Benefit
   o  Death Benefit Protection
   o  Whole Life Exchange Option (not available after January 27, 2003)
   o  Purchase Protection Plan
   o  Living Benefits Option
   o  Cash Value Accumulation
   o  Child Term
   o  Family Term
   o  Business Term

>  Multiple Life Policies
   o  Disability Benefit
   o  Survivor Purchase Option
   o  Term Insurance
   o  Policy Exchange Option

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY

You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS

The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK

Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS

Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE

Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK

A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life

Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES

---------------------------------------------------------------------------------------------------------------------------------
CHARGE                          WHEN DEDUCTED                                  AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
PREMIUM TAX CHARGE           Upon Payment                         2.25% of each premium for single life policies.
---------------------------------------------------------------------------------------------------------------------------------
FEDERAL TAX CHARGE           Upon Payment                         1.50 % of each premium for single life policies.
                                                                  No charge applies to multiple life policies.
---------------------------------------------------------------------------------------------------------------------------------
ISSUE EXPENSE CHARGE         1/12th of the fee is deducted on     The maximum charge is $600 for single life policies and
                             each of the first 12 monthly         $150(1) for multiple life policies.
                             calculation days.
---------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE(2)          Upon full surrender or lapse         Maximum is 0.5% of policy face amount plus 28.5% of
                                                                  premiums paid for single life policies.

                                                                  Maximum is 30% of premiums paid for multiple life policies.
---------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE     Upon Partial Surrender or a          For a partial surrender:
                             decrease in the policy face          The charge that would apply upon a full surrender
                             amount.                              multiplied by the partial surrender amount divided by the
                                                                  result of subtracting the full surrender charge from the
                                                                  policy value.
                                                                  For a decrease in face amount:
                                                                  The charge that would apply upon a full surrender
                                                                  multiplied by the decrease in face amount divided by the
                                                                  face amount prior to the decrease.
---------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER FEE        Upon Partial Surrender               2% of surrender amount(3).
TRANSFER CHARGE              Upon Transfer                        At present, we do not charge for transfers between
                                                                  investment options, but we reserve the right to charge up
                                                                  to $10 per transfer after the first two transfers in any given policy year.
---------------------------------------------------------------------------------------------------------------------------------

(1) The Issue is Charge is $50 per month for the first 12 policy months for single life policies and $12.50 per month for the first 12 policy months for multiple life policies.
(2) The surrender charge begins to decrease after 5 policy years, and becomes zero after 10 policy years. We will provide your surrender charges before we issue your policy. We describe this charge in more detail in the "Charges and Deductions" section.
(3)  We limit this fee to $25 for each partial surrender.

              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

----------------------------------------------------------------------------------------------------------------------------------
CHARGE                            WHEN DEDUCTED                  AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)              On each monthly
                                  calculation day.

   Minimum and Maximum                                           We charge $0.06 - $83.33 per $1,000 of amount at risk(2)
                                                                 each month.
   Charges
   Example for a male age 45                                     We would charge $0.14 per $1,000 of amount at risk(2) per month.
   in the nonsmoker premium                                      We will increase this charge as he ages.
   class.
   Example for five 35 year                                      We would charge $0.98 per $1,000 of amount at risk(2) per month.
   old males in the                                              We would increase this charge as they age.
   nonsmoker premium class
----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE             On each monthly                $10 per month.(3)
                                  calculation day
----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK        On each monthly                0.80% of average daily net assets, on an annual basis,
Charge(4)                         calculation day                of investments in the subaccounts.
----------------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES                 When we become liable for      We currently do not charge for taxes, however we reserve the
                                  taxes.                         right to impose a charge should we become liable for taxes in the future. Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.

LOAN INTEREST RATE CHARGED(5)     Interest accrues daily and     The maximum net cost to the policy value is 2% of the loan balance
                                  is due on each policy          on an annual basis.
                                  anniversary. If not paid
                                  on that date, we will
                                  treat the accrued
                                  interest as another loan
                                  against the policy
----------------------------------------------------------------------------------------------------------------------------------
                                         OPTIONAL INSURANCE BENEFITS - SINGLE LIFE POLICIES
----------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT PROTECTION          On each Monthly                $0.01 per $1,000 of face amount per month.
Rider                             Calculation Day
----------------------------------------------------------------------------------------------------------------------------------
PURCHASE PROTECTION PLAN          On Rider Date, and on each
Rider(6)                          Monthly Calculation Day
   Minimum and Maximum                                           $0.05 - $0.17 per unit(7) purchased per month.
   Example for a male age 35                                     $0.16 per unit(7) purchased per month.
   in the nonsmoker premium
   class.
----------------------------------------------------------------------------------------------------------------------------------
DISABILITY WAIVER OF              On each Monthly
SPECIFIED PREMIUM RIDER(6)        Calculation Day

   Minimum and Maximum                                           $0.22 -$0.82 per $100 of premium waived per month.
   Example for a male age 45                                     $0.33 per $100 of premium waived per month.
   in the nonsmoker premium
   class.
----------------------------------------------------------------------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT          On each Monthly
Rider(6)                          Calculation Day
   Minimum and Maximum                                           $0.07 -$0.26 per $1,000 of rider amount per month.
   Example for a male age 45                                     $0.79 per $1,000 of rider amount per month.
   in the nonsmoker premium
   class.
----------------------------------------------------------------------------------------------------------------------------------
LIVING BENEFITS RIDER             We do not charge for this      We describe this rider later under "Additional Rider Benefits."
                                  rider.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
CHARGE                            WHEN DEDUCTED                  AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------------------------
WHOLE LIFE EXCHANGE               We do not charge for this      We describe this rider later under "Additional Rider Benefits."
OPTION RIDER                      rider.
----------------------------------------------------------------------------------------------------------------------------------
CHILD TERM RIDER(8)               On Rider Date, and on each
                                  Monthly Calculation Day

   Minimum and Maximum            ...........................    $0.06 - $0.14 per $1,000 of rider face amount.
   Example for a male child       ...........................    $0.11 per $1,000 of rider face amount. We would generally
   age 15.                                                       increase this charge as he ages.
----------------------------------------------------------------------------------------------------------------------------------
FAMILY TERM RIDER(8)              On Rider Date, and on each
                                  Monthly Calculation Day
   Minimum and Maximum            ...........................    $0.08 - $8.11 per $1,000 of rider face amount.
   Example for a male age 45      ...........................    $0.23 per $1,000 of rider face amount. We would generally increase
   in the nonsmoker premium                                      this charge as he ages.
   class.
----------------------------------------------------------------------------------------------------------------------------------
BUSINESS TERM RIDER(8)            On Rider Date, and on each
                                  Monthly Calculation Day

   Minimum and Maximum            ...........................    $0.07 - $30.73 per $1,000 of rider face amount.
   Example for a male age 45      ...........................    $0.19 per $1,000 of rider face amount. We would generally increase
   in the nonsmoker premium                                      this charge as he ages.
   class.
----------------------------------------------------------------------------------------------------------------------------------
LIVING BENEFITS RIDER             We do not charge for this      We describe this rider later under "Additional Rider Benefits."
                                  rider.
WHOLE LIFE EXCHANGE               We do not charge for this      We describe this rider later under "Additional Rider Benefits."
OPTION RIDER                      rider.
----------------------------------------------------------------------------------------------------------------------------------
                                        OPTIONAL INSURANCE BENEFITS - MULTIPLE LIFE POLICIES
----------------------------------------------------------------------------------------------------------------------------------
SURVIVOR PURCHASE OPTION          On Rider Date, and on each
RIDER(6)                          Monthly Calculation Day
   Minimum and Maximum            ...........................    We charge $0.02 - $0.87 per $1,000 of rider face amount per month.
   Example for two 45 year        ...........................    We would charge $0.04 per $1,000 of face amount per month.
   old nonsmokers.
----------------------------------------------------------------------------------------------------------------------------------
DISABILITY BENEFIT AND            On Rider Date, and on each
WAIVER RIDER(6)                   Monthly Calculation Day
   Minimum and Maximum            ...........................    We charge $0.0007 to $0.22 per $1,000 of net amount at risk per
   Example for a 35 year          ...........................    month. We would charge $0.004 per $1,000 of net amount at risk per
   old male nonsmoker.                                           month.
----------------------------------------------------------------------------------------------------------------------------------
TERM INSURANCE RIDER(8)           On Rider Date, and on each
                                  Monthly Calculation Day
   Minimum and Maximum            ...........................    We charge $0.0001 - $83.33 per $1,000 of rider face amount per month.
   Example for a 35 year old      ...........................    We would charge $0.20 per $1,000 of face amount per month.
   male nonsmoker.
----------------------------------------------------------------------------------------------------------------------------------
POLICY EXCHANGE OPTION            On Rider Date                  $100
RIDER
-----------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) As of the date of this prospectus, we limit this charge to $5 per month.
(4)  We do not deduct this charge from investments in the Guaranteed
     Interest Account. We currently reduce this charge to 0.25% in policy years 16+ for single life policies.
(5) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 1.00% on an annual basis. For more information see "Charges and Deductions" and "Loans."
(6) This charge for this rider depends on age at issue, but will not increase with age.

(7) Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider
(8)  This charge generally increases with age.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                      Minimum           Maximum
Total Annual Fund Operating Expenses(1)                0.32%      -      22.60%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)

(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

--------------------------------------------------------------------------------------------------------------------------
                                                     Investment          Rule        Other Operating     Total Annual Fund
            Series                                 Management Fee     12b-1 Fees         Expenses             Expenses
--------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%             N/A             0.30%(5)             1.05%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%             N/A             2.58%(3)             3.43%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%             N/A             0.28%(2)             0.73%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%             N/A             2.91%(3)             3.76%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%             N/A             0.37%(4)             1.12%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%             N/A             0.10%(3)             0.75%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%             N/A             1.32%(4)             2.22%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%             N/A             0.16%(3)             0.56%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%             N/A             0.19%(3)             0.69%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%             N/A             0.31%(3)             1.01%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%             N/A             0.54%(3)             1.34%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core(6)                         0.70%             N/A            13.62%(1)            14.32%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value(6)                0.90%             N/A            21.70%(1)            22.60%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select(6)           0.90%             N/A             9.36%(1)            10.26%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value(6)                       0.90%             N/A             5.26%(1)             6.16%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap(6)                        0.80%             N/A             7.34%(1)             8.14%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture(6)                   0.75%             N/A             6.28%(1)             7.03%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value(6)                  0.75%             N/A             8.51%(1)             9.26%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value(6)                    0.85%             N/A             9.20%(1)            10.05%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%             N/A             0.23%(3)             0.98%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%             N/A             4.73%(3)             5.48%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%             N/A             1.84%(3)             2.59%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%             N/A             0.76%(3)             1.11%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%             N/A             2.37%(3)             2.72%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%             N/A             0.25%(3)             0.95%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%             N/A             0.12%(3)             0.70%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%             N/A             1.67%(3)             2.57%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%             N/A             0.35%(3)             1.40%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%             N/A             0.59%(3)             1.64%(7)
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%             N/A             0.34%(4)             1.14%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%             N/A             0.25%(4)             1.00%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%             N/A             8.48%(1)             9.33%(7)
--------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                 Reimbursements    Net Annual Fund
                                                 --------------    ---------------
Series                                              & Waivers          Expenses
------                                              ---------          --------
Phoenix-AIM Mid-Cap Equity                            (2.33%)           1.10%
Phoenix-Alliance/Bernstein Enhanced Index             (0.08%)           0.65%
Phoenix-Alliance/Bernstein Growth + Value             (2.66%)           1.10%
Phoenix-Duff & Phelps Real Estate Securities          (0.02%)           1.10%
Phoenix-Engemann Small & Mid-Cap Growth               (0.97%)           1.25%
Phoenix-Hollister Value Equity                        (0.06%)           0.95%
Phoenix-Janus Flexible Income                         (0.29%)           1.05%
Phoenix-Kayne Large-Cap Core                         (13.47%)           0.85%
Phoenix-Kayne Small-Cap Quality Value                (21.55%)           1.05%
Phoenix-Lazard International Equity Select            (9.21%)           1.05%
Phoenix-Lazard Small-Cap Value                        (5.11%)           1.05%
Phoenix-Lazard U.S. Multi-Cap                         (7.19%)           0.95%
Phoenix-Lord Abbett Bond-Debenture                    (6.13%)           0.90%
Phoenix-Lord Abbett Large-Cap Value                   (8.36%)           0.90%
Phoenix-Lord Abbett Mid-Cap Value                     (9.05%)           1.00%
Phoenix-MFS Investors Trust                           (4.48%)           1.00%
Phoenix-MFS Value                                     (1.59%)           1.00%
Phoenix-Northern Dow 30                               (0.51%)           0.60%
Phoenix-Northern Nasdaq-100 Index(R)                  (2.12%)           0.60%
Phoenix-Sanford Bernstein Global Value                (1.42%)           1.15%
Phoenix-Sanford Bernstein Mid-Cap Value               (0.10%)           1.30%
Phoenix-Sanford Bernstein Small-Cap Value             (0.34%)           1.30%
Phoenix-State Street Research Small-Cap Growth        (8.33%)           1.00%

(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


-----------------------------------------------------------------------------------------------------------------------------------
                                                           Rule                                                     Net Annual Fund
                                            Investment   12b-1 or       Other                                       Expenses After
                                            Management    Service     Operating    Total Annual   Reimbursements    Reimbursements
Series                                          Fee         Fees       Expenses   Fund Expenses     & Waivers          & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS -
  SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             0.61%        N/A          0.24%        0.85%          (0.00%)            0.85%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                   0.61%        N/A          0.24%        0.85%          (0.00%)            0.85%
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - Class O Shares
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio      0.85%        N/A          0.11%        0.96%          (0.00%)            0.96%
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
  Securities II                                0.60%       0.25%(1)      0.12%        0.97%            --                --(9)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
  Primary Shares                               0.60%       0.25%(1)      0.17%        1.02%            --                --(9)
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -
  SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(2)                 0.58%       0.10%         0.10%        0.78%            --                --(9)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio(2)          0.58%       0.10%         0.12%        0.80%            --                --(9)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(2)                        0.58%       0.10%         0.09%        0.77%            --                --(9)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                  0.60%(3)    0.25%         0.21%        1.06%          (0.01%)            1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
  Securities Fund                              1.25%       0.25%         0.33%        1.83%          (0.00%)            1.83%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund              0.70%(3)    0.25%         0.20%        1.15%          (0.02%)            1.13%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund         0.62%(3)    0.25%         0.21%        1.08%          (0.02%)            1.06%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund(4)            0.81%       0.25%         0.06%        1.12%          (0.00%)            1.12%
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund(5)       0.45%        N/A          0.47%        0.92%          (0.27%)            0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund(6)           0.20%        N/A          0.12%        0.32%          (0.02%)            0.30%
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -
  CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(7)                        0.80%        N/A          0.49%        1.29%            --               --(9)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty(8)                        1.00%        N/A          0.55%        1.55%          (0.10%)            1.45%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                 1.24%        N/A          0.23%        1.47%          (0.00%)            1.47%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                  0.95%        N/A          0.23%        1.18%          (0.00%)            1.18%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                  0.94%        N/A          0.11%        1.05%          (0.00%)            1.05%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


Series                                                  Reimbursements & Waivers     Net Annual Fund Expenses
------
Federated Fund for U.S. Government Securities II                 (0.25%)                      0.72%
Federated High Income Bond Fund II - Primary Shares              (0.25%)                      0.77%
VIP Contrafund(R) Portfolio                                      (0.04%)                      0.74%

VIP Growth Opportunities Portfolio                               (0.03%)                      0.77%
VIP Growth Portfolio                                             (0.06%)                      0.71%
Technology Portfolio                                             (0.14%)                      1.15%


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
-------------------------------------------------------------------------------

Phoenix Life Insurance Company established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Account or of Phoenix.

All income, gains or losses of the Account are credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY

We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
-------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote. You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT

In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

  >  First Year: 25% of the total value

  >  Second Year: 33% of remaining value

  >  Third Year: 50% of remaining value

  >  Fourth Year: 100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
-------------------------------------------------------------------------------

GENERAL

Charges are deducted in connection with the policy to compensate us for:

   >  our expenses in selling the policy;

   >  underwriting and issuing the policy;

   >  premium and federal taxes incurred on premiums received;

   >  providing the insurance benefits set forth in the policy; and

   >  assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

   >  issue expense charge; and/or

   >  surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM TAX CHARGE

Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.62% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky, Alabama and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Single life policies will be assessed a tax charge equal to 2.25% of the premiums paid. Multiple life policies will be assessed the actual premium tax incurred. These charges are deducted from each premium payment.

FEDERAL TAX CHARGE

A charge equal to 1.50% of each premium will be deducted from each premium payment on a single life policy to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs. There is no Federal Tax charge on multiple life policies.

PERIODIC CHARGES

MONTHLY CHARGES

We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account based on your specified allocation schedule.

You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.

> ISSUE EXPENSE CHARGE. This charge helps us pay the underwriting and start-up expenses we incur when we issue a policy. For single life policies we charge $1.50 per $1,000 of initial face amount to a maximum of $600. For multiple life policies we charge $150. You will incur a new issue expense charge if you increase your policy's face amount. We will assess the new charge only on the amount of the increase.

   We deduct this charge in twelve equal installments for the year following policy issue or a face amount increase. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

> ADMINISTRATIVE CHARGE. We currently charge $5 to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. We guarantee this charge will never exceed $10 per month.

> COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

   We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

> COST OF OPTIONAL INSURANCE BENEFITS. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

   Certain riders are available at no charge:

   o LIVING BENEFITS RIDER (for single life policies). This rider allows, in the event of terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit, to a maximum of $250,000, with the proviso that a minimum of $10,000 face amount remain on the policy thereafter.

   o CASH VALUE ACCUMULATION RIDER (for single life policies). You must elect this rider before we issue your policy. The rider generally allows you to pay more premium than would otherwise be permitted.

   o WHOLE LIFE EXCHANGE OPTION RIDER (for single life policies). This rider permits you to exchange Policy for a fixed benefit whole life policy at the later of age 65 Policy year 15. This rider is no longer available.

   o POLICY EXCHANGE OPTION RIDER (for multiple life policies). This rider provides for the exchange of the multiple life policy for single life policies.

   We charge for providing benefits under the following riders:

   o DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER (for single life policies) charges will depend on the age and gender of the person we insure, and the amount of premium waived. We also offer this rider with substandard ratings of 150% and 200%. We insure people from age 5 through 60 under this rider and terminate the rider when the insured person reaches age 65.

   o ACCIDENTAL DEATH BENEFIT RIDER (for single life policies) charges vary based on age, sex, and amount of additional death benefit.

   o PURCHASE PROTECTION PLAN RIDER (for single life policies) charges vary based on age. The maximum number of PPP units allowed varies with issue age and cannot be more than twice the initial base face amount in thousands. This rider is available to those we insure up to age 37.

   o CHILD TERM RIDER charges (for single life policies) depend on the child's age and gender, and the Rider's face amount. This rider is available for children up to age 17, and will terminate when the child reaches age 25.

   o FAMILY TERM RIDER (for single life policies) charges vary based on the age(s), gender(s), smoker classification(s) of the family members and with the Rider' face amount. This rider is available for family members of the person insured under the policy who are between the ages of 18 and 60, and will terminate when the family member reaches age 70.

   o BUSINESS TERM RIDER (for single life policies) charges vary based on age(s), gender(s), smoker classification(s), and table rating(s), and the Rider's face amount.

   o DEATH BENEFIT PROTECTION RIDER (for single life policies) charge is based upon the face amount.

   o DISABILITY BENEFIT RIDER (for multiple life policies) charge is based On the age(s), gender(s), smoker classification(s), specified amount And the number of insureds.

   o SURVIVOR PURCHASE OPTION RIDER (for multiple life policies) charge is Based upon the face amount of the policy.

   o TERM INSURANCE RIDER (for multiple life policies) based on the age(s), gender(s), smoker classifications of the persons insured's.

DAILY CHARGES

We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.


> MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.


   We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

   We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.

Mortality and Expense Risk Charge:

Single Life Policies:

>  Policy years 1 through 15:  .80% annually;

>  Policy years 16 and after:  .25% annually.

Multiple Life Policies:

>  For all policy years:   .80% annually.


> LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. These rates apply until the person insured reaches age 65; the rates for years 16 and after apply after attained age 65.


>  Single Life Policies
   o  Policy years 1-10 (or insured's age 65 if earlier):      4%
   o  Policy years 11-15:                                      3%
   o  Policy years 16 and thereafter:                     2(1/2)%

>  Single Life policies - New York and New Jersey only
   o  Policy years 1-10 (for insured's age 65 if earlier):     6%
   o  Policy years 11-15:                                      5%
   o  Policy years 16 and thereafter:                     4(1/2)%

>  Multiple Life Policies
   o  Policy years 1-1-:                                       8%
   o  Policy years 11 and thereafter:                          7%


Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


CONDITIONAL CHARGES

These are other charges that are imposed only if certain events occur.


> SURRENDER CHARGE. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

   During the first 10 policy years, the surrender charge described below will apply if you either surrender the policy for its cash surrender value or allow the policy to lapse. There is no Surrender charge after the 10th policy year. During the first 2 policy years on single life policies and during the first 10 policy years on multiple life policies, the maximum surrender charge that a policyowner could pay while he or she owns the policy is the amount shown in the policy's surrender charge schedule, or equal to Either A plus B (as shown below), whichever is less. After the first 2 policy years on single life policies, the maximum surrender charge that a policyowner could pay is based on the amount shown in the policy's surrender charge schedule.

   A is equal to:

   1) 28.5% of all premiums paid (up to and including the amount stated in the policy's surrender charge schedule, which is calculated according to a formula contained in a SEC rule); plus

   2) 8.5% of all premiums paid in excess of this amount but not greater than twice this amount; plus

   3) 7.5% of all premiums paid in excess of twice this amount.

   B is equal to $5 per $1,000 of initial face amount.

   The following is the surrender charge schedule for a male age 35 in the nonsmoker classification at a face amount of $100,000.


--------------------------------------------------
              SURRENDER CHARGE SCHEDULE
--------------------------------------------------
POLICY      SURRENDER      POLICY      SURRENDER
MONTH        CHARGE        MONTH        CHARGE
 1-60       $1307.54         91         $933.20
  61         1295.46         92          921.13
  62         1283.39         93          909.05
  63         1271.31         94          896.97
  64         1259.24         95          884.90
  65         1247.16         96          872.82
  66         1235.08         97          836.39
  67         1223.01         98          799.95
  68         1210.93         99          763.52
  69         1198.86        100          727.09
  70         1186.78        101          690.65
  71         1174.71        102          654.22
  72         1162.63        103          617.78
  73         1150.56        104          581.35
  74         1138.48        105          544.91
  75         1126.41        106          508.48
  76         1114.33        107          472.05
  77         1102.26        108          435.61
  78         1090.18        109          399.18
  79         1078.10        110          362.74
  80         1066.03        111          326.31
  81         1053.95        112          289.97
  82         1041.88        113          253.44
  83         1029.80        114          217.01
  84         1017.73        115          180.57
  85         1005.65        116          144.14
  86          993.58        117          107.70
  87          981.50        118           71.27
  88          969.43        119           34.83
  89          957.35        120             .00
  90          945.28

> PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

> PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. This is equal to the charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.

   A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.


> TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.


OTHER TAX CHARGES

Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

FUND CHARGES

As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

THE POLICY
-------------------------------------------------------------------------------
CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER

The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED

The insured is the person on whose life the policy is issued. You name the insured in the application for the policy. We will not issue a policy for an insured that is more than 75 years old. Before issuing a policy, we will require evidence that the insured is, in fact, insurable. This will usually require a medical examination.

BENEFICIARY

The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT

The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES

We base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS

Any person up to the age of 75 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents. A policy also can be purchased to cover from 2 to 5 lives under one policy, for any person up to age of 80. Under such a multiple life policy, the death benefit is paid upon the first death under the policy; the policy then terminates. Such a policy could be purchased on the lives of spouses, family members, business partners or other related groups.

PREMIUM PAYMENTS

The policies are flexible premium variable universal life insurance policies. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest

Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. The insured must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the person you insure and the policy features you desire will affect our required issue premium. The person's age, gender and risk class can affect the issue premium, as can policy features such as face amount and added benefits. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium tax charge before we apply them to your policy. Single life policies will also be reduced by a federal tax charge of 1.50%. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK

We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS

You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM

We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax charge and, for the single policies, by 1.50% for federal tax charges
(if applicable). The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND

Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
-------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS

GENERAL

Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

> for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

> whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

> whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS

You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

SINGLE LIFE POLICIES

> DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least six months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire 5 years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was in force.

> ACCIDENTAL DEATH BENEFIT RIDER. An additional death benefit will be paid before the policy anniversary nearest the insured's 75th birthday, if:

   o  the insured dies from bodily injury that results from an accident; and

   o  the insured dies no later than 90 days after injury.

> DEATH BENEFIT PROTECTION RIDER. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease, provided that certain minimum premiums are paid. Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the insured must be 20. Three death benefit guarantee periods are available. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:

   1 death benefit guaranteed until the later of the policy anniversary nearest the insured's 70th birthday or policy year 7;

   2 death benefit guaranteed until the later of the policy anniversary nearest the insured's 80th birthday or policy year 10;

   3 death benefit guaranteed until the later of the policy anniversary nearest the insured's 95th birthday.

   Death benefit guarantee periods 1 or 2 may be extended provided that the policy's cash surrender value is sufficient and you pay the new minimum required premium.

   For policies issued in New York, 2 guarantee periods are available:

   1 The policy anniversary nearest the Insured's 75th birthday or the 10th policy year; or

   2 The policy anniversary nearest the Insured's 95th birthday.

> PURCHASE PROTECTION PLAN RIDER. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.

> LIVING BENEFITS RIDER. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider.

> CASH VALUE ACCUMULATION RIDER. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued. There is no charge for this rider.

> CHILD TERM RIDER. This rider provides annually renewable term coverage on children of the insured who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. Coverage may be converted to a new whole life or variable insurance policy at any time prior to the policy anniversary nearest insured child's 25th birthday.

> FAMILY TERM RIDER. This rider provides annually renewable term insurance coverage to age 70 on the insured or members of the insured's immediate family who are at least 18 years of age. The rider is fully convertible through age 70 for each insured to either a fixed benefit or variable policy.

> BUSINESS TERM RIDER. This rider provides annually renewable term insurance coverage to age 95 on the life of the insured under the base policy. The face amount of the term insurance may be level or increasing. The initial rider death benefit cannot exceed 6 times the initial base policy. This rider is available only for policies sold in the corporate-owned life insurance market, employer-sponsored life insurance market or other business-related life insurance market.

> WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. There is no charge for this option. This option is no longer available.

MULTIPLE LIVES POLICIES

> DISABILITY BENEFIT RIDER. In the case of disability of the insured, a specified monthly amount may be credited to the policy and the monthly deductions will be waived. A Disability Benefit rider may be provided on any or all eligible insureds. The specified amount selected must be the same for all who elect coverage.

>  SURVIVOR PURCHASE OPTION RIDER. The survivor(s) may purchase a new
   Multiple Life Policy for a face amount equal to that of the original policy upon the first death. The new policy will be based upon attained age rates.


> TERM INSURANCE RIDER. The Term Insurance Rider enables the face amount of coverage on each life to be individually specified. A rider is available for each insured and the face amount of coverage under the rider may differ for each insured. Based upon the policyowner's election at issue, the rider will provide coverage for all insureds to either age 70 or maturity of the policy. The termination age specified must be the same for all insureds.

> Policy Exchange Option Rider. The Multiple Life Policy may be exchanged for single life policies where the total face amount under the policies is no greater than that under the original policy. There is no charge for this rider.


DEATH BENEFIT

GENERAL

The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.


Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


REQUESTS FOR INCREASE IN FACE AMOUNT

Any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $1.50 per $1,000 of face amount increase requested subject to a maximum of $600. No additional monthly administration charge will be assessed for face amount increase. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash value must be sufficient to pay the monthly deduction on that date, or additional premiums will be paid on or before the effective date. Also, a new Free Look Period (see "The Summary - Right to Cancel") will be established for the amount of the increase.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT

A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the charge is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the charge is a partial surrender, the death benefit under a policy would be reduced immediately. A decreased in the death benefit may have certain income tax consequences. See "Federal Income Tax Considerations."

REQUESTS FOR DECREASE IN FACE AMOUNT

You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

PAYMENT OF PROCEEDS
-------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

Under a policy covering multiple lives, the death proceeds will be paid upon the first death under the policy. In addition, Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.

While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM

payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST

A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD

Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN

Equal installments are paid until the later of:

>  the death of the payee; or

>  the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

>  10 years;

>  20 years; or

>  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3(3/8)% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3(1/4)% per year.

OPTION 5--LIFE ANNUITY

Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 31/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT

Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in 1 sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN

The first payment will be on the date of settlement. Equal installments are paid until the latest of:

>  the end of the 10-year period certain;

>  the death of the insured; or

>  the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3(3/8)% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL

At any time during the lifetime of the insured(s) and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed.

See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS

If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges-Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS

You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

> The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

> The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

> A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE


TRANSFERS


Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing or by calling VULA at 800/541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. Unless you elect in writing not to authorize telephone transfers or premium allocation changes, telephone transfer orders and premium allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that we fail to follow procedures reasonably designed to prevent unauthorized transfers, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you bear the risk of loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.

Although currently there is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year. Transfers under the Systematic Transfer Program do not count against these limitations.

We reserve the right to refuse to transfer amounts less than $500 unless:

> the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

>  the transfer is part of the Systematic Transfer Program.

We also reserve the right to prohibit a transfer to any subaccount of the Account if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount would be less than $500 immediately after the transfer.

You may make only 1 transfer per policy year from the nonloaned portion of the Guaranteed Interest Account unless:

1) the transfer(s) are made as part of a Systematic Transfer Program, or

2) we agree to make an exception to this rule.

The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account at the time of the transfer.

A nonsystematic transfer from the nonloaned portion of the Guaranteed Interest Account will be processed on the day such request is received by VPMO.

Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts in which you may invest to a total of 18 at any one time or over the life of the policy. We may limit you to less than 18 if we are required to do so by any federal or state law.


Because excessive exchanges between subaccounts can hurt fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policy owners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until your right to cancel the policy expires.


SYSTEMATIC TRANSFER PROGRAMS

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

>  $25 monthly                     >  $150 semiannually

>  $75 quarterly                   >  $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


POLICY LOANS

Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York and New Jersey only) on single life policies and 6% on multiple life policies, compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insured while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.


Loan interest rate are as follows:

>  Single Life Policies

   o  Policy years 1-10:                     4%

   o  Policy years 11-15:                    3%

   o  Policy years 16 and thereafter*:    21/2%

>  Single Life policies - New York and New Jersey only

   o  Policy years 1-10:                     6%

   o  Policy years 11-15:                    5%

   o  Policy years 16 and thereafter*:  4(1/2)%

*These rates also apply after the insured attains age 65.

>  Multiple Life Policies

   o  Policy years 1-10:                     8%

   o  Policy years 11 and thereafter:        7%


You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.

At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and the nonloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the nonloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.

LAPSE

Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 8 policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

FEDERAL INCOME TAX CONSIDERATIONS
-------------------------------------------------------------------------------

The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. For complete information on federal and state income tax considerations consult your income tax advisor.

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be modified endowment contracts if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59(1/2) or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER

You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER

Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS

We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES

If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT

Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.

FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account (Flex Edge, Flex Edge Success(R), Joint Edge(R) and Individual Edge(R)) at December 31, 2002 and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
-------------------------------------------------------------------------------

INVESTMENT TYPE



--------------------------------------------------------------------------------------------------------------------------------
                                                                                 Investment Type
                                                ----------------------------------------------------------------------------------
                                                         Domestic   Domestic   Domestic   Growth &          International   Money
               Series                             Bond    Blend      Growth      Value     Income    Index      Growth      Market
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                   *
Phoenix-AIM Mid-Cap Equity                                *
Phoenix-Alliance/Bernstein Enhanced Index                                                             *
Phoenix-Alliance/Bernstein Growth + Value                            *           *
Phoenix-Duff & Phelps Real Estate Securities                                                *
Phoenix-Engemann Capital Growth                                      *
Phoenix-Engemann Small & Mid-Cap Growth                              *
Phoenix-Goodwin Money Market                                                                                                  *
Phoenix-Goodwin Multi-Sector Fixed Income         *
Phoenix-Hollister Value Equity                                                   *
Phoenix-Janus Flexible Income                     *
Phoenix-Kayne Large-Cap Core                              *
Phoenix-Kayne Small-Cap Quality Value                                            *
Phoenix-Lazard International Equity Select                                                                       *
Phoenix-Lazard Small-Cap Value                                                   *
Phoenix-Lazard U.S. Multi-Cap                                                    *
Phoenix-Lord Abbett Bond-Debenture                *
Phoenix-Lord Abbett Large-Cap Value                                              *
Phoenix-Lord Abbett Mid-Cap Value                                                *
Phoenix-MFS Investors Growth Stock                                   *
Phoenix-MFS Investors Trust                                                                 *
Phoenix-MFS Value                                                                *
Phoenix-Northern Dow 30                                                                               *
Phoenix-Northern Nasdaq-100 Index(R)                                                                  *
Phoenix-Oakhurst Growth and Income                                                          *
Phoenix-Oakhurst Strategic Allocation                                                       *
Phoenix-Sanford Bernstein Global Value                                                                                       *
Phoenix-Sanford Bernstein Mid-Cap Value                                          *
Phoenix-Sanford Bernstein Small-Cap Value                                        *
Phoenix-Seneca Mid-Cap Growth                                        *
Phoenix-Seneca Strategic Theme                                       *
Phoenix-State Street Research Small-Cap Growth                       *
AIM V.I. Capital Appreciation Fund                                   *
AIM V.I. Premier Equity Fund                              *
Alger American Leveraged AllCap Portfolio                            *
Federated Fund for U.S. Government Securities II  *
Federated High Income Bond Fund II                *
VIP Contrafund(R) Portfolio                                          *
VIP Growth Opportunities Portfolio                                   *
VIP Growth Portfolio                                                 *
Mutual Shares Securities Fund                                                               *
Templeton Foreign Securities Fund                                                                                *
Templeton Growth Securities Fund                                                                                 *
Scudder VIT EAFE(R) Equity Index Fund                                                                 *
Scudder VIT Equity 500 Index Fund                                                                     *
Technology Portfolio                                                 *
Wanger Foreign Forty                                                                                             *
Wanger International Small Cap                                                                                   *
Wanger Twenty                                                        *
Wanger U.S. Smaller Companies                                        *
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS


----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Advisors
                                                ----------------------------------------------------------------------------------
                                                     Phoenix           Phoenix         Duff & Phelps                  Fred Alger
                                                   Investment         Variable          Investment     AIM Advisors,  Management,
                    Series                         Counsel, Inc.   Advisors, Inc.     Management Co.        Inc.          Inc.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                        *
Phoenix-AIM Mid-Cap Equity                                                 *
Phoenix-Alliance/Bernstein Enhanced Index                                  *
Phoenix-Alliance/Bernstein Growth + Value                                  *
Phoenix-Duff & Phelps Real Estate Securities                                               *
Phoenix-Engemann Capital Growth                       *
Phoenix-Engemann Small & Mid-Cap Growth               *
Phoenix-Goodwin Money Market                          *
Phoenix-Goodwin Multi-Sector Fixed Income             *
Phoenix-Hollister Value Equity                        *
Phoenix-Janus Flexible Income                                              *
Phoenix-Kayne Large-Cap Core                          *
Phoenix-Kayne Small-Cap Quality Value                 *
Phoenix-Lazard International Equity Select                                 *
Phoenix-Lazard Small-Cap Value                                             *
Phoenix-Lazard U.S. Multi-Cap                                              *
Phoenix-Lord Abbett Bond-Debenture                                         *
Phoenix-Lord Abbett Large-Cap Value                                        *
Phoenix-Lord Abbett Mid-Cap Value                                          *
Phoenix-MFS Investors Growth Stock                                         *
Phoenix-MFS Investors Trust                                                *
Phoenix-MFS Value                                                          *
Phoenix-Northern Dow 30                                                    *
Phoenix-Northern Nasdaq-100 Index(R)                                       *
Phoenix-Oakhurst Growth and Income                    *
Phoenix-Oakhurst Strategic Allocation                 *
Phoenix-Sanford Bernstein Global Value                                     *
Phoenix-Sanford Bernstein Mid-Cap Value                                    *
Phoenix-Sanford Bernstein Small-Cap Value                                  *
Phoenix-Seneca Mid-Cap Growth                         *
Phoenix-Seneca Strategic Theme                        *
Phoenix-State Street Research Small-Cap Growth                             *
AIM V.I. Capital Appreciation Fund                                                                          *
AIM V.I. Premier Equity Fund                                                                 *
Alger American Leveraged AllCap Portfolio                                                                                  *
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies

----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Advisors
                                                ----------------------------------------------------------------------------------
                                                                                     Fidelity                           Morgan
                                                   Deutsche          Federated       Management        Franklin          Stanley
                                                    Asset            Investment         and             Mutual        Investment
                                                  Management,        Management       Research         Advisers,       Management
                    Series                            Inc.            Company         Company             LLC             Inc.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II                           *
Federated High Income Bond Fund II                                         *
VIP Contrafund(R) Portfolio                                                                *
VIP Growth Opportunities Portfolio                                                         *
VIP Growth Portfolio                                                                       *
Mutual Shares Securities Fund                                                                              *
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund                      *
Scudder VIT EAFE(R) Equity Index Fund                 *
Scudder VIT Equity 500 Index Fund                                                                                          *
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies

-----------------------------------------------------------------------------------------------------------------
                                                                           Advisors
                                                -----------------------------------------------------------------
                                                  Templeton        Templeton          Templeton        Wanger
                                                    Asset           Global            Investment       Asset
                                                 Management,        Advisors           Counsel,      Management,
                    Series                          Ltd.            Limited               Inc.          L.P.
-----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund          *
Templeton Foreign Securities Fund                                                          *
Templeton Global Asset Allocation Fund                                                     *
Templeton Growth Securities Fund                                           *
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                                                                       *
Wanger International Small Cap                                                                             *
Wanger Twenty                                                                                              *
Wanger U.S. Smaller Companies                                                                              *
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS


----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Subadvisors
                                                ----------------------------------------------------------------------------------
                                                                                                         Kayne
                                                                                                        Anderson
                                                  Aberdeen       AIM         Alliance       Janus       Rudnick       Lazard
                                                    Fund       Capital       Capital       Capital     Investment      Asset
                                                  Managers,   Management,   Management,   Management   Management,   Management
                    Series                           Inc.        Inc.          L.P.           LLC          LLC           LLC
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       *
Phoenix-AIM Mid-Cap Equity                                       *
Phoenix-Alliance/Bernstein Enhanced Index                                       *
Phoenix-Alliance/Bernstein Growth + Value                                       *
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                                 *
Phoenix-Kayne Large-Cap Core                                                                               *
Phoenix-Kayne Small-Cap Quality Value                                                                      *
Phoenix-Lazard International Equity Select                                                                               *
Phoenix-Lazard Small-Cap Value                                                                                           *
Phoenix-Lazard U.S. Multi-Cap                                                                                            *
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                          *
Phoenix-Sanford Bernstein Mid-Cap Value                                         *
Phoenix-Sanford Bernstein Small-Cap Value                                       *
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth

----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Subadvisors
                                                ----------------------------------------------------------------------------------
                                                                              Northern       Roger        Seneca      State Street
                                                     Lord,         MFS         Trust        Engemann      Capital      Research &
                                                  Abbett & Co.  Investment  Investments,  & Associates,  Management,   Management
                    Series                            LLC       Management      Inc.           Inc.          LLC         Company
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                                               *
Phoenix-Engemann Small & Mid-Cap Growth                                                       *
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture                   *
Phoenix-Lord Abbett Large-Cap Value                  *
Phoenix-Lord Abbett Mid-Cap Value                    *
Phoenix-MFS Investors Growth Stock                               *
Phoenix-MFS Investors Trust                                      *
Phoenix-MFS Value                                                *
Phoenix-Northern Dow 30                                                         *
Phoenix-Northern Nasdaq-100 Index(R)                                            *
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                                              *
Phoenix-Seneca Strategic Theme                                                                             *
Phoenix-State Street Research Small-Cap Growth                                                                           *

Additional information about the Flex Edge Success and Joint Edge Policies and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

www.phoenixwm.com


V603, V601


Investment Company Act File No. 811-4721

[logo] PHOENIX WEALTH MANAGEMENT(R)


L0224PR (C)Phoenix Life Insurance Company    (C)Printed on recycled paper.  5-03

                                                                     [VERSION C]
                               INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                   ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2003

This prospectus describes a flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection for as long as it remains in force. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase, at net asset value, shares of the following funds: The Phoenix Edge Series Fund


THE PHOENIX EDGE SERIES FUND
----------------------------
>   Phoenix-AIM Mid-Cap Equity Series
>   Phoenix-Alliance/Bernstein Enhanced Index Series
>   Phoenix-Alliance/Bernstein Growth + Value Series
>   Phoenix-Duff & Phelps Real Estate Securities Series
>   Phoenix-Engemann Capital Growth Series
>   Phoenix-Engemann Small & Mid-Cap Growth Series
>   Phoenix-Goodwin Money Market Series
>   Phoenix-Goodwin Multi-Sector Fixed Income Series
>   Phoenix-Hollister Value Equity Series
>   Phoenix-Janus Flexible Income Series
>   Phoenix-Kayne Large-Cap Core Series
>   Phoenix-Kayne Small-Cap Quality Value Series
>   Phoenix-Lazard International Equity Select Series
>   Phoenix-Lazard Small-Cap Value Series
>   Phoenix-Lazard U.S. Multi-Cap Series
>   Phoenix-Lord Abbett Bond-Debenture Series
>   Phoenix-Lord Abbett Large-Cap Value Series
>   Phoenix-Lord Abbett Mid-Cap Value Series
>   Phoenix-MFS Investors Growth Stock Series
>   Phoenix-MFS Investors Trust Series
>   Phoenix-MFS Value Series
>   Phoenix-Northern Dow 30 Series
>   Phoenix-Northern Nasdaq-100 Index(R) Series
>   Phoenix-Oakhurst Growth and Income Series
>   Phoenix-Oakhurst Strategic Allocation Series
>   Phoenix-Sanford Bernstein Global Value Series
>   Phoenix-Sanford Bernstein Mid-Cap Value Series
>   Phoenix-Sanford Bernstein Small-Cap Value Series
>   Phoenix-Seneca Mid-Cap Growth Series
>   Phoenix-Seneca Strategic Theme Series
>   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
>   AIM V.I. Capital Appreciation Fund
>   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
>   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
>   Federated Fund for U.S. Government Securities II
>   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
>   VIP Contrafund(R) Portfolio
>   VIP Growth Opportunities Portfolio
>   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
>   Mutual Shares Securities Fund
>   Templeton Developing Markets Securities Fund *
>   Templeton Foreign Securities Fund
>   Templeton Global Asset Allocation Fund *
>   Templeton Growth Securities Fund

SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
>   Scudder VIT EAFE(R) Equity Index Fund
>   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
>   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
>   Wanger Foreign Forty
>   Wanger International Small Cap
>   Wanger Twenty
>   Wanger U.S. Smaller Companies

 * Not available for new investors

--------------------------------------------------------------------------------

IF YOU HAVE ANY QUESTIONS,   [GRAPHIC OF LEETER]    PHOENIX VARIABLE PRODUCTS
PLEASE CONTACT US AT:                               MAIL OPERATIONS ("VPMO")
                                                    PO Box 8027
                                                    Boston, MA 02266-8027

                             [GRAPHIC OF TELEPHONE] VARIABLE AND UNIVERSAL
                                                     LIFE ADMINISTRATION
                                                     ("VULA")
                                                     800/541-0171

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus provides important information that you should know before investing.

-------------------------------------------------------------------------------

     Read and keep this prospectus for future reference.

                           TABLE OF CONTENTS
Heading                                                            Page
------------------------------------------------------------------------
RISK/BENEFIT SUMMARY                                                 4
    Policy Benefits                                                  4
    Policy Risks                                                     4
FEE TABLES                                                           6
    Transaction Fees                                                 6
    Periodic Charges Other the Fund Operating
       Expenses                                                      7
    Minimum and Maximum Fund Operating Expenses                      8
    Annual Fund Expenses                                             9
PHOENIX LIFE INSURANCE COMPANY                                      11
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
    (THE "ACCOUNT")                                                 11
    Performance History                                             11
VOTING RIGHTS                                                       11
    The Guaranteed Interest Account                                 11
CHARGES AND DEDUCTIONS                                              12
    General                                                         12
    Charges Deducted from Premium Payments                          12
    Periodic Charges                                                12
    Conditional Charges                                             14
    Other Tax Charges                                               15
    Fund Charges                                                    15
THE POLICY                                                          15
    Contract Rights: Owner, Insured, Beneficiary                    15
    Contract Limitations                                            15
    Purchasing a Policy                                             15
GENERAL                                                             16
    Postponement of Payments                                        16
    Optional Insurance Benefits                                     16
PAYMENT OF PROCEEDS                                                 18
    Surrender and Death Benefit Proceeds                            18
    Payment Options                                                 18
    Surrenders                                                      19
    Transfer of Policy Value                                        20
    Loans                                                           21
    Lapse                                                           22
FEDERAL INCOME TAX CONSIDERATIONS                                   22
    Modified Endowment Contracts                                    22
FINANCIAL STATEMENTS                                                23
APPENDIX A - INVESTMENT OPTIONS                                    A-1

RISK/BENEFIT SUMMARY
-------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the person insured under the policy.

You will choose a death benefit when you apply for a policy:

> Death Benefit Option 1 is equal to the greater of the policy's face amount, or the minimum death benefit
> Death Benefit Option 2 equals the greater of the face amount plus the policy value, or the minimum death benefit

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option. Generally, the minimum face amount is $25,000

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the insured person's age.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS
Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

>   Disability Waiver of Specified Premium
>   Accidental Death Benefit
>   Death Benefit Protection
>   Whole Life Exchange Option (not available after
    January 27, 2003)
>   Purchase Protection Plan
>   Living Benefits Option
>   Cash Value Accumulation
>   Child Term
>   Family Term
>   Phoenix Individual Edge Term
>   Age 100+ Rider
>   LifePlan Options Rider

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied.

Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.


RISK OF LAPSE
During the first 8 policy years the policy will remain in force as long as the policy value is enough to pay the monthly charges incurred under the policy. After that, your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value (or the policy value in the first 8 years) is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.


Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
-------------------------------------------------------------------------------


                                         TRANSACTION FEES
----------------------------------------------------------------------------------------------------------------------------------
CHARGE                                   WHEN DEDUCTED                    AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------------------------
PREMIUM TAX                              Upon Payment                     2.25% of each premium.
----------------------------------------------------------------------------------------------------------------------------------
FEDERAL TAX CHARGE                       Upon Payment                     1.50% of each premium.
----------------------------------------------------------------------------------------------------------------------------------
ISSUE CHARGE                             1/12th of the
                                         fee is deducted on
                                         each of the first 12
                                         monthly calculation days.        The maximum charge is $600(1).
----------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                         Upon full surrender or           A maximum of 2.25 times the Commission Target
                                         lapse                            Premium(2). We will provide your surrender charges
                                                                          before we issue your policy.
----------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE                 Upon Partial Surrender or        For a partial surrender:
                                         a decrease in the policy         ------------------------
                                         face amount.                     The charge that would apply upon a full surrender
                                                                          multiplied by the partial surrender amount divided by
                                                                          the result of subtracting the full surrender charge from
                                                                          the policy value.

                                                                          For a decrease in face amount:
                                                                          ------------------------------
                                                                          The charge that would apply upon a full surrender
                                                                          multiplied by the decrease in face amount divided by the
                                                                          face amount prior to the decrease.
----------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER FEE                    Upon Partial Surrender           2% of surrender amount(3).
----------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                          Upon Transfer                    At present, we do not charge for transfers between
                                                                          investment options, but we reserve the right to charge
                                                                          up to $10 per transfer after the first two transfers in
                                                                          any given policy year.
----------------------------------------------------------------------------------------------------------------------------------


1 The Issue Charge is 1.50 per $1,000 of face amount. Policies with a face amount of less than $400,000 will have a total charge of less than $600.
2 The Commission Target Premium (CTP) is an arithmetical formula based on personal information (i.e., age, gender, risk class), and the policy face amount. We will provide your surrender charges before we issue your policy
3   We limit this fee to $25 for each partial surrender.

              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


----------------------------------------------------------------------------------------------------------------------------------
CHARGE                                      WHEN DEDUCTED                         AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)                      On each monthly
                                          calculation day.
Minimum and Maximum Charges                                            We currently charge $0.05 - $83.33 per $1,000 of amount at risk(2) each month..

Example for a male age 45                                              We would charge $0.25 per $1,000 of amount at risk(2) per
in the nonsmoker premium class.                                        month. We will increase this charge as he ages.
----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE                     On each monthly
                                          calculation day              $10 per month.(3)
----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE(4)      On each monthly              0.80% of average daily net assets, on an annual basis, of
                                          calculation day              investments in the subaccounts.
----------------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES                         When we become liable        We do not charge for taxes at this time, however we reserve
                                          for taxes.                   the right to impose a charge should we become liable for
                                                                       taxes in the future.
----------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST RATE CHARGED(5)             Interest accrues daily       The maximum net cost to the policy value is 2% of the loan
                                          and is due on each policy    balance on an annual basis.
                                          anniversary. If not paid
                                          on that date, we will
                                          treat the accrued interest
                                          as another loan against
                                          the policy
----------------------------------------------------------------------------------------------------------------------------------

                          OPTIONAL INSURANCE BENEFITS

DEATH BENEFIT PROTECTION RIDER            On each Monthly
                                          Calculation Day              $0.01 per $1,000 of face amount per month.
----------------------------------------------------------------------------------------------------------------------------------
PURCHASE PROTECTION PLAN RIDER            On Rider Date, and
                                          on each Monthly
                                          Calculation Day
Minimum and Maximum                                                    $0.05 - $0.17 per unit(9) purchased per month.
Example for a male age 35 in
the nonsmoker premium class.                                           $0.16 per unit(9) purchased per month.
----------------------------------------------------------------------------------------------------------------------------------
CHILD TERM RIDER(6)                       On each Monthly
                                          Calculation Day
Minimum and Maximum                                                    $0.06 - $0.11 per $1,000 of rider face amount per month.

Example for a male age 10.                                             $0.06 per $1,000 of rider face amount.
----------------------------------------------------------------------------------------------------------------------------------
FAMILY TERM RIDER(6)                      On each Monthly
                                          Calculation Day
Minimum and Maximum                                                    $0.08 - $6.49 per $1,000 of rider face amount per month.

Example for a male age 45.                                             $1.91 per $1,000 of rider face amount per month.
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX INDIVIDUAL EDGE TERM              On each Monthly
RIDER(6)                                  Calculation Day
Minimum and Maximum                                                    $0.05 - $156.94 per $1.000 of rider face amount per month.
Example for a male age 45
in the nonsmoker premium class.                                        $0.19 per $1.000 of rider face amount per month.
----------------------------------------------------------------------------------------------------------------------------------
DISABILITY WAIVER OF                      On each Monthly
SPECIFIED PREMIUM RIDER(7)                Calculation Day
Minimum and Maximum                                                    $0.22 -$0.82 per $100 of premium waived per month.
Example for a male age 45 in
the nonsmoker premium class.                                           $0.66 per $100 of premium waived per month.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
CHARGE                                      WHEN DEDUCTED                         AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT                  On each Monthly
RIDER(7)                                  Calculation Day
Minimum and Maximum                                                    $0.07 -$0.26 per $1,000 of rider amount per month.
Example for a male age 45
in the nonsmoker premium class.                                        $0.79 per $1,000 of rider amount per month.
----------------------------------------------------------------------------------------------------------------------------------
LIVING BENEFITS RIDER                     We do not charge for         We describe this rider later under "Additional Rider
                                          this rider.                  Benefits."
----------------------------------------------------------------------------------------------------------------------------------
CASH VALUE ACCUMULATION RIDER             We do not charge for         We describe this rider later under "Additional Rider
                                          this rider.                  Benefits."
----------------------------------------------------------------------------------------------------------------------------------
WHOLE LIFE EXCHANGE RIDER(8)              We do not charge for         We describe this rider later under "Additional Rider
                                          this rider.                  Benefits."
----------------------------------------------------------------------------------------------------------------------------------
AGE 100+ RIDER                            We do not charge for         We describe this rider later under "Additional Rider
                                          this rider.                  Benefits."
----------------------------------------------------------------------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER                    We do not charge for         Though we do not charge for this rider, to the extent there
                                          this rider.                  is an increase in face amount, there will be an increase
                                                                       in the cost of insurance. We describe this rider later
                                                                        under "Additional Rider Benefits."
----------------------------------------------------------------------------------------------------------------------------------


1   Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
2 The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
3   As of the date of this prospectus, we limit this charge to $5 per month.
4 We currently offer reduced mortality and expense risk charges beginning in policy year 16 of 0.25% of average daily net assets invested in the subaccounts. We do not deduct this charge from investments in the Guaranteed Interest Account.
5 The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.25% on an annual basis. For more information see "Charges and Deductions" and "Loans."
6   This charge will generally increase with age.
7 This charge for this rider depends on age at issue, but will not increase with age.
8   This rider is no longer available.


9 Each unit entitles you to purchase $1,000 face amount of insurance on each of the first two option dates defined in the rider, and $667 in face amount of insurance on each subsequent option date defined in the rider.


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                        Minimum                        Maximum
Total Annual Fund Operating Expenses (1)
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)                                         0.32%             -             22.60%

The total and net fund operating expenses for each available investment portfolio are given in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)


----------------------------------------------------------------------------------------------------------------------------------
                                                      Investment              Rule         Other Operating          Total Annual
Series                                              Management Fee         12b-1 Fees         Expenses              Fund Expenses
----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                        0.75%                   N/A               0.30%(5)                1.05%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                            0.85%                   N/A               2.58%(3)                3.43%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index             0.45%                   N/A               0.28%(2)                0.73%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value             0.85%                   N/A               2.91%(3)                3.76%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities          0.75%                   N/A               0.37%(4)                1.12%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                       0.65%                   N/A               0.10%(3)                0.75%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth               0.90%                   N/A               1.32%(4)                2.22%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                          0.40%                   N/A               0.16%(3)                0.56%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income             0.50%                   N/A               0.19%(3)                0.69%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                        0.70%                   N/A               0.31%(3)                1.01%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                         0.80%                   N/A               0.54%(3)                1.34%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core(6)                       0.70%                   N/A              13.62%(1)               14.32%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value(6)              0.90%                   N/A              21.70%(1)               22.60%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select(6)         0.90%                   N/A               9.36%(1)               10.26%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value(6)                     0.90%                   N/A               5.26%(1)                6.16%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap(6)                      0.80%                   N/A               7.34%(1)                8.14%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture(6)                 0.75%                   N/A               6.28%(1)                7.03%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value(6)                0.75%                   N/A               8.51%(1)                9.26%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value(6)                  0.85%                   N/A               9.20%(1)               10.05%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                    0.75%                   N/A               0.23%(3)                0.98%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust   .                       0.75%                   N/A               4.73%(3)                5.48%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                     0.75%                   N/A               1.84%(3)                2.59%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                               0.35%                   N/A               0.76%(3)                1.11%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                  0.35%                   N/A               2.37%(3)                2.72%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                    0.70%                   N/A               0.25%(3)                0.95%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                 0.58%                   N/A               0.12%(3)                0.70%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                0.90%                   N/A               1.67%(3)                2.57%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value               1.05%                   N/A               0.35%(3)                1.40%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value             1.05%                   N/A               0.59%(3)                1.64%(7)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                         0.80%                   N/A               0.34%(4)                1.14%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                        0.75%                   N/A               0.25%(4)                1.00%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth        0.85%                   N/A               8.48%(1)                9.33%(7)
----------------------------------------------------------------------------------------------------------------------------------



(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                   Reimbursements         Net Annual Fund
                                                   --------------        ---------------
Series                                               & Waivers                Expenses
------                                               ---------                --------
Phoenix-AIM Mid-Cap Equity                            (2.33%)                   1.10%
Phoenix-Alliance/Bernstein Enhanced Index             (0.08%)                   0.65%
Phoenix-Alliance/Bernstein Growth + Value             (2.66%)                   1.10%
Phoenix-Duff & Phelps Real Estate Securities          (0.02%)                   1.10%
Phoenix-Engemann Small & Mid-Cap Growth               (0.97%)                   1.25%
Phoenix-Hollister Value Equity                        (0.06%)                   0.95%
Phoenix-Janus Flexible Income                         (0.29%)                   1.05%
Phoenix-Kayne Large-Cap Core                         (13.47%)                   0.85%
Phoenix-Kayne Small-Cap Quality Value                (21.55%)                   1.05%
Phoenix-Lazard International Equity Select            (9.21%)                   1.05%
Phoenix-Lazard Small-Cap Value                        (5.11%)                   1.05%

                                                   Reimbursements         Net Annual Fund
                                                   --------------        ---------------
Series                                               & Waivers                Expenses
------                                               ---------                --------
Phoenix-Lazard U.S. Multi-Cap                         (7.19%)                   0.95%
Phoenix-Lord Abbett Bond-Debenture                    (6.13%)                   0.90%
Phoenix-Lord Abbett Large-Cap Value                   (8.36%)                   0.90%
Phoenix-Lord Abbett Mid-Cap Value                     (9.05%)                   1.00%
Phoenix-MFS Investors Trust                           (4.48%)                   1.00%
Phoenix-MFS Value                                     (1.59%)                   1.00%
Phoenix-Northern Dow 30                               (0.51%)                   0.60%
Phoenix-Northern Nasdaq-100 Index(R)                  (2.12%)                   0.60%
Phoenix-Sanford Bernstein Global Value                (1.42%)                   1.15%
Phoenix-Sanford Bernstein Mid-Cap Value               (0.10%)                   1.30%
Phoenix-Sanford Bernstein Small-Cap Value             (0.34%)                   1.30%
Phoenix-State Street Research Small-Cap               (8.33%)                   1.00%
Growth

    (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                  Rule                  Total                       Fund Expenses
                                                  Investment    12b-1 or     Other      Annual     Reimbursements       After
                                                  Management     Service   Operating     Fund          &            Reimbursements
                  Series                             Fee          Fees      Expenses   Expenses       Waivers          & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES
   I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%          N/A       0.24%      0.85%         (0.00%)           0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%          N/A       0.24%      0.85%         (0.00%)           0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%          N/A       0.11%      0.96%         (0.00%)           0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
   Securities II                                   0.60%          0.25%(1)  0.12%      0.97%         ----              ----(9)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund
   II - Primary Shares                             0.60%          0.25%(1)  0.17%      1.02%         ----              ----(9)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
   PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(2)                     0.58%          0.10%     0.10%      0.78%         ----              ----(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio(2)              0.58%          0.10%     0.12%      0.80%         ----              ----(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(2)                            0.58%          0.10%     0.09%      0.77%         ----              ----(9)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%(3)       0.25%     0.21%      1.06%         (0.01%)           1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund       1.25%          0.25%     0.33%      1.83%         (0.00%)           1.83%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.70%(3)       0.25%     0.20%      1.15%         (0.02%)           1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund             0.62%(3)       0.25%     0.21%      1.08%         (0.02%)           1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund(4)                0.81%          0.25%     0.06%      1.12%         (0.00%)           1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund(5)           0.45%          N/A       0.47%      0.92%         (0.27%)           0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund(6)               0.20%          N/A       0.12%      0.32%         (0.02%)           0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(7)                            0.80%          N/A       0.49%      1.29%         ----             ----(9)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty(8)                            1.00%          N/A       0.55%      1.55%         (0.10%)          1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.24%          N/A       0.23%      1.47%         (0.00%)          1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                      0.95%          N/A       0.23%      1.18%         (0.00%)          1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.94%          N/A       0.11%      1.05%         (0.00%)          1.05%
----------------------------------------------------------------------------------------------------------------------------------



(1) The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.



Series                                               Reimbursements & Waivers       Net Annual Fund Expenses
------                                               ------------------------       ------------------------
Federated Fund for U.S. Government Securities II            (0.25%)                         0.72%
Federated High Income Bond Fund II - Primary Shares         (0.25%)                         0.77%
VIP Contrafund(R) Portfolio                                 (0.04%)                         0.74%
VIP Growth Opportunities Portfolio                          (0.03%)                         0.77%
VIP Growth Portfolio                                        (0.06%)                         0.71%
Technology Portfolio                                        (0.14%)                         1.15%



     (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
-------------------------------------------------------------------------------

Phoenix Life Insurance Company established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Account or of Phoenix.

All income, gains or losses of the Account are credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
-------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or

25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

>  First Year:                  25% of the total value
>  Second Year:                 33% of remaining value
>  Third Year:                  50% of remaining value
>  Fourth Year:                 100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
-------------------------------------------------------------------------------

GENERAL
Charges are deducted in connection with the policy to compensate us for:

>  our expenses in selling the policy;
>  underwriting and issuing the policy;
>  premium and federal taxes incurred on premiums received;
> providing the insurance benefits set forth in the policy; and > assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

>  issue expense charge; and/or
>  surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM TAX CHARGE

Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.62% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky, Alabama and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Policies will be assessed a tax charge equal to 2.25% of the premiums paid. These charges are deducted from each premium payment.

FEDERAL TAX CHARGE

A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs.

PERIODIC CHARGES

MONTHLY CHARGES

We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account based on your specified allocation schedule.

You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.

> ISSUE EXPENSE CHARGE. This charge helps us pay the underwriting and start-up expenses we incur when we issue a policy. We charge $1.50 per $1,000 of initial face amount to a maximum of $600.

You will incur a new issue expense charge if you increase your policy's face amount. We will assess the new charge only on the amount of the increase.

We deduct this charge in twelve equal installments for the year following policy issue or a face amount increase. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

> ADMINISTRATIVE CHARGE. We currently charge $5 to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. We guarantee this charge will never exceed
   $10 per month.
> COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

> COST OF OPTIONAL INSURANCE BENEFITS. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

   Five riders are available at no charge with every Individual Edge policy:

   o LIVING BENEFITS RIDER. This rider allows, in the event of terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit, to a maximum of $250,000, with the provision that a minimum of $10,000 face amount remain on the policy thereafter.

   o CASH VALUE ACCUMULATION RIDER. You must elect this rider before we issue your policy. The rider generally allows you to pay more premium than would otherwise be permitted.

   o AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the insured's age 100, as long as the cash surrender value is greater than zero.

   o LIFE PLANS OPTIONS RIDER. At specified policy anniversaries, you can exercise or elect one of three options to: (1) increase the face amount;
      (2) to reduce the face amount without incurring a partial surrender charge; or (3) to exchange the policy for an annuity without incurring a surrender charge.

   o WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange your policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. To the extent there is an increase in face amount there will be an increase in the cost of insurance.

   We charge for providing benefits under the following riders:

   o DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER charges will depend on the age and gender of the person we insure, and the amount of premium waived. We also offer this rider with substandard ratings of 150% and 200%. We insure people from age 5 through 60 under this rider and terminate the rider when the insured person reaches age 65.

   o ACCIDENTAL DEATH BENEFIT RIDER charges vary based on age, sex, and amount of additional death benefit.

   o PURCHASE PROTECTION PLAN RIDER charges vary based on age. The maximum number of PPP units allowed varies with issue age and cannot be more than twice the initial base face amount in thousands. This rider is available to those we insure up to age 37.

   o CHILD TERM RIDER charges depend on the child's age and gender, and the Rider's face amount. This rider is available for children up to age 17, and will terminate when the child reaches age 25.

   o FAMILY TERM RIDER charges vary based on the age(s), gender(s), smoker classification(s) of the family members. and with the Rider' face amount. This rider is available for family members of the person insured under the policy who are between the ages of 18 and 60, and will terminate when the family member reaches age 70.

   o INDIVIDUAL EDGE TERM RIDER charges vary based on age, gender, smoker classification, and table rating, and the Rider's face amount.

   o  DEATH BENEFIT PROTECTION RIDER charge is based upon the face amount.

DAILY CHARGES

We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.

> MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

   We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

   We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

   If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

   We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.

   For the first 15 policy years we charge the maximum mortality and expense charge of .80% of your policy value in the subaccounts each month for all policy options. Beginning in policy year 16 we charge a reduced mortality and expense risk charge of 0.25%.

> LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. These rates apply until the person insured reaches age 65, after that, the rates for Policy Years 16+ will apply.


-------------------------------------------------------------------
                                                 RATE WE CREDIT
                                             THE LOANED PORTION OF
                                                 THE GUARANTEED
             LOAN INTEREST RATE CHARGED         INTEREST ACCOUNT
-------------------------------------------------------------------
POLICY         MOST         NEW YORK/        MOST         NEW YORK/
YEARS:        STATES         NEW JERSEY     STATES       NEW JERSEY
-------------------------------------------------------------------
  1-10          4%              6%            2%             4%
 11-16          3%              5%            2%             4%
  16+        2.25%           4.25%            2%             4%



   Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


CONDITIONAL CHARGES

These are other charges that are imposed only if certain events occur.

> SURRENDER CHARGE. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.


   The following table shows the surrender charges applicable for a male Nonsmoker for a face amount of $100,000:


ISSUE AGE          INITIAL SURRENDER
   25                 $ 1,235.25
   35                   1,923.75
   45                   3,127.94
   55                   4,611.17
   65                   5,850.00
   75                   5,850.00
   85                   5,850.00

   The following table gives a specific example for the duration of the surrender charge period for a male age 35 nonsmoker, For a face amount of $100,000. The surrender charge is equal to:

--------------------------------------------------------------
                   SURRENDER CHARGE SCHEDULE
--------------------------------------------------------------
 POLICY          SURRENDER           POLICY         SURRENDER
 MONTH            CHARGE             MONTH           CHARGE
  1-12            $1923.75             89           $ 1179.90
 13-24             1923.75             90             1154.25
 25-36             1923.75             91             1128.60
 37-48             1923.75             92             1102.95
 49-60             1923.75             93             1077.30
  61               1898.10             94             1051.65
  62               1872.45             95             1026.00
  63               1846.80             96             1000.35
  64               1821.15             97              958.63
  65               1795.50             98              916.90
  66               1769.85             99              875.18
  67               1744.20            100              833.45
  68               1718.55            101              791.73
  69               1692.90            102              750.01
  70               1667.25            103              708.28
  71               1641.60            104              666.56
  72               1615.95            105              624.83
  73               1590.30            106              583.11
  74               1564.65            107              541.39
  75               1539.00            108              499.66
  76               1513.35            109              457.94
  77               1487.70            110              416.21
  78               1462.05            111              374.49
  79               1436.40            112              332.77
  80               1410.75            113              291.04
  81               1385.10            114              249.32
  82               1359.45            115              207.59
  83               1333.80            116              165.87
  84               1308.15            117              124.15
  85               1282.50            118               82.42
  86               1256.85            119               40.70
  87               1231.20            120               00.00
  88               1205.55

> PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.
> PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. This is equal to the charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.

   A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

TRANSFER CHARGE
Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER TAX CHARGES
Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

THE POLICY
-------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name the insured in the application for the policy. We will not issue a policy for an insured that is more than 85 years old. Before issuing a policy, we will require evidence that the insured is, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS
Any person up to the age of 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the life of another person provided that you have an insurable interest in that life and the prospective insured consents.

PREMIUM PAYMENTS
The Individual Edge policy is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. The insured must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the person you insure and the policy features you desire will affect our required issue premium. The person's age, gender and risk class can affect the issue premium, as can policy features such as face amount and added benefits. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by a 2.25% state premium tax and by 1.50% for federal tax charges. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value -- Nonsystematic Transfers."

POLICY REFUND

Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
-------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

> for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;
> whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or
> whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS

You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

> DISABILITY WAIVER OF SPECIFIED PREMIUM RIDER. We waive the specified premium if the insured becomes totally disabled and the disability continues for at least six months. Premiums will be waived to the policy anniversary nearest the insured's 65th birthday (provided that the disability continues). If premiums have been waived continuously during the entire 5 years prior to such date, the waiver will continue beyond that date. The premium will be waived upon our receipt of notice that the Insured is totally disabled and that the disability occurred while the rider was in force.
> ACCIDENTAL DEATH BENEFIT RIDER. An additional death benefit will be paid before the policy anniversary nearest the insured's 75th birthday, if:

   o  the insured dies from bodily injury that results from an accident; and

   o  the insured dies no later than 90 days after injury.

> DEATH BENEFIT PROTECTION RIDER. The purchase of this rider provides that the death benefit will be guaranteed. The amount of the guaranteed death benefit is equal to the initial face amount, or the face amount that you may increase or decrease, provided that certain minimum premiums are paid. Unless we agree otherwise, the initial face amount and the face amount remaining after any decrease must at least equal $50,000 and the minimum issue age of the insured must be 20. Three death benefit guarantee periods are available. The minimum premium required to maintain the guaranteed death benefit is based on the length of the guarantee period as elected on the application. The three available guarantee periods are:

   1 death benefit guaranteed until the later of the policy anniversary nearest the insured's 70th birthday or policy year 7;

   2 death benefit guaranteed until the later of the policy anniversary nearest the insured's 80th birthday or policy year 10;


   3 death benefit guaranteed until the later of the policy anniversary nearest the insured's 100th birthday.


   Death benefit guarantee periods 1 or 2 may be extended provided that the policy's cash surrender value is sufficient and you pay the new minimum required premium.

   For policies issued in New York, 2 guarantee periods are available:

   1 The policy anniversary nearest the Insured's 75th birthday or the 10th policy year; or

   2  The policy anniversary nearest the Insured's 100th birthday.

> PURCHASE PROTECTION PLAN RIDER. Under this rider you may, at predetermined future dates, purchase additional insurance protection without evidence of insurability.
> LIVING BENEFITS RIDER. Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. There is no charge for this rider.
> CASH VALUE ACCUMULATION RIDER. This rider generally permits you to pay more in premium than otherwise would be permitted. This rider must be elected before the policy is issued. There is no charge for this rider.
> CHILD TERM RIDER. This rider provides annually renewable term coverage on children of the insured who are between 14 days old and age 18. The term insurance is renewable to age 25. Each child will be insured under a separate rider and the amount of insurance must be the same. Coverage may be converted to a new whole life or variable insurance policy at any time prior to the policy anniversary nearest insured child's 25th birthday.
> FAMILY TERM RIDER. This rider provides annually renewable term insurance coverage to age 70 on the insured or members of the insured's immediate family who are at least 18 years of age. The rider is fully convertible through age 70 for each insured to either a fixed benefit or variable policy.
> PHOENIX INDIVIDUAL EDGE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 on the life of the insured under the base policy. The face amount of the term insurance may be level or increasing. The initial rider death benefit cannot exceed 4 times the initial face amount of the policy.
> AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the insured's age 100, as long as the cash surrender value is greater than zero. There is no charge for this rider.
> LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy Anniversaries, subject to various limitations as set forth in the rider, The following policy options may be exercised or elected.

   1 An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

   2 An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

   3 An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.

   While there is no charge for this rider, if you select option 1, you will incur an increase in your cost of insurance due to the increase in face amount.

> WHOLE LIFE EXCHANGE OPTION RIDER. This rider permits you to exchange the policy for a fixed benefit whole life policy at the later of age 65 or policy year 15. There is no charge for this option. This option is no longer available.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the insured or, if greater, the minimum death benefit on the date of death.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.


Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


REQUESTS FOR INCREASE IN FACE AMOUNT

Any time after the first policy anniversary, you may request an increase in the face amount of insurance provided under the policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000 and no increase will be permitted after the insured's age 75. The charge for the increase is $1.50 per $1,000 of face amount increase requested subject to a maximum of $600. No additional monthly administration charge will be assessed for face amount increase. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. The surrender charge applicable to the policy also will increase. At the time of the increase, the cash value must be sufficient to pay the monthly deduction on that date, or additional premiums will be paid on or before the effective date. Also, a new right to cancel period (see "Summary -- Right to Cancel") will be established for the amount of the increase.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT


A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from the policy value based on the amount of the decrease or partial surrender. If the charge is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the charge is a partial surrender, the death benefit under a policy would be reduced immediately. A decreased in the death benefit may have certain income tax consequences.


REQUESTS FOR DECREASE IN FACE AMOUNT

You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).

PAYMENT OF PROCEEDS
-------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS

Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

Under certain conditions, in the event of the terminal illness of the insured, an accelerated payment of up to 75% of the policy's death benefit (up to maximum of $250,000), is available under the Living Benefits Rider. The minimum face amount remaining after any such accelerated benefit payment is $10,000.

While the insured is living, you may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS

All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1 -- LUMP SUM

Payment in one lump sum.

OPTION 2 -- LEFT TO EARN INTEREST

A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3 -- PAYMENT FOR A SPECIFIC PERIOD

Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4 -- LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN

Equal installments are paid until the later of:

>  the death of the payee; or
>  the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

>  10 years;
>  20 years; or
>  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.


Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3% per year.


OPTION 5 -- LIFE ANNUITY

Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3% per year.

OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT


Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in 1 sum on the date credited.


OPTION 7 -- JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR

PERIOD CERTAIN

The first payment will be on the date of settlement. Equal installments are paid until the latest of:

> the end of the 10-year period certain;
> the death of the insured; or
> the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3 3/8% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL

At any time during the lifetime of the insured and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions -- Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS

If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges-Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS

You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insured, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds -- Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

> The partial surrender amount paid -- this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.
> The partial surrender fee -- this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.
> A partial surrender charge -- this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE


TRANSFERS


Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing or by calling VULA at 800/541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. Unless you elect in writing not to authorize telephone transfers or premium allocation changes, telephone transfer orders and premium allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that we fail to follow procedures reasonably designed to prevent unauthorized transfers, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you bear the risk of loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.

Although currently there is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year. Transfers under the Systematic Transfer Program do not count against these limitations.

We reserve the right to refuse to transfer amounts less than $500 unless:

> the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or
>  the transfer is part of the Systematic Transfer Program.

We also reserve the right to prohibit a transfer to any subaccount of the Account if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount would be less than $500 immediately after the transfer.

You may make only 1 transfer per policy year from the nonloaned portion of the Guaranteed Interest Account unless:

1)  the transfer(s) are made as part of a Systematic Transfer Program, or

2)  we agree to make an exception to this rule.

The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account at the time of the transfer.

A nonsystematic transfer from the nonloaned portion of the Guaranteed Interest Account will be processed on the day such request is received by VPMO.

Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts in which you may invest to a total of 18 at any one time or over the life of the policy. We may limit you to less than 18 if we are required to do so by any federal or state law.


Because excessive exchanges between subaccounts can hurt fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policy owners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until your right to cancel the policy expires.

SYSTEMATIC TRANSFER PROGRAMS

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

> $25 monthly
> $75 quarterly
> $150 semiannually
> $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO or by calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or by calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

LOANS


Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York and New Jersey only), compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insured while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insured while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.

The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."


In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

> In all states except New York and New Jersey, the rates in effect following the policy anniversary nearest the insured's 65th birthday will be 2 1/4%. The rates in effect before the insured reaches age 65 will be:

   o  Policy years 1-10 :                     4%

   o  Policy years 11-15:                     3%

   o  Policy years 16 and thereafter:     2 1/4%

> In New York and New Jersey only, the rates in effect before the Insured reaches age 65 will be:

   o  Policy years 1-10:                      6%

   o  Policy years 11-15:                     5%

   o  Policy years 16 and thereafter:     4 1/4%

You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.

At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and the nonloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the nonloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. A policy loan, whether or not repaid, also has a similar effect on the policy's death benefit due to any resulting differences in cash surrender value.

LAPSE

Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 8 policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

FEDERAL INCOME TAX CONSIDERATIONS
-------------------------------------------------------------------------------

The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. For complete information on federal and state income tax considerations consult your income tax advisor.

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL

You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be modified endowment contracts if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER

You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER

Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS

We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES

If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT

Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.

FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account (Flex Edge, Flex Edge Success(R), Joint Edge(R) and Individual Edge(R)) at December 31, 2002 and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
-------------------------------------------------------------------------------

INVESTMENT TYPE



--------------------------------------------------------------------------------------------------------------------------------
                                                                                 Investment Type
                                                ----------------------------------------------------------------------------------
                                                         Domestic   Domestic   Domestic   Growth &          International   Money
               Series                             Bond    Blend      Growth      Value     Income    Index      Growth      Market
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                   *
Phoenix-AIM Mid-Cap Equity                                *
Phoenix-Alliance/Bernstein Enhanced Index                                                             *
Phoenix-Alliance/Bernstein Growth + Value                            *           *
Phoenix-Duff & Phelps Real Estate Securities                                                *
Phoenix-Engemann Capital Growth                                      *
Phoenix-Engemann Small & Mid-Cap Growth                              *
Phoenix-Goodwin Money Market                                                                                                  *
Phoenix-Goodwin Multi-Sector Fixed Income         *
Phoenix-Hollister Value Equity                                                   *
Phoenix-Janus Flexible Income                     *
Phoenix-Kayne Large-Cap Core                              *
Phoenix-Kayne Small-Cap Quality Value                                            *
Phoenix-Lazard International Equity Select                                                                       *
Phoenix-Lazard Small-Cap Value                                                   *
Phoenix-Lazard U.S. Multi-Cap                                                    *
Phoenix-Lord Abbett Bond-Debenture                *
Phoenix-Lord Abbett Large-Cap Value                                              *
Phoenix-Lord Abbett Mid-Cap Value                                                *
Phoenix-MFS Investors Growth Stock                                   *
Phoenix-MFS Investors Trust                                                                 *
Phoenix-MFS Value                                                                *
Phoenix-Northern Dow 30                                                                               *
Phoenix-Northern Nasdaq-100 Index(R)                                                                  *
Phoenix-Oakhurst Growth and Income                                                          *
Phoenix-Oakhurst Strategic Allocation                                                       *
Phoenix-Sanford Bernstein Global Value                                                                           *
Phoenix-Sanford Bernstein Mid-Cap Value                                          *
Phoenix-Sanford Bernstein Small-Cap Value                                        *
Phoenix-Seneca Mid-Cap Growth                                        *
Phoenix-Seneca Strategic Theme                                       *
Phoenix-State Street Research Small-Cap Growth                       *
AIM V.I. Capital Appreciation Fund                                   *
AIM V.I. Premier Equity Fund                              *
Alger American Leveraged AllCap Portfolio                            *
Federated Fund for U.S. Government Securities II  *
Federated High Income Bond Fund II                *
VIP Contrafund(R) Portfolio                                          *
VIP Growth Opportunities Portfolio                                   *
VIP Growth Portfolio                                                 *
Mutual Shares Securities Fund                                                               *
Templeton Foreign Securities Fund                                                                                *
Templeton Growth Securities Fund                                                                                 *
Templeton Global Asset Allocation Fund                                                                           *
Templeton Growth Securities Fund                                                                                 *
Scudder VIT EAFE(R) Equity Index Fund                                                                 *
Scudder VIT Equity 500 Index Fund                                                                     *
Technology Portfolio                                                 *
Wanger Foreign Forty                                                                                             *
Wanger International Small Cap                                                                                   *
Wanger Twenty                                                        *
Wanger U.S. Smaller Companies                                        *
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS


----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Advisors
                                                ----------------------------------------------------------------------------------
                                                     Phoenix           Phoenix         Duff & Phelps                  Fred Alger
                                                   Investment         Variable          Investment     AIM Advisors,  Management,
                    Series                         Counsel, Inc.   Advisors, Inc.     Management Co.        Inc.          Inc.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                        *
Phoenix-AIM Mid-Cap Equity                                                 *
Phoenix-Alliance/Bernstein Enhanced Index                                  *
Phoenix-Alliance/Bernstein Growth + Value                                  *
Phoenix-Duff & Phelps Real Estate Securities                                               *
Phoenix-Engemann Capital Growth                       *
Phoenix-Engemann Small & Mid-Cap Growth               *
Phoenix-Goodwin Money Market                          *
Phoenix-Goodwin Multi-Sector Fixed Income             *
Phoenix-Hollister Value Equity                        *
Phoenix-Janus Flexible Income                                              *
Phoenix-Kayne Large-Cap Core                          *
Phoenix-Kayne Small-Cap Quality Value                 *
Phoenix-Lazard International Equity Select                                 *
Phoenix-Lazard Small-Cap Value                                             *
Phoenix-Lazard U.S. Multi-Cap                                              *
Phoenix-Lord Abbett Bond-Debenture                                         *
Phoenix-Lord Abbett Large-Cap Value                                        *
Phoenix-Lord Abbett Mid-Cap Value                                          *
Phoenix-MFS Investors Growth Stock                                         *
Phoenix-MFS Investors Trust                                                *
Phoenix-MFS Value                                                          *
Phoenix-Northern Dow 30                                                    *
Phoenix-Northern Nasdaq-100 Index(R)                                       *
Phoenix-Oakhurst Growth and Income                    *
Phoenix-Oakhurst Strategic Allocation                 *
Phoenix-Sanford Bernstein Global Value                                     *
Phoenix-Sanford Bernstein Mid-Cap Value                                    *
Phoenix-Sanford Bernstein Small-Cap Value                                  *
Phoenix-Seneca Mid-Cap Growth                         *
Phoenix-Seneca Strategic Theme                        *
Phoenix-State Street Research Small-Cap Growth                             *
AIM V.I. Capital Appreciation Fund                                                           *
AIM V.I. Premier Equity Fund                                                                 *
Alger American Leveraged AllCap Portfolio                                                                   *
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies

----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Advisors
                                                ----------------------------------------------------------------------------------
                                                                                     Fidelity                           Morgan
                                                   Deutsche          Federated       Management        Franklin          Stanley
                                                    Asset            Investment         and             Mutual        Investment
                                                  Management,        Management       Research         Advisers,       Management
                    Series                            Inc.            Company         Company             LLC             Inc.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II                           *
Federated High Income Bond Fund II                                         *
VIP Contrafund(R) Portfolio                                                                *
VIP Growth Opportunities Portfolio                                                         *
VIP Growth Portfolio                                                                       *
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                 *
Scudder VIT Equity 500 Index Fund                     *
Technology Portfolio                                                                       *                *
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies

-----------------------------------------------------------------------------------------------------------------
                                                                           Advisors
                                                -----------------------------------------------------------------
                                                  Templeton        Templeton          Templeton        Wanger
                                                    Asset           Global            Investment       Asset
                                                 Management,        Advisors           Counsel,      Management,
                    Series                          Ltd.            Limited               Inc.          L.P.
-----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund          *
Templeton Foreign Securities Fund                                                          *
Templeton Global Asset Allocation Fund                                                     *
Templeton Growth Securities Fund                                           *
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                                                                       *
Wanger International Small Cap                                                                             *
Wanger Twenty                                                                                              *
Wanger U.S. Smaller Companies                                                                              *
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS


----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Subadvisors
                                                ----------------------------------------------------------------------------------
                                                                                                         Kayne
                                                                                                        Anderson
                                                  Aberdeen       AIM         Alliance       Janus       Rudnick       Lazard
                                                    Fund       Capital       Capital       Capital     Investment      Asset
                                                  Managers,   Management,   Management,   Management   Management,   Management
                    Series                           Inc.        Inc.          L.P.           LLC          LLC           LLC
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       *
Phoenix-AIM Mid-Cap Equity                                       *
Phoenix-Alliance/Bernstein Enhanced Index                                       *
Phoenix-Alliance/Bernstein Growth + Value                                       *
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                                 *
Phoenix-Kayne Large-Cap Core                                                                               *
Phoenix-Kayne Small-Cap Quality Value                                                                      *
Phoenix-Lazard International Equity Select                                                                               *
Phoenix-Lazard Small-Cap Value                                                                                           *
Phoenix-Lazard U.S. Multi-Cap                                                                                            *
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                          *
Phoenix-Sanford Bernstein Mid-Cap Value                                         *
Phoenix-Sanford Bernstein Small-Cap Value                                       *
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth

----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Subadvisors
                                                ----------------------------------------------------------------------------------
                                                                              Northern       Roger        Seneca      State Street
                                                     Lord,         MFS         Trust        Engemann      Capital      Research &
                                                  Abbett & Co.  Investment  Investments,  & Associates,  Management,   Management
                    Series                            LLC       Management      Inc.           Inc.          LLC         Company
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                                               *
Phoenix-Engemann Small & Mid-Cap Growth                                                       *
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture                   *
Phoenix-Lord Abbett Large-Cap Value                  *
Phoenix-Lord Abbett Mid-Cap Value                    *
Phoenix-MFS Investors Growth Stock                               *
Phoenix-MFS Investors Trust                                      *
Phoenix-MFS Value                                                *
Phoenix-Northern Dow 30                                                         *
Phoenix-Northern Nasdaq-100 Index(R)                                            *
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                                              *
Phoenix-Seneca Strategic Theme                                                                             *
Phoenix-State Street Research Small-Cap Growth                                                                           *

Additional information about the Flex Edge Success and Joint Edge Policies and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

www.phoenixwm.com
V603(PIE)

Investment Company Act File No. 811-4721

[LOGO] PHOENIX WEALTH MANAGEMENT(R)

L0252PR (C)Phoenix Life Insurance Company   (C)Printed on recycled paper.   5-03

                                     PART B

================================================================================
                                    FLEX EDGE
                       FLEX EDGE SUCCESS(R)/JOINT EDGE(R)

                           PHOENIX INDIVIDUAL EDGE(R)

================================================================================

        THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")

STATEMENT OF ADDITIONAL INFORMATION ("SAI")                          MAY 1, 2003

                                  ------------

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This SAI is not a prospectus and should be read in conjunction with the prospectuses dated May 1, 2003. You may obtain a copy of each prospectus without charge by contacting Phoenix at the address or telephone number below. Defined terms used in the current prospectuses are incorporated in this SAI.

                                  ------------

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

Phoenix Life Insurance Company.........................................     2

The Account............................................................     2

The Policy.............................................................     3

Underwriter............................................................     3

Performance History....................................................     3

Additional Information.................................................     6

Federal Income Tax Considerations......................................     7

Voting Rights..........................................................     9

Safekeeping of the Account's Assets....................................    10

Sales of Policies......................................................    10

State Regulation.......................................................    10

Reports................................................................    10

Experts ...............................................................    10

Separate Account Financial Statements..................................  SA-1

Company Financial Statements...........................................   F-1

                                  ------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                   [envelope]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                                                                       PO Box 8027
                                                                                                  Boston, Massachusetts 02266-8027

                                                                   [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                                                                 Tel. 800/541-0171

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

SURPLUS
Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.

You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the subaccount's investment results.


THE ACCOUNT
--------------------------------------------------------------------------------
Phoenix established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

All income, gains or losses of the Account will be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of the fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

   (A) + (B)
   ---------      -   (D)   where:
      (C)

(A)= the value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period;

(B)= the amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period;

(C)= the value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date;

(D)= the sum of the following daily charges multiplied by the number of days in the current valuation period:

      1.  the mortality and expense risk charge; and

      2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.


THE POLICY
--------------------------------------------------------------------------------
The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
If the insured (or either of the insureds with respect to survivorship policies) commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
We cannot contest this policy or any attached rider after it has been in force during the insured's (or either of the insureds with respect to survivorship policies) lifetime or for 2 years from the policy date.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the insured (or either of the insureds with respect to survivorship policies) has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

UNDERWRITER
PEPCO, an affiliate of Phoenix, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
These rates of return shown are not an estimate nor a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2001:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:..............$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:...........................1.000203
Calculation:
   Ending account value...............................1.000203
   Less beginning account value.......................1.000000
   Net change in account value........................0.000203
Base period return:
   (adjusted change/beginning account value)..........0.000203
Current annual yield = return x (365/7) =................1.06%
Effective annual yield = [(1 + return)(365/7)] - 1 =.....1.06%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return. We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable product charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit.

You may obtain a copy of the most up-to-date performance numbers from your registered representative.



------------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                          SERIES                          INCEPTION DATE     1 YEAR       5 YEARS       10 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         5/1/1990       -14.81%        -2.03%        6.19%           4.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                            10/29/2001      -10.89%          N/A          N/A           -4.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             7/14/1997       -23.68%        -1.41%         N/A           -0.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series             10/29/2001      -25.07%          N/A          N/A          -17.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995        12.08%         5.23%         N/A           12.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       12/31/1982      -24.81%        -7.37%        3.99%          11.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series               8/15/2000       -28.80%          N/A          N/A          -29.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          10/8/1982         1.42%         4.23%        4.38%           5.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             12/31/1982       10.00%         4.66%        7.82%           9.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                         3/2/1998       -21.93%          N/A          N/A            3.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         12/15/1999       10.62%          N/A          N/A            7.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                          8/12/2002         N/A            N/A          N/A           -3.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 8/12/2002         N/A            N/A          N/A            1.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            8/12/2002         N/A            N/A          N/A           -4.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                        8/12/2002         N/A            N/A          N/A           -2.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                         8/12/2002         N/A            N/A          N/A            0.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                    8/12/2002         N/A            N/A          N/A            6.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                   8/12/2002         N/A            N/A          N/A           -0.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                     8/12/2002         N/A            N/A          N/A            0.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                    12/15/1999      -28.84%          N/A          N/A          -19.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                           10/29/2001      -20.79%          N/A          N/A          -15.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                     10/29/2001      -13.84%          N/A          N/A           -7.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               12/15/1999      -15.50%          N/A          N/A           -8.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                   8/15/2000      -37.58%          N/A          N/A          -42.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                     3/2/1998       -22.51%          N/A          N/A           -1.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                 9/17/1984       -11.58%         4.02%        7.57%          10.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                11/20/2000      -14.47%          N/A          N/A           -8.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998        -8.55%          N/A          N/A            0.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series             11/20/2000       -8.54%          N/A          N/A            5.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998       -32.50%          N/A          N/A            0.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        1/29/1996       -34.98%        -1.27%         N/A            2.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series        8/12/2002         N/A            N/A          N/A            0.85%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            5/5/1993       -24.36%        -2.26%         N/A            7.32%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  5/5/1993       -30.26%        -2.19%         N/A            7.84%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    1/25/1995       -33.91%         3.25%         N/A           13.56%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II             3/28/1994         9.05%         6.75%         N/A            6.60%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            3/1/1994         1.39%        -0.35%         N/A            4.56%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                   11/3/1997       -9.42%         3.62%         N/A            3.44%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                           11/3/1997       -21.92%        -6.42%         N/A           -5.48%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                         11/3/1997       -30.20%        -0.46%         N/A           -0.36%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                11/8/1996       -11.81%         3.92%         N/A            6.50%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                 9/27/1996        -0.15%        -5.47%         N/A           -9.38%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                            5/11/1992       -18.56%        -2.14%        7.65%           6.51%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                       11/28/1988       -4.39%         2.30%        8.59%           8.74%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             3/15/1994       -18.49%         1.41%         N/A            6.21%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                         8/22/1997      -21.60%        -5.25%         N/A           -6.10%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                            10/1/1997       -22.31%        -0.83%         N/A           -0.43%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                         11/30/1999      -48.97%          N/A          N/A          -36.42%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                          2/1/1999       -15.29%          N/A          N/A            3.07%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                5/1/1995       -13.83%         5.22%         N/A           11.20%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                 2/1/1999        -7.62%          N/A          N/A           10.57%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 5/1/1995       -16.81%         2.96%         N/A           13.02%
------------------------------------------------------------------------------------------------------------------------------------


We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

       The Dow Jones Industrial Average(SM)
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       The Standard & Poor's 500 Index (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Forbes
       Fortune
       Consumer Reports
       Investor's Business Daily
       Financial Planning
       Financial Services Weekly
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal

The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM). The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
REDUCTION IN CHARGES
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond] the number of insureds,

[diamond] total premiums expected to be paid,

[diamond] total assets under management for the policyowner,

[diamond] the nature of the relationship among individual insureds,

[diamond] the purpose of which the policies are being purchased,

[diamond] where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements.

[diamond] internal transfers from other policies or contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

[diamond] other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

PHOENIX'S INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Phoenix and their operations form a part of Phoenix.

Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the value of the Account. Investment income of the Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Account for our federal income taxes which may be attributable to the Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
If there is a reduction in death benefits or reduction or elimination of any Additional Rider Benefits previously elected, during the first 7 policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first 7 policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:


[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Additional Rider Benefit (described above), with the following 2 exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy. A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first 7 years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as 1 modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than 1 modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.


WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.



VOTING RIGHTS
--------------------------------------------------------------------------------
We will vote the series' shares held by the subaccounts at any regular and special meetings of shareholders of the funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the series' shares at our own discretion, we may elect to do so.

The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

We will vote series shares held in a subaccount for which no timely instructions are received, and series shares which are not otherwise attributable to policy owners, in proportion to the voting instructions that are received with respect to all policies participating in that subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by Phoenix.

You will receive proxy materials, reports and other materials related to the funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the funds or to approve or disapprove an investment advisory contract for the funds. In addition, Phoenix itself may disregard voting instructions in favor of changes initiated by a policy owner in the investment policies or the investment advisor of the funds if Phoenix reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a series may result in overly speculative or unsound investments. In the event Phoenix does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policy owners.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
We hold the assets of the Account. The assets of the Account are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


SALES OF POLICIES
--------------------------------------------------------------------------------
Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell Phoenix insurance policies as well as annuity contracts and funds of companies affiliated with Phoenix. WSG, a wholly owned subsidiary of Phoenix, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated December 31, 1996.


PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly-owned subsidiary of Phoenix. PEPCO is located at 56 Prospect Street in Hartford, Connecticut.


Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies.

Phoenix may pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


STATE REGULATION
--------------------------------------------------------------------------------
We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Variable Universal Life Account (Flex Edge, Flex Edge Success(R), Joint Edge(R), Individual Edge(R)) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Richard J. Wirth, Counsel, and Brian Giantonio, Vice President, Tax and ERISA Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                   [LOGO OF PHOENIX] PHOENIX
                                                      WEALTH MANAGEMENT(R)

   FLEX EDGE
   FLEX EDGE SUCCESS(R)
   JOINT EDGE(R)
   INDIVIDUAL EDGE(R)

      V A R I A B L E  U N I V E R S A L  L I F E  A N N U A L  R E P O R T

                       PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                       DECEMBER 31, 2002

--------------------------------------------------------------------------------
L0252AR (C)2003 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                     PHOENIX-             PHOENIX-                             PHOENIX-ALLIANCE/
                                     ABERDEEN           ABERDEEN NEW         PHOENIX-AIM           BERNSTEIN
                                   INTERNATIONAL           ASIA             MID-CAP EQUITY       GROWTH + VALUE
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------       --------------     -----------------
ASSETS
   Investment at cost             $   59,648,390       $    4,240,289       $      790,758       $      265,624
                                  ==============       ==============       ==============       ==============
   Investment at market           $   35,265,724       $    3,841,132       $      743,474       $      245,817
                                  --------------       --------------       --------------       --------------
      Total assets                    35,265,724            3,841,132              743,474              245,817

LIABILITIES
   Accrued expenses                       25,097                2,626                  494                  154
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $   35,240,627       $    3,838,506       $      742,980       $      245,663
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding        22,442,042            4,598,462              789,926              309,198
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.570295       $     0.834737       $     0.940570       $     0.794502
                                  ==============       ==============       ==============       ==============

                                                          PHOENIX-
                                                          DEUTSCHE         PHOENIX-DUFF &           PHOENIX-
                                     PHOENIX-            NASDAQ-100          PHELPS REAL            ENGEMANN
                                 DEUTSCHE DOW 30          INDEX(R)        ESTATE SECURITIES      CAPITAL GROWTH
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                 ----------------      --------------     -----------------      --------------
ASSETS
   Investment at cost             $    3,844,931       $    3,180,879       $   10,435,498       $  276,739,826
                                  ==============       ==============       ==============       ==============
   Investment at market           $    3,325,062       $    1,719,818       $   11,480,814       $  159,810,204
                                  --------------       --------------       --------------       --------------
      Total assets                     3,325,062            1,719,818           11,480,814          159,810,204

LIABILITIES
   Accrued expenses                        2,181                1,034                8,042              116,115
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $    3,322,881       $    1,718,784       $   11,472,772       $  159,694,089
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding         4,501,536            6,817,243            5,856,566           58,005,630
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.738166       $     0.252123       $     1.958959       $     2.753080
                                  ==============       ==============       ==============       ==============

                                     PHOENIX-                                  PHOENIX-
                                  ENGEMANN SMALL           PHOENIX-         GOODWIN MULTI-
                                    & MID-CAP           GOODWIN MONEY        SECTOR FIXED      PHOENIX-HOLLISTER
                                      GROWTH               MARKET               INCOME            VALUE EQUITY
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------       --------------     -----------------
ASSETS
   Investment at cost             $    2,158,486       $   53,480,254       $   27,088,632       $   17,791,722
                                  ==============       ==============       ==============       ==============
   Investment at market           $    1,518,463       $   53,480,254       $   24,629,018       $   13,238,876
                                  --------------       --------------       --------------       --------------
      Total assets                     1,518,463           53,480,254           24,629,018           13,238,876

LIABILITIES
   Accrued expenses                          985               36,718               17,330                9,333
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $    1,517,478       $   53,443,536       $   24,611,688       $   13,229,543
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding         3,637,075           31,383,764            8,866,173           11,884,844
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.417225       $     1.702904       $     2.775909       $     1.113144
                                  ==============       ==============       ==============       ==============

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                    PHOENIX-J.P.
                                      MORGAN
                                     RESEARCH           PHOENIX-JANUS        PHOENIX-JANUS        PHOENIX-KAYNE
                                  ENHANCED INDEX       FLEXIBLE INCOME          GROWTH           LARGE-CAP CORE
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------      ----------------      --------------       --------------
ASSETS
   Investment at cost             $   29,520,526       $    3,762,722       $   18,742,101       $      153,564
                                  ==============       ==============       ==============       ==============
   Investment at market           $   18,805,303       $    3,907,129       $   10,088,272       $      150,134
                                  --------------       --------------       --------------       --------------
      Total assets                    18,805,303            3,907,129           10,088,272              150,134

LIABILITIES
   Accrued expenses                       13,552                2,722                7,260                   88
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $   18,791,751       $    3,904,407       $   10,081,012       $      150,046
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding        19,705,536            3,167,036           20,576,182              155,893
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.953628       $     1.232827       $     0.489936       $     0.962489
                                  ==============       ==============       ==============       ==============

                                   PHOENIX-KAYNE       PHOENIX-LAZARD       PHOENIX-LAZARD
                                     SMALL-CAP          INTERNATIONAL       SMALL-CAP VALUE      PHOENIX-LAZARD
                                   QUALITY VALUE        EQUITY SELECT           SELECT           U.S. MULTI-CAP
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------      ----------------      --------------
ASSETS
   Investment at cost             $       74,216       $      214,619       $       78,167       $        8,945
                                  ==============       ==============       ==============       ==============
   Investment at market           $       75,962       $      215,526       $       77,647       $        8,977
                                  --------------       --------------       --------------       --------------
      Total assets                        75,962              215,526               77,647                8,977

LIABILITIES
   Accrued expenses                           51                  106                   27                    7
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       75,911       $      215,420       $       77,620       $        8,970
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            75,388              225,617               79,546                8,953
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.006924       $     0.954805       $     0.975786       $     1.001914
                                  ==============       ==============       ==============       ==============

                                   PHOENIX-LORD         PHOENIX-LORD         PHOENIX-LORD         PHOENIX-MFS
                                    ABBETT BOND-        ABBETT LARGE-       ABBETT MID-CAP      INVESTORS GROWTH
                                    DEBENTURE            CAP VALUE              VALUE                STOCK
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------       --------------      ----------------
ASSETS
   Investment at cost             $      134,087       $      197,886       $      131,450       $    1,007,015
                                  ==============       ==============       ==============       ==============
   Investment at market           $      135,971       $      198,847       $      134,175       $      840,319
                                  --------------       --------------       --------------       --------------
      Total assets                       135,971              198,847              134,175              840,319

LIABILITIES
   Accrued expenses                           82                  122                   94                  508
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      135,889       $      198,725       $      134,081       $      839,811
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           128,155              200,867              134,444            1,096,991
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.060350       $     0.989338       $     0.997297       $     0.765559
                                  ==============       ==============       ==============       ==============

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                    PHOENIX-
                                                                                PHOENIX-            OAKHURST
                                    PHOENIX-MFS          PHOENIX-MFS        OAKHURST GROWTH        STRATEGIC
                                  INVESTORS TRUST          VALUE               AND INCOME          ALLOCATION
                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                  ---------------      --------------      ----------------      --------------
ASSETS
   Investment at cost             $      297,332       $    2,724,501       $   16,473,625       $   74,852,710
                                  ==============       ==============       ==============       ==============
   Investment at market           $      274,086       $    2,480,013       $   12,047,240       $   64,618,978
                                  --------------       --------------       --------------       --------------
      Total assets                       274,086            2,480,013           12,047,240           64,618,978

LIABILITIES
   Accrued expenses                          186                1,696                8,667               45,797
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      273,900       $    2,478,317       $   12,038,573       $   64,573,181
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           334,858            2,746,441           13,358,248           19,839,016
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.817963       $     0.902374       $     0.901209       $     3.254858
                                  ==============       ==============       ==============       ==============

                                  PHOENIX-SANFORD     PHOENIX-SANFORD       PHOENIX-SANFORD
                                  BERNSTEIN GLOBAL     BERNSTEIN MID-       BERNSTEIN SMALL-     PHOENIX-SENECA
                                       VALUE             CAP VALUE             CAP VALUE         MID-CAP GROWTH
                                     SUBACCOUNT          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                  ---------------     ---------------      -----------------     --------------
ASSETS
   Investment at cost             $      989,134       $   14,036,914       $    6,131,214       $   16,017,999
                                  ==============       ==============       ==============       ==============
   Investment at market           $      867,281       $   12,814,785       $    5,337,899       $    8,945,530
                                  --------------       --------------       --------------       --------------
      Total assets                       867,281           12,814,785            5,337,899            8,945,530

LIABILITIES
   Accrued expenses                          576                8,848                3,562                6,442
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      866,705       $   12,805,937       $    5,334,337       $    8,939,088
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding         1,095,883           12,731,319            4,722,211            9,331,184
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.790873       $     1.005861       $     1.129627       $     0.957980
                                  ==============       ==============       ==============       ==============

                                                        PHOENIX-STATE
                                                       STREET RESEARCH       PHOENIX-VAN
                                  PHOENIX-SENECA          SMALL-CAP          KAMPEN FOCUS       AIM V.I. CAPITAL
                                  STRATEGIC THEME          GROWTH               EQUITY            APPRECIATION
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  ---------------     ----------------      --------------      ----------------
ASSETS
   Investment at cost             $   35,181,389       $       46,720       $    1,297,911       $      821,499
                                  ==============       ==============       ==============       ==============
   Investment at market           $   15,130,475       $       45,291       $      882,101       $      702,605
                                  --------------       --------------       --------------       --------------
      Total assets                    15,130,475               45,291              882,101              702,605

LIABILITIES
   Accrued expenses                       11,067                   20                  627                  428
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $   15,119,408       $       45,271       $      881,474       $      702,177
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding        14,431,997               45,030            1,673,585            1,066,959
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.047631       $     1.005350       $     0.526698       $     0.658111
                                  ==============       ==============       ==============       ==============

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                                            FEDERATED FUND
                                                       ALGER AMERICAN          FOR U.S.          FEDERATED HIGH
                                 AIM V.I. PREMIER         LEVERAGED           GOVERNMENT          INCOME BOND
                                      EQUITY               ALLCAP            SECURITIES II          FUND II
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                 ----------------     ----------------      ---------------      --------------
ASSETS
   Investment at cost             $    1,624,202       $    5,515,685       $   17,289,042       $    3,416,888
                                  ==============       ==============       ==============       ==============
   Investment at market           $    1,192,633       $    4,068,562       $   18,001,241       $    3,031,114
                                  --------------       --------------       --------------       --------------
      Total assets                     1,192,633            4,068,562           18,001,241            3,031,114

LIABILITIES
   Accrued expenses                          812                2,737               12,332                2,050
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $    1,191,821       $    4,065,825       $   17,988,909       $    3,029,064
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding         1,762,520            9,737,826           14,068,442            3,328,858
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.676203       $     0.417529       $     1.278671       $     0.909941
                                  ==============       ==============       ==============       ==============

                                                         VIP GROWTH                               MUTUAL SHARES
                                 VIP CONTRAFUND(R)      OPPORTUNITIES         VIP GROWTH           SECURITIES
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                 -----------------     --------------       --------------       --------------
ASSETS
   Investment at cost             $    4,790,759       $      840,885       $    6,089,713       $    5,757,815
                                  ==============       ==============       ==============       ==============
   Investment at market           $    4,462,866       $      754,064       $    4,660,483       $    5,026,139
                                  --------------       --------------       --------------       --------------
      Total assets                     4,462,866              754,064            4,660,483            5,026,139

LIABILITIES
   Accrued expenses                        2,955                  486                3,222                3,574
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $    4,459,911       $      753,578       $    4,657,261       $    5,022,565
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding         6,104,174            1,342,868            9,620,908            4,491,339
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.730633       $     0.561171       $     0.484077       $     1.118326
                                  ==============       ==============       ==============       ==============

                                     TEMPLETON
                                    DEVELOPING            TEMPLETON            TEMPLETON           TEMPLETON
                                      MARKETS              FOREIGN           GLOBAL ASSET           GROWTH
                                    SECURITIES           SECURITIES           ALLOCATION           SECURITIES
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------       --------------       --------------
ASSETS
   Investment at cost             $    1,310,855       $    7,721,853       $      508,625       $    5,223,617
                                  ==============       ==============       ==============       ==============
   Investment at market           $      900,302       $    5,225,403       $      343,329       $    4,104,767
                                  --------------       --------------       --------------       --------------
      Total assets                       900,302            5,225,403              343,329            4,104,767

LIABILITIES
   Accrued expenses                          684                3,700                  267                2,835
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      899,618       $    5,221,703       $      343,062       $    4,101,932
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           917,754            6,298,509              332,615            3,833,470
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.980238       $     0.829038       $     1.031409       $     1.070031
                                  ==============       ==============       ==============       ==============

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                     SCUDDER VIT
                                   EAFE(R) EQUITY        SCUDDER VIT                             WANGER FOREIGN
                                       INDEX          EQUITY 500 INDEX        TECHNOLOGY             FORTY
                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  ---------------     ----------------      --------------       --------------
ASSETS
   Investment at cost             $    2,941,317       $    2,628,899       $   13,540,894       $    3,493,402
                                  ==============       ==============       ==============       ==============
   Investment at market           $    1,622,962       $    2,383,125       $    3,233,715       $    2,263,743
                                  --------------       --------------       --------------       --------------
      Total assets                     1,622,962            2,383,125            3,233,715            2,263,743

LIABILITIES
   Accrued expenses                        1,301                1,537                2,348                1,627
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $    1,621,661       $    2,381,588       $    3,231,367       $    2,262,116
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding         2,854,079            2,902,712           15,448,380            1,994,708
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.568199       $     0.820470       $     0.209173       $     1.134059
                                  ==============       ==============       ==============       ==============

                                       WANGER                                 WANGER U.S.
                                   INTERNATIONAL                               SMALLER
                                     SMALL CAP          WANGER TWENTY         COMPANIES
                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------       --------------
ASSETS
   Investment at cost             $   32,123,718       $    2,827,311       $   44,649,712
                                  ==============       ==============       ==============
   Investment at market           $   18,872,532       $    2,971,516       $   40,180,432
                                  --------------       --------------       --------------
      Total assets                    18,872,532            2,971,516           40,180,432

LIABILITIES
   Accrued expenses                       13,374                1,997               28,791
                                  --------------       --------------       --------------
NET ASSETS                        $   18,859,158       $    2,969,519       $   40,151,641
                                  ==============       ==============       ==============
Accumulation units outstanding        15,160,217            1,993,062           27,094,473
                                  ==============       ==============       ==============
Unit value                        $     1.243990       $     1.489928       $     1.481915
                                  ==============       ==============       ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                             PHOENIX-           PHOENIX-                          PHOENIX-ALLIANCE/
                                                             ABERDEEN         ABERDEEN NEW       PHOENIX-AIM          BERNSTEIN
                                                           INTERNATIONAL         ASIA           MID-CAP EQUITY     GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                          --------------     --------------     --------------    -----------------
Investment income
   Distributions                                          $      434,925     $       99,050     $          -       $        1,162
Expenses
   Mortality, expense risk and administrative charges            325,499             30,124              3,088                689
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                     109,426             68,926             (3,088)               473
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions              (2,419,802)           (39,554)              (317)              (401)
Net realized gain distribution from Fund                             -                  -                  411                -
Net unrealized appreciation (depreciation) on investment      (4,466,036)           (54,002)           (47,707)           (19,933)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                 (6,885,838)           (93,556)           (47,613)           (20,344)
Net increase (decrease) in net assets resulting from
   operations                                             $   (6,776,412)    $      (24,630)    $      (50,701)    $      (19,861)
                                                          ==============     ==============     ==============     ==============

                                                                                PHOENIX-
                                                                                DEUTSCHE         PHOENIX-DUFF &       PHOENIX-
                                                             PHOENIX-          NASDAQ-100          PHELPS REAL        ENGEMANN
                                                          DEUTSCHE DOW 30       INDEX(R)        ESTATE SECURITIES  CAPITAL GROWTH
                                                            SUBACCOUNT         SUBACCOUNT           SUBACCOUNT       SUBACCOUNT
                                                          ---------------    --------------     -----------------  --------------
Investment income
   Distributions                                          $       42,783     $          -       $      391,571     $          -
Expenses
   Mortality, expense risk and administrative charges             21,625             11,569             80,254          1,464,491
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                      21,158            (11,569)           311,317         (1,464,491)
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                     800                868                450        (18,689,922)
Net realized gain distribution from Fund                           5,190                -               63,571                -
Net unrealized appreciation (depreciation) on investment        (466,611)          (763,119)           544,355        (37,710,768)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                   (460,621)          (762,251)           608,376        (56,400,690)
Net increase (decrease) in net assets resulting from
   operations                                             $     (439,463)    $     (773,820)    $      919,693     $  (57,865,181)
                                                          ==============     ==============     ==============     ==============

                                                             PHOENIX-                             PHOENIX-
                                                          ENGEMANN SMALL        PHOENIX-        GOODWIN MULTI-
                                                            & MID-CAP        GOODWIN MONEY       SECTOR FIXED     PHOENIX-HOLLISTER
                                                              GROWTH            MARKET              INCOME          VALUE EQUITY
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                          --------------    ---------------     --------------    -----------------
Investment income
   Distributions                                          $          -       $     676,628      $    1,664,158     $      132,878
Expenses
   Mortality, expense risk and administrative charges              9,542           386,636             188,574            110,753
                                                          --------------     -------------      --------------     --------------
Net investment income (loss)                                      (9,542)          289,992           1,475,584             22,125
                                                          --------------     -------------      --------------     --------------
Net realized gain (loss) from share transactions                    (973)              -                20,899            (26,681)
Net realized gain distribution from Fund                             -                 -                   -                  -
Net unrealized appreciation (depreciation) on investment        (373,940)              -               570,835         (3,591,023)
                                                          --------------     -------------      --------------     --------------
Net gain (loss) on investment                                   (374,913)              -               591,734         (3,617,704)
Net increase (decrease) in net assets resulting from
   operations                                             $     (384,455)    $     289,992      $    2,067,318     $   (3,595,579)
                                                          ==============     =============      ==============     ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                            PHOENIX-J.P.
                                                              MORGAN
                                                             RESEARCH         PHOENIX-JANUS      PHOENIX-JANUS      PHOENIX-KAYNE
                                                          ENHANCED INDEX     FLEXIBLE INCOME        GROWTH         LARGE-CAP CORE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)
                                                          --------------    ----------------    --------------    ----------------
Investment income
   Distributions                                          $      198,406     $      133,051     $          -       $          277
Expenses
   Mortality, expense risk and administrative charges            170,852             21,569             85,369                181
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                      27,554            111,482            (85,369)                96
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                (231,808)               242           (162,521)                (1)
Net realized gain distribution from Fund                             -               12,933                -                  -
Net unrealized appreciation (depreciation) on investment      (6,014,345)           153,420         (3,847,988)            (3,430)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                 (6,246,153)           166,595         (4,010,509)            (3,431)
Net increase (decrease) in net assets resulting from
   operations                                             $   (6,218,599)    $      278,077     $   (4,095,878)    $       (3,335)
                                                          ==============     ==============     ==============     ==============

                                                           PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                             SMALL-CAP        INTERNATIONAL     SMALL-CAP VALUE    PHOENIX-LAZARD
                                                           QUALITY VALUE      EQUITY SELECT         SELECT         U.S. MULTI-CAP
                                                           SUBACCOUNT(4)      SUBACCOUNT(5)      SUBACCOUNT(2)      SUBACCOUNT(2)
                                                          --------------     --------------    ----------------   ---------------
Investment income
   Distributions                                          $          531     $          -       $           67     $           22
Expenses
   Mortality, expense risk and administrative charges                112                170                 37                 19
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                         419               (170)                30                  3
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                       3                 (2)                 3                  1
Net realized gain distribution from Fund                             301                -                  -                  -
Net unrealized appreciation (depreciation) on investment           1,746                907               (520)                32
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                      2,050                905               (517)                33
Net increase (decrease) in net assets resulting from
   operations                                             $        2,469     $          735     $         (487)    $           36
                                                          ==============     ==============     ==============     ==============

                                                           PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD       PHOENIX-MFS
                                                            ABBETT BOND-      ABBETT LARGE-     ABBETT MID-CAP    INVESTORS GROWTH
                                                            DEBENTURE           CAP VALUE           VALUE              STOCK
                                                           SUBACCOUNT(2)      SUBACCOUNT(1)      SUBACCOUNT(3)       SUBACCOUNT
                                                          --------------     --------------     ---------------   ----------------
Investment income
   Distributions                                          $        2,273     $          381     $          378     $          -
Expenses
   Mortality, expense risk and administrative charges                159                241                179              4,109
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                       2,114                140                199             (4,109)
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                      (7)                (2)                (6)              (724)
Net realized gain distribution from Fund                             206                -                  -                   86
Net unrealized appreciation (depreciation) on investment           1,884                961              2,725           (168,221)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                      2,083                959              2,719           (168,859)
Net increase (decrease) in net assets resulting from
   operations                                             $        4,197     $        1,099     $        2,918     $     (172,968)
                                                          ==============     ==============     ==============     ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                                                                                      PHOENIX-
                                                                                                   PHOENIX-           OAKHURST
                                                            PHOENIX-MFS        PHOENIX-MFS     OAKHURST GROWTH       STRATEGIC
                                                          INVESTORS TRUST        VALUE            AND INCOME         ALLOCATION
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          ---------------    --------------    ----------------    --------------
Investment income
   Distributions                                          $        1,126     $       20,457     $      110,416     $    1,736,389
Expenses
   Mortality, expense risk and administrative charges              1,052             10,164            105,423            490,826
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                          74             10,293              4,993          1,245,563
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                    (200)            (1,403)          (108,047)          (465,313)
Net realized gain distribution from Fund                             145              1,377                -                  -
Net unrealized appreciation (depreciation) on investment         (23,264)          (245,250)        (3,558,605)        (9,760,924)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                    (23,319)          (245,276)        (3,666,652)       (10,226,237)
Net increase (decrease) in net assets resulting from
   operations                                             $      (23,245)    $     (234,983)    $   (3,661,659)    $   (8,980,674)
                                                          ==============     ==============     ==============     ==============

                                                           PHOENIX-SANFORD   PHOENIX-SANFORD    PHOENIX-SANFORD
                                                          BERNSTEIN GLOBAL    BERNSTEIN MID-    BERNSTEIN SMALL-   PHOENIX-SENECA
                                                               VALUE            CAP VALUE          CAP VALUE       MID-CAP GROWTH
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                          ---------------    ---------------   -----------------   --------------
Investment income
   Distributions                                          $        8,690     $      114,146     $       25,792     $          -
Expenses
   Mortality, expense risk and administrative charges              5,288             95,131             33,715             81,090
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                       3,402             19,015             (7,923)           (81,090)
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                  (2,596)           (33,447)           (21,868)           (71,469)
Net realized gain distribution from Fund                             -              961,757            237,574                -
Net unrealized appreciation (depreciation) on investment        (118,014)        (2,405,602)          (894,252)        (4,066,951)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                   (120,610)        (1,477,292)          (678,546)        (4,138,420)
Net increase (decrease) in net assets resulting from
   operations                                             $     (117,208)    $   (1,458,277)    $     (686,469)    $   (4,219,510)
                                                          ==============     ==============     ==============     ==============

                                                                              PHOENIX-STATE
                                                                             STREET RESEARCH      PHOENIX-VAN
                                                           PHOENIX-SENECA       SMALL-CAP         KAMPEN FOCUS    AIM V.I. CAPITAL
                                                          STRATEGIC THEME        GROWTH              EQUITY         APPRECIATION
                                                            SUBACCOUNT        SUBACCOUNT(2)        SUBACCOUNT        SUBACCOUNT
                                                          ---------------   ----------------    ----------------  ----------------
Investment income
   Distributions                                          $          -       $          -       $          -       $          -
Expenses
   Mortality, expense risk and administrative charges            149,706                 35              5,551              3,378
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                    (149,706)               (35)            (5,551)            (3,378)
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                (343,863)                (1)            (5,676)            (4,820)
Net realized gain distribution from Fund                             -                  -                  -                  -
Net unrealized appreciation (depreciation) on investment      (8,159,506)            (1,429)          (225,160)          (108,486)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                 (8,503,369)            (1,430)          (230,836)          (113,306)
Net increase (decrease) in net assets resulting from
   operations                                             $   (8,653,075)    $       (1,465)    $     (236,387)    $     (116,684)
                                                          ==============     ==============     ==============     ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                                                                 FEDERATED FUND
                                                                              ALGER AMERICAN        FOR U.S.       FEDERATED HIGH
                                                          AIM V.I. PREMIER       LEVERAGED         GOVERNMENT        INCOME BOND
                                                               EQUITY             ALLCAP          SECURITIES II       FUND II
                                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                                          ----------------    --------------     --------------    --------------
Investment income
   Distributions                                          $        4,662      $          314     $      378,702    $      237,965
Expenses
   Mortality, expense risk and administrative charges              8,636              31,461             97,844            20,751
                                                          --------------      --------------     --------------    --------------
Net investment income (loss)                                      (3,974)            (31,147)           280,858           217,214
                                                          --------------      --------------     --------------    --------------
Net realized gain (loss) from share transactions                  (3,572)           (572,007)             3,639            (2,734)
Net realized gain distribution from Fund                             -                   -                  -                 -
Net unrealized appreciation (depreciation) on investment        (418,321)         (1,132,944)           655,115          (210,353)
                                                          --------------      --------------     --------------    --------------
Net gain (loss) on investment                                   (421,893)         (1,704,951)           658,754          (213,087)
Net increase (decrease) in net assets resulting from
   operations                                             $     (425,867)     $   (1,736,098)    $      939,612    $        4,127
                                                          ==============      ==============     ==============    ==============

                                                                                VIP GROWTH                          MUTUAL SHARES
                                                          VIP CONTRAFUND(R)    OPPORTUNITIES       VIP GROWTH         SECURITIES
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          -----------------   --------------     --------------    --------------
Investment income
   Distributions                                          $       14,649      $        3,858     $        3,954    $       38,856
Expenses
   Mortality, expense risk and administrative charges             23,797               4,617             31,209            35,336
                                                          --------------      --------------     --------------    --------------
Net investment income (loss)                                      (9,148)               (759)           (27,255)            3,520
                                                          --------------      --------------     --------------    --------------
Net realized gain (loss) from share transactions                 (71,727)            (51,908)          (361,128)           (3,915)
Net realized gain distribution from Fund                             -                   -                  -              96,344
Net unrealized appreciation (depreciation) on investment        (254,277)            (81,374)        (1,150,302)         (719,573)
                                                          --------------      --------------     --------------    --------------
Net gain (loss) on investment                                   (326,004)           (133,282)        (1,511,430)         (627,144)
Net increase (decrease) in net assets resulting from
   operations                                             $     (335,152)     $     (134,041)    $   (1,538,685)   $     (623,624)
                                                          ==============      ==============     ==============    ==============

                                                             TEMPLETON
                                                             DEVELOPING         TEMPLETON          TEMPLETON         TEMPLETON
                                                              MARKETS            FOREIGN          GLOBAL ASSET        GROWTH
                                                             SECURITIES         SECURITIES         ALLOCATION        SECURITIES
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                          --------------      --------------     --------------    --------------
Investment income
   Distributions                                          $       13,472      $       73,270     $        7,583    $       78,266
Expenses
   Mortality, expense risk and administrative charges              7,874              38,517              3,359            27,582
                                                          --------------      --------------     --------------    --------------
Net investment income (loss)                                       5,598              34,753              4,224            50,684
                                                          --------------      --------------     --------------    --------------
Net realized gain (loss) from share transactions                  (1,710)             (5,127)           (26,345)           (5,545)
Net realized gain distribution from Fund                             -                   -                  -              76,958
Net unrealized appreciation (depreciation) on investment          (2,119)         (1,082,257)             1,443          (921,307)
                                                          --------------      --------------     --------------    --------------
Net gain (loss) on investment                                     (3,829)         (1,087,384)           (24,902)         (849,894)
Net increase (decrease) in net assets resulting from
   operations                                             $        1,769      $   (1,052,631)    $      (20,678)   $     (799,210)
                                                          ==============      ==============     ==============    ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                            SCUDDER VIT
                                                           EAFE(R) EQUITY       SCUDDER VIT                         WANGER FOREIGN
                                                               INDEX         EQUITY 500 INDEX      TECHNOLOGY           FORTY
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          ---------------    ----------------    --------------     --------------
Investment income
   Distributions                                          $       26,232      $       28,103     $          -       $          -
Expenses
   Mortality, expense risk and administrative charges             14,162                 606             28,756             17,544
                                                          --------------      --------------     --------------     --------------
Net investment income (loss)                                      12,070              27,497            (28,756)           (17,544)
                                                          --------------      --------------     --------------     --------------
Net realized gain (loss) from share transactions                  (3,867)             (2,000)           (69,198)            (3,223)
Net realized gain distribution from Fund                             -                    93                -                  -
Net unrealized appreciation (depreciation) on investment        (453,922)           (247,333)        (2,683,611)          (367,614)
                                                          --------------      --------------     --------------     --------------
Net gain (loss) on investment                                   (457,789)           (249,240)        (2,752,809)          (370,837)
Net increase (decrease) in net assets resulting from
   operations                                             $     (445,719)     $     (221,743)    $   (2,781,565)    $     (388,381)
                                                          ==============      ==============     ==============     ==============

                                                               WANGER                               WANGER U.S.
                                                           INTERNATIONAL                             SMALLER
                                                             SMALL CAP         WANGER TWENTY        COMPANIES
                                                             SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                          ---------------     ---------------    --------------
Investment income
   Distributions                                          $          -        $          -       $          -
Expenses
   Mortality, expense risk and administrative charges            169,411              19,578            354,169
                                                          --------------      --------------     --------------
Net investment income (loss)                                    (169,411)            (19,578)          (354,169)
                                                          --------------      --------------     --------------
Net realized gain (loss) from share transactions                 (90,487)             (8,087)          (312,740)
Net realized gain distribution from Fund                             -                   -                  -
Net unrealized appreciation (depreciation) on investment      (3,021,802)           (177,389)        (8,118,009)
                                                          --------------      --------------     --------------
Net gain (loss) on investment                                 (3,112,289)           (185,476)        (8,430,749)
Net increase (decrease) in net assets resulting from
   operations                                             $   (3,281,700)     $     (205,054)    $   (8,784,918)
                                                          ==============      ==============     ==============

Footnotes for Statements of Operations
For the period ended December 31, 2002

(1)  From inception August 12 2002 to December 31, 2002.
(2)  From inception August 14, 2002 to December 31, 2002.
(3)  From inception August 20, 2002 to December 31, 2002.
(4)  From inception August 26, 2002 to December 31, 2002.
(5)  From inception September 10, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                    PHOENIX-
                                                PHOENIX-                                            ALLIANCE/
                                                ABERDEEN         PHOENIX-       PHOENIX-AIM MID-    BERNSTEIN          PHOENIX-
                                             INTERNATIONAL     ABERDEEN NEW       CAP EQUITY      GROWTH + VALUE    DEUTSCHE DOW 30
                                               SUBACCOUNT     ASIA SUBACCOUNT    SUBACCOUNT(6)     SUBACCOUNT(5)      SUBACCOUNT
                                             -------------    ---------------  ----------------   --------------    ---------------
Investment income
    Distributions                            $         -       $      64,321     $         -       $          17     $      24,195
Expenses
    Mortality, expense risk and
       administrative charges                      412,020            22,395                 9                10            10,777
                                             -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                      (412,020)           41,926                (9)                7            13,418
                                             -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from share
   transactions                                   (745,450)           (4,531)              -                  (1)           (2,897)
Net realized gain distribution from Fund         1,430,088               -                 -                 -              21,222
Net unrealized appreciation (depreciation)
   on investment                               (16,033,904)          (36,942)              423               126           (48,607)
                                             -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                  (15,349,266)          (41,473)              423               125           (30,282)
Net increase (decrease) in net assets
   resulting from operations                 $ (15,761,286)    $         453     $         414     $         132     $     (16,864)
                                             =============     =============     =============     =============     =============

                                               PHOENIX-                                                                PHOENIX-
                                               DEUTSCHE       PHOENIX-DUFF &       PHOENIX-                         ENGEMANN SMALL
                                              NASDAQ-100        PHELPS REAL        ENGEMANN          PHOENIX-         & MID-CAP
                                               INDEX(R)      ESTATE SECURITIES  CAPITAL GROWTH    ENGEMANN NIFTY        GROWTH
                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT     FIFTY SUBACCOUNT     SUBACCOUNT
                                             -------------   -----------------  --------------   ----------------   --------------
Investment income
    Distributions                            $         -       $     279,041     $     159,231     $         -       $         406
Expenses
    Mortality, expense risk and
       administrative charges                        8,025            53,176         2,119,716            69,872             6,438
                                             -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                        (8,025)          225,865        (1,960,485)          (69,872)           (6,032)
                                             -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from share
   transactions                                    (61,422)            2,871        (2,241,222)            2,182              (100)
Net realized gain distribution from Fund               -                 -           5,553,150               -                 -
Net unrealized appreciation (depreciation)
   on investment                                  (436,964)          184,486      (127,693,924)       (4,096,493)         (203,376)
                                             -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                     (498,386)          187,357      (124,381,996)       (4,094,311)         (203,476)
Net increase (decrease) in net assets
   resulting from operations                 $    (506,411)    $     413,222     $(126,342,481)    $  (4,164,183)    $    (209,508)
                                             =============     =============     =============     =============     =============

                                                PHOENIX-                           PHOENIX-                           PHOENIX-J.P.
                                             FEDERATED U.S.      PHOENIX-       GOODWIN MULTI-                          MORGAN
                                               GOVERNMENT      GOODWIN MONEY     SECTOR FIXED    PHOENIX-HOLLISTER     RESEARCH
                                                 BOND             MARKET            INCOME         VALUE EQUITY     ENHANCED INDEX
                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                             -------------    ---------------   --------------   -----------------  --------------
Investment income
    Distributions                            $      23,805     $   1,503,406     $   1,741,427     $      99,242     $     189,681
Expenses
    Mortality, expense risk and
       administrative charges                        3,921           328,694           172,171            85,979           220,087
                                             -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                        19,884         1,174,712         1,569,256            13,263           (30,406)
                                             -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from share
   transactions                                      2,562               -              12,556            (2,210)         (597,981)
Net realized gain distribution from Fund            11,209               -                 -              70,319           181,458
Net unrealized appreciation (depreciation)
   on investment                                   (10,575)              -            (489,299)       (2,047,578)       (3,653,213)
                                             -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                        3,196               -            (476,743)       (1,979,469)       (4,069,736)
Net increase (decrease) in net assets
   resulting from operations                 $      23,080     $   1,174,712     $   1,092,513     $  (1,966,206)    $  (4,100,142)
                                             =============     =============     =============     =============     =============

                                                                                                   PHOENIX-MFS
                                             PHOENIX-JANUS     PHOENIX-JANUS     PHOENIX-JANUS   INVESTORS GROWTH     PHOENIX-MFS
                                              CORE EQUITY     FLEXIBLE INCOME       GROWTH             STOCK        INVESTORS TRUST
                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT(3)     SUBACCOUNT(7)
                                             -------------    ---------------    -------------   ----------------   ---------------
Investment income
    Distributions                            $      13,844     $      42,447     $         -       $         -       $         -
Expenses
    Mortality, expense risk and
       administrative charges                       13,258             6,060            86,030                83                 1
                                             -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                           586            36,387           (86,030)              (83)               (1)
                                             -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from share
   transactions                                       (895)              627           (76,723)              -                 -
Net realized gain distribution from Fund               -               9,431               -                 -                 -
Net unrealized appreciation (depreciation)
   on investment                                  (202,174)           (9,787)       (2,992,700)            1,525                18
                                             -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                     (203,069)              271        (3,069,423)            1,525                18
Net increase (decrease) in net assets
   resulting from operations                 $    (202,483)    $      36,658     $  (3,155,453)    $       1,442     $          17
                                             =============     =============     =============     =============     =============

                                                                                                                       PHOENIX-
                                                              PHOENIX-MORGAN       PHOENIX-          PHOENIX-          OAKHURST
                                              PHOENIX-MFS      STANLEY FOCUS       OAKHURST       OAKHURST GROWTH     STRATEGIC
                                                 VALUE            EQUITY           BALANCED         AND INCOME        ALLOCATION
                                             SUBACCOUNT(4)      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                             -------------    --------------     -------------    ---------------    -------------
Investment income
    Distributions                            $          67     $         -       $     824,258     $      71,812     $   1,172,162
Expenses
    Mortality, expense risk and
       administrative charges                           30             4,673           249,027           109,465           372,728
                                             -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                            37            (4,673)          575,231           (37,653)          799,434
                                             -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from share
   transactions                                        -              (3,146)            6,408             9,350            20,288
Net realized gain distribution from Fund               -                 -             617,767            32,259           759,837
Net unrealized appreciation (depreciation)
   on investment                                       762           (89,188)         (668,753)       (1,239,672)       (1,105,951)
                                             -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                          762           (92,334)          (44,578)       (1,198,063)         (325,826)
Net increase (decrease) in net assets
   resulting from operations                 $         799     $     (97,007)    $     530,653     $  (1,235,716)    $     473,608
                                             =============     =============     =============     =============     =============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                 PHOENIX-
                                            PHOENIX-SANFORD      SANFORD       PHOENIX-SANFORD
                                            BERNSTEIN GLOBAL  BERNSTEIN MID-   BERNSTEIN SMALL-   PHOENIX-SENECA    PHOENIX-SENECA
                                                 VALUE          CAP VALUE          CAP VALUE      MID-CAP GROWTH    STRATEGIC THEME
                                              SUBACCOUNT        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                            ----------------  --------------   ----------------   --------------    ---------------
Investment income
    Distributions                            $       2,590     $      91,308     $      12,092     $         -       $         -
Expenses
    Mortality, expense risk and
       administrative charges                          918            44,044             7,090            83,848           203,857
                                             -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                         1,672            47,264             5,002           (83,848)         (203,857)
                                             -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from share
   transactions                                        346             5,013              (899)          (60,097)           (3,883)
Net realized gain distribution from Fund             1,941            39,859            22,538               -             721,018
Net unrealized appreciation (depreciation)
   on investment                                    (3,925)        1,010,114           100,904        (3,093,005)       (9,111,080)
                                             -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                       (1,638)        1,054,986           122,543        (3,153,102)       (8,393,945)
Net increase (decrease) in net assets
   resulting from operations                 $          34     $   1,102,250     $     127,545     $  (3,236,950)    $  (8,597,802)
                                             =============     =============     =============     =============     =============

                                                                                ALGER AMERICAN     DEUTSCHE VIT
                                            AIM V.I. CAPITAL                      LEVERAGED      EAFE(R) EQUITY     DEUTSCHE VIT
                                              APPRECIATION    AIM V.I. VALUE   ALLCAP PORTFOLIO       INDEX        EQUITY 500 INDEX
                                             SUBACCOUNT(2)     SUBACCOUNT(1)      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT(3)
                                            ----------------  --------------   ----------------  --------------    ----------------
Investment income
    Distributions                            $        -        $         698     $         -       $         -       $         -
Expenses
    Mortality, expense risk and
       administrative charges                          349             1,502            17,830            18,237               108
                                             -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                          (349)             (804)          (17,830)          (18,237)             (108)
                                             -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from share
   transactions                                        246               240          (179,405)          (98,848)              909
Net realized gain distribution from Fund            12,245            10,589            68,869               -                 -
Net unrealized appreciation (depreciation)
   on investment                                   (10,408)          (13,248)         (110,196)         (581,609)            1,559
                                             -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                        2,083            (2,419)         (220,732)         (680,457)            2,468
Net increase (decrease) in net assets
   resulting from operations                 $       1,734     $      (3,223)    $    (238,562)    $    (698,694)    $       2,360
                                             =============     =============     =============     =============     =============

                                             FEDERATED FUND
                                                 FOR U.S.      FEDERATED HIGH                       VIP GROWTH
                                               GOVERNMENT        INCOME BOND   VIP CONTRAFUND(R)   OPPORTUNITIES      VIP GROWTH
                                             SECURITIES II        FUND II          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                               SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                             --------------    --------------  ----------------    -------------     -------------
Investment income
    Distributions                            $      38,133     $     105,831     $       3,848     $         340     $         -
Expenses
    Mortality, expense risk and
       administrative charges                       15,266            11,296             7,547             1,554            13,399
                                             -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                        22,867            94,535            (3,699)           (1,214)          (13,399)
                                             -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from share
   transactions                                       (570)           (6,339)          (14,569)          (15,338)         (107,231)
Net realized gain distribution from Fund               -                 -              15,394               -              63,900
Net unrealized appreciation (depreciation)
   on investment                                    37,252           (85,291)          (63,394)            3,081          (198,966)
                                             -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                       36,682           (91,630)          (62,569)          (12,257)         (242,297)
Net increase (decrease) in net assets
   resulting from operations                 $      59,549     $       2,905     $     (66,268)    $     (13,471)    $    (255,696)
                                             =============     =============     =============     =============     =============

                                                                                  TEMPLETON
                                                                                  DEVELOPING        TEMPLETON          TEMPLETON
                                             MUTUAL SHARES    TEMPLETON ASSET       MARKETS           GROWTH         INTERNATIONAL
                                              SECURITIES         STRATEGY         SECURITIES        SECURITIES        SECURITIES
                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                             -------------    ---------------    -------------     -------------     -------------
Investment income
    Distributions                            $      32,557     $       7,153     $      17,760     $     211,053     $      89,162
Expenses
    Mortality, expense risk and
       administrative charges                       15,536             6,178            14,257            10,109            25,278
                                             -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                        17,021               975             3,503           200,944            63,884
                                             -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from share
   transactions                                        621            77,089           (80,550)             (381)           (9,854)
Net realized gain distribution from Fund           109,456            51,233               -              23,520           701,250
Net unrealized appreciation (depreciation)
   on investment                                   (76,326)         (112,503)         (105,561)         (230,479)       (1,275,624)
                                             -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                       33,751            15,819          (186,111)         (207,340)         (584,228)
Net increase (decrease) in net assets
   resulting from operations                 $      50,772     $      16,794     $    (182,608)    $      (6,396)    $    (520,344)
                                             =============     =============     =============     =============     =============

                                                                                    WANGER
                                              TECHNOLOGY      WANGER FOREIGN    INTERNATIONAL                         WANGER U.S.
                                               PORTFOLIO           FORTY          SMALL CAP        WANGER TWENTY       SMALL CAP
                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                             -------------    --------------    --------------     -------------     -------------
Investment income
    Distributions                            $         -       $       2,711     $         -       $        -        $      28,095
Expenses
    Mortality, expense risk and
       administrative charges                       42,923            17,301           182,116            14,955           355,780
                                             -------------     -------------     -------------     -------------     -------------
Net investment income (loss)                       (42,923)          (14,590)         (182,116)          (14,955)         (327,685)
                                             -------------     -------------     -------------     -------------     -------------
Net realized gain (loss) from share
   transactions                                    (58,308)          (13,759)           (5,185)           19,930             1,953
Net realized gain distribution from Fund               -             173,914         7,270,311               -                 -
Net unrealized appreciation (depreciation)
   on investment                                (3,879,702)         (877,660)      (12,801,607)          195,312         4,794,973
                                             -------------     -------------     -------------     -------------     -------------
Net gain (loss) on investment                   (3,938,010)         (717,505)       (5,536,481)          215,242         4,796,926
Net increase (decrease) in net assets
   resulting from operations                 $  (3,980,933)    $    (732,095)    $  (5,718,597)    $     200,287     $   4,469,241
                                             =============     =============     =============     =============     =============

Footnotes for Statements of Operations
For the period ended December 31, 2001

(1)  From inception April 11, 2001 to December 31, 2001
(2)  From inception May 30, 2001 to December 31, 2001
(3)  From inception October 30, 2001 to December 31, 2001
(4)  From inception October 31, 2001 to December 31, 2001
(5)  From inception November 7, 2001 to December 31, 2001
(6)  From inception November 8, 2001 to December 31, 2001
(7)  From inception November 20, 2001 to December 31, 2001

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                                           GOODWIN MULTI-      OAKHURST
                                                           GOODWIN          ENGEMANN        SECTOR FIXED       STRATEGIC
                                                         MONEY MARKET    CAPITAL GROWTH        INCOME         ALLOCATION
                                                          SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                         ------------    --------------    --------------    ------------
Investment income
    Distributions                                        $  1,702,351     $      30,953    $    1,528,931    $  1,279,684
Expenses
    Mortality, expense risk and administrative
       charges                                                232,780         3,468,485           149,002         384,362
                                                         ------------     -------------    --------------    ------------
Net investment income (loss)                                1,469,571        (3,437,532)        1,379,929         895,322
                                                         ------------     -------------    --------------    ------------
Net realized gain (loss) from share transactions                  -            (159,947)           11,203          (6,458)
Net realized gain distribution from Fund                          -          18,168,457               -         4,799,808
Net unrealized appreciation (depreciation) on
   investment                                                     -         (95,694,487)         (350,553)     (5,791,988)
                                                         ------------     -------------    --------------    ------------
Net gain (loss) on investments                                    -         (77,685,977)         (339,350)       (998,638)
                                                         ------------     -------------    --------------    ------------
Net increase (decrease) in net assets resulting
   from operations                                       $  1,469,571     $ (81,123,509)   $    1,040,579    $   (103,316)
                                                         ============     =============    ==============    ============

                                                                                           DUFF & PHELPS
                                                           ABERDEEN         OAKHURST        REAL ESTATE         SENECA
                                                         INTERNATIONAL      BALANCED        SECURITIES     STRATEGIC THEME
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                         ------------     -------------    --------------  ---------------
Investment income
    Distributions                                        $    490,727     $     867,453    $      206,000    $        -
Expenses
    Mortality, expense risk and administrative
       charges                                                572,800           248,874            38,370         259,771
                                                         ------------     -------------    --------------    ------------
Net investment income (loss)                                  (82,073)          618,579           167,630        (259,771)
                                                         ------------     -------------    --------------    ------------
Net realized gain (loss) from share transactions             (268,631)          (11,419)            1,286         (10,063)
Net realized gain distribution from Fund                    5,094,993         3,315,705               -         3,989,889
Net unrealized appreciation (depreciation) on
   investment                                             (17,472,128)       (4,024,087)        1,088,914      (8,881,795)
                                                         ------------     -------------    --------------    ------------
Net gain (loss) on investments                            (12,345,766)         (719,801)        1,090,200      (4,901,969)
                                                         ------------     -------------    --------------    ------------
Net increase (decrease) in net assets resulting
   from operations                                       $(12,727,839)    $    (101,222)   $    1,257,830    $ (5,161,740)
                                                         ============     =============    ==============    ============

                                                                          J.P. MORGAN
                                                         ABERDEEN NEW       RESEARCH       ENGEMANN NIFTY   SENECA MID-CAP
                                                             ASIA        ENHANCED INDEX        FIFTY           GROWTH
                                                          SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                         ------------    --------------    --------------   --------------
Investment income
    Distributions                                        $     90,382     $     233,571    $          -      $        -
Expenses
    Mortality, expense risk and administrative
       charges                                                 24,508           219,275            89,754          58,763
                                                         ------------     -------------    --------------    ------------
Net investment income (loss)                                   65,874            14,296           (89,754)        (58,763)
                                                         ------------     -------------    --------------    ------------
Net realized gain (loss) from share transactions                2,675          (171,035)           (7,270)            434
Net realized gain distribution from Fund                          -             910,726               -           872,593
Net unrealized appreciation (depreciation) on
   investment                                                (623,993)       (4,415,945)       (2,313,247)       (914,018)
                                                         ------------     -------------    --------------    ------------
Net gain (loss) on investments                               (621,318)       (3,676,254)       (2,320,517)        (40,991)
                                                         ------------     -------------    --------------    ------------
Net increase (decrease) in net assets resulting
   from operations                                       $   (555,444)    $  (3,661,958)   $   (2,410,271)   $    (99,754)
                                                         ============     =============    ==============    ============

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                   (CONTINUED)

                                                           OAKHURST                           SANFORD
                                                          GROWTH AND     HOLLISTER VALUE   BERNSTEIN MID-     WANGER U.S.
                                                            INCOME           EQUITY          CAP VALUE        SMALL-CAP
                                                          SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                         ------------    ---------------   --------------    ------------
Investment income
    Distributions                                        $     65,396     $      35,060    $       16,557    $     51,613
Expenses
    Mortality, expense risk and administrative
       charges                                                 95,645            37,778            14,494         320,583
                                                         ------------     -------------    --------------    ------------
Net investment income (loss)                                  (30,249)           (2,718)            2,063        (268,970)
                                                         ------------     -------------    --------------    ------------
Net realized gain (loss) from share transactions                8,152             3,265            (1,024)         (1,656)
Net realized gain distribution from Fund                       50,018           637,250               -         5,316,100
Net unrealized appreciation (depreciation) on
   investment                                                (993,442)          718,594           318,184      (8,908,091)
                                                         ------------     -------------    --------------    ------------
Net gain (loss) on investments                               (935,272)        1,359,109           317,160      (3,593,647)
                                                         ------------     -------------    --------------    ------------
Net increase (decrease) in net assets resulting
   from operations                                       $   (965,521)    $   1,356,391    $      319,223    $ (3,862,617)
                                                         ============     =============    ==============    ============

                                                             WANGER
                                                         INTERNATIONAL     TEMPLETON        TEMPLETON         TEMPLETON
                                                           SMALL-CAP         GROWTH       ASSET STRATEGY    INTERNATIONAL
                                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                         ------------     -------------   ---------------   -------------
Investment income
    Distributions                                        $        -       $       3,584    $        9,767    $     32,563
Expenses
    Mortality, expense risk and administrative
       charges                                                247,731             3,831             4,057          17,083
                                                         ------------     -------------    --------------    ------------
Net investment income (loss)                                 (247,731)             (247)            5,710          15,480
                                                         ------------     -------------    --------------    ------------
Net realized gain (loss) from share transactions                  432           (42,503)            1,378            (672)
Net realized gain distribution from Fund                    3,684,638            85,026            74,966         215,841
Net unrealized appreciation (depreciation) on
   investment                                             (13,144,869)          (10,475)          (80,823)       (269,663)
                                                         ------------     -------------    --------------    ------------
Net gain (loss) on investments                             (9,459,799)           32,048            (4,479)        (54,494)
                                                         ------------     -------------    --------------    ------------
Net increase (decrease) in net assets resulting
   from operations                                       $ (9,707,530)    $      31,801    $        1,231    $    (39,014)
                                                         ============     =============    ==============    ============

                                                          TEMPLETON
                                                          DEVELOPING      MUTUAL SHARES                     WANGER FOREIGN
                                                            MARKETS        INVESTMENTS      WANGER TWENTY       FORTY
                                                          SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                         ------------     -------------    --------------   --------------
Investment income
    Distributions                                        $      8,179     $       4,453    $          -      $        -
Expenses
    Mortality, expense risk and administrative
       charges                                                  8,969             4,195             7,458          11,779
                                                         ------------     -------------    --------------    ------------
Net investment income (loss)                                     (790)              258            (7,458)        (11,779)
                                                         ------------     -------------    --------------    ------------
Net realized gain (loss) from share transactions              (13,480)           (5,168)           (6,852)          1,093
Net realized gain distribution from Fund                          -               4,294            28,901          52,157
Net unrealized appreciation (depreciation) on
   investment                                                (420,356)           54,288            60,457        (198,798)
                                                         ------------     -------------    --------------    ------------
Net gain (loss) on investments                               (433,836)           53,414            82,506        (145,548)
                                                         ------------     -------------    --------------    ------------
Net increase (decrease) in net assets resulting
   from operations                                       $   (434,626)    $      53,672    $       75,048    $   (157,327)
                                                         ============     =============    ==============    ============

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                   (CONTINUED)

                                                                                            FEDERATED U.S.     FEDERATED HIGH
                                                         EAFE(R) EQUITY    BANKERS TRUST        GOV'T            INCOME BOND
                                                             INDEX            DOW 30        SECURITIES II          FUND II
                                                           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                         --------------    -------------    --------------    ---------------
Investment income
    Distributions                                        $          -      $       3,966    $        4,396    $        40,448
Expenses
    Mortality, expense risk and administrative
       charges                                                   13,480            2,344             1,551              4,777
                                                         --------------    -------------    --------------    ---------------
Net investment income (loss)                                    (13,480)           1,622             2,845             35,671
                                                         --------------    -------------    --------------    ---------------
Net realized gain (loss) from share transactions                    714               65               (57)            (3,310)
Net realized gain distribution from Fund                         38,952            6,750               -                  -
Net unrealized appreciation (depreciation) on
   investment                                                  (300,903)          (4,673)           19,618            (93,236)
                                                         --------------    -------------    --------------    ---------------
Net gain (loss) on investments                                 (261,237)           2,142            19,561            (96,546)
                                                         --------------    -------------    --------------    ---------------
Net increase (decrease) in net assets resulting
   from operations                                       $     (274,717)   $       3,764    $       22,406    $       (60,875)
                                                         ==============    =============    ==============    ===============

                                                         FEDERATED U.S.     JANUS EQUITY                      JANUS FLEXIBLE
                                                           GOV'T BOND          INCOME        JANUS GROWTH         INCOME
                                                         SUBACCOUNT(1)       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                         --------------    -------------    --------------    ---------------
Investment income
    Distributions                                        $        6,977    $       6,571    $       12,416    $        14,053
Expenses
    Mortality, expense risk and administrative
       charges                                                      694            5,750            66,127              1,455
                                                         --------------    -------------    --------------    ---------------
Net investment income (loss)                                      6,283              821           (53,711)            12,598
                                                         --------------    -------------    --------------    ---------------
Net realized gain (loss) from share transactions                    (99)             (95)           (1,997)                70
Net realized gain distribution from Fund                            -                -                 -                  -
Net unrealized appreciation (depreciation) on
   investment                                                    10,265         (102,510)       (1,815,303)               774
                                                         --------------    -------------    --------------    ---------------
Net gain (loss) on investments                                   10,166         (102,605)       (1,817,300)               844
                                                         --------------    -------------    --------------    ---------------
Net increase (decrease) in net assets resulting
   from operations                                       $       16,449    $    (101,784)   $   (1,871,011)   $        13,442
                                                         ==============    =============    ==============    ===============

                                                                           MORGAN STANLEY   ALGER AMERICAN       ENGEMANN
                                                         MORGAN STANLEY      TECHNOLOGY       LEVERAGED        SMALL & MID-
                                                          FOCUS EQUITY        PORTFOLIO        ALL-CAP          CAP GROWTH
                                                           SUBACCOUNT        SUBACCOUNT      SUBACCOUNT(2)     SUBACCOUNT(6)
                                                         --------------    -------------    --------------    ---------------
Investment income
    Distributions                                        $          -      $         -      $          -      $           -
Expenses
    Mortality, expense risk and administrative
       charges                                                    2,929           55,511             2,461                616
                                                         --------------    -------------    --------------    ---------------
Net investment income (loss)                                     (2,929)         (55,511)           (2,461)              (616)
                                                         --------------    -------------    --------------    ---------------
Net realized gain (loss) from share transactions                   (161)         (29,918)           (3,557)                27
Net realized gain distribution from Fund                            383            1,639               -                  -
Net unrealized appreciation (depreciation) on
   investment                                                  (101,536)      (3,746,268)         (203,983)           (62,707)
                                                         --------------    -------------    --------------    ---------------
Net gain (loss) on investments                                 (101,314)      (3,774,547)         (207,540)           (62,680)
                                                         --------------    -------------    --------------    ---------------
Net increase (decrease) in net assets resulting
   from operations                                       $     (104,243)   $  (3,830,058)   $     (210,001)   $       (63,296)
                                                         ==============    =============    ==============    ===============

                                                                                             FIDELITY VIP        SANFORD
                                                          FIDELITY VIP     FIDELITY VIP         GROWTH          BERNSTEIN
                                                          CONTRAFUND(R)    GROWTH SHARES     OPPORTUNITIES    SMALL-CAP VALUE
                                                          SUBACCOUNT(3)    SUBACCOUNT(3)     SUBACCOUNT(3)     SUBACCOUNT(4)
                                                         --------------    -------------    --------------    ---------------
Investment income
    Distributions                                        $          -      $         -      $          -      $             1
Expenses
    Mortality, expense risk and administrative
       charges                                                      810            1,460               192               -
                                                         --------------    -------------    --------------    ---------------
Net investment income (loss)                                       (810)          (1,460)             (192)                 1
                                                         --------------    -------------    --------------    ---------------
Net realized gain (loss) from share transactions                    234           (3,019)             (406)              -
Net realized gain distribution from Fund                            -                -                 -                 -
Net unrealized appreciation (depreciation) on
   investment                                                   (10,222)         (79,962)           (8,528)                33
                                                         --------------    -------------    --------------    ---------------
Net gain (loss) on investments                                   (9,988)         (82,981)           (8,934)                33
                                                         --------------    -------------    --------------    ---------------
Net increase (decrease) in net assets resulting
   from operations                                       $      (10,798)   $     (84,441)   $       (9,126)   $            34
                                                         ==============    =============    ==============    ===============

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                   (CONTINUED)

                                                           SANFORD         BANKERS TRUST
                                                          BERNSTEIN          NASDAQ 100
                                                         GLOBAL VALUE         INDEX(R)
                                                         SUBACCOUNT(5)     SUBACCOUNT(7)
                                                         -------------     -------------
Investment income
    Distributions                                        $          16     $         -
Expenses
    Mortality, expense risk and administrative
       charges                                                       5             1,372
                                                         -------------     -------------
Net investment income (loss)                                        11            (1,372)
                                                         -------------     -------------
Net realized gain (loss) from share
   transactions                                                    -                (569)
Net realized gain distribution from Fund                           -                 -
Net unrealized appreciation (depreciation) on
   investment                                                       86          (260,978)
                                                         -------------     -------------
Net gain (loss) on investments                                      86          (261,547)
                                                         -------------     -------------
Net increase (decrease) in net assets resulting
   from operations                                       $          97     $    (262,919)
                                                         =============     =============

(1)  From inception January 6, 2000 to December 31, 2000
(2)  From inception June 14, 2000 to December 31, 2000
(3)  From inception June 6, 2000 to December 31, 2000
(4)  From inception December 16, 2000 to December 31, 2000
(5)  From inception December 6, 2000 to December 31, 2000
(6)  From inception August 21, 2000 to December 31, 2000
(7)  From inception August 23, 2000 to December 31, 2000

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                             PHOENIX-           PHOENIX-                          PHOENIX-ALLIANCE/
                                                             ABERDEEN         ABERDEEN NEW       PHOENIX-AIM          BERNSTEIN
                                                           INTERNATIONAL         ASIA           MID-CAP EQUITY     GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                          --------------     --------------     --------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                           $      109,426     $       68,926     $       (3,088)    $          473
   Net realized gain (loss)                                   (2,419,802)           (39,554)                94               (401)
   Net unrealized appreciation (depreciation)                 (4,466,036)           (54,002)           (47,707)           (19,933)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) resulting from operations          (6,776,412)           (24,630)           (50,701)           (19,861)
                                                          --------------     --------------     --------------     --------------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        6,200,981            509,159            146,833             32,363
   Participant transfers                                      (3,454,933)         1,036,245            687,696            236,207
   Participant withdrawals                                    (6,202,143)          (507,853)           (56,888)           (17,667)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           (3,456,095)         1,037,551            777,641            250,903
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets                     (10,232,507)         1,012,921            726,940            231,042

NET ASSETS
   Beginning of period                                        45,473,134          2,825,585             16,040             14,621
                                                          --------------     --------------     --------------     --------------
   End of period                                          $   35,240,627     $    3,838,506     $      742,980     $      245,663
                                                          ==============     ==============     ==============     ==============

                                                                                PHOENIX-
                                                                                DEUTSCHE         PHOENIX-DUFF &       PHOENIX-
                                                             PHOENIX-          NASDAQ-100          PHELPS REAL        ENGEMANN
                                                          DEUTSCHE DOW 30       INDEX(R)        ESTATE SECURITIES  CAPITAL GROWTH
                                                            SUBACCOUNT         SUBACCOUNT           SUBACCOUNT       SUBACCOUNT
                                                          ---------------    --------------     -----------------  --------------
FROM OPERATIONS
   Net investment income (loss)                           $       21,158     $      (11,569)    $      311,317     $   (1,464,491)
   Net realized gain (loss)                                        5,990                868             64,021        (18,689,922)
   Net unrealized appreciation (depreciation)                   (466,611)          (763,119)           544,355        (37,710,768)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) resulting from operations            (439,463)          (773,820)           919,693        (57,865,181)
                                                          --------------     --------------     --------------     --------------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          825,823            725,714          1,623,093         36,921,318
   Participant transfers                                         949,222            401,481          2,385,231        (15,398,659)
   Participant withdrawals                                      (491,293)          (213,795)        (1,243,307)       (31,771,718)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            1,283,752            913,400          2,765,017        (10,249,059)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets                         844,289            139,580          3,684,710        (68,114,240)

NET ASSETS
   Beginning of period                                         2,478,592          1,579,204          7,788,062        227,808,329
                                                          --------------     --------------     --------------     --------------
   End of period                                          $    3,322,881     $    1,718,784     $   11,472,772     $  159,694,089
                                                          ==============     ==============     ==============     ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                             PHOENIX-                             PHOENIX-
                                                          ENGEMANN SMALL         PHOENIX-       GOODWIN MULTI-
                                                            & MID-CAP         GOODWIN MONEY      SECTOR FIXED     PHOENIX-HOLLISTER
                                                              GROWTH             MARKET             INCOME          VALUE EQUITY
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          --------------     --------------     --------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                           $       (9,542)    $      289,992     $    1,475,584     $       22,125
   Net realized gain (loss)                                         (973)               -               20,899            (26,681)
   Net unrealized appreciation (depreciation)                   (373,940)               -              570,835         (3,591,023)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) resulting from operations            (384,455)           289,992          2,067,318         (3,595,579)
                                                          --------------     --------------     --------------     --------------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          484,060         31,959,193          2,909,855          3,568,961
   Participant transfers                                         519,681        (18,914,635)           505,848          1,259,303
   Participant withdrawals                                      (174,156)        (9,635,199)        (3,134,624)        (2,002,017)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              829,585          3,409,359            281,079          2,826,247
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets                         445,130          3,699,351          2,348,397           (769,332)

NET ASSETS
   Beginning of period                                         1,072,348         49,744,185         22,263,292         13,998,875
                                                          --------------     --------------     --------------     --------------
   End of period                                          $    1,517,478     $   53,443,536     $   24,611,689     $   13,229,543
                                                          ==============     ==============     ==============     ==============

                                                            PHOENIX-J.P.
                                                              MORGAN
                                                             RESEARCH         PHOENIX-JANUS      PHOENIX-JANUS      PHOENIX-KAYNE
                                                          ENHANCED INDEX     FLEXIBLE INCOME        GROWTH         LARGE-CAP CORE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)
                                                          --------------     --------------     --------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                           $       27,554     $      111,482     $      (85,369)    $           96
   Net realized gain (loss)                                     (231,808)            13,175           (162,521)                (1)
   Net unrealized appreciation (depreciation)                 (6,014,345)           153,420         (3,847,988)            (3,430)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) resulting from operations          (6,218,599)           278,077         (4,095,878)            (3,335)
                                                          --------------     --------------     --------------     --------------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        4,648,691            659,672          3,494,504             72,070
   Participant transfers                                      (1,615,900)         2,127,690          1,386,430             87,656
   Participant withdrawals                                    (3,276,550)          (452,927)        (1,660,100)            (6,345)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (243,759)         2,334,435          3,220,834            153,381
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets                      (6,462,358)         2,612,512           (875,044)           150,046

NET ASSETS
   Beginning of period                                        25,254,109          1,291,895         10,956,056                -
                                                          --------------     --------------     --------------     --------------
   End of period                                          $   18,791,751     $    3,904,407     $   10,081,012     $      150,046
                                                          ==============     ==============     ==============     ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                           PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                             SMALL-CAP        INTERNATIONAL     SMALL-CAP VALUE    PHOENIX-LAZARD
                                                           QUALITY VALUE      EQUITY SELECT         SELECT         U.S. MULTI-CAP
                                                           SUBACCOUNT(4)      SUBACCOUNT(5)      SUBACCOUNT(2)      SUBACCOUNT(2)
                                                          --------------     --------------     ---------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                           $          419     $         (170)    $           30     $            3
   Net realized gain (loss)                                          304                 (2)                 3                  1
   Net unrealized appreciation (depreciation)                      1,746                907               (520)                32
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) resulting from operations               2,469                735               (487)                36
                                                          --------------     --------------     --------------     --------------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            9,710             35,738              2,889              1,057
   Participant transfers                                          66,363            182,141             76,202              8,038
   Participant withdrawals                                        (2,631)            (3,194)              (984)              (161)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               73,442            214,685             78,107              8,934
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets                          75,911            215,420             77,620              8,970

NET ASSETS
   Beginning of period                                               -                  -                  -                  -
                                                          --------------     --------------     --------------     --------------
   End of period                                          $       75,911     $      215,420     $       77,620     $        8,970
                                                          ==============     ==============     ==============     ==============

                                                           PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD       PHOENIX-MFS
                                                            ABBETT BOND-      ABBETT LARGE-     ABBETT MID-CAP    INVESTORS GROWTH
                                                            DEBENTURE           CAP VALUE           VALUE              STOCK
                                                           SUBACCOUNT(2)      SUBACCOUNT(1)      SUBACCOUNT(3)       SUBACCOUNT
                                                          --------------     --------------     --------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                           $        2,114     $          140     $          199     $       (4,109)
   Net realized gain (loss)                                          199                 (2)                (6)              (638)
   Net unrealized appreciation (depreciation)                      1,884                961              2,725           (168,221)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) resulting from operations               4,197              1,099              2,918           (172,968)
                                                          --------------     --------------     --------------     --------------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           23,517             29,655             14,836            191,069
   Participant transfers                                         110,285            171,567            118,522            881,366
   Participant withdrawals                                        (2,110)            (3,596)            (2,195)          (170,477)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              131,692            197,626            131,163            901,958
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets                         135,889            198,725            134,081            728,990

NET ASSETS
   Beginning of period                                               -                  -                  -              110,821
                                                          --------------     --------------     --------------     --------------
   End of period                                          $      135,889     $      198,725     $      134,081     $      839,811
                                                          ==============     ==============     ==============     ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                                                                                       PHOENIX-
                                                                                                   PHOENIX-            OAKHURST
                                                            PHOENIX-MFS        PHOENIX-MFS      OAKHURST GROWTH       STRATEGIC
                                                          INVESTORS TRUST        VALUE            AND INCOME          ALLOCATION
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                          ---------------    --------------     ---------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                           $           74     $       10,293     $        4,993     $    1,245,563
   Net realized gain (loss)                                          (55)               (26)          (108,047)          (465,313)
   Net unrealized appreciation (depreciation)                    (23,264)          (245,250)        (3,558,605)        (9,760,924)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) resulting from operations             (23,245)          (234,983)        (3,661,659)        (8,980,674)
                                                          --------------     --------------     --------------     --------------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           63,868            476,047          3,406,091          7,072,124
   Participant transfers                                         250,208          2,323,864            436,881         29,491,894
   Participant withdrawals                                       (19,261)          (131,379)        (2,300,613)        (9,780,106)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              294,815          2,668,532          1,542,359         26,783,912
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets                         271,570          2,433,549         (2,119,300)        17,803,238

NET ASSETS
   Beginning of period                                             2,330             44,768         14,157,873         46,769,943
                                                          --------------     --------------     --------------     --------------
   End of period                                          $      273,900     $    2,478,317     $   12,038,573     $   64,573,181
                                                          ==============     ==============     ==============     ==============

                                                           PHOENIX-SANFORD   PHOENIX-SANFORD    PHOENIX-SANFORD
                                                          BERNSTEIN GLOBAL    BERNSTEIN MID-    BERNSTEIN SMALL-    PHOENIX-SENECA
                                                               VALUE            CAP VALUE          CAP VALUE        MID-CAP GROWTH
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          ---------------    ---------------    ----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)                           $        3,402     $       19,015     $       (7,923)    $      (81,090)
   Net realized gain (loss)                                       (2,596)           928,310            215,706            (71,469)
   Net unrealized appreciation (depreciation)                   (118,014)        (2,405,602)          (894,252)        (4,066,951)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) resulting from operations            (117,208)        (1,458,277)          (686,469)        (4,219,510)
                                                          --------------     --------------     --------------     --------------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          177,266          2,479,728          1,126,681          3,116,630
   Participant transfers                                         576,296          3,748,836          3,359,234            710,865
   Participant withdrawals                                       (73,881)        (1,413,835)          (582,332)        (1,637,118)
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              679,681          4,814,729          3,903,583          2,190,377
                                                          --------------     --------------     --------------     --------------
   Net increase (decrease) in net assets                         562,473          3,356,452          3,217,114         (2,029,133)

NET ASSETS
   Beginning of period                                           304,232          9,449,485          2,117,223         10,968,221
                                                          --------------     --------------     --------------     --------------
   End of period                                          $      866,705     $   12,805,937     $    5,334,337     $    8,939,088
                                                          ==============     ==============     ==============     ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                                               PHOENIX-STATE
                                                                              STREET RESEARCH     PHOENIX-VAN
                                                           PHOENIX-SENECA        SMALL-CAP        KAMPEN FOCUS     AIM V.I. CAPITAL
                                                          STRATEGIC THEME         GROWTH             EQUITY          APPRECIATION
                                                            SUBACCOUNT         SUBACCOUNT(2)       SUBACCOUNT         SUBACCOUNT
                                                          ---------------    ----------------   ---------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                           $     (149,706)    $          (35)    $       (5,551)     $       (3,378)
   Net realized gain (loss)                                     (343,863)                (1)            (5,676)             (4,820)
   Net unrealized appreciation (depreciation)                 (8,159,506)            (1,429)          (225,160)           (108,486)
                                                          --------------     --------------     --------------      --------------
   Net increase (decrease) resulting from operations          (8,653,075)            (1,465)          (236,387)           (116,684)
                                                          --------------     --------------     --------------      --------------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        5,085,685              4,522            237,101             184,063
   Participant transfers                                      (2,389,082)            42,647            378,098             538,886
   Participant withdrawals                                    (3,135,166)              (433)          (133,846)            (69,747)
                                                          --------------     --------------     --------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (438,563)            46,736            481,353             653,202
                                                          --------------     --------------     --------------      --------------
   Net increase (decrease) in net assets                      (9,091,638)            45,271            244,966             536,518

NET ASSETS
   Beginning of period                                        24,211,046                -              636,508             165,659
                                                          --------------     --------------     --------------      --------------
   End of period                                          $   15,119,408     $       45,271     $      881,474      $      702,177
                                                          ==============     ==============     ==============      ==============

                                                                                                FEDERATED FUND
                                                                             ALGER AMERICAN       FOR U.S.         FEDERATED HIGH
                                                         AIM V.I. PREMIER       LEVERAGED        GOVERNMENT         INCOME BOND
                                                              EQUITY             ALLCAP         SECURITIES II         FUND II
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ----------------    --------------     --------------     --------------
FROM OPERATIONS
   Net investment income (loss)                           $       (3,974)    $      (31,147)    $      280,858      $     217,214
   Net realized gain (loss)                                       (3,572)          (572,007)             3,639             (2,734)
   Net unrealized appreciation (depreciation)                   (418,321)        (1,132,944)           655,115           (210,353)
                                                          --------------     --------------     --------------      -------------
   Net increase (decrease) resulting from operations            (425,867)        (1,736,098)           939,612              4,127
                                                          --------------     --------------     --------------      -------------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          436,098          1,344,228          2,698,011            369,978
   Participant transfers                                         756,860          1,079,830         11,662,589            947,210
   Participant withdrawals                                      (176,664)          (707,748)        (1,866,919)          (344,367)
                                                          --------------     --------------     --------------      -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            1,016,294          1,716,310         12,493,681            972,821
                                                          --------------     --------------     --------------      -------------
   Net increase (decrease) in net assets                         590,427            (19,788)        13,433,293            976,948

NET ASSETS
   Beginning of period                                           601,394          4,085,613          4,555,616          2,052,116
                                                          --------------     --------------     --------------      -------------
   End of period                                          $    1,191,821     $    4,065,825     $   17,988,909      $   3,029,064
                                                          ==============     ==============     ==============      =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                                                VIP GROWTH                          MUTUAL SHARES
                                                         VIP CONTRAFUND(R)     OPPORTUNITIES       VIP GROWTH         SECURITIES
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         -----------------    ---------------    --------------     -------------
FROM OPERATIONS
   Net investment income (loss)                           $       (9,148)     $         (759)    $      (27,255)    $       3,520
   Net realized gain (loss)                                      (71,727)            (51,908)          (361,128)           92,429
   Net unrealized appreciation (depreciation)                   (254,277)            (81,374)        (1,150,302)         (719,573)
                                                          --------------      --------------     --------------     -------------
   Net increase (decrease) resulting from operations            (335,152)           (134,041)        (1,538,685)         (623,624)
                                                          --------------      --------------     --------------     -------------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          934,190             220,701          1,427,603         1,112,017
   Participant transfers                                       2,523,696             393,723          2,513,313         2,045,149
   Participant withdrawals                                      (444,500)           (106,609)          (674,274)         (699,658)
                                                          --------------      --------------     --------------     -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            3,013,386             507,815          3,266,642         2,457,508
                                                          --------------      --------------     --------------     -------------
   Net increase (decrease) in net assets                       2,678,234             373,774          1,727,957         1,833,884

NET ASSETS
   Beginning of period                                         1,781,677             379,804          2,929,304         3,188,681
                                                          --------------      --------------     --------------     -------------
   End of period                                          $    4,459,911      $      753,578     $    4,657,261     $   5,022,565
                                                          ==============      ==============     ==============     =============

                                                            TEMPLETON
                                                            DEVELOPING          TEMPLETON          TEMPLETON         TEMPLETON
                                                              MARKETS            FOREIGN          GLOBAL ASSET         GROWTH
                                                            SECURITIES          SECURITIES         ALLOCATION        SECURITIES
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                          --------------      --------------     --------------     -------------
FROM OPERATIONS
   Net investment income (loss)                           $        5,598      $       34,753     $        4,224     $      50,684
   Net realized gain (loss)                                       (1,710)             (5,127)           (26,345)           71,413
   Net unrealized appreciation (depreciation)                     (2,119)         (1,082,257)             1,443          (921,307)
                                                          --------------      --------------     --------------     -------------
   Net increase (decrease) resulting from operations               1,769          (1,052,631)           (20,678)         (799,210)
                                                          --------------      --------------     --------------     -------------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          169,514           1,154,969             99,484         1,255,937
   Participant transfers                                        (186,686)          1,261,514            (98,074)        1,963,899
   Participant withdrawals                                       (95,562)           (532,924)          (105,745)         (473,233)
                                                          --------------      --------------     --------------     -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (112,734)          1,883,559           (104,335)        2,746,603
                                                          --------------      --------------     --------------     -------------
   Net increase (decrease) in net assets                        (110,965)            830,928           (125,013)        1,947,393

NET ASSETS
   Beginning of period                                         1,010,583           4,390,775            468,075         2,154,539
                                                          --------------      --------------     --------------     -------------
   End of period                                          $      899,618      $    5,221,703     $      343,062     $   4,101,932
                                                          ==============      ==============     ==============     =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                            SCUDDER VIT
                                                          EAFE(R) EQUITY        SCUDDER VIT                         WANGER FOREIGN
                                                              INDEX          EQUITY 500 INDEX      TECHNOLOGY           FORTY
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          --------------     ----------------    --------------     --------------
FROM OPERATIONS
   Net investment income (loss)                           $       12,070      $       27,497     $      (28,756)    $      (17,544)
   Net realized gain (loss)                                       (3,867)             (1,907)           (69,198)            (3,223)
   Net unrealized appreciation (depreciation)                   (453,922)           (247,333)        (2,683,611)          (367,614)
                                                          --------------      --------------     --------------     --------------
   Net increase (decrease) resulting from operations            (445,719)           (221,743)        (2,781,565)          (388,381)
                                                          --------------      --------------     --------------     --------------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          314,004             294,520          1,676,690            633,557
   Participant transfers                                         142,935           2,295,993           (135,018)           296,726
   Participant withdrawals                                      (212,697)           (116,404)          (697,778)          (358,710)
                                                          --------------      --------------     --------------     --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              244,242           2,474,109            843,894            571,573
                                                          --------------      --------------     --------------     --------------
   Net increase (decrease) in net assets                        (201,477)          2,252,366         (1,937,671)           183,192

NET ASSETS
   Beginning of period                                         1,823,138             129,222          5,169,038          2,078,924
                                                          --------------      --------------     --------------     --------------
   End of period                                          $    1,621,661      $    2,381,588     $    3,231,367     $    2,262,116
                                                          ==============      ==============     ==============     ==============

                                                              WANGER                               WANGER U.S.
                                                           INTERNATIONAL                            SMALLER
                                                             SMALL CAP        WANGER TWENTY        COMPANIES
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                          --------------      --------------     --------------
FROM OPERATIONS
   Net investment income (loss)                           $     (169,411)     $      (19,578)    $     (354,169)
   Net realized gain (loss)                                      (90,487)             (8,087)          (312,740)
   Net unrealized appreciation (depreciation)                 (3,021,802)           (177,389)        (8,118,009)
                                                          --------------      --------------     --------------
   Net increase (decrease) resulting from operations          (3,281,700)           (205,054)        (8,784,918)
                                                          --------------      --------------     --------------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        4,063,047             621,381          7,735,841
   Participant transfers                                        (512,546)            611,230           (698,276)
   Participant withdrawals                                    (2,981,121)           (339,379)        (6,479,380)
                                                          --------------      --------------     --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              569,380             893,232            558,185
                                                          --------------      --------------     --------------
   Net increase (decrease) in net assets                      (2,712,320)            688,178         (8,226,733)

NET ASSETS
   Beginning of period                                        21,571,478           2,281,341         48,378,374
                                                          --------------      --------------     --------------
   End of period                                          $   18,859,158      $    2,969,519     $   40,151,641
                                                          ==============      ==============     ==============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1)  From inception August 12, 2002 to December 31, 2002.
(2)  From inception August 14, 2002 to December 31, 2002.
(3)  From inception August 20, 2002 to December 31, 2002.
(4)  From inception August 26, 2002 to December 31, 2002.
(5)  From inception September 10, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                             PHOENIX-                                           PHOENIX-ALLIANCE/
                                             ABERDEEN         PHOENIX-       PHOENIX-AIM MID-   BERNSTEIN GROWTH       PHOENIX-
                                          INTERNATIONAL     ABERDEEN NEW       CAP EQUITY           + VALUE         DEUTSCHE DOW 30
                                            SUBACCOUNT     ASIA SUBACCOUNT    SUBACCOUNT(6)      SUBACCOUNT(5)        SUBACCOUNT
                                          --------------   ---------------   ----------------   -----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)           $     (412,020)  $        41,926   $             (9)  $               7   $       13,418
   Net realized gain (loss)                      684,638            (4,531)               -                    (1)          18,325
   Net unrealized appreciation
      (depreciation)                         (16,033,904)          (36,942)               423                 126          (48,607)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) resulting
      from operations                        (15,761,286)              453                414                 132          (16,864)
                                          --------------   ---------------   ----------------   -----------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                        7,253,797           451,971             10,574               3,217          629,143
   Participant transfers                      (3,389,179)         (266,642)             5,279              11,398        1,562,250
   Participant withdrawals                    (5,693,048)         (277,281)              (227)               (126)        (209,157)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net
      assets resulting from participant
      transactions                            (1,828,430)          (91,952)            15,626              14,489        1,982,236
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net assets     (17,589,716)          (91,499)            16,040              14,621        1,965,372
NET ASSETS
   Beginning of period                        63,062,850         2,917,084                -                   -            513,220
                                          --------------   ---------------   ----------------   -----------------   --------------
   End of period                          $   45,473,134   $     2,825,585   $         16,040   $          14,621   $    2,478,592
                                          ==============   ===============   ================   =================   ==============

                                             PHOENIX-       PHOENIX-DUFF &                                             PHOENIX-
                                             DEUTSCHE        PHELPS REAL         PHOENIX-                           ENGEMANN SMALL
                                            NASDAQ-100         ESTATE            ENGEMANN           PHOENIX-          & MID-CAP
                                             INDEX(R)        SECURITIES       CAPITAL GROWTH     ENGEMANN NIFTY        GROWTH
                                            SUBACCOUNT       SUBACCOUNT         SUBACCOUNT      FIFTY SUBACCOUNT      SUBACCOUNT
                                          --------------   ---------------   ----------------   -----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)           $       (8,025)  $       225,865   $     (1,960,485)  $         (69,872)  $       (6,032)
   Net realized gain (loss)                      (61,422)            2,871          3,311,928               2,182             (100)
   Net unrealized appreciation
      (depreciation)                            (436,964)          184,486       (127,693,924)         (4,096,493)        (203,376)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) resulting
      from operations                           (506,411)          413,222       (126,342,481)         (4,164,183)        (209,508)
                                          --------------   ---------------   ----------------   -----------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          640,901           999,587         47,451,399           2,889,299          219,789
   Participant transfers                       1,044,127         1,305,039        (13,046,378)           (113,322)         824,748
   Participant withdrawals                      (137,839)         (770,053)       (38,306,436)         (1,297,369)        (106,578)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net
       assets resulting from participant
       transactions                            1,547,189         1,534,573         (3,901,415)          1,478,608          937,959
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net assets       1,040,778         1,947,795       (130,243,896)         (2,685,575)         728,451
NET ASSETS
   Beginning of period                           538,426         5,840,267        358,052,225          10,801,500          343,897
                                          --------------   ---------------   ----------------   -----------------   --------------
   End of period                          $    1,579,204   $     7,788,062   $    227,808,329   $       8,115,925   $    1,072,348
                                          ==============   ===============   ================   =================   ==============

                                             PHOENIX-                        PHOENIX-GOODWIN                         PHOENIX-J.P.
                                          FEDERATED U.S.   PHOENIX-GOODWIN     MULTI-SECTOR     PHOENIX-HOLLISTER   MORGAN RESEARCH
                                            GOVERNMENT      MONEY MARKET       FIXED INCOME       VALUE EQUITY      ENHANCED INDEX
                                          BOND SUBACCOUNT    SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                          ---------------  ---------------   ----------------   -----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)           $       19,884   $     1,174,712   $      1,569,256   $          13,263   $      (30,406)
   Net realized gain (loss)                       13,771               -               12,556              68,109         (416,523)
   Net unrealized appreciation
      (depreciation)                             (10,575)              -             (489,299)         (2,047,578)      (3,653,213)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) resulting
      from operations                             23,080         1,174,712          1,092,513          (1,966,206)      (4,100,142)
                                          --------------   ---------------   ----------------   -----------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           60,406        46,087,165          3,022,802           2,975,456        5,499,480
   Participant transfers                         102,359       (22,824,267)         1,048,107           6,799,234       (3,047,139)
   Participant withdrawals                       (44,544)      (10,324,009)        (2,653,018)         (1,315,071)      (2,791,257)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net
      assets resulting from participant
      transactions                               118,221        12,938,889          1,417,891           8,459,619         (338,916)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net assets         141,301        14,113,601          2,510,404           6,493,413       (4,439,058)
NET ASSETS
   Beginning of period                           265,904        35,630,584         19,752,888           7,505,462       29,693,167
                                          --------------   ---------------   ----------------   -----------------   --------------
   End of period                          $      407,205   $    49,744,185   $     22,263,292   $      13,998,875   $   25,254,109
                                          ==============   ===============   ================   =================   ==============

                                                                                                  PHOENIX-MFS
                                          PHOENIX-JANUS     PHOENIX-JANUS     PHOENIX-JANUS     INVESTORS GROWTH      PHOENIX-MFS
                                           CORE EQUITY     FLEXIBLE INCOME        GROWTH             STOCK          INVESTORS TRUST
                                           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(3)      SUBACCOUNT(7)
                                          --------------   ---------------   ----------------   -----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)           $          586   $        36,387   $        (86,030)  $             (83)  $           (1)
   Net realized gain (loss)                         (895)           10,058            (76,723)                -                -
   Net unrealized appreciation
      (depreciation)                            (202,174)           (9,787)        (2,992,700)              1,525               18
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) resulting
      from operations                           (202,483)           36,658         (3,155,453)              1,442               17
                                          --------------   ---------------   ----------------   -----------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          570,818           271,584          3,471,825              17,612              139
   Participant transfers                         669,224           777,006          1,100,472              92,492            2,215
   Participant withdrawals                      (202,281)         (148,282)        (1,544,947)               (725)             (41)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net
      assets resulting from participant
      transactions                             1,037,761           900,308          3,027,350             109,379            2,313
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net assets         835,278           936,966           (128,103)            110,821            2,330
NET ASSETS
   Beginning of period                         1,249,774           354,929         11,084,159                 -                -
                                          --------------   ---------------   ----------------   -----------------   --------------
   End of period                          $    2,085,052   $     1,291,895   $     10,956,056   $         110,821   $        2,330
                                          ==============   ===============   ================   =================   ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                                                                       PHOENIX-
                                                           PHOENIX-MORGAN        PHOENIX-           PHOENIX-           OAKHURST
                                           PHOENIX-MFS      STANLEY FOCUS        OAKHURST        OAKHURST GROWTH      STRATEGIC
                                              VALUE            EQUITY            BALANCED          AND INCOME         ALLOCATION
                                          SUBACCOUNT(4)      SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                          --------------   ---------------   ----------------   -----------------   --------------
FROM OPERATIONS
   Net investment income (loss)           $           37   $        (4,673)  $        575,231   $         (37,653)  $      799,434
   Net realized gain (loss)                          -              (3,146)           624,175              41,609          780,125
   Net unrealized appreciation
      (depreciation)                                 762           (89,188)          (668,753)         (1,239,672)      (1,105,951)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) resulting
      from operations                                799           (97,007)           530,653          (1,235,716)         473,608
                                          --------------   ---------------   ----------------   -----------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           14,086           181,877          3,793,947           3,389,039        5,085,687
   Participant transfers                          30,296            95,531          1,202,546           1,548,089          (45,029)
   Participant withdrawals                          (413)          (78,992)        (4,805,219)         (2,277,985)      (5,827,087)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net
      assets resulting from participant
      transactions                                43,969           198,416            191,274           2,659,143         (786,429)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net assets          44,768           101,409            721,927           1,423,427         (312,821)
NET ASSETS
   Beginning of period                               -             535,099         30,705,509          12,734,446       47,082,764
                                          --------------   ---------------   ----------------   -----------------   --------------
   End of period                          $       44,768   $       636,508   $     31,427,436   $      14,157,873   $   46,769,943
                                          ==============   ===============   ================   =================   ==============

                                          PHOENIX-SANFORD
                                             BERNSTEIN     PHOENIX-SANFORD   PHOENIX-SANFORD
                                               GLOBAL      BERNSTEIN MID-    BERNSTEIN SMALL-    PHOENIX-SENECA     PHOENIX-SENECA
                                               VALUE          CAP VALUE          CAP VALUE       MID-CAP GROWTH     STRATEGIC THEME
                                            SUBACCOUNT       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                          --------------   ---------------   ----------------   -----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)           $        1,672   $        47,264   $          5,002   $         (83,848)  $     (203,857)
   Net realized gain (loss)                        2,287            44,872             21,639             (60,097)         717,135
   Net unrealized appreciation
      (depreciation)                              (3,925)        1,010,114            100,904          (3,093,005)      (9,111,080)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) resulting
      from operations                                 34         1,102,250            127,545          (3,236,950)      (8,597,802)
                                          --------------   ---------------   ----------------   -----------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           30,821         1,200,109            354,089           3,064,589        6,622,949
   Participant transfers                         270,260         5,224,696          1,717,463           2,263,611           16,723
   Participant withdrawals                       (10,354)         (573,939)           (82,374)         (1,454,853)      (3,403,851)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net
      assets resulting from participant
      transactions                               290,727         5,850,866          1,989,178           3,873,347        3,235,821
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net assets         290,761         6,953,116          2,116,723             636,397       (5,361,981)
NET ASSETS
   Beginning of period                            13,471         2,496,369                500          10,331,824       29,573,027
                                          --------------   ---------------   ----------------   -----------------   --------------
   End of period                          $      304,232   $     9,449,485   $      2,117,223   $      10,968,221   $   24,211,046
                                          ==============   ===============   ================   =================   ==============

                                             AIM V.I.                         ALGER AMERICAN      DEUTSCHE VIT       DEUTSCHE VIT
                                             CAPITAL                         LEVERAGED ALLCAP    EAFE(R) EQUITY         EQUITY
                                           APPRECIATION    AIM V.I. VALUE       PORTFOLIO            INDEX             500 INDEX
                                          SUBACCOUNT(2)     SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(3)
                                          --------------   ---------------   ----------------   -----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)           $         (349)  $          (804)  $        (17,830)  $         (18,237)  $         (108)
   Net realized gain (loss)                       12,491            10,829           (110,536)            (98,848)             909
   Net unrealized appreciation
      (depreciation)                             (10,408)          (13,248)          (110,196)           (581,609)           1,559
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) resulting
      from operations                              1,734            (3,223)          (238,562)           (698,694)           2,360
                                          --------------   ---------------   ----------------   -----------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           53,965           102,182            939,225             282,188           32,264
   Participant transfers                         116,292           517,443          2,772,856              84,777           96,890
   Participant withdrawals                        (6,332)          (15,008)          (352,566)           (191,780)          (2,292)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net
      assets resulting from participant
      transactions                               163,925           604,617          3,359,515             175,185          126,862
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net assets         165,659           601,394          3,120,953            (523,509)         129,222
NET ASSETS
   Beginning of period                               -                 -              964,660           2,346,647              -
                                          --------------   ---------------   ----------------   -----------------   --------------
   End of period                          $      165,659   $       601,394   $      4,085,613   $       1,823,138   $      129,222
                                          ==============   ===============   ================   =================   ==============

                                          FEDERATED FUND
                                             FOR U.S.      FEDERATED HIGH                           VIP GROWTH
                                            GOVERNMENT      INCOME BOND     VIP CONTRAFUND(R)     OPPORTUNITIES       VIP GROWTH
                                           SECURITIES II       FUND II          PORTFOLIO           PORTFOLIO         PORTFOLIO
                                            SUBACCOUNT       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                          --------------   ---------------  -----------------   -----------------   --------------
FROM OPERATIONS
   Net investment income (loss)           $       22,867   $        94,535   $         (3,699)  $          (1,214)  $      (13,399)
   Net realized gain (loss)                         (570)           (6,339)               825             (15,338)         (43,331)
   Net unrealized appreciation
      (depreciation)                              37,252           (85,291)           (63,394)              3,081         (198,966)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) resulting
      from operations                             59,549             2,905            (66,268)            (13,471)        (255,696)
                                          --------------   ---------------   ----------------   -----------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          478,954           252,573            411,338             152,772          901,093
   Participant transfers                       3,812,951         1,343,123          1,078,404             203,382        1,914,923
   Participant withdrawals                      (217,484)         (180,099)          (138,546)            (49,803)        (268,649)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net
      assets resulting from participant
      transactions                             4,074,421         1,415,597          1,351,196             306,351        2,547,367
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net assets       4,133,970         1,418,502          1,284,928             292,880        2,291,671
NET ASSETS
   Beginning of period                           421,646           633,614            496,749              86,924          637,633
                                          --------------   ---------------   ----------------   -----------------   --------------
   End of period                          $    4,555,616   $     2,052,116   $      1,781,677   $         379,804   $    2,929,304
                                          ==============   ===============   ================   =================   ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                                 TEMPLETON
                                                                                DEVELOPING         TEMPLETON          TEMPLETON
                                           MUTUAL SHARES   TEMPLETON ASSET        MARKETS            GROWTH          INTERNATIONAL
                                            SECURITIES        STRATEGY          SECURITIES         SECURITIES         SECURITIES
                                            SUBACCOUNT       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                          --------------   ---------------   ----------------   -----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)           $       17,021   $           975   $          3,503   $         200,944   $       63,884
   Net realized gain (loss)                      110,077           128,322            (80,550)             23,139          691,396
   Net unrealized appreciation
      (depreciation)                             (76,326)         (112,503)          (105,561)           (230,479)      (1,275,624)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) resulting
      from operations                             50,772            16,794           (182,608)             (6,396)        (520,344)
                                          --------------   ---------------   ----------------   -----------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          555,755           205,212            364,378             572,797        1,084,061
   Participant transfers                       1,993,145           (84,403)        (1,276,264)          1,176,942        1,279,567
   Participant withdrawals                      (202,381)         (241,200)          (131,445)           (203,301)        (395,095)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net
      assets resulting from participant
      transactions                             2,346,519          (120,391)        (1,043,331)          1,546,438        1,968,533
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net assets       2,397,291          (103,597)        (1,225,939)          1,540,042        1,448,189
NET ASSETS
   Beginning of period                           791,390           571,672          2,236,522             614,497        2,942,586
                                          --------------   ---------------   ----------------   -----------------   --------------
   End of period                          $    3,188,681   $       468,075   $      1,010,583   $       2,154,539   $    4,390,775
                                          ==============   ===============   ================   =================   ==============

                                                                                 WANGER
                                            TECHNOLOGY     WANGER FOREIGN     INTERNATIONAL                           WANGER U.S.
                                             PORTFOLIO         FORTY            SMALL CAP         WANGER TWENTY        SMALL CAP
                                            SUBACCOUNT       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                          --------------   ---------------   ----------------   -----------------   --------------
FROM OPERATIONS
   Net investment income (loss)           $      (42,923)  $       (14,590)  $       (182,116)  $         (14,955)  $     (327,685)
   Net realized gain (loss)                      (58,308)          160,155          7,265,126              19,930            1,953
   Net unrealized appreciation
      (depreciation)                          (3,879,702)         (877,660)       (12,801,607)            195,312        4,794,973
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) resulting
      from operations                         (3,980,933)         (732,095)        (5,718,597)            200,287        4,469,241
                                          --------------   ---------------   ----------------   -----------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                        2,429,648           743,866          4,697,518             564,466        7,889,500
   Participant transfers                          38,850           276,609            323,146             358,770          961,478
   Participant withdrawals                      (805,801)         (375,650)        (2,819,819)           (267,035)      (5,577,189)
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net
      assets resulting from participant
      transactions                             1,662,697           644,825          2,200,845             656,201        3,273,789
                                          --------------   ---------------   ----------------   -----------------   --------------
   Net increase (decrease) in net assets      (2,318,236)          (87,270)        (3,517,752)            856,488        7,743,030
NET ASSETS
   Beginning of period                         7,487,274         2,166,194         25,089,230           1,424,853       40,635,344
                                          --------------   ---------------   ----------------   -----------------   --------------
   End of period                          $    5,169,038   $     2,078,924   $     21,571,478   $       2,281,341   $   48,378,374
                                          ==============   ===============   ================   =================   ==============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2001

(1) From inception April 11, 2001 to December 31, 2001
(2) From inception May 30, 2001 to December 31, 2001
(3) From inception October 30, 2001 to December 31, 2001
(4) From inception October 31, 2001 to December 31, 2001
(5) From inception November 7, 2001 to December 31, 2001
(6) From inception November 8, 2001 to December 31, 2001
(7) From inception November 20, 2001 to December 31, 2001

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                                                          GOODWIN MULTI-
                                                                 GOODWIN MONEY          ENGEMANN           SECTOR FIXED
                                                                    MARKET           CAPITAL GROWTH           INCOME
                                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                               -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                $       1,469,571    $      (3,437,532)   $       1,379,929
   Net realized gain (loss)                                                  -             18,008,510               11,203
   Net unrealized appreciation (depreciation)                                -            (95,694,487)            (350,553)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) resulting from operations                   1,469,571          (81,123,509)           1,040,579
                                                               -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                               44,230,502           53,469,804            2,934,415
   Participant transfers                                             (39,261,422)         (13,882,601)            (705,192)
   Participant withdrawals                                            (6,958,363)         (48,848,478)          (1,960,140)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                   (1,989,283)          (9,261,275)             269,083
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                                (519,712)         (90,384,784)           1,309,662
NET ASSETS
   Beginning of period                                                36,150,296          448,437,009           18,443,226
                                                               -----------------    -----------------    -----------------
   End of period                                               $      35,630,584    $     358,052,225    $      19,752,888
                                                               =================    =================    =================

                                                                   OAKHURST
                                                                   STRATEGIC            ABERDEEN              OAKHURST
                                                                  ALLOCATION          INTERNATIONAL           BALANCED
                                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                               -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                $         895,322    $         (82,073)   $         618,579
   Net realized gain (loss)                                            4,793,350            4,826,362            3,304,286
   Net unrealized appreciation (depreciation)                         (5,791,988)         (17,472,128)          (4,024,087)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) resulting from operations                    (103,316)         (12,727,839)            (101,222)
                                                               -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                5,271,780            8,349,483            3,942,652
   Participant transfers                                              (2,193,683)          (2,449,667)          (1,369,588)
   Participant withdrawals                                            (5,475,917)          (7,293,463)          (3,388,052)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                   (2,397,820)          (1,393,647)            (814,988)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                              (2,501,136)         (14,121,486)            (916,210)
NET ASSETS
   Beginning of period                                                49,583,900           77,184,336           31,621,719
                                                               -----------------    -----------------    -----------------
   End of period                                               $      47,082,764    $      63,062,850    $      30,705,509
                                                               =================    =================    =================

                                                                DUFF & PHELPS
                                                                 REAL ESTATE             SENECA            ABERDEEN NEW
                                                                  SECURITIES         STRATEGIC THEME           ASIA
                                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                               -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                $         167,630    $        (259,771)   $          65,874
   Net realized gain (loss)                                                1,286            3,979,826                2,675
   Net unrealized appreciation (depreciation)                          1,088,914           (8,881,795)            (623,993)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) resulting from operations                   1,257,830           (5,161,740)            (555,444)
                                                               -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                  905,880            6,598,440              571,271
   Participant transfers                                                  84,208            7,356,731              131,670
   Participant withdrawals                                              (425,758)          (3,392,243)            (286,003)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                      564,330           10,562,928              416,938
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                               1,822,160            5,401,188             (138,506)
NET ASSETS
   Beginning of period                                                 4,018,107           24,171,839            3,055,590
                                                               -----------------    -----------------    -----------------
   End of period                                               $       5,840,267    $      29,573,027    $       2,917,084
                                                               =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                                  J.P. MORGAN
                                                                    RESEARCH          ENGEMANN NIFTY       SENECA MID-CAP
                                                                 ENHANCED INDEX           FIFTY                GROWTH
                                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                               -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                $          14,296    $         (89,754)   $         (58,763)
   Net realized gain (loss)                                              739,691               (7,270)             873,027
   Net unrealized appreciation (depreciation)                         (4,415,945)          (2,313,247)            (914,018)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) resulting from operations                  (3,661,958)          (2,410,271)             (99,754)
                                                               -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                5,935,241            3,411,555            1,860,532
   Participant transfers                                               1,867,738            2,276,138            6,257,589
   Participant withdrawals                                            (2,583,343)          (1,282,380)            (842,357)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                    5,219,636            4,405,313            7,275,764
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                               1,557,678            1,995,042            7,176,010
NET ASSETS
   Beginning of period                                                28,135,489            8,806,458            3,155,814
                                                               -----------------    -----------------    -----------------
   End of period                                               $      29,693,167    $      10,801,500    $      10,331,824
                                                               =================    =================    =================

                                                                   OAKHURST                                   SANFORD
                                                                  GROWTH AND         HOLLISTER VALUE       BERNSTEIN MID-
                                                                    INCOME               EQUITY              CAP VALUE
                                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                               -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                $         (30,249)   $          (2,718)   $           2,063
   Net realized gain (loss)                                               58,170              640,515               (1,024)
   Net unrealized appreciation (depreciation)                           (993,442)             718,594              318,184
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) resulting from operations                    (965,521)           1,356,391              319,223
                                                               -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                3,415,813            1,229,412              425,728
   Participant transfers                                               1,507,066            2,831,492              435,298
   Participant withdrawals                                            (1,324,981)            (522,187)            (184,944)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                    3,597,898            3,538,717              676,082
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                               2,632,377            4,895,108              995,305
NET ASSETS
   Beginning of period                                                10,102,069            2,610,354            1,501,064
                                                               -----------------    -----------------    -----------------
   End of period                                               $      12,734,446    $       7,505,462    $       2,496,369
                                                               =================    =================    =================

                                                                                         WANGER
                                                                  WANGER U.S.         INTERNATIONAL          TEMPLETON
                                                                   SMALL-CAP            SMALL-CAP             GROWTH
                                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                               -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                $        (268,970)   $        (247,731)   $            (247)
   Net realized gain (loss)                                            5,314,444            3,685,070               42,523
   Net unrealized appreciation (depreciation)                         (8,908,091)         (13,144,869)             (10,475)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) resulting from operations                  (3,862,617)          (9,707,530)              31,801
                                                               -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                8,161,032            5,008,047              143,501
   Participant transfers                                              (1,477,499)           3,499,721              215,851
   Participant withdrawals                                            (3,921,188)          (2,958,472)             (75,212)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                    2,762,345            5,549,296              284,140
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                              (1,100,272)          (4,158,234)             315,941
NET ASSETS
   Beginning of period                                                41,735,616           29,247,464              298,556
                                                               -----------------    -----------------    -----------------
   End of period                                               $      40,635,344    $      25,089,230    $         614,497
                                                               =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                                                                             TEMPLETON
                                                                   TEMPLETON            TEMPLETON           DEVELOPING
                                                                ASSET STRATEGY        INTERNATIONAL           MARKETS
                                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                               -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                $           5,710    $          15,480    $            (790)
   Net realized gain (loss)                                               76,344              215,169              (13,480)
   Net unrealized appreciation (depreciation)                            (80,823)            (269,663)            (420,356)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) resulting from operations                       1,231              (39,014)            (434,626)
                                                               -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                  160,423              812,534              548,959
   Participant transfers                                                 218,575            1,334,917            1,581,009
   Participant withdrawals                                               (97,608)            (436,763)            (223,454)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                      281,390            1,710,688            1,906,514
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                                 282,621            1,671,674            1,471,888
NET ASSETS
   Beginning of period                                                   289,051            1,270,912              764,634
                                                               -----------------    -----------------    -----------------
   End of period                                               $         571,672    $       2,942,586    $       2,236,522
                                                               =================    =================    =================

                                                                 MUTUAL SHARES                            WANGER FOREIGN
                                                                  INVESTMENTS         WANGER TWENTY           FORTY
                                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                               -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                $             258    $          (7,458)   $         (11,779)
   Net realized gain (loss)                                                 (874)              22,049               53,250
   Net unrealized appreciation (depreciation)                             54,288               60,457             (198,798)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) resulting from operations                      53,672               75,048             (157,327)
                                                               -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                  210,237              326,411              444,420
   Participant transfers                                                 217,947              470,630            1,419,460
   Participant withdrawals                                              (101,571)            (133,597)            (143,042)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                      326,613              663,444            1,720,838
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                                 380,285              738,492            1,563,511
NET ASSETS
   Beginning of period                                                   411,105              686,361              602,683
                                                               -----------------    -----------------    -----------------
   End of period                                               $         791,390    $       1,424,853    $       2,166,194
                                                               =================    =================    =================

                                                                                                          FEDERATED U.S.
                                                                EAFE(R) EQUITY        BANKERS TRUST           GOV'T
                                                                    INDEX                DOW 30            SECURITIES II
                                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                               -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                $         (13,480)   $           1,622    $           2,845
   Net realized gain (loss)                                               39,666                6,815                  (57)
   Net unrealized appreciation (depreciation)                           (300,903)              (4,673)              19,618
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) resulting from operations                    (274,717)               3,764               22,406
                                                               -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                  324,384              107,635               87,647
   Participant transfers                                               2,270,656              424,235              261,097
   Participant withdrawals                                              (211,405)             (27,696)             (29,164)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                    2,383,635              504,174              319,580
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                               2,108,918              507,938              341,986
NET ASSETS
   Beginning of period                                                   237,729                5,282               79,660
                                                               -----------------    -----------------    -----------------
   End of period                                               $       2,346,647    $         513,220    $         421,646
                                                               =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                                 FEDERATED HIGH
                                                                  INCOME BOND        FEDERATED U.S.         JANUS EQUITY
                                                                    FUND II            GOV'T BOND              INCOME
                                                                  SUBACCOUNT          SUBACCOUNT(1)          SUBACCOUNT
                                                               -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                $          35,671    $           6,283    $             821
   Net realized gain (loss)                                               (3,310)                 (99)                 (95)
   Net unrealized appreciation (depreciation)                            (93,236)              10,265             (102,510)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) resulting from operations                     (60,875)              16,449             (101,784)
                                                               -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                  209,736               21,214              371,910
   Participant transfers                                                 471,350              243,678            1,049,012
   Participant withdrawals                                              (165,804)             (15,437)             (82,762)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                      515,282              249,455            1,338,160
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                                 454,407              265,904            1,236,376
NET ASSETS
   Beginning of period                                                   179,207                  -                 13,398
                                                               -----------------    -----------------    -----------------
   End of period                                               $         633,614    $         265,904    $       1,249,774
                                                               =================    =================    =================

                                                                                      JANUS FLEXIBLE      MORGAN STANLEY
                                                                 JANUS GROWTH             INCOME           FOCUS EQUITY
                                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                               -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                $         (53,711)   $          12,598    $          (2,929)
   Net realized gain (loss)                                               (1,997)                  70                  222
   Net unrealized appreciation (depreciation)                         (1,815,303)                 774             (101,536)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) resulting from operations                  (1,871,011)              13,442             (104,243)
                                                               -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                2,592,783              111,451              152,659
   Participant transfers                                              10,968,373              259,859              518,092
   Participant withdrawals                                              (785,493)             (34,137)             (33,482)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                   12,775,663              337,173              637,269
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                              10,904,652              350,615              533,026
NET ASSETS
   Beginning of period                                                   179,507                4,314                2,073
                                                               -----------------    -----------------    -----------------
   End of period                                               $      11,084,159    $         354,929    $         535,099
                                                               =================    =================    =================

                                                                 MORGAN STANLEY      ALGER AMERICAN         ENGEMANN
                                                                   TECHNOLOGY           LEVERAGED          SMALL & MID-
                                                                    PORTFOLIO            ALL-CAP            CAP GROWTH
                                                                   SUBACCOUNT         SUBACCOUNT(2)        SUBACCOUNT(6)
                                                               -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                $         (55,511)   $          (2,461)   $            (616)
   Net realized gain (loss)                                              (28,279)              (3,557)                  27
   Net unrealized appreciation (depreciation)                         (3,746,268)            (203,983)             (62,707)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) resulting from operations                  (3,830,058)            (210,001)             (63,296)
                                                               -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                2,178,620              215,280               43,300
   Participant transfers                                               9,701,539              990,287              371,361
   Participant withdrawals                                              (674,951)             (30,906)              (7,468)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                   11,205,208            1,174,661              407,193
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                               7,375,150              964,660              343,897
NET ASSETS
   Beginning of period                                                   112,124                  -                    -
                                                               -----------------    -----------------    -----------------
   End of period                                               $       7,487,274    $         964,660    $         343,897
                                                               =================    =================    =================

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                                                                           FIDELITY VIP
                                                                  FIDELITY VIP         FIDELITY VIP            GROWTH
                                                                  CONTRAFUND(R)          GROWTH            OPPORTUNITIES
                                                                  SUBACOUNT(3)         SUBACOUNT(3)        SUBACCOUNT(3)
                                                               -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                $            (810)   $          (1,460)   $           (192)
   Net realized gain (loss)                                                  234               (3,019)               (406)
   Net unrealized appreciation (depreciation)                            (10,222)             (79,962)             (8,528)
                                                               -----------------    -----------------    ----------------
   Net increase (decrease) resulting from operations                     (10,798)             (84,441)             (9,126)
                                                               -----------------    -----------------    ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                   90,132               88,790              11,724
   Participant transfers                                                 426,857              650,387              88,187
   Participant withdrawals                                                (9,442)             (17,103)             (3,861)
                                                               -----------------    -----------------    ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                      507,547              722,074              96,050
                                                               -----------------    -----------------    ----------------
   Net increase (decrease) in net assets                                 496,749              637,633              86,924
NET ASSETS
   Beginning of period                                                       -                    -                   -
                                                               -----------------    -----------------    ----------------
   End of period                                               $         496,749    $         637,633    $         86,924
                                                               =================    =================    ================

                                                                   SANFORD
                                                                  BERNSTEIN             SANFORD           BANKERS TRUST
                                                                  SMALL-CAP            BERNSTEIN            NASDAQ 100
                                                                    VALUE             GLOBAL VALUE           INDEX(R)
                                                                 SUBACCOUNT(4)        SUBACCOUNT(5)        SUBACCOUNT(7)
                                                               -----------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                $               1    $              11    $          (1,372)
   Net realized gain (loss)                                                  -                    -                   (569)
   Net unrealized appreciation (depreciation)                                 33                   86             (260,978)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) resulting from operations                          34                   97             (262,919)
                                                               -----------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                       60                   88               81,823
   Participant transfers                                                     414               13,286              726,749
   Participant withdrawals                                                    (8)                 -                 (7,227)
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                          466               13,374              801,345
                                                               -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                                     500               13,471              538,426
NET ASSETS
   Beginning of period                                                       -                    -                    -
                                                               -----------------    -----------------    -----------------
   End of period                                               $             500    $          13,471    $         538,426
                                                               =================    =================    =================

(1) From inception January 6, 2000 to December 31, 2000
(2) From inception June  14, 2000 to December 31, 2000
(3) From inception June 6, 2000 to December 31, 2000
(4) From inception December 16, 2000 to December 31, 2000
(5) From inception December 6, 2000 to December 31, 2000
(6) From inception August 21, 2000 to December 31, 2000
(7) From inception August 23, 2000 to December 31, 2000

                        See Notes to Financial Statements

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R) AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

    The Phoenix Life Variable Universal Life Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM
Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

    The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                          INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                High total return consistent with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                     Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                    Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                     Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                       Track the total return of the Dow Jones Industrial Average(SM)
                                                                     before fund expenses.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                          Track the total return of the Nasdaq-100 Index(R) before fund expenses.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                  Capital appreciation and income with approximately equal
                                                                     emphasis.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                               Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                       Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                  As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                     Long-term total return.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                Long-term capital appreciation. The series has a secondary investment objective to seek current income.
------------------------------------------------------------------------------------------------------------------------------------
                                                                     High total return by investing in a broadly diversified
Phoenix-J.P. Morgan Research Enhanced Index Series                   portfolio of equity securities of large and medium
                                                                     capitalization companies within the market sectors found in the S&P 500.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                 Maximum total return consistent with the preservation of
                                                                     capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                          Long-term growth of capital in a manner consistent with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                                  Long-term capital appreciation with dividend income as a
                                                                     secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                         Long-term capital appreciation with dividend income as a
                                                                     secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                    Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                 Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                            High current income and long-term capital appreciation to
                                                                     produce a high total return.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                           Capital appreciation with income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                             Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                            Long-term growth of capital and future income rather than
                                                                     current income.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                   Long-term growth of capital and secondarily to provide
                                                                     reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                             Capital appreciation and reasonable income.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                            Dividend growth, current income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                         High total return over an extended period of time consistent with prudent investment risk.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                        Long-term capital growth through investment in equity
                                                                     securities of foreign and U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R) AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                          INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                       Long-term capital appreciation. Current income is a secondary investment objective.
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Long-term capital appreciation by investing primarily in small
Phoenix-Sanford Bernstein Small-Cap Value Series                     capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                 Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series                Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                               Capital appreciation by investing primarily in equity
                                                                     securities.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                   Growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                         Long-term growth of capital with income as a secondary
                                                                     objective.
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                            Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                     Current income.
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                   High current income.
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                          Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                   Capital growth.
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                 Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                        Capital appreciation with income as a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                         Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                    Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                               High total return.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                     Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Replicate, as closely as possible, before expenses, the
Scudder VIT EAFE(R) Equity Index Fund                                performance of the EAFE(R) Index which measures international stock market performance.
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Replicate, as closely as possible, before expenses, the
Scudder VIT Equity 500 Index Fund                                    performance of the Standard & Poor's 500 Index which
                                                                     emphasizes stocks of large U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Long-term capital appreciation by investing primarily in equity
Technology Portfolio                                                 securities of companies that the Adviser expects will benefit from their involvement in technology-related industries.
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                 Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                       Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                        Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                        Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective Series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

    Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                                    PURCHASES                             SALES
----------                                                                    ---------                             -----
The Phoenix Edge Series Fund
    Phoenix-Aberdeen International Series                                $          4,766,772                $          8,119,262
    Phoenix-Aberdeen New Asia Series                                                2,245,120                           1,137,986
    Phoenix-AIM Mid-Cap Equity Series                                                 829,915                              54,464
    Phoenix-Alliance/Bernstein Growth + Value Series                                  279,870                              28,347
    Phoenix-Deutsche Dow 30 Series                                                  2,254,213                             943,523
    Phoenix-Deutsche Nasdaq-100 Index(R) Series                                     1,382,396                             480,468
    Phoenix-Duff & Phelps Real Estate Securities Series                             4,654,839                           1,512,148
    Phoenix-Engemann Capital Growth Series                                         27,748,390                          39,501,840
    Phoenix-Engemann Small & Mid-Cap Growth Series                                  1,024,931                             204,608
    Phoenix-Goodwin Money Market Series                                            23,785,950                          20,082,249
    Phoenix-Goodwin Multi-Sector Fixed Income Series                                5,289,659                           3,529,823
    Phoenix-Hollister Value Equity Series                                           4,655,008                           1,806,544
    Phoenix-J.P. Morgan Research Enhanced Index Series                              4,707,022                           4,926,543
    Phoenix-Janus Flexible Income Series                                            3,022,478                             561,793
    Phoenix-Janus Growth Series                                                     6,400,787                           3,265,300
    Phoenix-Kayne Large-Cap Core Series                                               155,486                               1,921
    Phoenix-Kayne Small-Cap Quality Value Series                                       76,310                               2,097
    Phoenix-Lazard International Equity Select Series                                 216,296                               1,675
    Phoenix-Lazard Small-Cap Value Series                                              78,757                                 593
    Phoenix-Lazard U.S. Multi-Cap Series                                                9,103                                 159
    Phoenix-Lord Abbett Bond-Debenture Series                                         138,131                               4,037
    Phoenix-Lord Abbett Large-Cap Value Series                                        199,139                               1,251
    Phoenix-Lord Abbett Mid-Cap Value Series                                          132,447                                 991
    Phoenix-MFS Investors Growth Stock Series                                       1,054,431                             156,054
    Phoenix-MFS Investors Trust Series                                                319,204                              23,985
    Phoenix-MFS Value Series                                                        2,845,854                             163,977
    Phoenix-Oakhurst Growth and Income Series                                       3,748,141                           2,201,768
    Phoenix-Oakhurst Strategic Allocation Series                                   38,320,740                          10,276,956
    Phoenix-Sanford Bernstein Global Value Series                                     846,672                             163,214
    Phoenix-Sanford Bernstein Mid-Cap Value Series                                  7,131,338                           1,333,056
    Phoenix-Sanford Bernstein Small-Cap Value Series                                5,200,874                           1,065,471
    Phoenix-Seneca Mid-Cap Growth Series                                            3,725,278                           1,616,863
    Phoenix-Seneca Strategic Theme Series                                           4,080,230                           4,673,636
    Phoenix-State Street Research Small-Cap Growth Series                              46,886                                 165
    Phoenix-Van Kampen Focus Equity Series                                            662,102                             186,127

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                    PURCHASES                             SALES
----------                                                                    ---------                             -----
AIM Variable Insurance Funds
    AIM V.I. Capital Appreciation Fund                                   $            788,409                $            138,264
    AIM V.I. Premier Equity Fund                                                    1,200,470                             187,757

The Alger American Fund
    Alger American Leveraged AllCap Portfolio                                       2,843,948                           1,158,633

Federated Insurance Series
    Federated Fund for U.S. Government Securities II                               13,861,145                           1,077,387
    Federated High Income Bond Fund II                                              1,752,774                             562,067

Fidelity(R) Variable Insurance Products
    VIP Contrafund(R) Portfolio                                                     3,303,647                             297,591
    VIP Growth Opportunities Portfolio                                                657,868                             150,579
    VIP Growth Portfolio                                                            3,799,697                             559,036

Franklin Templeton Variable Insurance Products Trust -- Class 2
    Mutual Shares Securities Fund                                                   3,200,440                             641,615
    Templeton Developing Markets Securities Fund                                      154,512                             261,649
    Templeton Foreign Securities Fund                                               2,818,127                             898,988
    Templeton Global Asset Allocation Fund                                             91,718                             192,023
    Templeton Growth Securities Fund                                                3,407,981                             532,254

Scudder VIT Funds
    Scudder VIT EAFE(R) Equity Index Fund                                             762,569                             506,141
    Scudder VIT Equity 500 Index Fund                                               2,764,424                             261,253

The Universal Institutional Funds, Inc.
    Technology Portfolio                                                            1,900,122                           1,086,226

Wanger Advisors Trust
    Wanger Foreign Forty                                                              954,360                             400,095
    Wanger International Small Cap                                                  3,597,854                           3,199,188
    Wanger Twenty                                                                   1,461,398                             587,150
    Wanger U.S. Smaller Companies                                                   5,554,474                           5,352,347

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES

    A summary of Financial Highlights of the Account for the periods ended December 31, 2002 and 2001 follows:

                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                                    ---------------------------------------
                                                                                         2002                     2001
                                                                                    --------------           --------------
THE PHOENIX EDGE SERIES FUND
    PHOENIX-ABERDEEN INTERNATIONAL SERIES
    Units                                                                               22,442,042               24,473,284
    Unit Value, end of period                                                        $    1.570295            $    1.858078
    Net assets, end of period (thousands)                                            $      35,241            $      45,473
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                        0.27%                   (0.80)
    Total return                                                                            (15.49%)                 (24.66%)

    PHOENIX-ABERDEEN NEW ASIA SERIES
    Units                                                                                4,598,462                3,555,559
    Unit Value, end of period                                                        $    0.834737            $    0.794695
    Net assets, end of period (thousands)                                            $       3,839            $       2,826
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                        1.84%                    1.50%
    Total return                                                                              5.04%                    0.21%

    PHOENIX-AIM MID-CAP EQUITY SERIES(6)
    Units                                                                                  789,926                   15,075
    Unit Value, end of period                                                        $    0.940570            $    1.064065
    Net assets, end of period (thousands)                                            $         743            $          16
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%(13)
    Net investment income as a % of average net assets                                       (0.79%)                  (0.91%)(13)
    Total return                                                                            (11.61%)                   5.47%

    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(5)
    Units                                                                                  309,198                   13,679
    Unit Value, end of period                                                        $    0.794502            $    1.068825
    Net assets, end of period (thousands)                                            $         246            $          15
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%(13)
    Net investment income as a % of average net assets                                        0.54%                    0.65%(13)
    Total return                                                                            (25.67%)                   3.83%

    PHOENIX-DEUTSCHE DOW 30 SERIES
    Units                                                                                4,501,536                2,814,609
    Unit Value, end of period                                                        $    0.738166            $    0.880617
    Net assets, end of period (thousands)                                            $       3,323            $       2,479
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                        0.78%                    1.00%
    Total return                                                                            (16.18%)                  (6.74%)

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                             PERIOD ENDED
                                                                                             DECEMBER 31,
                                                                                ---------------------------------------
                                                                                     2002                     2001
                                                                                --------------           --------------
PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES
Units                                                                                6,817,243                3,878,705
Unit Value, end of period                                                        $    0.252123            $    0.407147
Net assets, end of period (thousands)                                            $       1,719            $       1,579
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                       (0.77%)                  (0.80%)
Total return                                                                            (38.08%)                 (33.60%)

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
Units                                                                                5,856,566                4,420,316
Unit Value, end of period                                                        $    1.958959            $    1.761879
Net assets, end of period (thousands)                                            $      11,473            $       7,788
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                        3.15%                    3.42%
Total return                                                                             11.19%                    5.76%

PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
Units                                                                               58,005,630               61,718,275
Unit Value, end of period                                                        $    2.753080            $    3.691068
Net assets, end of period (thousands)                                            $     159,694            $     227,808
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                       (0.78%)                  (0.74%)
Total return                                                                            (25.41%)                 (35.11%)

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
Units                                                                                3,637,075                1,815,149
Unit Value, end of period                                                        $    0.417225            $    0.590777
Net assets, end of period (thousands)                                            $       1,517            $       1,072
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                       (0.78%)                  (0.75%)
Total return                                                                            (29.38%)                 (27.31%)

PHOENIX-GOODWIN MONEY MARKET SERIES
Units                                                                               31,383,764               29,389,267
Unit Value, end of period                                                        $    1.702904            $    1.692597
Net assets, end of period (thousands)                                            $      53,444            $      49,744
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                        0.60%                    2.84%
Total return                                                                              0.61%                    2.99%

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                             PERIOD ENDED
                                                                                             DECEMBER 31,
                                                                                ---------------------------------------
                                                                                     2002                     2001
                                                                                --------------           --------------
PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
Units                                                                                8,866,173                8,751,521
Unit Value, end of period                                                        $    2.775909            $    2.543934
Net assets, end of period (thousands)                                            $      24,612            $      22,263
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                        6.32%                    7.34%
Total return                                                                              9.12%                    5.24%

PHOENIX-HOLLISTER VALUE EQUITY SERIES
Units                                                                               11,884,844                9,739,141
Unit Value, end of period                                                        $    1.113144            $    1.437383
Net assets, end of period (thousands)                                            $      13,230            $      13,999
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                        0.16%                    0.12%
Total return                                                                            (22.56%)                 (18.62%)

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES
Units                                                                               19,705,536               20,048,035
Unit Value, end of period                                                        $    0.953628            $    1.259680
Net assets, end of period (thousands)                                            $      18,792            $      25,254
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                        0.13%                   (0.11%)
Total return                                                                            (24.30%)                 (12.61%)

PHOENIX-JANUS FLEXIBLE INCOME SERIES
Units                                                                                3,167,036                1,149,888
Unit Value, end of period                                                        $    1.232827            $    1.123496
Net assets, end of period (thousands)                                            $       3,904            $       1,292
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                        4.18%                    4.84%
Total return                                                                              9.73%                    6.38%

PHOENIX-JANUS GROWTH SERIES
Units                                                                               20,576,182               15,785,620
Unit Value, end of period                                                        $    0.489936            $    0.694053
Net assets, end of period (thousands)                                            $      10,081            $      10,956
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                       (0.78%)                  (0.80%)
Total return                                                                            (29.41%)                 (24.46%)

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                             PERIOD ENDED
                                                                                             DECEMBER 31,
                                                                                ---------------------------------------
                                                                                     2002                     2001
                                                                                --------------           --------------
PHOENIX-KAYNE LARGE-CAP CORE SERIES(8)
Units                                                                                  155,893                        -
Unit Value, end of period                                                        $    0.962489                        -
Net assets, end of period (thousands)                                            $         150                        -
Mortality and Expense fees as a % of average net assets                                   0.80%(13)                   -
Net investment income as a % of average net assets                                        0.42%(13)                   -
Total return                                                                             (3.75)%                      -

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(11)
Units                                                                                   75,388                        -
Unit Value, end of period                                                        $    1.006924                        -
Net assets, end of period (thousands)                                            $          76                        -
Mortality and Expense fees as a % of average net assets                                   0.80%(13)                   -
Net investment income as a % of average net assets                                        3.03%(13)                   -
Total return                                                                             (2.01%)                      -

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(12)
Units                                                                                  225,617                        -
Unit Value, end of period                                                        $    0.954805                        -
Net assets, end of period (thousands)                                            $         215                        -
Mortality and Expense fees as a % of average net assets                                   0.80%(13)                   -
Net investment income as a % of average net assets                                       (0.81%)(13)                  -
Total return                                                                             (1.09%)                      -

PHOENIX-LAZARD SMALL-CAP VALUE SERIES(9)
Units                                                                                   79,546                        -
Unit Value, end of period                                                        $    0.975786                        -
Net assets, end of period (thousands)                                            $          78                        -
Mortality and Expense fees as a % of average net assets                                   0.80%(13)                   -
Net investment income as a % of average net assets                                        0.65%(13)                   -
Total return                                                                             (2.93%)                      -

PHOENIX-LAZARD U.S. MULTI-CAP SERIES(9)
Units                                                                                    8,953                        -
Unit Value, end of period                                                        $    1.001914                        -
Net assets, end of period (thousands)                                            $           9                        -
Mortality and Expense fees as a % of average net assets                                   0.80%(13)                   -
Net investment income as a % of average net assets                                        0.13%(13)                   -
Total return                                                                             (1.38%)                      -

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                             PERIOD ENDED
                                                                                             DECEMBER 31,
                                                                                ---------------------------------------
                                                                                     2002                     2001
                                                                                --------------           --------------
PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(9)
Units                                                                                  128,155                        -
Unit Value, end of period                                                        $    1.060350                        -
Net assets, end of period (thousands)                                            $         136                        -
Mortality and Expense fees as a % of average net assets                                   0.80%(13)                   -
Net investment income as a % of average net assets                                       10.77%(13)                   -
Total return                                                                              6.09%                       -

PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(8)
Units                                                                                  200,867                        -
Unit Value, end of period                                                        $    0.989338                        -
Net assets, end of period (thousands)                                            $         199                        -
Mortality and Expense fees as a % of average net assets                                   0.80%(13)                   -
Net investment income as a % of average net assets                                        0.47%(13)                   -
Total return                                                                             (1.07%)                      -

PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(10)
Units                                                                                  134,444                        -
Unit Value, end of period                                                        $    0.997297                        -
Net assets, end of period (thousands)                                            $         134                        -
Mortality and Expense fees as a % of average net assets                                   0.80%(13)                   -
Net investment income as a % of average net assets                                        0.90%(13)                   -
Total return                                                                             (1.78%)                      -

PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(3)
Units                                                                                1,096,991                  103,818
Unit Value, end of period                                                        $    0.765559            $    1.067454
Net assets, end of period (thousands)                                            $         840            $         111
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%(13)
Net investment income as a % of average net assets                                       (0.78%)                  (0.81%)(13)
Total return                                                                            (28.28%)                   6.75%

PHOENIX-MFS INVESTORS TRUST SERIES(7)
Units                                                                                  334,858                    2,238
Unit Value, end of period                                                        $    0.817963            $    1.041047
Net assets, end of period (thousands)                                            $         274            $           2
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%(13)
Net investment income as a % of average net assets                                        0.06%                   (0.47%)(13)
Total return                                                                            (21.43%)                  (0.26%)

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                             PERIOD ENDED
                                                                                             DECEMBER 31,
                                                                                ---------------------------------------
                                                                                     2002                     2001
                                                                                --------------           --------------
PHOENIX-MFS VALUE SERIES(4)
Units                                                                                2,746,441                   42,403
Unit Value, end of period                                                        $    0.902374            $    1.055814
Net assets, end of period (thousands)                                            $       2,478            $          45
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%(13)
Net investment income as a % of average net assets                                        0.80%                    1.02%(13)
Total return                                                                            (14.53%)                   7.37%

PHOENIX-OAKHURST GROWTH AND INCOME SERIES
Units                                                                               13,358,248               12,075,563
Unit Value, end of period                                                        $    0.901209            $    1.172440
Net assets, end of period (thousands)                                            $      12,039            $      14,158
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                        0.04%                   (0.28%)
Total return                                                                            (23.13%)                  (8.90%)

PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
Units                                                                               19,839,016               12,604,034
Unit Value, end of period                                                        $    3.254858            $    3.710712
Net assets, end of period (thousands)                                            $      64,573            $      46,770
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                        2.01%                    1.73%
Total return                                                                            (12.28%)                   1.05%

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES
Units                                                                                1,095,883                  326,384
Unit Value, end of period                                                        $    0.790873            $    0.932130
Net assets, end of period (thousands)                                            $         867            $         304
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                        0.51%                    1.47%
Total return                                                                            (15.15%)                  (7.59%)

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
Units                                                                               12,731,319                8,522,555
Unit Value, end of period                                                        $    1.005861            $    1.108762
Net assets, end of period (thousands)                                            $      12,806            $       9,449
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                        0.16%                    0.87%
Total return                                                                             (9.28%)                  22.00%

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                             PERIOD ENDED
                                                                                             DECEMBER 31,
                                                                                ---------------------------------------
                                                                                     2002                     2001
                                                                                --------------           --------------
PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
Units                                                                                4,722,211                1,700,551
Unit Value, end of period                                                        $    1.129627            $    1.245022
Net assets, end of period (thousands)                                            $       5,334            $       2,117
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                       (0.19%)                   0.57%
Total return                                                                             (9.27%)                  14.83%

PHOENIX-SENECA MID-CAP GROWTH SERIES
Units                                                                                9,331,184                7,666,487
Unit Value, end of period                                                        $    0.957980            $    1.430671
Net assets, end of period (thousands)                                            $       8,939            $      10,968
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                       (0.78%)                  (0.80%)
Total return                                                                            (33.04%)                 (25.89%)

PHOENIX-SENECA STRATEGIC THEME SERIES
Units                                                                               14,431,997               14,905,929
Unit Value, end of period                                                        $    1.047631            $    1.624256
Net assets, end of period (thousands)                                            $      15,119            $      24,211
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                       (0.78%)                  (0.80%)
Total return                                                                            (35.50%)                 (27.95%)

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(9)
Units                                                                                   45,030                        -
Unit Value, end of period                                                        $    1.005350                        -
Net assets, end of period (thousands)                                            $          45                        -
Mortality and Expense fees as a % of average net assets                                   0.80%(13)                   -
Net investment income as a % of average net assets                                       (0.80%)(13)                  -
Total return                                                                              0.54%                       -

PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES
Units                                                                                1,673,585                  846,074
Unit Value, end of period                                                        $    0.526698            $    0.752307
Net assets, end of period (thousands)                                            $         881            $         637
Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
Net investment income as a % of average net assets                                       (0.78%)                  (0.80%)
Total return                                                                            (29.99%)                 (15.77%)

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                                    ---------------------------------------
                                                                                         2002                     2001
                                                                                    --------------           --------------
AIM VARIABLE INSURANCE FUNDS
    AIM V.I. CAPITAL APPRECIATION FUND(2)
    Units                                                                                1,066,959                  188,887
    Unit Value, end of period                                                        $    0.658111            $    0.877030
    Net assets, end of period (thousands)                                            $         702            $         166
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%(13)
    Net investment income as a % of average net assets                                       (0.78%)                  (0.81%)(13)
    Total return                                                                            (24.96%)                 (12.30%)

    AIM V.I. PREMIER EQUITY FUND(1)
    Units                                                                                1,762,520                  615,289
    Unit Value, end of period                                                        $    0.676203            $    0.977417
    Net assets, end of period (thousands)                                            $       1,192            $         601
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%(13)
    Net investment income as a % of average net assets                                       (0.36%)                  (0.45%)(13)
    Total return                                                                            (30.82%)                  (2.26%)

THE ALGER AMERICAN FUND
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
    Units                                                                                9,737,826                6,415,325
    Unit Value, end of period                                                        $    0.417529            $    0.636852
    Net assets, end of period (thousands)                                            $       4,066            $       4,086
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                       (0.77%)                  (0.79%)
    Total return                                                                            (34.44%)                 (16.61%)

FEDERATED INSURANCE SERIES
    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
    Units                                                                               14,068,442                3,854,015
    Unit Value, end of period                                                        $    1.278671            $    1.182044
    Net assets, end of period (thousands)                                            $      17,989            $       4,556
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                        2.32%                    1.21%
    Total return                                                                              8.17%                    6.17%

    FEDERATED HIGH INCOME BOND FUND II
    Units                                                                                3,328,858                2,268,237
    Unit Value, end of period                                                        $    0.909941            $    0.904719
    Net assets, end of period (thousands)                                            $       3,029            $       2,052
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                        8.41%                    6.71%
    Total return                                                                              0.58%                    0.57%

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                                    ---------------------------------------
                                                                                         2002                     2001
                                                                                    --------------           --------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    VIP CONTRAFUND(R) PORTFOLIO
    Units                                                                                6,104,174                2,191,035
    Unit Value, end of period                                                        $    0.730633            $    0.813167
    Net assets, end of period (thousands)                                            $       4,460            $       1,782
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                       (0.31%)                  (0.39%)
    Total return                                                                            (10.15%)                 (13.07%)

    VIP GROWTH OPPORTUNITIES PORTFOLIO
    Units                                                                                1,342,868                  524,240
    Unit Value, end of period                                                        $    0.561171            $    0.724485
    Net assets, end of period (thousands)                                            $         754            $         380
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                       (0.13%)                  (0.63%)
    Total return                                                                            (22.54%)                 (15.13%)

    VIP GROWTH PORTFOLIO
    Units                                                                                9,620,908                4,190,048
    Unit Value, end of period                                                        $    0.484077            $    0.069911
    Net assets, end of period (thousands)                                            $       4,657            $       2,929
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                       (0.68%)                  (0.80%)
    Total return                                                                            (30.76%)                 (18.39%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
    MUTUAL SHARES SECURITIES FUND
    Units                                                                                4,491,339                2,494,390
    Unit Value, end of period                                                        $    1.118326            $    1.278341
    Net assets, end of period (thousands)                                            $       5,023            $       3,189
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                        0.08%                    0.88%
    Total return                                                                            (12.52%)                   6.19%

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND
    Units                                                                                  917,754                1,021,204
    Unit Value, end of period                                                        $    0.980238            $    0.989599
    Net assets, end of period (thousands)                                            $         900            $       1,011
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                        0.57%                    0.19%
    Total return                                                                             (0.95%)                  (8.82%)

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                                    ---------------------------------------
                                                                                         2002                     2001
                                                                                    --------------           --------------
    TEMPLETON FOREIGN SECURITIES FUND
    Units                                                                                6,298,509                4,278,615
    Unit Value, end of period                                                        $    0.829038            $    1.026214
    Net assets, end of period (thousands)                                            $       5,222            $       4,391
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                        0.72%                    2.00%
    Total return                                                                            (19.21%)                 (16.67%)

    TEMPLETON GLOBAL ASSET ALLOCATION FUND
    Units                                                                                  332,615                  430,437
    Unit Value, end of period                                                        $    1.031409            $    1.087442
    Net assets, end of period (thousands)                                            $         343            $         468
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                        1.01%                    0.13%
    Total return                                                                             (5.15%)                 (10.67%)

    TEMPLETON GROWTH SECURITIES FUND
    Units                                                                                3,833,470                1,628,111
    Unit Value, end of period                                                        $    1.070031            $    1.323337
    Net assets, end of period (thousands)                                            $       4,102            $       2,155
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                        1.45%                   16.03%
    Total return                                                                            (19.14%)                  (2.09%)

SCUDDER VIT FUNDS
    SCUDDER VIT EAFE(R) EQUITY INDEX FUND
    Units                                                                                2,854,079                2,495,507
    Unit Value, end of period                                                        $    0.568199            $    0.730569
    Net assets, end of period (thousands)                                            $       1,622            $       1,823
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                        0.68%                   (0.80%)
    Total return                                                                            (22.23%)                 (25.30%)

    SCUDDER VIT EQUITY 500 INDEX FUND(3)
    Units                                                                                2,902,712                  122,489
    Unit Value, end of period                                                        $    0.820470            $    1.054972
    Net assets, end of period (thousands)                                            $       2,382            $         129
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%(13)
    Net investment income as a % of average net assets                                        2.81%                   (0.81%)(13)
    Total return                                                                            (22.94%)                   5.50%

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                                    ---------------------------------------
                                                                                         2002                     2001
                                                                                    --------------           --------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    TECHNOLOGY PORTFOLIO
    Units                                                                               15,448,380               12,509,589
    Unit Value, end of period                                                        $    0.209173            $    0.413206
    Net assets, end of period (thousands)                                            $       3,231            $       5,169
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                       (0.76%)                  (0.79%)
    Total return                                                                            (49.38%)                 (49.26%)

WANGER ADVISORS TRUST
    WANGER FOREIGN FORTY
    Units                                                                                1,994,708                1,540,402
    Unit Value, end of period                                                        $    1.134059            $    1.349598
    Net assets, end of period (thousands)                                            $       2,262            $       2,079
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                       (0.80%)                  (0.66%)
    Total return                                                                            (15.97%)                 (27.21%)

    WANGER INTERNATIONAL SMALL CAP
    Units                                                                               15,160,217               14,822,518
    Unit Value, end of period                                                        $    1.243990            $    1.455318
    Net assets, end of period (thousands)                                            $      18,859            $      21,571
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                       (0.80%)                  (0.80%)
    Total return                                                                            (14.52%)                 (21.79%)

    WANGER TWENTY
    Units                                                                                1,993,062                1,403,212
    Unit Value, end of period                                                        $    1.489928            $    1.625799
    Net assets, end of period (thousands)                                            $       2,970            $       2,281
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                       (0.79%)                  (0.81%)
    Total return                                                                             (8.36%)                   8.22%

    WANGER U.S. SMALLER COMPANIES
    Units                                                                               27,094,473               26,940,784
    Unit Value, end of period                                                        $    1.481915            $    1.795730
    Net assets, end of period (thousands)                                            $      40,152            $      48,378
    Mortality and Expense fees as a % of average net assets                                   0.80%                    0.80%
    Net investment income as a % of average net assets                                       (0.79%)                  (0.74%)
    Total return                                                                            (17.48%)                  10.49%

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

 (1)   From inception April 11, 2001 to December 31, 2001.
 (2)   From inception May 30, 2001 to December 31, 2001.
 (3)   From inception October 30, 2001 to December 31, 2001.
 (4)   From inception October 31, 2001 to December 31, 2001.
 (5)   From inception November 7, 2001 to December 31, 2001.
 (6)   From inception November 8, 2001 to December 31, 2001.
 (7)   From inception November 20, 2001 to December 31, 2001.
 (8)   From inception August 12, 2002 to December 31, 2002.
 (9)   From inception August 14, 2002 to December 31, 2002.
(10)  From inception August 20, 2002 to December 31, 2002.
(11)  From inception August 26, 2002 to December 31, 2002.
(12)  From inception September 10, 2002 to December 31, 2002.
(13)  Annualized.

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                          SUBACCOUNT
                                                          -------------------------------------------------------------------------
                                                              PHOENIX-                                            PHOENIX-ALLIANCE/
                                                              ABERDEEN           PHOENIX-        PHOENIX-AIM          BERNSTEIN
                                                           INTERNATIONAL      ABERDEEN NEW      MID-CAP EQUITY     GROWTH + VALUE
                                                              SERIES           ASIA SERIES          SERIES             SERIES
                                                          --------------     --------------     --------------    -----------------
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE
Units outstanding, beginning of period                       23,098,891          3,311,619             15,075               13,386
Participant deposits                                          3,428,439            536,255            147,875               36,385
Participant transfers                                        (2,030,224)         1,019,592            647,523              256,301
Participant withdrawals                                      (3,321,284)          (546,307)           (57,673)              (6,342)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                             21,175,822          4,321,159            752,800              299,730
                                                          =========================================================================

                                                              PHOENIX-                                            PHOENIX-ALLIANCE/
                                                              ABERDEEN           PHOENIX-        PHOENIX-AIM          BERNSTEIN
                                                           INTERNATIONAL      ABERDEEN NEW      MID-CAP EQUITY     GROWTH + VALUE
                                                              SERIES           ASIA SERIES          SERIES             SERIES
                                                          --------------     --------------     --------------    -----------------
JOINT EDGE
Units outstanding, beginning of period                        1,374,393            243,940                  -                  293
Participant deposits                                            297,104             52,651              5,396                2,963
Participant transfers                                           (97,163)            22,655             32,486               12,327
Participant withdrawals                                        (308,114)           (41,943)              (756)              (6,115)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                              1,266,220            277,303             37,126                9,468
                                                          =========================================================================

                                                                                PHOENIX-
                                                                                DEUTSCHE          PHOENIX-DUFF &         PHOENIX-
                                                             PHOENIX-          NASDAQ-100          PHELPS REAL           ENGEMANN
                                                          DEUTSCHE DOW 30       INDEX(R)        ESTATE SECURITIES    CAPITAL GROWTH
                                                             SERIES              SERIES              SERIES              SERIES
                                                          ---------------    --------------     -----------------    --------------
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE
Units outstanding, beginning of period                        2,756,763          3,806,596          4,197,308           58,190,808
Participant deposits                                          1,002,205          2,555,597            822,104           11,169,744
Participant transfers                                         1,183,737            951,594          1,156,754           (5,554,917)
Participant withdrawals                                        (596,212)          (677,241)          (602,111)          (9,436,614)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                              4,346,493          6,636,546          5,574,055           54,369,021
                                                          =========================================================================

                                                                                PHOENIX-
                                                                                DEUTSCHE          PHOENIX-DUFF &         PHOENIX-
                                                             PHOENIX-          NASDAQ-100          PHELPS REAL           ENGEMANN
                                                          DEUTSCHE DOW 30       INDEX(R)        ESTATE SECURITIES    CAPITAL GROWTH
                                                             SERIES              SERIES              SERIES              SERIES
                                                          ---------------    --------------     -----------------    --------------
JOINT EDGE
Units outstanding, beginning of period                            57,846            72,109            223,008            3,527,467
Participant deposits                                              52,798            69,058             45,774            1,084,305
Participant transfers                                             76,384            78,471             63,842              (73,459)
Participant withdrawals                                          (31,985)          (38,941)           (50,113)            (901,704)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                 155,043           180,697            282,511            3,636,609
                                                          =========================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                          SUBACCOUNT
                                                          -------------------------------------------------------------------------
                                                              PHOENIX-                             PHOENIX-
                                                           ENGEMANN SMALL        PHOENIX-       GOODWIN MULTI-    PHOENIX-HOLLISTER
                                                             & MID-CAP        GOODWIN MONEY      SECTOR FIXED       VALUE EQUITY
                                                           GROWTH SERIES      MARKET SERIES      INCOME SERIES          SERIES
                                                          --------------     --------------     --------------    -----------------
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE
Units outstanding, beginning of period                        1,748,195         28,298,481          8,444,666            9,380,992
Participant deposits                                          1,062,660         17,387,678          1,066,229            2,649,806
Participant transfers                                         1,080,583        (10,301,333)           186,491              855,737
Participant withdrawals                                        (375,872)        (5,242,815)        (1,155,310)          (1,509,683)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                              3,515,566         30,142,011          8,542,076           11,376,852
                                                          =========================================================================

                                                              PHOENIX-                             PHOENIX-
                                                           ENGEMANN SMALL        PHOENIX-       GOODWIN MULTI-    PHOENIX-HOLLISTER
                                                             & MID-CAP        GOODWIN MONEY      SECTOR FIXED       VALUE EQUITY
                                                           GROWTH SERIES      MARKET SERIES      INCOME SERIES          SERIES
                                                          --------------     --------------     --------------    -----------------
JOINT EDGE
Units outstanding, beginning of period                           66,954          1,090,786            306,855              358,149
Participant deposits                                             47,279          1,519,582             65,173              162,439
Participant transfers                                            32,328           (993,919)            13,303               62,964
Participant withdrawals                                         (25,052)          (374,696)           (61,234)             (75,560)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                121,509          1,241,753            324,097              507,992
                                                          =========================================================================

                                                            PHOENIX-J.P.
                                                              MORGAN
                                                             RESEARCH         PHOENIX-JANUS                        PHOENIX-KAYNE
                                                          ENHANCED INDEX     FLEXIBLE INCOME     PHOENIX-JANUS     LARGE-CAP CORE
                                                              SERIES              SERIES         GROWTH SERIES         SERIES
                                                          --------------     ---------------    --------------    -----------------
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE
Units outstanding, beginning of period                       19,347,883          1,082,239         15,041,012                    -
Participant deposits                                          4,030,011            538,803          5,845,622               71,698
Participant transfers                                        (1,506,294)         1,747,016          1,397,147               87,836
Participant withdrawals                                      (2,910,142)          (362,760)        (2,717,462)              (6,311)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                             18,961,458          3,005,298         19,566,319              153,223
                                                          =========================================================================

                                                            PHOENIX-J.P.
                                                              MORGAN
                                                             RESEARCH         PHOENIX-JANUS                        PHOENIX-KAYNE
                                                          ENHANCED INDEX     FLEXIBLE INCOME     PHOENIX-JANUS     LARGE-CAP CORE
                                                              SERIES              SERIES         GROWTH SERIES         SERIES
                                                          --------------     ---------------    --------------    -----------------
JOINT EDGE
Units outstanding, beginning of period                          700,152             67,649            744,608                    -
Participant deposits                                            264,150             28,673            377,792                  906
Participant transfers                                           (44,243)            83,832             82,296                1,872
Participant withdrawals                                        (175,981)           (18,416)          (194,833)                (108)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                744,078            161,738          1,009,863                2,670
                                                          =========================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                         SUBACCOUNT
                                                          -------------------------------------------------------------------------
                                                           PHOENIX-KAYNE     PHOENIX-LAZARD
                                                             SMALL-CAP       INTERNATIONAL      PHOENIX-LAZARD     PHOENIX-LAZARD
                                                           QUALITY VALUE     EQUITY SELECT      SMALL-CAP VALUE    U.S. MULTI-CAP
                                                               SERIES            SERIES             SERIES             SERIES
                                                          --------------     --------------     ---------------   -----------------
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE
Units outstanding, beginning of period                                -                  -                   -                   -
Participant deposits                                              9,748             36,771               2,122                  37
Participant transfers                                            68,276            184,410              75,509               8,058
Participant withdrawals                                          (2,824)            (3,122)               (958)               (134)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                 75,200            218,059              76,673               7,961
                                                          =========================================================================

                                                           PHOENIX-KAYNE     PHOENIX-LAZARD
                                                             SMALL-CAP       INTERNATIONAL      PHOENIX-LAZARD     PHOENIX-LAZARD
                                                           QUALITY VALUE     EQUITY SELECT      SMALL-CAP VALUE    U.S. MULTI-CAP
                                                               SERIES            SERIES             SERIES             SERIES
                                                          --------------     --------------     ---------------   -----------------
JOINT EDGE
Units outstanding, beginning of period                                -                  -                   -                   -
Participant deposits                                                 82              1,074                 810               1,002
Participant transfers                                               134              6,736               2,110                  16
Participant withdrawals                                             (28)              (252)                (47)                (26)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                    188              7,558               2,873                 992
                                                          =========================================================================

                                                           PHOENIX-LORD       PHOENIX-LORD
                                                            ABBETT BOND-      ABBETT LARGE-       PHOENIX-LORD       PHOENIX-MFS
                                                            DEBENTURE              CAP           ABBETT MID-CAP    INVESTORS GROWTH
                                                              SERIES          VALUE SERIES        VALUE SERIES       STOCK SERIES
                                                          --------------     --------------     ---------------   -----------------
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE
Units outstanding, beginning of period                                -                  -                   -              96,553
Participant deposits                                             16,861             28,095              11,846             215,496
Participant transfers                                           105,593            168,515             115,169             883,137
Participant withdrawals                                          (1,898)            (3,407)             (1,847)           (137,568)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                120,556            193,203             125,168           1,057,618
                                                          =========================================================================

                                                           PHOENIX-LORD       PHOENIX-LORD
                                                            ABBETT BOND-      ABBETT LARGE-       PHOENIX-LORD       PHOENIX-MFS
                                                            DEBENTURE              CAP           ABBETT MID-CAP    INVESTORS GROWTH
                                                              SERIES          VALUE SERIES        VALUE SERIES       STOCK SERIES
                                                          --------------     --------------     ---------------   -----------------
JOINT EDGE
Units outstanding, beginning of period                                -                  -                   -               7,265
Participant deposits                                              6,104              1,912               3,283              11,790
Participant transfers                                             1,623              5,977               6,380              80,492
Participant withdrawals                                            (128)              (225)               (387)            (60,174)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                  7,599              7,664               9,276              39,373
                                                          =========================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                         SUBACCOUNT
                                                          -------------------------------------------------------------------------
                                                                                                                      PHOENIX-
                                                                                                    PHOENIX-          OAKHURST
                                                            PHOENIX-MFS                         OAKHURST GROWTH       STRATEGIC
                                                          INVESTORS TRUST      PHOENIX-MFS         AND INCOME         ALLOCATION
                                                               SERIES         VALUE SERIES           SERIES             SERIES
                                                          ---------------    --------------     ---------------   -----------------
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE
Units outstanding, beginning of period                             1,939            42,289          11,199,301          12,077,211
Participant deposits                                              65,144           490,344           3,071,127           1,996,425
Participant transfers                                            249,868         2,179,149             280,127           7,536,195
Participant withdrawals                                          (17,309)         (226,111)         (2,123,869)         (2,728,022)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                 299,642         2,485,671          12,426,686          18,881,809
                                                          =========================================================================

                                                                                                                       PHOENIX-
                                                                                                    PHOENIX-           OAKHURST
                                                             PHOENIX-MFS                        OAKHURST GROWTH        STRATEGIC
                                                          INVESTORS TRUST      PHOENIX-MFS         AND INCOME          ALLOCATION
                                                               SERIES         VALUE SERIES           SERIES              SERIES
                                                          ---------------    --------------     ---------------   -----------------
JOINT EDGE
Units outstanding, beginning of period                               299               114           876,262               526,823
Participant deposits                                               2,426            32,140           258,408               177,417
Participant transfers                                             37,860           172,682             7,729               410,066
Participant withdrawals                                           (5,369)           55,834          (210,837)             (157,099)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                  35,216           260,770           931,562               957,207
                                                          =========================================================================

                                                                             PHOENIX-SANFORD    PHOENIX-SANFORD
                                                           PHOENIX-SANFORD    BERNSTEIN MID-    BERNSTEIN SMALL-    PHOENIX-SENECA
                                                          BERNSTEIN GLOBAL      CAP VALUE          CAP VALUE        MID-CAP GROWTH
                                                            VALUE SERIES         SERIES              SERIES             SERIES
                                                          ---------------    ---------------    ----------------   ----------------
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE
Units outstanding, beginning of period                           303,311          8,291,144           1,664,096          7,231,433
Participant deposits                                             191,599          2,084,324             886,659          2,454,137
Participant transfers                                            631,500          3,048,632           2,392,980            400,537
Participant withdrawals                                          (84,278)        (1,240,302)           (427,452)        (1,282,891)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                               1,042,132         12,183,798           4,516,283          8,803,216
                                                          =========================================================================

                                                                             PHOENIX-SANFORD    PHOENIX-SANFORD
                                                           PHOENIX-SANFORD    BERNSTEIN MID-    BERNSTEIN SMALL-    PHOENIX-SENECA
                                                          BERNSTEIN GLOBAL      CAP VALUE          CAP VALUE        MID-CAP GROWTH
                                                            VALUE SERIES         SERIES              SERIES             SERIES
                                                          ---------------    ---------------    ----------------   ----------------
JOINT EDGE
Units outstanding, beginning of period                            23,073            231,411              36,455            435,054
Participant deposits                                              16,129            223,596              49,739            179,300
Participant transfers                                             20,610            168,477             152,502              6,160
Participant withdrawals                                           (6,061)           (75,963)            (32,768)           (92,546)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                  53,751            547,521             205,928            527,968
                                                          =========================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                          SUBACCOUNT
                                                          -------------------------------------------------------------------------
                                                                               PHOENIX-STATE
                                                           PHOENIX-SENECA     STREET RESEARCH      PHOENIX-VAN     AIM V.I. CAPITAL
                                                          STRATEGIC THEME        SMALL-CAP         KAMPEN FOCUS      APPRECIATION
                                                               SERIES          GROWTH SERIES      EQUITY SERIES          FUND
                                                          ---------------    ----------------   ----------------   ----------------
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE
Units outstanding, beginning of period                        13,799,036                   -            809,064            172,273
Participant deposits                                           3,618,496               3,986            374,321            234,933
Participant transfers                                         (1,927,705)             41,066            414,058            644,280
Participant withdrawals                                       (2,118,760)               (415)          (211,554)           (79,716)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                              13,371,067              44,637          1,385,889            971,770
                                                          =========================================================================

                                                                               PHOENIX-STATE
                                                           PHOENIX-SENECA     STREET RESEARCH      PHOENIX-VAN     AIM V.I. CAPITAL
                                                          STRATEGIC THEME        SMALL-CAP         KAMPEN FOCUS      APPRECIATION
                                                               SERIES          GROWTH SERIES      EQUITY SERIES          FUND
                                                          ---------------    ----------------   ----------------   ----------------
JOINT EDGE
Units outstanding, beginning of period                         1,106,893                   -             37,010             16,614
Participant deposits                                             381,269                 396              7,586             22,175
Participant transfers                                           (110,803)                  -            250,606             73,994
Participant withdrawals                                         (316,429)                 (3)            (7,506)           (17,594)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                               1,060,930                 393            287,696             95,189
                                                          =========================================================================

                                                                              ALGER AMERICAN     FEDERATED FUND
                                                                                 LEVERAGED           FOR U.S.       FEDERATED HIGH
                                                          AIM V.I. PREMIER         ALLCAP          GOVERNMENT         INCOME BOND
                                                             EQUITY FUND         PORTFOLIO        SECURITIES II         FUND II
                                                          ----------------    --------------     ---------------   ----------------
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE
Units outstanding, beginning of period                            599,307         6,257,701           3,673,208          2,061,574
Participant deposits                                              527,553         2,618,762           2,088,555            399,490
Participant transfers                                             771,893         1,893,985           9,189,348            954,034
Participant withdrawals                                          (226,436)       (1,358,406)         (1,433,295)          (330,121)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                1,672,317         9,412,042          13,517,816          3,084,977
                                                          =========================================================================

                                                                              ALGER AMERICAN     FEDERATED FUND
                                                                                 LEVERAGED           FOR U.S.       FEDERATED HIGH
                                                          AIM V.I. PREMIER         ALLCAP          GOVERNMENT         INCOME BOND
                                                             EQUITY FUND         PORTFOLIO        SECURITIES II         FUND II
                                                          ----------------    --------------     ---------------   ----------------
JOINT EDGE
Units outstanding, beginning of period                             15,982           157,624             180,807            206,663
Participant deposits                                               23,840           126,822             107,082             11,120
Participant transfers                                              51,475            95,726             340,233             81,296
Participant withdrawals                                            (1,094)          (54,388)            (77,496)           (55,198)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                   90,203           325,784             550,626            243,881
                                                          =========================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                          SUBACCOUNT
                                                          -------------------------------------------------------------------------
                                                                                VIP GROWTH                           MUTUAL SHARES
                                                          VIP CONTRAFUND(R)    OPPORTUNITIES       VIP GROWTH         SECURITIES
                                                              PORTFOLIO          PORTFOLIO          PORTFOLIO            FUND
                                                          -----------------   ---------------    ---------------   ----------------
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE
Units outstanding, beginning of period                           2,132,129           513,083          4,014,899          2,462,297
Participant deposits                                             1,155,273           339,137          2,497,687            869,111
Participant transfers                                            3,117,092           638,522          3,940,736          1,548,861
Participant withdrawals                                           (540,142)         (173,809)        (1,257,092)          (558,616)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                 5,864,352         1,316,933          9,196,230          4,321,653
                                                          =========================================================================

                                                                                VIP GROWTH                           MUTUAL SHARES
                                                          VIP CONTRAFUND(R)    OPPORTUNITIES       VIP GROWTH          SECURITIES
                                                              PORTFOLIO          PORTFOLIO         PORTFOLIO              FUND
                                                          -----------------   ---------------    ---------------   ----------------
JOINT EDGE
Units outstanding, beginning of period                              58,906            11,157            175,149             32,093
Participant deposits                                                51,691            21,225            115,799             66,282
Participant transfers                                              156,370              (224)           181,481            106,968
Participant withdrawals                                            (27,145)           (6,223)           (47,751)           (35,657)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                   239,822            25,935            424,678            169,686
                                                          =========================================================================

                                                              TEMPLETON
                                                              DEVELOPING        TEMPLETON           TEMPLETON        TEMPLETON
                                                               MARKETS           FOREIGN          GLOBAL ASSET         GROWTH
                                                           SECURITIES FUND    SECURITIES FUND    ALLOCATION FUND   SECURITIES FUND
                                                          -----------------   ---------------    ---------------   ----------------
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE
Units outstanding, beginning of period                           1,000,358         4,061,200            413,358          1,566,254
Participant deposits                                               164,750         1,186,360             88,381          1,026,961
Participant transfers                                             (123,080)        1,314,058            (93,053)         1,482,214
Participant withdrawals                                           (138,160)         (572,863)           (91,293)          (379,843)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                   903,868         5,988,755            317,393          3,695,586
                                                          =========================================================================

                                                              TEMPLETON
                                                              DEVELOPING        TEMPLETON           TEMPLETON         TEMPLETON
                                                               MARKETS           FOREIGN          GLOBAL ASSET         GROWTH
                                                           SECURITIES FUND    SECURITIES FUND    ALLOCATION FUND   SECURITIES FUND
                                                          -----------------   ---------------    ---------------   ----------------
JOINT EDGE
Units outstanding, beginning of period                              20,846           217,415             17,079             61,857
Participant deposits                                                 4,901            45,687              5,028             48,819
Participant transfers                                               (3,393)          100,945                (68)            45,978
Participant withdrawals                                             (8,468)          (54,293)            (6,817)           (18,770)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                    13,886           309,754             15,222            137,884
                                                          =========================================================================

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R), AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                          SUBACCOUNT
                                                          -------------------------------------------------------------------------
                                                              SCUDDER VIT       SCUDDER VIT
                                                            EAFE(R) EQUITY    EQUITY 500 INDEX      TECHNOLOGY      WANGER FOREIGN
                                                              INDEX FUND           FUND             PORTFOLIO           FORTY
                                                          -----------------   ---------------    ---------------   ----------------
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE
Units outstanding, beginning of period                           2,327,032           116,912         11,858,279          1,474,862
Participant deposits                                               470,462           326,073          5,853,051            487,731
Participant transfers                                              168,495         2,569,328           (977,738)           191,626
Participant withdrawals                                           (291,903)         (128,463)        (2,132,979)          (262,956)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                 2,674,086         2,883,850         14,600,613          1,891,263
                                                          =========================================================================

                                                              SCUDDER VIT       SCUDDER VIT
                                                            EAFE(R) EQUITY    EQUITY 500 INDEX     TECHNOLOGY       WANGER FOREIGN
                                                              INDEX FUND            FUND            PORTFOLIO            FORTY
                                                          -----------------   ---------------    ---------------   ----------------
JOINT EDGE
Units outstanding, beginning of period                             168,475             5,577            651,310             65,540
Participant deposits                                                23,235             8,303            470,624             35,274
Participant transfers                                               32,332            10,628           (136,442)            31,655
Participant withdrawals                                            (44,049)           (5,646)          (137,725)           (29,024)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                   179,993            18,862            847,767            103,445
                                                          =========================================================================

                                                                WANGER                             WANGER U.S.
                                                            INTERNATIONAL                           SMALLER
                                                              SMALL CAP        WANGER TWENTY       COMPANIES
                                                          -----------------   ---------------    ---------------
FLEX EDGE, FLEX EDGE SUCCESS AND INDIVIDUAL EDGE
Units outstanding, beginning of period                          13,824,078         1,370,242         25,233,679
Participant deposits                                             2,734,948           386,948          4,454,211
Participant transfers                                             (488,882)          356,152           (700,813)
Participant withdrawals                                         (1,967,519)         (205,831)        (3,681,407)
                                                          ------------------------------------------------------
Units outstanding, end of period                                14,102,625         1,907,511         25,305,670
                                                          ======================================================

                                                                WANGER                             WANGER U.S.
                                                            INTERNATIONAL                           SMALLER
                                                              SMALL CAP        WANGER TWENTY       COMPANIES
                                                          -----------------   ---------------    ---------------
JOINT EDGE
Units outstanding, beginning of period                             998,440            32,970          1,707,105
Participant deposits                                               255,752            27,120            390,274
Participant transfers                                               (5,527)           44,547                752
Participant withdrawals                                           (191,073)          (19,086)          (309,328)
                                                          ------------------------------------------------------
Units outstanding, end of period                                 1,057,592            85,551          1,788,803
                                                          ======================================================

        FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R) AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                      SUBACCOUNT
                                           -------------------------------------------------------------------------
                                                                                                        PHOENIX-
                                              PHOENIX-                                                  ALLIANCE/
                                              ABERDEEN             PHOENIX-       PHOENIX-AIM MID-      BERNSTEIN
                                            INTERNATIONAL        ABERDEEN NEW        CAP EQUITY       GROWTH + VALUE
                                               SERIES             ASIA SERIES         SERIES(6)         SERIES(5)
                                           --------------       -------------     ---------------     --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period         24,207,169           3,451,977                   -                  -
Participant deposits                            3,307,259             529,676              10,133              3,000
Participant transfers                          (1,807,827)           (347,929)              5,159             10,502
Participant withdrawals                        (2,607,710)           (322,105)               (217)              (116)
                                           --------------       -------------     ---------------     --------------
Units outstanding, end of period               23,098,891           3,311,619              15,075             13,386
                                           ==============       =============     ===============     ==============

                                                                 PHOENIX-         PHOENIX-DUFF &
                                              PHOENIX-           DEUTSCHE           PHELPS REAL
                                           DEUTSCHE DOW 30      NASDAQ-100       ESTATE SECURITIES
                                               SERIES         INDEX(R) SERIES         SERIES
                                           ----------------   ----------------   -----------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period            518,019             864,652           3,295,651
Participant deposits                              686,907           1,479,708             557,063
Participant transfers                           1,770,560           1,777,040             729,108
Participant withdrawals                          (218,723)           (314,804)           (384,514)
                                           --------------     ---------------    ----------------
Units outstanding, end of period                2,756,763           3,806,596           4,197,308
                                           ==============     ===============    ================

                                                                                                         PHOENIX-
                                               PHOENIX-                                                  ALLIANCE/
                                               ABERDEEN            PHOENIX-       PHOENIX-AIM MID-      BERNSTEIN
                                            INTERNATIONAL        ABERDEEN NEW        CAP EQUITY       GROWTH + VALUE
                                               SERIES             ASIA SERIES         SERIES(6)         SERIES(5)
                                           --------------       -------------     ---------------     --------------
JOINT EDGE
Units outstanding, beginning of period          1,367,572             226,580                   -                  -
Participant deposits                              279,525              57,697                   -                  -
Participant transfers                             (55,239)             (9,360)                  -                296
Participant withdrawals                          (217,465)            (30,977)                  -                 (3)
                                           --------------       -------------     ---------------     --------------
Units outstanding, end of period                1,374,393             243,940                   -                293
                                           ==============       =============     ===============     ==============

                                                                  PHOENIX-         PHOENIX-DUFF &
                                             PHOENIX-             DEUTSCHE           PHELPS REAL
                                          DEUTSCHE DOW 30        NASDAQ-100      ESTATE SECURITIES
                                              SERIES           INDEX(R) SERIES         SERIES
                                         ----------------      ----------------  -----------------
JOINT EDGE
Units outstanding, beginning of period             25,538              13,531             210,344
Participant deposits                               23,795               9,727              38,986
Participant transfers                              21,671              57,607               8,414
Participant withdrawals                           (13,158)             (8,756)            (34,736)
                                         ----------------      --------------   -----------------
Units outstanding, end of period                   57,846              72,109             223,008
                                         ================      ==============   =================

                                              PHOENIX-                                 PHOENIX-           PHOENIX-
                                              ENGEMANN             PHOENIX-        ENGEMANN SMALL      FEDERATED U.S.
                                           CAPITAL GROWTH       ENGEMANN NIFTY        & MID-CAP         GOVERNMENT
                                               SERIES            FIFTY SERIES       GROWTH SERIES       BOND SERIES
                                           --------------       -------------     ---------------     --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period         59,553,010           7,622,561             395,010            224,529
Participant deposits                           10,432,963           2,746,961             332,282             49,009
Participant transfers                          (3,533,446)           (273,979)          1,186,851             58,388
Participant withdrawals                        (8,261,719)         (1,241,927)           (165,948)           (35,381)
                                           --------------       -------------     ---------------     --------------
Units outstanding, end of period               58,190,808           8,853,616           1,748,195            296,545
                                           ==============       =============     ===============     ==============

                                                               PHOENIX-GOODWIN
                                          PHOENIX-GOODWIN        MULTI-SECTOR    PHOENIX-HOLLISTER
                                            MONEY MARKET         FIXED INCOME       VALUE EQUITY
                                               SERIES               SERIES             SERIES
                                          ---------------      ---------------   -----------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period         20,829,475           7,851,749           4,066,108
Participant deposits                           26,774,054           1,156,058           1,850,896
Participant transfers                         (13,414,538)            408,848           4,191,850
Participant withdrawals                        (5,890,510)           (971,989)           (727,862)
                                          ---------------      --------------    ----------------
Units outstanding, end of period               28,298,481           8,444,666           9,380,992
                                          ===============      ==============    ================

                                              PHOENIX-                                 PHOENIX-           PHOENIX-
                                             ENGEMANN             PHOENIX-         ENGEMANN SMALL      FEDERATED U.S.
                                           CAPITAL GROWTH      ENGEMANN NIFTY         & MID-CAP          GOVERNMENT
                                               SERIES           FIFTY SERIES        GROWTH SERIES        BOND SERIES
                                           --------------      --------------      --------------      -------------
JOINT EDGE
Units outstanding, beginning of period          3,398,653             461,705              28,118                261
Participant deposits                              944,978             252,163              27,666              1,150
Participant transfers                            (122,237)             29,054              19,890             33,441
Participant withdrawals                          (693,927)           (130,844)             (8,720)              (947)
                                           --------------      --------------      --------------      -------------
Units outstanding, end of period                3,527,467             612,078              66,954             33,905
                                           ==============      ==============      ==============      =============

                                                               PHOENIX-GOODWIN
                                          PHOENIX-GOODWIN        MULTI-SECTOR   PHOENIX-HOLLISTER
                                           MONEY MARKET          FIXED INCOME      VALUE EQUITY
                                               SERIES               SERIES            SERIES
                                         ----------------      ---------------  -----------------
JOINT EDGE
Units outstanding, beginning of period            850,992             319,953             183,316
Participant deposits                              778,922              59,009             105,629
Participant transfers                            (373,884)             (7,063)            145,707
Participant withdrawals                          (165,244)            (65,044)            (76,503)
                                         ----------------        ------------   -----------------
Units outstanding, end of period                1,090,786             306,855             358,149
                                         ================        ============   =================

                                            PHOENIX-J.P.
                                          MORGAN RESEARCH       PHOENIX-JANUS      PHOENIX-JANUS
                                           ENHANCED INDEX        CORE EQUITY      FLEXIBLE INCOME      PHOENIX-JANUS
                                               SERIES               SERIES            SERIES           GROWTH SERIES
                                          ---------------       -------------     ---------------      -------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period         19,937,249           1,261,590             305,654         11,644,575
Participant deposits                            3,934,028             634,232             237,017          4,136,794
Participant transfers                          (2,428,096)            746,497             669,000          1,147,668
Participant withdrawals                        (2,095,298)           (222,476)           (129,432)        (1,888,025)
                                          ---------------       -------------     ---------------      -------------
Units outstanding, end of period               19,347,883           2,419,843           1,082,239         15,041,012
                                          ===============       =============     ===============      =============

                                            PHOENIX-MFS        PHOENIX-MFS
                                         INVESTORS GROWTH     INVESTORS TRUST      PHOENIX-MFS
                                         STOCK SERIES(3)         SERIES(7)       VALUE SERIES(4)
                                         ----------------     ---------------    ----------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period                  -                   -                   -
Participant deposits                               16,354                 134              13,301
Participant transfers                              80,784               1,841              29,382
Participant withdrawals                              (585)                (36)               (394)
                                         ----------------     ---------------    ----------------
Units outstanding, end of period                   96,553               1,939              42,289
                                         ================     ===============    ================

                                            PHOENIX-J.P.
                                          MORGAN RESEARCH       PHOENIX-JANUS      PHOENIX-JANUS
                                           ENHANCED INDEX        CORE EQUITY      FLEXIBLE INCOME      PHOENIX-JANUS
                                               SERIES              SERIES             SERIES           GROWTH SERIES
                                          ---------------       -------------     ---------------      -------------
JOINT EDGE
Units outstanding, beginning of period            659,073              61,162              30,425            420,177
Participant deposits                              236,265              29,376               8,330            434,799
Participant transfers                             (37,272)             23,683              32,393             52,367
Participant withdrawals                          (157,914)            (16,538)             (3,499)          (162,735)
                                          ---------------       -------------     ---------------      -------------
Units outstanding, end of period                  700,152              97,683              67,649            744,608
                                          ===============       =============     ===============      =============

                                           PHOENIX-MFS          PHOENIX-MFS
                                         INVESTORS GROWTH     INVESTORS TRUST      PHOENIX-MFS
                                         STOCK SERIES(3)         SERIES(7)       VALUE SERIES(4)
                                         ----------------     ---------------    ----------------
JOINT EDGE
Units outstanding, beginning of period                  -                   -                   -
Participant deposits                                  154                   -                 114
Participant transfers                               7,134                 303
Participant withdrawals                               (23)                 (4)
                                         ----------------     ---------------    ----------------
Units outstanding, end of period                    7,265                 299                 114
                                         ================     ===============    ================

                                                                                      PHOENIX-         PHOENIX-
                                           PHOENIX-MORGAN       PHOENIX-          OAKHURST GROWTH      OAKHURST
                                            STANLEY FOCUS       OAKHURST            AND INCOME         STRATEGIC
                                            EQUITY SERIES     BALANCED SERIES         SERIES       ALLOCATION SERIES
                                           --------------     ---------------     ---------------  -----------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period            575,714          12,690,290           9,163,078         12,310,719
Participant deposits                              225,375           1,528,698           2,598,507          1,287,625
Participant transfers                             105,201             443,636           1,127,935            (53,950)
Participant withdrawals                           (97,226)         (1,908,013)         (1,690,219)        (1,467,183)
                                           --------------     ---------------     ---------------  -----------------
Units outstanding, end of period                  809,064          12,754,611          11,199,301         12,077,211
                                           ==============     ===============     ===============  =================

                                          PHOENIX-SANFORD    PHOENIX-SANFORD     PHOENIX-SANFORD
                                         BERNSTEIN GLOBAL     BERNSTEIN MID-     BERNSTEIN SMALL-
                                           VALUE SERIES      CAP VALUE SERIES    CAP VALUE SERIES
                                         ----------------    ----------------    ----------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period              8,447           2,601,035                 400
Participant deposits                               27,978           1,132,963             297,352
Participant transfers                             275,590           5,103,831           1,431,951
Participant withdrawals                            (8,704)           (546,685)            (65,607)
                                         ----------------    ----------------    ----------------
Units outstanding, end of period                  303,311           8,291,144           1,664,096
                                         ================    ================    ================

                                                                                      PHOENIX-          PHOENIX-
                                           PHOENIX-MORGAN         PHOENIX-        OAKHURST GROWTH       OAKHURST
                                           STANLEY FOCUS         OAKHURST            AND INCOME         STRATEGIC
                                           EQUITY SERIES      BALANCED SERIES          SERIES       ALLOCATION SERIES
                                           --------------     ---------------     ---------------   -----------------
JOINT EDGE
Units outstanding, beginning of period             23,455             591,871             731,693            511,471
Participant deposits                                5,505             111,801             208,608            108,175
Participant transfers                              11,145              19,819             126,508             (5,860)
Participant withdrawals                            (3,095)           (121,095)           (190,547)           (86,963)
                                           --------------     ---------------     ---------------   ----------------
Units outstanding, end of period                   37,010             602,396             876,262            526,823
                                           ==============     ===============     ===============   ================

                                         PHOENIX-SANFORD     PHOENIX-SANFORD     PHOENIX-SANFORD
                                         BERNSTEIN GLOBAL     BERNSTEIN MID-     BERNSTEIN SMALL-
                                           VALUE SERIES      CAP VALUE SERIES    CAP VALUE SERIES
                                         ----------------    ----------------    ----------------
JOINT EDGE
Units outstanding, beginning of period              4,909             145,915                  60
Participant deposits                                5,466              56,678               7,072
Participant transfers                              14,522              63,727              31,196
Participant withdrawals                            (1,824)            (34,909)             (1,873)
                                         ----------------    ----------------    ----------------
Units outstanding, end of period                   23,073             231,411              36,455
                                         ================    ================    ================

    FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R)  AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--(CONTINUED)

                                                                                SUBACCOUNT
                                            ----------------------------------------------------------------------------------
                                                                                  AIM V.I.                      ALGER AMERICAN
                                            PHOENIX-SENECA   PHOENIX-SENECA       CAPITAL                         LEVERAGED
                                            MID-CAP GROWTH   STRATEGIC THEME    APPRECIATION   AIM V.I. VALUE      ALLCAP
                                                SERIES           SERIES           FUND(2)         FUND(1)         PORTFOLIO
                                            --------------   --------------   --------------   --------------   --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period           5,026,506       12,117,498                -                -        1,208,552
Participant deposits                             1,790,367        3,347,483           55,187          105,107        1,370,765
Participant transfers                            1,203,127          (87,503)         123,060          509,604        4,208,500
Participant withdrawals                           (788,567)      (1,578,442)          (5,974)         (15,404)        (530,116)
                                            --------------   --------------   --------------   --------------   --------------
Units outstanding, end of period                 7,231,433       13,799,036          172,273          599,307        6,257,701
                                            ==============   ==============   ==============   ==============   ==============

                                            DEUTSCHE VIT       DEUTSCHE VIT
                                            EAFE(R) EQUITY   EQUITY 500 INDEX
                                              INDEX FUND         FUND(3)
                                            --------------   ----------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period           2,231,334                -
Participant deposits                               337,513           29,936
Participant transfers                              (41,266)          89,021
Participant withdrawals                           (200,549)          (2,045)
                                            --------------   --------------
Units outstanding, end of period                 2,327,032          116,912
                                            ==============   ==============

                                                                                  AIM V.I.                     ALGER AMERICAN
                                            PHOENIX-SENECA   PHOENIX-SENECA       CAPITAL                         LEVERAGED
                                            MID-CAP GROWTH   STRATEGIC THEME    APPRECIATION   AIM V.I. VALUE      ALLCAP
                                                SERIES           SERIES           FUND(2)          FUND(1)        PORTFOLIO
                                            --------------   --------------   --------------   --------------  ---------------
JOINT EDGE
Units outstanding, beginning of period             325,823        1,002,205                -                -           54,680
Participant deposits                               144,946          325,845            5,937              534           80,076
Participant transfers                               70,944          (17,397)          11,098           15,448           45,349
Participant withdrawals                           (106,659)        (203,760)            (421)               -          (22,481)
                                            --------------   --------------   --------------   --------------   --------------
Units outstanding, end of period                   435,054        1,106,893           16,614           15,982          157,624
                                            ==============   ==============   ==============   ==============   ==============

                                            DEUTSCHE VIT       DEUTSCHE VIT
                                            EAFE(R) EQUITY   EQUITY 500 INDEX
                                              INDEX FUND         FUND(3)
                                            --------------   ----------------
JOINT EDGE
Units outstanding, beginning of period             168,356                -
Participant deposits                                16,614              388
Participant transfers                               20,261            5,348
Participant withdrawals                            (36,756)            (159)
                                            --------------   --------------
Units outstanding, end of period                   168,475            5,577
                                            ==============   ==============

                                            FEDERATED FUND
                                               FOR U.S.      FEDERATED HIGH       VIP             VIP GROWTH
                                              GOVERNMENT      INCOME BOND     CONTRAFUND(R)     OPPORTUNITIES     VIP GROWTH
                                            SECURITIES II        FUND II        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                            --------------   --------------   --------------   --------------   --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period             367,622          489,366          506,738           98,242          701,904
Participant deposits                               385,734          262,923          491,310          192,508        1,203,288
Participant transfers                            3,093,108        1,463,282        1,296,702          283,752        2,459,423
Participant withdrawals                           (173,256)        (153,997)        (162,621)         (61,419)        (349,716)
                                            --------------   --------------   --------------   --------------   --------------
Units outstanding, end of period                 3,673,208        2,061,574        2,132,129          513,083        4,014,899
                                            ==============   ==============   ==============   ==============   ==============

                                                               TEMPLETON
                                            MUTUAL SHARES        ASSET
                                             SECURITIES         STRATEGY
                                            --------------   --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period             649,161          450,859
Participant deposits                               420,721          167,681
Participant transfers                            1,547,418          (96,697)
Participant withdrawals                           (155,003)        (108,485)
                                            --------------   --------------
Units outstanding, end of period                 2,462,297          413,358
                                            ==============   ==============

                                            FEDERATED FUND
                                               FOR U.S.      FEDERATED HIGH       VIP             VIP GROWTH
                                              GOVERNMENT      INCOME BOND     CONTRAFUND(R)     OPPORTUNITIES    VIP GROWTH
                                            SECURITIES II        FUND II        PORTFOLIO         PORTFOLIO       PORTFOLIO
                                            --------------   --------------   --------------   --------------   --------------
JOINT EDGE
Units outstanding, beginning of period              11,126          214,980           24,337            3,590           42,478
Participant deposits                                26,090           12,376           17,337            8,293           47,364
Participant transfers                              153,267           22,871           24,158            1,898          104,993
Participant withdrawals                             (9,676)         (43,564)          (6,926)          (2,624)         (19,686)
                                            --------------   --------------   --------------   --------------   --------------
Units outstanding, end of period                   180,807          206,663           58,906           11,157          175,149
                                            ==============   ==============   ==============   ==============   ==============

                                                               TEMPLETON
                                            MUTUAL SHARES        ASSET
                                             SECURITIES         STRATEGY
                                            --------------   --------------
JOINT EDGE
Units outstanding, beginning of period               8,241           18,768
Participant deposits                                16,695           13,709
Participant transfers                               11,722           (8,676)
Participant withdrawals                             (4,565)          (6,722)
                                            --------------   --------------
Units outstanding, end of period                    32,093           17,079
                                            ==============   ==============

                                               TEMPLETON
                                              DEVELOPING        TEMPLETON       TEMPLETON
                                                MARKETS          GROWTH       INTERNATIONAL      TECHNOLOGY     WANGER FOREIGN
                                              SECURITIES       SECURITIES       SECURITIES        PORTFOLIO          FORTY
                                            --------------   --------------   --------------   --------------   --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period           2,045,327          422,991        2,178,019        8,770,495        1,121,139
Participant deposits                               347,116          418,229        1,014,870        4,699,262          464,337
Participant transfers                           (1,277,197)         865,672        1,185,299         (111,302)         119,259
Participant withdrawals                           (114,888)        (140,638)        (316,988)      (1,500,176)        (229,873)
                                            --------------   --------------   --------------   --------------   --------------
Units outstanding, end of period                 1,000,358        1,566,254        4,061,200       11,858,279        1,474,862
                                            ==============   ==============   ==============   ==============   ==============

                                                WANGER
                                            INTERNATIONAL                      WANGER U.S.
                                               SMALL CAP     WANGER TWENTY      SMALL CAP
                                            --------------   --------------   --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning of period          12,557,704          907,360       23,391,524
Participant deposits                             2,667,543          370,969        4,286,030
Participant transfers                              184,177          251,117          529,460
Participant withdrawals                         (1,585,346)        (159,204)      (2,973,335)
                                            --------------   --------------   --------------
Units outstanding, end of period                13,824,078        1,370,242       25,233,679
                                            ==============   ==============   ==============

                                               TEMPLETON
                                              DEVELOPING        TEMPLETON       TEMPLETON
                                                MARKETS          GROWTH       INTERNATIONAL      TECHNOLOGY     WANGER FOREIGN
                                              SECURITIES       SECURITIES       SECURITIES        PORTFOLIO          FORTY
                                            --------------   --------------   --------------   --------------   --------------
JOINT EDGE
Units outstanding, beginning of period              15,399           31,657          211,450          423,163           47,295
Participant deposits                                11,516           21,324           33,740          337,560           23,983
Participant transfers                                2,046           22,333           16,498           51,829            9,437
Participant withdrawals                             (8,115)         (13,457)         (44,273)        (161,242)         (15,175)
                                            --------------   --------------   --------------   --------------   --------------
Units outstanding, end of period                    20,846           61,857          217,415          651,310           65,540
                                            ==============   ==============   ==============   ==============   ==============

                                                WANGER
                                            INTERNATIONAL                      WANGER U.S.
                                               SMALL CAP     WANGER TWENTY      SMALL CAP
                                            --------------   --------------   --------------
JOINT EDGE
Units outstanding, beginning of period             925,332           41,085        1,612,687
Participant deposits                               245,027           10,030          393,183
Participant transfers                              (23,341)           1,317          (30,694)
Participant withdrawals                           (148,578)         (19,462)        (268,071)
                                            --------------   --------------   --------------
Units outstanding, end of period                   998,440           32,970        1,707,105
                                            ==============   ==============   ==============

(1) From inception April 11, 2001 to December 31, 2001
(2) From inception May 30, 2001 to December 31, 2001
(3) From inception October 30, 2001 to December 31, 2001
(4) From inception October 31, 2001 to December 31, 2001
(5) From inception November 7, 2001 to December 31, 2001
(6) From inception November 8, 2001 to December 31, 2001
(7) From inception November 20, 2001 to December 31, 2001

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2000 (IN UNITS)

                                                                            SUBACCOUNT
                               ---------------------------------------------------------------------------------------------------
                                                                   PHOENIX-         PHOENIX-
                                  PHOENIX-         PHOENIX-        GOODWIN          OAKHURST         PHOENIX-          PHOENIX-
                                  GOODWIN          ENGEMANN       MULTI-SECTOR      STRATEGIC        ABERDEEN          OAKHURST
                                MONEY MARKET    CAPITAL GROWTH    FIXED INCOME      ALLOCATION     INTERNATIONAL       BALANCED
                               --------------   --------------   --------------   --------------   --------------   --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning
   of period                       21,965,733       60,960,112        7,713,640       12,942,428       24,765,917       13,082,531
Participant deposits               26,313,254        7,224,157        1,191,756        1,338,585        2,811,368        1,590,855
Participant transfers              23,282,309)      (2,003,096)        (272,340)        (570,100)        (933,222)        (589,028)
Participant withdrawals            (4,167,203)      (6,628,163)        (781,307)      (1,400,194)      (2,436,894)      (1,394,068)
                               --------------   --------------   --------------   --------------   --------------   --------------
Units outstanding, end
   of period                       20,829,475       59,553,010        7,851,749       12,310,719       24,207,169       12,690,290
                               ==============   ==============   ==============   ==============   ==============   ==============

                               PHOENIX-DUFF &      PHOENIX-
                                   PHELPS          SENECA           PHOENIX-
                                 REAL ESTATE      STRATEGIC         ABERDEEN
                                 SECURITIES         THEME           NEW ASIA
                               --------------   --------------   --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning
   of period                        2,906,964        8,707,486        3,029,029
Participant deposits                  583,375        2,095,650          601,541
Participant transfers                  51,942        2,386,306          122,413
Participant withdrawals              (246,630)      (1,071,944)        (301,006)
                               --------------   --------------   --------------
Units outstanding, end
   of period                        3,295,651       12,117,498        3,451,977
                               ==============   ==============   ==============

                                                                   PHOENIX-          PHOENIX-
                                  PHOENIX-         PHOENIX-        GOODWIN           OAKHURST        PHOENIX-         PHOENIX-
                                  GOODWIN          ENGEMANN       MULTI-SECTOR      STRATEGIC        ABERDEEN         OAKHURST
                                MONEY MARKET    CAPITAL GROWTH    FIXED INCOME      ALLOCATION     INTERNATIONAL      BALANCED
                               --------------   --------------   --------------   --------------   --------------   --------------
JOINT EDGE
Units outstanding, beginning
   of period                        1,171,976        3,342,510          345,598          531,134        1,372,825          556,044
Participant deposits                1,196,910          653,416           65,583           94,755          253,830          105,891
Participant transfers              (1,345,882)         (60,978)         (32,069)         (29,968)         (13,951)          (4,368)
Participant withdrawals              (172,012)        (536,295)         (59,159)         (84,450)        (245,132)         (65,696)
                               --------------   --------------   --------------   --------------   --------------   --------------
Units outstanding, end
   of period                          850,992        3,398,653          319,953          511,471        1,367,572          591,871
                               ==============   ==============   ==============   ==============   ==============   ==============

                               PHOENIX-DUFF &     PHOENIX-
                                PHELPS REAL        SENECA           PHOENIX-
                                  ESTATE          STRATEGIC         ABERDEEN
                                SECURITIES          THEME           NEW ASIA
                               --------------   --------------   --------------
JOINT EDGE
Units outstanding, beginning
   of period                          222,607          710,255          183,014
Participant deposits                   45,521          257,413           59,843
Participant transfers                 (12,949)         171,033           16,353
Participant withdrawals               (44,835)        (136,496)         (32,630)
                               --------------   --------------   --------------
Units outstanding, end
   of period                          210,344        1,002,205          226,580
                               ==============   ==============   ==============

                                  PHOENIX-
                                J.P. MORGAN                         PHOENIX-         PHOENIX-                         PHOENIX-
                                  RESEARCH         PHOENIX-          SENECA          OAKHURST         PHOENIX-         SANFORD
                                  ENHANCED      ENGEMANN NIFTY       MID-CAP        GROWTH AND       HOLLISTER        BERNSTEIN
                                   INDEX            FIFTY            GROWTH           INCOME        VALUE EQUITY    MID-CAP VALUE
                               --------------   --------------   --------------   --------------   --------------   --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning
   of period                       16,528,376        5,086,455        1,724,685        6,841,057        1,826,310        1,795,933
Participant deposits                3,534,926        1,944,480          799,807        2,188,705          744,078          482,934
Participant transfers               1,404,131        1,295,031        2,866,261          981,364        1,813,956          533,676
Participant withdrawals            (1,530,184)        (703,405)        (364,247)        (848,048)        (318,236)        (211,508)
                               --------------   --------------   --------------   --------------   --------------   --------------
Units outstanding, end
   of period                       19,937,249        7,622,561        5,026,506        9,163,078        4,066,108        2,601,035
                               ==============   ==============   ==============   ==============   ==============   ==============

                                                   WANGER
                                WANGER U.S.     INTERNATIONAL      TEMPLETON
                                 SMALL-CAP        SMALL-CAP          GROWTH
                               --------------   --------------   --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning
   of period                       22,087,137       10,419,465          232,170
Participant deposits                4,645,603        1,851,099           96,721
Participant transfers              (1,122,375)       1,368,241          150,133
Participant withdrawals            (2,218,841)      (1,081,101)         (56,033)
                               --------------   --------------   --------------
Units outstanding, end
   of period                       23,391,524       12,557,704          422,991
                               ==============   ==============   ==============

                                  PHOENIX-
                                J.P. MORGAN                         PHOENIX-         PHOENIX-                         PHOENIX-
                                  RESEARCH         PHOENIX-          SENECA          OAKHURST         PHOENIX-         SANFORD
                                  ENHANCED      ENGEMANN NIFTY       MID-CAP        GROWTH AND       HOLLISTER        BERNSTEIN
                                   INDEX            FIFTY            GROWTH           INCOME        VALUE EQUITY    MID-CAP VALUE
                               --------------   --------------   --------------   --------------   --------------   --------------
JOINT EDGE
Units outstanding, beginning
   of period                          613,653          267,424          120,052          430,898          111,608          119,527
Participant deposits                  215,538          196,089          105,462          312,455           52,498           44,544
Participant transfers                 (63,032)          92,419          146,074          104,800           45,258            7,280
Participant withdrawals              (107,086)         (94,227)         (45,765)        (116,460)         (26,048)         (25,436)
                               --------------   --------------   --------------   --------------   --------------   --------------
Units outstanding, end
   of period                          659,073          461,705          325,823          731,693          183,316          145,915
                               ==============   ==============   ==============   ==============   ==============   ==============

                                                   WANGER
                                WANGER U.S.     INTERNATIONAL      TEMPLETON
                                 SMALL-CAP        SMALL-CAP          GROWTH
                               --------------   --------------   --------------
JOINT EDGE
Units outstanding, beginning
   of period                        1,309,183          814,304            2,682
Participant deposits                  447,983          189,435           14,182
Participant transfers                  83,571           46,790           17,696
Participant withdrawals              (228,050)        (125,197)          (2,903)
                               --------------   --------------   --------------
Units outstanding, end
   of period                        1,612,687          925,332           31,657
                               ==============   ==============   ==============

                                  TEMPLETON                        TEMPLETON
                                    ASSET         TEMPLETON        DEVELOPING      MUTUAL SHARES                    WANGER FOREIGN
                                  STRATEGY      INTERNATIONAL        MARKETS        INVESTMENTS    WANGER TWENTY        FORTY
                               --------------   --------------   --------------   --------------   --------------   --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning
   of period                          233,560          973,639          459,089          373,534          476,443          313,465
Participant deposits                  124,091          554,633          415,706          183,608          218,318          205,828
Participant transfers                 170,805          979,735        1,354,178          191,409          301,367          668,218
Participant withdrawals               (77,597)        (329,988)        (183,646)         (99,390)         (88,768)         (66,372)
                               --------------   --------------   --------------   --------------   --------------   --------------
Units outstanding, end
   of period                          450,859        2,178,019        2,045,327          649,161          907,360        1,121,139
                               ==============   ==============   ==============   ==============   ==============   ==============

                                                   PHOENIX-        FEDERATED
                                EAFE EQUITY     BANKERS TRUST      U.S. GOV'T
                                   INDEX            DOW 30       SECURITIES II
                               --------------   --------------   --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning
   of period                          188,810            5,241           76,491
Participant deposits                  217,628          111,917           82,026
Participant transfers               2,003,276          427,685          235,925
Participant withdrawals              (178,380)         (26,824)         (26,820)
                               --------------   --------------   --------------
Units outstanding, end
   of period                        2,231,334          518,019          367,622
                               ==============   ==============   ==============

                                  TEMPLETON                        TEMPLETON
                                    ASSET         TEMPLETON        DEVELOPING      MUTUAL SHARES                    WANGER FOREIGN
                                  STRATEGY      INTERNATIONAL        MARKETS        INVESTMENTS    WANGER TWENTY        FORTY
                               --------------   --------------   --------------   --------------   --------------   --------------
JOINT EDGE
Units outstanding, beginning
   of period                            2,102           25,850           15,787            7,440           19,627            3,937
Participant deposits                    6,997          103,267            6,253            5,800           12,695           14,180
Participant transfers                  11,736          108,159           (2,658)          (2,291)          14,003           32,965
Participant withdrawals                (2,067)         (25,826)          (3,983)          (2,708)          (5,240)          (3,787)
                               --------------   --------------   --------------   --------------   --------------   --------------
Units outstanding, end
   of period                           18,768          211,450           15,399            8,241           41,085           47,295
                               ==============   ==============   ==============   ==============   ==============   ==============

                                                   PHOENIX-        FEDERATED
                                EAFE EQUITY     BANKERS TRUST      U.S. GOV'T
                                   INDEX            DOW 30       SECURITIES II
                               --------------   --------------   --------------
JOINT EDGE
Units outstanding, beginning
   of period                           12,182                -            2,286
Participant deposits                   95,768            2,756              949
Participant transfers                  82,697           25,233            8,656
Participant withdrawals               (22,291)          (2,451)            (765)
                               --------------   --------------   --------------
Units outstanding, end
   of period                          168,356           25,538           11,126
                               ==============   ==============   ==============

                                                   PHOENIX-
                                 FEDERATED      FEDERATED U.S.                                     PHOENIX-JANUS    PHOENIX-MORGAN
                                HIGH INCOME       GOVERNMENT     PHOENIX-JANUS    PHOENIX-JANUS       FLEXIBLE      STANLEY FOCUS
                                BOND FUND II         BOND        EQUITY INCOME       GROWTH            INCOME           EQUITY
                               --------------   --------------   --------------   --------------   --------------   --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning
   of period                          179,788                -           12,449          171,603            4,312            2,000
Participant deposits                   91,192           18,770          376,178        2,334,149          105,233          143,345
Participant transfers                 357,796          219,343          965,157        9,862,451          228,867          460,320
Participant withdrawals              (139,410)         (13,584)         (92,194)        (723,628)         (32,758)         (29,951)
                               --------------   --------------   --------------   --------------   --------------   --------------
Units outstanding, end
   of period                          489,366          224,529        1,261,590       11,644,575          305,654          575,714
                               ==============   ==============   ==============   ==============   ==============   ==============

                                                                    PHOENIX-
                                                                    ENGEMANN
                               MORGAN STANLEY   ALGER AMERICAN      SMALL &
                                 TECHNOLOGY     LEVERGED ALL-       MID-CAP
                                 PORTFOLIO           CAP            GROWTH
                               --------------   --------------   --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning
   of period                           84,692                -                -
Participant deposits                1,783,667          238,998           44,552
Participant transfers               7,477,332          999,349          358,591
Participant withdrawals              (575,196)         (29,795)          (8,133)
                               --------------   --------------   --------------
Units outstanding, end
   of period                        8,770,495        1,208,552          395,010
                               ==============   ==============   ==============

                                                   PHOENIX-
                                 FEDERATED      FEDERATED U.S.                                     PHOENIX-JANUS    PHOENIX-MORGAN
                                HIGH INCOME       GOVERNMENT     PHOENIX-JANUS    PHOENIX-JANUS       FLEXIBLE      STANLEY FOCUS
                                BOND FUND II         BOND        EQUITY INCOME       GROWTH            INCOME           EQUITY
                               --------------   --------------   --------------   --------------   --------------   --------------
JOINT EDGE
Units outstanding, beginning
   of period                                -                -              755              568                -                -
Participant deposits                  125,138              337            8,845          148,672            3,733            4,412
Participant transfers                 120,466               34           56,472          315,388           27,495           25,534
Participant withdrawals               (30,624)            (110)          (4,910)         (44,451)            (803)          (6,491)
                               --------------   --------------   --------------   --------------   --------------   --------------
Units outstanding, end
   of period                          214,980              261           61,162          420,177           30,425           23,455
                               ==============   ==============   ==============   ==============   ==============   ==============

                                                                    PHOENIX-
                                                                    ENGEMANN
                               MORGAN STANLEY   ALGER AMERICAN      SMALL &
                                 TECHNOLOGY     LEVERGED ALL-       MID-CAP
                                 PORTFOLIO           CAP            GROWTH
                               --------------   --------------   --------------
JOINT EDGE
Units outstanding, beginning
   of period                           19,668                -                -
Participant deposits                  146,298            9,017            2,109
Participant transfers                 295,730           47,381           26,312
Participant withdrawals               (38,533)          (1,718)            (303)
                               --------------   --------------   --------------
Units outstanding, end
   of period                          423,163           54,680           28,118
                               ==============   ==============   ==============

                                                                                     PHOENIX-        PHOENIX-
                                                                                     SANFORD          SANFORD          PHOENIX-
                                                                 FIDELITY VIP       BERNSTEIN        BERNSTEIN         BANKERS
                                FIDELITY VIP     FIDELITY VIP       GROWTH          SMALL-CAP         GLOBAL         TRUST NASDAQ
                                 CONTRAFUND        GROWTH        OPPORTUNITIES        VALUE            VALUE         100 INDEX(R)
                               --------------   --------------   --------------   --------------   --------------   --------------
FLEX EDGE & FLEX EDGE SUCCESS
Units outstanding, beginning
   of period                                -                -                -                -                -                -
Participant deposits                   88,285           85,702           12,469                -               28           96,302
Participant transfers                 428,306          633,395           89,581              407            8,419          777,656
Participant withdrawals                (9,853)         (17,193)          (3,808)              (7)               -           (9,305)
                               --------------   --------------   --------------   --------------   --------------   --------------
Units outstanding, end
   of period                          506,738          701,904           98,242              400            8,447          864,652
                               ==============   ==============   ==============   ==============   ==============   ==============

                                                                                     PHOENIX-        PHOENIX-
                                                                                     SANFORD          SANFORD          PHOENIX-
                                                                 FIDELITY VIP       BERNSTEIN        BERNSTEIN         BANKERS
                                FIDELITY VIP     FIDELITY VIP       GROWTH          SMALL-CAP         GLOBAL         TRUST NASDAQ
                                 CONTRAFUND        GROWTH        OPPORTUNITIES        VALUE            VALUE         100 INDEX(R)
                               --------------   --------------   --------------   --------------   --------------   --------------
JOINT EDGE
Units outstanding, beginning
   of period                                -                -                -                -                -                -
Participant deposits                    5,566            8,644              473               60               62            2,711
Participant transfers                  18,771           35,376            3,599                -            4,847           11,171
Participant withdrawals                     -           (1,542)            (482)               -                -             (351)
                               --------------   --------------   --------------   --------------   --------------   --------------
Units outstanding, end
   of period                           24,337           42,478            3,590               60            4,909           13,531
                               ==============   ==============   ==============   ==============   ==============   ==============

     FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R) AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

    Policy provisions allow policyowners to borrow up to 90% of the policy value reduced by an amount equal to the surrender charge with interest of [4% due in policy years 1-10, 3% due in policy years 11-15, 2 1/2% in policy years 16 and thereafter for Flex Edge Success policies] and [8% due in policy years 1-10 and 7% in policy years 11 and thereafter for Flex Edge and Joint Edge policies] and payable on each policy anniversary. Individual Edge policy owners may borrow up to 90% of policy value reduced by any applicable surrender charge with an interest rate of 4% (6% in New York and New Jersey) during policy years 1-10 and 3% (5% in New York and New Jersey) during policy years 11-15 and 2.25% (4.25% in New York and New Jersey) during policy years 16 and thereafter. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, a part of Phoenix's general account as collateral for the outstanding loan. Transfers from the Account are included in participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for Flex Edge Success and Individaul Edge policies, and 6% for Joint Edge and Flex Edge policies. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

    Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $57,376,792, $54,821,843 and $43,358,944 during the years ended December 31, 2002, 2001 and 2000, respectively.

    Phoenix receives additional compensation of $5 per month, not to exceed $120 annually, for each policy for administrative services to the Account.

    Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a partial surrender charge equal to a pro rata portion of the surrender charge that would apply to a full surrender, is deducted from the policy value and paid to Phoenix. Such costs aggregated $5,036,008, $4,929,907 and $5,605,620 during the years ended December 31, 2002,
2001 and 2000, respectively.

    PEPCO is the principal underwriter and distributor of the Account.

    Premium taxes which currently range from 2.25% to 3.75% of premiums paid based on the state where the policyowner resides, are paid to Phoenix by a withdrawal of participant units

    Policies which are surrendered during the first ten policy years will incur a surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped, and a contingent deferred issue charge designed to recover expenses for the administration of Policies that are terminated by surrender before administrative expenses have been recouped. These are contingent charges paid only if the Policy is surrendered (or a partial withdrawal is taken or the Face Amount is reduced or the Policy lapses) during the first ten policy years. The charges are deferred (i.e. not deducted from premiums).

    Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.80% of the average daily net assets of the Account for mortality and expense risks assumed for Flex Edge and Joint Edge. For Flex Edge Success and Individual Edge policies, the Account is charged an annual rate of 0.80% for the first fifteen years and 0.25% thereafter.

NOTE 8--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

    On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

    On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

      FLEX EDGE, FLEX EDGE SUCCESS(R), JOINT EDGE(R) AND INDIVIDUAL EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

    On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

    Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

    As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 13--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 14--REORGANIZATION

    On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                      Surviving Series                    Approval Date           Merger Date
-------------------                      ----------------                    -------------           -----------
Phoenix-Aberdeen New Asia                Phoenix-Aberdeen International      November 12, 2002       February 7, 2003
Phoenix-MFS Investors Growth Stock       Phoenix-Janus Growth (1)            December 10, 2002       February 14, 2003
Phoenix-Van Kampen Focus Equity          Phoenix-Janus Growth (1)            December 10, 2002       February 14, 2003

    On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS will succeed Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account (Flex Edge, Flex Edge Success(R), Joint Edge(R) and Individual Edge(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Universal Life Account (Flex Edge, Flex Edge Success(R), Joint Edge(R) and Individual Edge(R)) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCooper LLP

Hartford, Connecticut
March 21, 2003

PHOENIX LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                ------------
Report of Independent Accountants............................................................................        F-3

Consolidated Balance Sheet as of December 31, 2002 and 2001..................................................        F-4

Consolidated Statements of Income and Comprehensive Income for the years ended 2002, 2001 and
2000.........................................................................................................        F-5

Consolidated Statement of Cash Flows for the years ended 2002, 2001 and 2000.................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended 2002, 2001 and
2000.........................................................................................................        F-7

Notes to Financial Statements................................................................................     F-8 - F-41

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241-7000
                                                      Facsimile (860) 241-7590



                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
February 5, 2003

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2002 AND 2001


                                                                                                 2002             2001
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................      $  11,836.8      $   9,607.7
Equity securities, at fair value........................................................            256.9            286.0
Mortgage loans, at unpaid principal balances............................................            468.8            535.8
Real estate, at lower of cost or fair value.............................................             69.6             83.1
Venture capital partnerships, at equity in net assets...................................            228.6            291.7
Affiliate equity and debt securities....................................................            187.4            330.6
Policy loans, at unpaid principal balances..............................................          2,195.9          2,172.2
Other investments.......................................................................            311.3            290.9
                                                                                            ---------------  ---------------
Total investments.......................................................................         15,555.3         13,598.0
Cash and cash equivalents...............................................................            970.8            547.9
Accrued investment income...............................................................            192.3            203.1
Premiums, accounts and notes receivable.................................................            224.9            175.1
Reinsurance recoverable balances........................................................             22.4             21.4
Deferred policy acquisition costs.......................................................          1,201.8          1,123.7
Deferred income taxes...................................................................             30.0             22.9
Goodwill and other intangible assets....................................................              3.1             22.6
Net assets of discontinued operations...................................................             20.8             20.8
Other general account assets............................................................            126.0            134.9
Separate account and investment trust assets............................................          5,793.1          5,570.0
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................      $  24,140.5      $  21,440.4
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals.........................................................      $  12,680.0      $  11,846.4
Policyholder deposit funds..............................................................          3,395.7          1,515.2
Indebtedness............................................................................            175.0            175.0
Other general account liabilities.......................................................            378.4            505.7
Separate account and investment trust liabilities.......................................          5,793.1          5,564.9
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................         22,422.2         19,607.2
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.........................................              1.7              1.1
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..............             10.0             10.0
Additional paid-in capital..............................................................          1,712.0          1,712.0
Accumulated deficit.....................................................................            (79.8)            29.0
Accumulated other comprehensive income..................................................             74.4             81.1
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDERS' EQUITY..............................................................          1,716.6          1,832.1
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...........................      $  24,140.5      $  21,440.4
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                2002             2001              2000
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums...............................................................     $   1,081.9      $   1,112.7       $   1,147.4
 Insurance and investment product fees..................................           261.0            430.3             631.0
 Investment income, net of expenses.....................................           907.3            842.7           1,141.3
 Net realized investment gains (losses).................................           (17.5)           150.1              89.2
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES.........................................................         2,232.7          2,535.8           3,008.9
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends......................         1,436.1          1,406.7           1,409.8
 Policyholder dividends.................................................           401.8            400.1             378.0
 Policy acquisition cost amortization...................................            91.6            133.0             356.0
 Intangible asset amortization..........................................              .2             24.7              36.9
 Interest expense.......................................................            12.2             20.0              32.7
 Demutualization expenses...............................................            --               25.9              21.8
 Other operating expenses...............................................           290.3            470.6             604.5
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES............................................         2,232.2          2,481.0           2,839.7
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest ...........................              .5             54.8             169.2
 Applicable income taxes (benefit)......................................           (15.4)           (15.4)             60.3
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest......            15.9             70.2             108.9
 Minority interest in net income of subsidiaries........................              .6              3.7              14.1
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS...............................            15.3             66.5              94.8
 Income from discontinued operations....................................            --               --                 9.4
 Loss on disposal of discontinued operations............................            --               --               (20.9)
                                                                            ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES...........            15.3             66.5              83.3
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets...................................           (10.3)            --                --
 Venture capital partnerships...........................................            --              (48.8)             --
 Securitized financial instruments......................................            --              (20.5)             --
 Derivative instruments.................................................            --                3.9              --
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS) .....................................................     $       5.0      $       1.1       $      83.3
                                                                           ===============  ===============   ===============


 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)......................................................     $       5.0      $       1.1       $      83.3
                                                                           ---------------  ---------------   ---------------
 Net unrealized investment gains (losses)...............................           (25.7)            65.9              (1.3)
 Net unrealized derivative instruments gains............................             3.4              5.0              --
 Net unrealized foreign currency translation adjustment.................             1.2             (1.7)             (4.6)
 Minimum pension liability adjustment...................................            --               (8.3)              1.6
                                                                           ---------------  ---------------   ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)......................................           (21.1)            60.9              (4.3)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS)............................................     $     (16.1)     $      62.0       $      79.0
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                   2002            2001             2000
                                                                              --------------  --------------   --------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations.................................    $       15.3    $       66.5     $       94.8
 Net realized investment (gains) losses...................................            17.5          (150.1)           (89.2)
 Amortization and depreciation............................................            20.5            43.2             56.8
 Investment loss (income).................................................            67.2            97.4           (297.7)
 Securitized financial instruments and derivatives........................             --              --               --
 Deferred income taxes (benefit)..........................................            (8.8)          (28.3)           (71.6)
 Increase in receivables..................................................           (50.9)          (76.9)           (54.0)
 Deferred policy acquisition costs (increase) decrease....................          (174.1)          (76.2)           183.2
 (Increase) decrease in policy liabilities and accruals...................           453.1           469.0            472.8
 Other assets and other liabilities net change............................           (57.9)           64.4             80.0
                                                                              --------------  --------------   --------------
 Cash from continuing operations..........................................           281.9           409.0            375.1
 Discontinued operations, net.............................................           (43.7)          (75.1)          (264.6)
                                                                              --------------  --------------   --------------
 CASH FROM OPERATING ACTIVITIES...........................................           238.2           333.9            110.5
                                                                              --------------  --------------   --------------


INVESTING ACTIVITIES:
Investment purchases.....................................................         (4,951.5)       (3,822.3)        (2,110.2)
Investment sales, repayments and maturities..............................          3,550.0         2,285.0          2,154.4
Subsidiary purchases.....................................................            --             (368.1)           (59.3)
Subsidiary sales.........................................................            --              659.8             14.1
Premises and equipment additions.........................................            (13.6)          (13.7)           (21.5)
Premises and equipment dispositions......................................            --              --                20.6
Discontinued operations, net.............................................             43.7            77.5            259.5
                                                                              --------------  --------------   --------------
CASH (FOR) FROM INVESTING ACTIVITIES.....................................         (1,371.4)       (1,181.8)           257.6
                                                                              --------------  --------------   --------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net .................................         1,669.9           689.8            140.2
 Other indebtedness proceeds .............................................            --             180.0             50.0
 Indebtedness repayments .................................................            --            (144.5)          (152.4)
 Common stock issuance ...................................................            --              10.0             --
 Common stock dividends paid..............................................          (113.8)         (132.3)            --
 Capital contributions from parent........................................                            78.6
 Minority interest distributions..........................................            --              (5.8)            (5.8)
 Other financing activities, net..........................................            --              --                3.2
                                                                              --------------  --------------   --------------
 CASH FROM FINANCING ACTIVITIES...........................................          1,556.1           675.8            35.2
                                                                              --------------  --------------   --------------
 CHANGE IN CASH AND CASH EQUIVALENTS......................................            422.9          (172.1)          403.3
 Cash and cash equivalents, beginning of year.............................            547.9           720.0           316.7
                                                                              --------------  --------------   --------------
 CASH AND CASH EQUIVALENTS, END OF YEAR...................................     $      970.8    $      547.9     $      720.0
                                                                              ==============  ==============   ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)...........................            --            1,722.0             --
Contribution from parent for transfer of additional minimum pension
   liability...........................................................          14.4               --               --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)......................................................           5.0                1.1             83.3
Common stock dividends declared........................................        (113.8)            (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization ........................            --           (1,722.0)            --
Demutualization contribution from parent ..............................            --              130.1             --
Policyholder cash payments and policy credits..........................            --              (41.5)            --
Equity adjustment for policyholder dividend obligation, net............            --              (30.3)            --
Other equity adjustments...............................................            --                3.2              5.9

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)......................................         (21.1)              60.9             (4.3)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY.........................................        (115.5)              (8.8)            84.9
Stockholder's equity, beginning of year................................       1,832.1            1,840.9          1,756.0
                                                                           ---------------  ---------------  ---------------
STOCKHOLDERS' EQUITY, END OF YEAR......................................       1,716.6            1,832.1          1,840.9
                                                                           ===============  ===============  ===============


The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
           ($ amounts in millions, except per share and per unit data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


1.       ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. Also, we have reclassified amounts for 2001 and 2000 to conform with 2002 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 6.

ACCOUNTING CHANGES

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4. At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Unaudited pro forma information on income (loss) from continuing operations for the years 2001 and 2000 assuming retroactive application of the accounting changes for goodwill and other intangibles assets and venture capital partnerships follows:

                                                                       2001                              2000
                                                         ---------------------------------  --------------------------------
                                                           PRO FORMA           ACTUAL         PRO FORMA          ACTUAL
                                                         ---------------   ---------------  ---------------  ---------------

Income (loss) from continuing operations.............      $      76.9       $      66.5      $     (92.6)     $      94.8

At year-end 2002, there is a newly issued accounting pronouncement that may affect our future accounting for variable interest entities included in our consolidated financial statements (Note 7). We describe this pending pronouncement within the notes to which they pertain.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. ("PXP"). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold PXP and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2000 consolidated results include 60% of PXP's results and 100% of certain other subsidiaries results, while Phoenix Life's 2001 results include 100% of the results of PXP and certain other subsidiaries through June 25, 2001. Had these transactions been completed at the beginning of 2000, our operating results would have differed. Selected operating information on an unaudited pro forma and an actual basis for the years 2002, 2001 and 2000 follows:

                                                                       2001                              2000
                                                         ---------------------------------  --------------------------------
                                                           PRO FORMA           ACTUAL         PRO FORMA          ACTUAL
                                                         ---------------   ---------------  ---------------  ---------------

Revenues.............................................     $  2,153.7        $  2,535.8       $  2,629.3       $  3,008.9
Income (loss) from continuing operations.............     $    (23.4)       $     66.5       $     58.4       $     94.8


2.       LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 for single life and joint first-to-die policies and $12 for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in October 1998 and July 1999 to reinsure 80% of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life and whole life products.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows:

                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

Direct premiums..........................................................    $   1,137.4      $   1,176.3      $   1,189.6
Premiums assumed from reinsureds.........................................           16.9              0.6             26.7
Premiums ceded to reinsurers.............................................          (72.4)           (64.2)           (68.9)
                                                                           ---------------  ---------------  ---------------
PREMIUMS ................................................................    $   1,081.9      $   1,112.7      $   1,147.4
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums.............................          1.6%             0.1%             2.3%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred..........................................    $     420.9      $     385.7      $     373.6
Policy benefits assumed from reinsureds..................................           21.2             20.9             14.7
Policy benefits ceded to reinsurers......................................          (50.7)           (55.2)           (27.7)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS..........................................................    $     391.4      $     351.4      $     360.6
                                                                           ===============  ===============  ===============

Direct life insurance in-force...........................................    $ 112,842.8      $ 105,517.9      $ 100,086.1
Life insurance in-force assumed from reinsureds..........................          440.9             28.1          1,562.9
Life insurance in-force ceded to reinsurers..............................      (74,265.8)       (69,127.0)       (64,354.3)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE..................................................    $  39,017.9      $  36,419.0      $  37,294.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force...................          1.1%             0.1%             4.2%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $40.6 at year-end 2002 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance. The business acquired generated a loss of $17.2 ($11.2 after income taxes) for the year 2002.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date, resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the first quarter of 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a non-recurring decrease in deferred policy acquisition cost amortization of $22.1 ($14.4 after income taxes). In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 ($8.8 after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

In the fourth quarter of 2000, we reallocated assets supporting our participating life policies. This asset reallocation resulted from the execution of our wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and a review of assets appropriate for the closed block that would be established if we reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation affected the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a non-recurring charge to earnings of $218.2 ($141.8 after income taxes).

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows:

                                                                                  2002             2001            2000
                                                                             --------------   --------------  --------------

Direct acquisition costs deferred excluding acquisitions................       $    217.0       $    206.1      $    172.8
Acquisition costs recognized in Valley Forge Life acquisition...........             48.5             --              --
Costs amortized to expenses:
  Recurring costs related to operations.................................            (88.5)          (122.5)         (148.5)
(Cost) credit related to realized investment gains or losses............            (25.1)           (10.5)           10.7
  Non-recurring (cost) or credit for change in actuarial assumptions....             22.1             --            (218.2)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            (95.9)            28.5          (116.6)
Equity adjustment for policyholder dividend obligation..................             --                3.1            --
                                                                             --------------   --------------  --------------
Change in deferred policy acquisition costs.............................             78.1            104.7          (299.8)
Deferred policy acquisition costs, beginning of year....................          1,123.7          1,019.0         1,318.8
                                                                             --------------   --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................       $  1,201.8       $  1,123.7      $  1,019.0
                                                                             ==============   ==============  ==============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.0% to 6.5% at year-end 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.6% to 12.3%, less administrative charges. At year-end 2002 and 2001, there was $1,345.6 million and $369.9 million, respectively, in policyholder deposit funds with no associated surrender charges.


FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts, by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance in-force was 45.5% and 50.4% of the face value of total individual life insurance in-force at year-end 2002 and 2001, respectively. The premiums on participating life insurance policies were 70.4%, 73.5% and 76.2% of total individual life insurance premiums in 2002, 2001, and 2000, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2002, 2001 and 2000:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Deposits.................................................................       $  2,258.4      $  1,492.9      $    687.0
Performance..............................................................           (338.0)         (563.1)         (415.2)
Fees.....................................................................            (58.8)          (67.3)          (78.2)
Benefits and surrenders..................................................           (777.3)         (516.6)         (633.4)
                                                                              --------------  --------------  --------------
Change in funds under management.........................................          1,084.3           345.9          (439.8)
Funds under management, beginning of year................................          4,749.1         4,403.2         4,843.0
                                                                              --------------  --------------  --------------
FUNDS UNDER MANAGEMENT, END OF YEAR......................................       $  5,833.4      $  4,749.1      $  4,403.2
                                                                              ==============  ==============  ==============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). Prior to 2001, we classified private placement debt securities as held-to-maturity and reported them at amortized cost, less any impairment. In connection with our conversion to a public company, in 2001 we reclassified these securities, when their carrying value was $2,338.8, to available-for-sale and recorded a $162.0 unrealized gain ($83.9 unrealized gain after offsets for applicable deferred policy acquisition costs and deferred income taxes) in other comprehensive income.

Fair value and cost of our debt securities at year-end 2002 and 2001 follows:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency...........................     $      461.6      $      431.3     $      269.2     $      256.0
State and political subdivision......................            534.7             481.9            531.6            508.6
Foreign government...................................            183.9             168.4            326.7            293.7
Corporate............................................          5,427.9           5,076.5          4,332.1          4,290.3
Mortgage-backed......................................          3,099.9           2,901.9          2,540.2          2,476.6
Other asset-backed...................................          2,128.8           2,122.1          1,607.9          1,648.4
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES......................................     $   11,836.8      $   11,182.1     $    9,607.7     $    9,473.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block...............     $    6,418.0      $    5,939.8     $    5,739.5     $    5,630.7
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Fair value and cost of our equity securities at year-end 2002 and 2001 follows:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton common stock..................    $    11.1         $     2.6        $    --          $    --
Other equity securities................................        245.8             211.0            286.0            265.5
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................    $   256.9         $   213.6        $   286.0        $   265.5
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................    $    --           $    --          $    --          $    --
                                                         ===============   ===============  ===============  ===============

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

Gross and net unrealized gains and losses from debt and equity securities at year-end 2002 and 2001 follow:

                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                 GAINS            LOSSES          GAINS           LOSSES
                                                             --------------   --------------  --------------  --------------

U.S. government and agency...............................      $    30.5        $    (0.2)      $    13.3       $    (0.1)
State and political subdivision..........................           53.1             (0.3)           24.7            (1.7)
Foreign government.......................................           20.2             (4.7)           34.1            (1.1)
Corporate................................................          442.7            (91.3)          145.5          (103.7)
Mortgage-backed..........................................          198.5             (0.5)           73.1            (9.5)
Other asset-backed.......................................           85.0            (78.3)           34.3           (74.8)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES.........................      $   830.0        $  (175.3)      $   325.0       $  (190.9)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES.......................      $    58.7        $   (15.4)      $    52.4       $   (31.9)
                                                             ==============   ==============  ==============  ==============
NET GAINS................................................      $   698.0                        $   154.6
                                                             ==============                   ==============

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The fair values of our investments in mortgage loans and real estate by property type and geographic region and the fair value of our mortgage loans at year-end 2002 and 2001 follow:

                                                                     MORTGAGE LOANS                    REAL ESTATE
                                                              ------------------------------  ------------------------------
                                                                   2002            2001            2002            2001
                                                              --------------  --------------  --------------  --------------

PROPERTY TYPE:
Apartment buildings......................................       $   159.0       $   171.0       $    51.9       $    50.4
Office buildings.........................................           131.5           155.4            15.1            25.2
Retail stores............................................           151.5           170.4             2.6             7.5
Industrial buildings.....................................            42.2            52.0            --              --
Other....................................................             0.1             2.0            --              --
                                                              --------------  --------------  --------------  --------------
Subtotal.................................................           484.3           550.8            69.6            83.1
Less: valuation allowances...............................            15.5            15.0            --              --
                                                              --------------  --------------  --------------  --------------
MORTGAGE LOANS AND REAL ESTATE...........................       $   468.8       $   535.8       $    69.6       $    83.1
                                                              ==============  ==============  ==============  ==============

Amounts applicable to the closed block...................       $   373.2       $   386.5       $    --         $    --
                                                              ==============  ==============  ==============  ==============

                                                                     MORTGAGE LOANS                    REAL ESTATE
                                                              ------------------------------  ------------------------------
                                                                   2002            2001            2002            2001
                                                              --------------  --------------  --------------  --------------
GEOGRAPHIC REGION:
Northeast................................................      $    86.8        $   116.5       $    50.1       $    54.4
Southeast................................................          123.3            130.5            --              --
North central............................................          122.8            134.8             0.4             0.4
South central............................................           96.5            101.7            13.5            13.0
West.....................................................           54.9             67.3             5.6            15.3
                                                             ---------------  -------------   --------------  --------------
Subtotal ................................................          484.3            550.8            69.6            83.1
Less: valuation allowances...............................           15.5             15.0            --              --
                                                             ---------------  -------------   --------------  --------------
MORTGAGE LOANS AND REAL ESTATE...........................      $   468.8        $   535.8       $    69.6       $    83.1
                                                             ===============  =============   ==============  ==============

Fair value of mortgage loans.............................      $   488.2        $   554.1
                                                             ===============  =============


The carrying values of delinquent and in-process-of-foreclosure mortgage loans at year-end 2002 and 2001 were $5.6 and $5.6, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $29.5 and $31.1 at year-end 2002 and 2001, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans. Activity in valuation allowances, which have been deducted in arriving at mortgage loan and real estate carrying values, for the years 2002, 2001 and 2000 follows:

                                                              MORTGAGE LOANS                           REAL ESTATE
                                               ----------------------------------------------  -----------------------------
                                                   2002            2001            2000            2001            2000
                                               --------------  --------------  --------------  --------------  -------------

Valuation allowance, beginning of year......     $    15.0       $     9.1       $    14.3       $     9.3       $     3.2
Additions charged to income.................           0.6             6.1             1.8            --               6.1
Deductions for write-offs and disposals.....          (0.1)           (0.2)           (7.0)           (9.3)           --
                                               --------------  --------------  --------------  --------------  -------------
VALUATION ALLOWANCE, END OF YEAR............     $    15.5       $    15.0       $     9.1       $    --         $     9.3
                                               ==============  ==============  ==============  ==============  =============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.5, $3.6 and $3.9 in 2002, 2001 and 2000, respectively. Actual interest income on these loans included in net investment income was $2.7, $2.4 and $3.1 in 2002, 2001 and 2000, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.6 for the year 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. In the first quarter of 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 charge ($48.8 charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward change in value of the underlying investee companies, but we do not exceed the last reported value by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability. The components of net investment income related to venture capital partnerships for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001             2000
                                                                              --------------  --------------   --------------

Net realized gains (losses) on partnership cash and stock distributions..       $    (4.7)      $    17.8        $   223.3
Partnership operating expenses...........................................            (7.4)           (6.4)            (7.7)
Net unrealized gains (losses) on partnership investments.................           (47.2)          (95.9)            61.7
                                                                              --------------  --------------   --------------
VENTURE CAPITAL PARTNERSHIP NET INVESTMENT INCOME (LOSS).................       $   (59.3)      $   (84.5)       $   277.3
                                                                              ==============  ==============   ==============

Our investments in venture capital partnerships at year-end 2002 and 2001 by type of investment follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Technology..............................................................................        $    25.0       $    41.3
Telecommunications......................................................................             10.2            19.1
Biotechnology...........................................................................             11.1            14.1
Health care.............................................................................              9.2            10.7
Consumer and business products and services.............................................             45.9            46.6
Financial services......................................................................             28.1            30.3
Other...................................................................................             50.6            57.8
                                                                                              --------------  --------------
Private holdings........................................................................            180.1           219.9
Public holdings.........................................................................             23.0            39.8
Cash and cash equivalents...............................................................             22.4            22.5
Other...................................................................................              3.1             9.5
                                                                                              --------------  --------------
VENTURE CAPITAL PARTNERSHIPS............................................................        $   228.6       $   291.7
                                                                                              ==============  ==============

Unfunded commitments....................................................................        $   154.7       $   166.8
                                                                                              ==============  ==============

Amounts applicable to the closed block:
Venture capital partnerships............................................................        $     0.8       $    --
                                                                                              ==============  ==============
Unfunded commitments....................................................................        $     3.4       $    --
                                                                                              ==============  ==============

The unfunded commitments can be drawn down by the various venture capital partnerships as necessary to fund their portfolio investments.

Investment activity in venture capital partnerships for the years 2002, 2001 and 2000 follows:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Capital invested.........................................................       $    43.0       $    47.0       $    96.9
Equity in partnership earnings (losses)..................................           (59.3)          (84.5)          277.3
Cumulative effect of accounting change...................................            --             (75.1)           --
Realized loss on partnerships being sold.................................            (5.1)           --              --
Distributions of earnings received.......................................           (14.2)          (30.5)         (222.4)
Distributions of capital received........................................           (27.5)          (32.5)          (22.6)
                                                                              --------------  --------------  --------------
Change in venture capital partnerships...................................           (63.1)         (175.6)          129.2
Venture capital partnership investments, beginning of year...............           291.7           467.3           338.1
                                                                              --------------  --------------  --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF YEAR.....................       $   228.6       $   291.7       $   467.3
                                                                              ==============  ==============  ==============

In February 2003, we reached an agreement to sell a 50% interest in certain of our venture capital partnerships to an outside party and transfer the remaining 50% interest to our closed block. The carrying value of the partnerships being sold and transferred totaled $53.5 after realizing a loss of $5.1 in year 2002 to reflect the proceeds being received. The unfunded commitments of the partnerships being sold and transferred totaled $28.1; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities. For years prior to 2001, we considered our investments in Aberdeen and HRH debt securities as being held-to-maturity and reported them at amortized cost. In 2001, we transferred these securities to the available-for-sale category and recorded a $110.6 unrealized gain ($71.9 unrealized gain after income taxes).

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity

Carrying value and cost of investments in affiliates at year-end 2002 and 2001 follows:

                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                CARRYING                        CARRYING
                                                                 VALUE            COST            VALUE           COST
                                                             --------------   --------------  --------------  --------------

 Aberdeen common stock...................................      $   119.3        $   109.1       $   103.9       $   109.1
 Aberdeen 7% convertible notes...........................           37.5             37.5           101.2            37.5
 Aberdeen 5.875% convertible bonds.......................           15.2             21.2            --              --
 HRH common stock........................................           --               --              18.7            15.9
 HRH 5.25% convertible notes.............................           --               --              78.9            32.0
 Other...................................................           15.4             26.5            27.9            13.4
                                                             --------------   --------------  --------------  --------------
AFFILIATE DEBT AND EQUITY SECURITIES.....................      $   187.4        $   194.3       $   330.6       $   207.9
                                                             ==============   ==============  ==============  ==============

The fair value based on quoted market price of our equity investment in Aberdeen was $43.6 and $221.1 at year-end 2002 and 2001.

ABERDEEN ASSET MANAGEMENT

Our ownership of Aberdeen common stock includes 4% of their outstanding shares that we purchased in May 2001 for $46.8 and 18% of their outstanding shares that we purchased between 1996 and 1999 for $62.3. Our ownership of Aberdeen convertible debt securities includes two issues: $37.5 in 7% convertible subordinated notes issued in 1996 and $19.0 in 5.875% convertible bonds issued in 2002. The notes mature on March 29, 2003, subject to four six-month extensions at Aberdeen's option with increasing interest rates for each extension. The bonds mature in 2007. The conversion prices for both the notes and the bonds are in excess of Aberdeen's common stock price at year-end 2002. The fair value of our investment in Aberdeen common stock, based on the London Stock Exchange closing price at year-end 2002 and 2001, was $43.6 and $221.1, respectively. The carrying value of our investment in Aberdeen on the equity method of accounting totaled $119.3 and $103.9 at year-end 2002 and 2001, respectively. The difference between our investment and our percentage of Aberdeen's net assets represents goodwill resulting from our acquisition of Aberdeen common stock.

A summary of Aberdeen's financial position on a U.K. GAAP basis of accounting at September 30, 2002 and 2001 (its fiscal year-end, converted to U.S. dollars at 2002 and 2001 exchange rates) and results of its operations and cash flows for each of the three years ending September 30, 2002 converted to U.S. dollars using the 2002, 2001 and 2000 average exchange rates follows:

                                                                                                   2002            2001
                                                                                              --------------  --------------

FINANCIAL POSITION
Cash and cash equivalents...............................................................        $    52.5       $    92.6
Other current assets....................................................................             95.8           102.0
Goodwill and other intangible assets....................................................            657.8           599.0
Other general account assets............................................................             86.5            71.0
Separate account assets.................................................................            411.8            82.2
                                                                                              --------------  --------------
Total assets............................................................................          1,304.4           946.8
                                                                                              --------------  --------------
Indebtedness............................................................................            429.8           338.3
Other general account liabilities.......................................................            129.1           204.7
Separate account liabilities............................................................            411.8            82.2
Preferred stockholders' equity..........................................................             33.3            47.0
                                                                                              --------------  --------------
Total liabilities and preferred stockholders' equity....................................          1,004.0           672.2
                                                                                              --------------  --------------
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS............................................        $   300.4       $   274.6
                                                                                              ==============  ==============


                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

RESULTS OF OPERATIONS
Revenues.................................................................       $   289.9       $   264.0       $   179.4
Expenses.................................................................           262.8           228.4           126.7
                                                                              --------------  --------------  --------------
Income before income taxes...............................................            27.1            35.6            52.7
Income taxes.............................................................            16.8            13.9            15.2
                                                                              --------------  --------------  --------------
Net income...............................................................            10.3            21.7            37.5
Preferred stock dividends................................................             1.7             1.8            --
                                                                              --------------  --------------  --------------
NET INCOME APPLICABLE TO COMMON STOCKHOLDERS.............................       $     8.6       $    19.9       $    37.5
                                                                              ==============  ==============  ==============

CASH FLOWS
Cash from operating activities...........................................       $    20.7       $    35.5       $    65.6
Cash (for) from financing activities.....................................            (6.4)          260.6           (16.6)
Cash for investing activities............................................           (53.1)         (293.6)          (37.1)
                                                                              --------------  --------------  --------------
CASH FLOWS...............................................................       $   (38.8)      $     2.5       $    11.9
                                                                              ==============  ==============  ==============

The U.K. investment management industry and the split capital closed-end fund sector in particular have suffered a significant decline in investor confidence and liquidity since September 2001. Aberdeen has acted as a manager of certain of these funds and at its 2002 year-end the funds represented 5% of its assets under management. The U.K. Financial Services Authority has commenced a review of the split capital fund sector, including Aberdeen's managed funds. The U.K. Financial Ombudsman Service has also commenced a related review of one of the funds managed by Aberdeen.

On November 1, 2002, Aberdeen announced the results of a strategic review, which concluded that it should focus on its core strength of active management of equity and fixed income securities. Consistent with the review, Aberdeen subsequently announced its intentions to divest of a business segment that actively manages property investments and a conditional agreement to dispose of its rights to manage certain retail funds for cash consideration of $138.0.

Sources of equity in earnings of and interest earned from investments in affiliates for the years 2002, 2001 and 2000 follow:

                                                                                  2002            2001             2000
                                                                              --------------  --------------  ---------------

Aberdeen common stock dividends..........................................       $     3.8       $     6.3            $5.0
Equity in Aberdeen undistributed income (loss)...........................             2.3            (0.5)            2.0
Aberdeen 7% convertible notes............................................             2.6             2.6             2.6
Aberdeen 5.875% convertible bonds........................................             1.2            --              --
HRH common stock dividends...............................................             0.5             0.6             0.6
Equity in HRH undistributed income.......................................             2.5             1.9             0.6
HRH 5.25% convertible notes..............................................             1.3             1.7             1.7
Other....................................................................            (3.2)           (0.1)           (0.8)
                                                                              --------------  --------------  ---------------
AFFILIATE INVESTMENT INCOME..............................................       $    11.0       $    12.5       $    11.7
                                                                              ==============  ==============  ===============

In connection with the adoption of a new accounting standard for goodwill and other intangible assets (Note 4), we recorded a charge of $10.3 ($10.3 after income taxes) as the cumulative effect adjustment to reduce the carrying value of goodwill to its fair value for our equity investment in an Argentine financial services company in which we have a 50% interest that is reflected in the other category above.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting the present value of loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets at year-end 2002 and 2001 follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Transportation and other equipment leases...............................................        $    66.0       $    85.0
Separate account equity investments.....................................................             36.0            54.6
Mezzanine partnerships..................................................................             45.4            37.1
Affordable housing partnerships.........................................................             25.7            28.2
Derivative instruments (Note 12)........................................................             37.1            20.6
Other affiliate investments.............................................................              8.1             7.6
Equity investments in collateralized obligations........................................             17.8            18.8
Other partnership interests.............................................................             75.2            39.0
                                                                                              --------------  --------------
OTHER INVESTED ASSETS...................................................................        $   311.3       $   290.9
                                                                                              ==============  ==============

NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities..........................................................       $   729.0       $   677.6       $   601.2
Equity securities........................................................             3.9             5.2            13.3
Mortgage loans...........................................................            40.4            45.0            54.6
Real estate..............................................................            13.9            16.1             9.2
Venture capital partnerships.............................................           (59.3)          (84.5)          277.3
Affiliate debt and equity securities.....................................            11.0            12.5            11.7
Other invested assets....................................................             3.2             7.1             3.4
Policy loans.............................................................           171.8           168.6           157.4
Cash and cash equivalents................................................            10.8            15.2            27.5
                                                                              --------------  --------------  --------------
Total investment income..................................................           924.7           862.8         1,155.6
Less: investment expenses................................................            17.4            20.1            14.3
                                                                              --------------  --------------  --------------
NET INVESTMENT INCOME....................................................       $   907.3       $   842.7        $1,141.3
                                                                              ==============  ==============  ==============

NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt and equity securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs, and applicable income taxes are reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 charge ($20.5 charge after income taxes) as the cumulative effect of an accounting change.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities..........................................................       $  (122.9)      $   (72.6)      $    (7.5)
Equity securities........................................................            (9.8)           --              --
Mortgage loans...........................................................            (0.6)           (6.1)           (1.8)
Real estate..............................................................            --              --              (6.1)
Venture capital partnerships.............................................            (5.1)           --              --
Other invested assets....................................................           (22.0)           (3.7)           --
                                                                              --------------  --------------  --------------
IMPAIRMENT LOSSES........................................................          (160.4)          (82.4)          (15.4)
                                                                              --------------  --------------  --------------
Debt securities gains....................................................            92.6            53.2             9.6
Debt securities losses...................................................           (45.9)          (31.5)          (56.5)
Equity securities gains..................................................           116.3            12.2           178.2
Equity securities losses.................................................           (22.4)          (21.0)          (31.4)
Mortgage loans...........................................................             0.2             7.1             4.8
Real estate..............................................................             4.0            (2.5)            1.8
Other invested assets....................................................            (1.9)          215.0            (1.9)
                                                                              --------------  --------------  --------------
NET TRANSACTION GAINS....................................................           142.9           232.5           104.6
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................       $   (17.5)      $   150.1       $    89.2
                                                                              ==============  ==============  ==============
Closed block applicable policyholder dividend obligation (reduction).....           (40.3)          (15.4)           --
Applicable deferred acquisition costs (benefit)..........................            25.1            10.5           (10.7)
Applicable deferred income taxes (benefit)...............................             (.5)           53.4            32.9
                                                                              --------------  --------------  --------------
Offsets to realized investment gains (losses)............................           (15.7)           48.5            22.2
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN NET INCOME............       $    (1.8)      $   101.6       $    67.0
                                                                              ==============  ==============  ==============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

Debt securities..........................................................    $    520.6       $     89.7       $    213.8
Equity securities........................................................          22.8            (23.8)           (98.6)
Affiliate debt securities................................................        (116.5)           110.6             --
Other investments .......................................................          (1.1)             3.6             (0.6)
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS..........................................    $    425.8       $    180.1       $    114.6
                                                                           ===============  ===============  ===============

Net unrealized investment gains..........................................    $    425.8       $    180.1       $    114.6
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation..............................         369.4            108.8             --
Applicable deferred policy acquisition costs.............................          95.9            (28.5)           116.6
Applicable deferred income taxes (benefit)...............................         (13.8)            33.9             (0.7)
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains...............................         451.5            114.2            115.9
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (Note 10).......................    $    (25.7)      $     65.9       $     (1.3)
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2002, 2001 and 2000 follow:

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................      $ (4,725.5)      $ (3,531.3)      $ (1,774.4)
Equity security purchases..............................................           (58.3)           (72.8)          (130.5)
Venture capital partnership investments................................           (43.0)           (47.0)           (96.9)
Affiliate equity and debt security purchases...........................           (28.0)           (46.8)            --
Other invested asset purchases.........................................           (73.0)           (57.4)           (45.7)
Policy loan advances, net..............................................           (23.7)           (67.0)           (62.7)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................      $ (4,951.5)      $ (3,822.3)      $ (2,110.2)
                                                                           ===============  ===============  ===============

Debt securities sales..................................................      $  1,805.1       $  1,219.5       $    921.9
Debt securities maturities and repayments..............................         1,305.6            824.7            526.0
Equity security sales..................................................           273.2            114.6            515.4
Mortgage loan maturities and principal repayments......................            67.7             58.7            126.6
Venture capital partnership capital distributions......................            28.5             30.7             37.9
Real estate and other invested assets sales............................            69.9             36.8             26.6
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................      $  3,550.0       $  2,285.0       $  2,154.4
                                                                           ===============  ===============  ===============

The maturities of debt securities and mortgage loans, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, we may have the right to put or sell the obligations back to the issuers and mortgage loans may be refinanced. We did not refinance any mortgage loans during 2002 or 2001.

                                                                                                AFFILIATE
                                                                 DEBT           MORTGAGE          DEBT
                                                              SECURITIES         LOANS          SECURITIES         TOTAL
                                                             --------------   --------------  --------------   -------------

  Due in one year or less..............................       $   1,044.3      $      84.9     $      37.5      $   1,166.7
  Due after one year through five years................           3,613.3            240.5            21.2          3,875.0
  Due after five years through ten years...............           2,663.6             73.5            --            2,737.1
  Due after ten years..................................           3,860.9             69.9            --            3,930.8
                                                             --------------   --------------  --------------
                                                                                                               -------------
  TOTAL................................................       $  11,182.1      $     468.8     $      58.7      $  11,709.6
                                                             ==============   ==============  ==============   =============


4.       GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2002 and 2001 follow:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill.............................................      $     3.8         $     2.5        $     3.8        $     3.2
Other................................................            3.2                .6             21.8             19.4
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS.................      $     7.0         $     3.1        $    25.6        $    22.6
                                                         ===============   ===============  ===============  ===============

Estimated intangible asset amortization for the next five years totals $0.5 as follows: 2003, $0.2; 2004, $0.2; 2005, $0.1 and $0.0 for 2006 and 2007.


5.       FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $182.5 million and $183.4 million at 2002 and 2001, respectively

In December 2002, The Phoenix Companies closed on a new $100, 364-day unfunded unsecured senior revolving credit facility. This facility replaced the $375.0 credit facility, which was terminated. The Phoenix Companies unconditionally guarantees any loans under the new facility to us. Base rate loans would bear interest at the greater of our lead bank's prime commercial rate or effective funds rate plus 0.5%. Eurodollar rate loans would bear interest at LIBOR plus an applicable margin. Credit facility covenants require The Phoenix Companies to maintain a minimum consolidated stockholders' equity of $1,700, a maximum consolidated debt-to-capital ratio of 30% and, for us, a minimum risk-based capital ratio of 225%. All credit facility covenants were complied with at year-end 2002. There were no borrowings on this credit line in 2002.

At year-end 2002, we had $10.6 of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2002, 2001 and 2000 follows:

                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

Surplus notes............................................................       $    12.2       $    12.2       $    12.2
Senior unsecured bonds...................................................            --              --              --
Bank credit facility and other indebtedness..............................            --               7.8            20.5
                                                                              --------------  --------------  --------------
TOTAL INTEREST EXPENSE...................................................       $    12.2       $    20.0       $    32.7
                                                                              ==============  ==============  ==============

INTEREST EXPENSE PAID....................................................       $    12.2       $    23.7       $    34.1
                                                                              ==============  ==============  ==============


6.       DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company (Phoenix Life).

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and it will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities at year-end 2002 and 2001 and inception (December 31, 1999) and closed block revenues and expenses, changes in the policyholder dividend obligation and cash flows, all for the cumulative period from inception to year-end 2002, the year 2002 and from the date of demutualization (June 25, 2001) to year-end 2001, follow:

                                                                               2002              2001          INCEPTION
                                                                          ----------------  ---------------  ---------------

Debt securities........................................................     $  6,418.0        $  5,739.5       $  4,773.1
Policy loans...........................................................        1,399.0           1,407.1          1,380.0
Mortgage loans.........................................................          373.2             386.5            399.0
Venture capital partnerships...........................................            0.8              --               --
                                                                          ----------------  ---------------  ---------------
Total closed block investments.........................................        8,191.0           7,533.1          6,552.1
Cash and cash equivalents..............................................          200.2             176.6             --
Accrued investment income..............................................          110.9             125.6            106.8
Premiums receivable....................................................           42.1              41.1             35.2
Deferred income taxes..................................................          402.7             392.8            389.4
Other closed block assets..............................................           45.2              18.0              6.2
                                                                          ----------------  ---------------  ---------------
TOTAL CLOSED BLOCK ASSETS..............................................        8,992.1           8,287.2          7,089.7
                                                                          ----------------  ---------------  ---------------
Policy liabilities and accruals........................................        9,449.0           9,150.2          8,301.7
Policyholder dividends payable.........................................          363.4             357.3            325.1
Policyholder dividend obligation.......................................          547.3             167.2             --
Other closed block liabilities.........................................           24.2              48.8             12.3
                                                                          ----------------  ---------------  ---------------
TOTAL CLOSED BLOCK LIABILITIES.........................................       10,383.9           9,723.5          8,639.1
                                                                          ----------------  ---------------  ---------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS............     $  1,391.8        $  1,436.3       $  1,549.4
                                                                          ================  ===============  ===============

                                                                             CUMULATIVE          2002             2001
                                                                           ---------------  ---------------  ---------------

Premiums...............................................................     $   3,238.0      $   1,043.2      $     565.7
Net investment income .................................................         1,638.1            562.0            281.1
Net realized investment losses.........................................           (79.7)           (49.3)           (18.4)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES.........................................................         4,796.4          1,555.9            828.4
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends...................................         3,302.5          1,079.4            580.0
Policyholder dividends.................................................         1,153.0            390.0            190.8
Additional policyholder dividend obligation provision..................            23.9             10.7             13.2
Other operating expenses...............................................            39.0             10.3              6.1
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES............................................         4,518.4          1,490.4            790.1
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes................           278.0             65.5             38.3
Applicable income taxes................................................            97.7             22.6             13.4
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME....................................     $     180.3      $      42.9      $      24.9
                                                                           ===============  ===============  ===============

Unrealized investment gains............................................     $     478.2      $     369.4      $      38.5
Revenue in excess of benefits and expenses.............................            69.1             10.7             13.2
Revenue in excess of benefits and expenses ($45.2) and
  unrealized investment gains ($70.3) charges to retained earnings.....            --                --             115.5
Policyholder dividend obligation, beginning of period..................            --              167.2             --
                                                                          ----------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD........................     $     547.3      $     547.3      $     167.2
                                                                          ================  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings.


7.       SEPARATE ACCOUNTS AND INVESTMENT TRUSTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

Investment trusts are assets held for the benefit of institutional clients which have investments in structured finance products offered by PXP. Structured finance products include collateralized debt and bond obligations backed by portfolios of public high yield bonds, emerging market bonds, commercial mortgage-backed and asset-backed securities and bank loans.

Investment trusts for which PXP is the sponsor and actively manages the assets, and for which there is not a substantive amount of outside third party equity investment in the trust, are consolidated in the financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles and there are no financial guarantees from us, or recourse to us, for these investment trusts. Asset valuation changes are directly offset by changes in the corresponding liabilities. Fees are recorded when management services provided to the trusts are earned and are included in revenues.

Separate accounts and investment trusts at year-end 2002 and 2001 follow:

                                                                                                 2002             2001
                                                                                            ---------------  ---------------

Life and Annuity segment separate accounts..............................................      $  4,131.7       $  4,769.6
Corporate and Other segment separate accounts...........................................           239.5            255.6
                                                                                            ---------------  ---------------
Total separate accounts.................................................................         4,371.2          5,025.2
                                                                                            ---------------  ---------------
Phoenix CDO I ..........................................................................           150.4            160.1
Phoenix CDO II..........................................................................           377.2            384.7
Phoenix-Mistic 2002-1 CBO...............................................................           894.3             --
                                                                                            ---------------  ---------------
Total investment trusts.................................................................         1,421.9            544.8
                                                                                            ---------------  ---------------
TOTAL SEPARATE ACCOUNT ASSETS AND INVESTMENT TRUSTS.....................................      $  5,793.1       $  5,570.0
                                                                                            ===============  ===============

VARIABLE INTEREST ENTITIES

A new accounting standard was issued in January 2003 that interprets the existing standards on consolidation. It clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. We will adopt the new standard on July 1, 2003 for variable interest entities in which we hold a variable interest that we acquired before February 1, 2003. We are currently evaluating the effect of the adoption on our consolidated financial statements.

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. We serve as the investment advisor to eight collateralized bond obligations (CBOs) that were motivated by bond market arbitrage opportunities, including the three in the table above. The eight CBOs have aggregate assets of $3 billion that are invested in a variety of fixed income securities and purchased from third parties. The CBOs reside in bankruptcy remote special purpose entities in which we neither provide recourse or guarantees. Our exposure under the new standard stems from our debt and equity investments in these CBOs in which affiliates earn advisory fees to manage the CBO portfolios. Our maximum exposure to loss with respect to the CBOs is $86.1 at year-end.


8.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows:

                                                                                   2002            2001              2000
                                                                              --------------  --------------  --------------

CONTINUING OPERATIONS
Current................................................................         $     (6.6)     $     12.9      $    131.9
Deferred...............................................................               (8.8)          (28.3)          (71.6)
                                                                              --------------  --------------  --------------
CONTINUING OPERATIONS..................................................              (15.4)          (15.4)           60.3
Discontinued operations................................................               --              --              (5.9)
Cumulative effect of accounting changes................................               --             (35.2)           --
                                                                              --------------  --------------  --------------
NET INCOME (LOSS)......................................................              (15.4)     $    (50.6)     $     54.4
Other comprehensive income.............................................               (6.1)           31.2            (2.3)
                                                                              --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)............................................         $    (21.5)     $    (19.4)     $     52.1
                                                                              ==============  ==============  ==============

Current................................................................         $     (6.6)     $     12.9      $    126.0
Deferred...............................................................              (14.9)          (32.3)          (73.9)
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............         $    (21.5)     $    (19.4)           52.1
                                                                              ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)..........................................         $     (2.2)     $    (47.0)     $    135.8
                                                                              ==============  ==============  ==============

For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                    2002           2001            2000
                                                                              --------------- --------------  --------------

Income taxes (benefit) at statutory rate...............................         $      .2       $    19.2       $    59.2
Tax advantaged investment income.......................................             (12.6)           (7.2)           (6.7)
Non-deductible intangible asset amortization and impairments...........              --              --               2.7
Minority interest in income of subsidiaries............................              --              --              (2.0)
Other, net.............................................................              (3.0)           (6.4)           (3.3)
Differential earnings (mutual life insurance company equity tax).......              --             (21.0)           10.4
                                                                              --------------- --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS.............         $   (15.4)      $   (15.4)      $    60.3
                                                                              =============== ==============  ==============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Deferred income tax assets:
Future policyholder benefits............................................................        $   190.3       $   207.8
Unearned premiums / deferred revenues...................................................            129.3           133.6
Policyholder dividend obligation........................................................            113.3            16.3
Employee benefits.......................................................................             83.5            84.6
Intangible assets.......................................................................              2.6            --
Investments.............................................................................             93.3            68.7
Net operating loss carryover benefits...................................................             34.7            --
Foreign tax credits carryover benefits..................................................               .1            --
Other...................................................................................             28.0            --
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS........................................................            675.1           511.0
                                                                                              --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................           (282.1)         (234.1)
Investments.............................................................................           (348.6)         (235.0)
Other ..................................................................................            (14.4)          (19.0)
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................           (645.1)         (488.1)
                                                                                              --------------  --------------
DEFERRED INCOME TAX ASSET ..............................................................        $    30.0       $    22.9
                                                                                              ==============  ==============

We have elected to file a consolidated federal income tax return for 2002 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At year-end 2002, we had net operating losses of $99.1 for federal income tax purposes of which $1.3 expires in 2011, $1.3 expires in 2012, $24.6 expires in 2015, $15.6 expires in 2016 and $56.2 expires in 2017. The operating losses are primarily attributable to the life insurance group of subsidiaries. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

At year-end 2002, we had foreign tax credit carryover totaling $0.1, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.


9.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of both Phoenix Life and PXP that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $27.1 ($17.6 after income taxes) in 2002 primarily in connection with organizational and employment-related costs. In the fourth quarter of 2002, we recorded an additional non-recurring expense of $3.5 ($2.6 after income taxes) primarily associated with a work force reduction commitment.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.


Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.


Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2002 and 2001 follow:

                                                                        EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                 ----------------------------  -----------------------------
                                                                     2002           2001           2002           2001
                                                                 -------------  -------------  -------------- --------------

ASSETS:
Plan assets' actual return....................................     $   (43.2)     $   (28.4)     $    --        $    --
Employer contributions........................................          --             --              4.2            5.2
Participant benefit payments..................................         (24.2)         (21.3)          (4.2)          (5.2)
                                                                 -------------  -------------  -------------- --------------
Change in plan assets.........................................         (67.4)         (49.7)          --             --
Plan assets, beginning of year................................         395.1          444.8           --             --
                                                                 -------------  -------------  -------------- --------------
PLAN ASSETS, END OF YEAR......................................     $   327.7      $   395.1      $    --        $    --
                                                                 =============  =============  ============== ==============

PROJECTED BENEFIT OBLIGATION:
Service and interest cost accrual.............................     $   (36.5)     $   (33.5)     $   (12.0)     $   (11.0)
Actuarial gain (loss).........................................         (23.2)           0.2          (17.8)         (23.7)
Plan amendments...............................................         (11.8)          (4.3)          19.1          (14.5)
Curtailments..................................................          --            (12.2)          (0.6)          (2.2)
Participant benefit payments..................................          24.2           21.3            4.2            5.2
                                                                 -------------  -------------  -------------- --------------
Change in projected benefit obligation........................         (47.3)         (28.5)          (7.1)         (46.2)
Projected benefit obligation, beginning of year...............        (362.8)        (334.3)        (119.8)         (73.6)
                                                                 -------------  -------------  -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR.....................     $  (410.1)     $  (362.8)     $  (126.9)     $  (119.8)
                                                                 =============  =============  ============== ==============

The funded status of the plans at year-end 2002 and 2001 follows:

                                                                       EMPLOYEE PLAN                SUPPLEMENTAL PLAN
                                                               ------------------------------  -----------------------------
                                                                   2002            2001            2002            2001
                                                               --------------  --------------  --------------  -------------

Excess of accrued pension benefit cost
  over amount contributed to plan............................    $   (25.7)      $   (26.6)      $   (73.6)      $   (60.9)
Excess of accumulated benefit obligation over plan assets....        (25.3)           --             (37.9)          (40.8)
                                                               --------------  --------------  --------------  -------------
Accrued benefit obligation in other liabilities .............        (51.0)          (26.6)         (111.5)         (101.7)
Intangible asset  ...........................................         14.2            --              --              18.6
Minimum pension liability adjustment in
  accumulated other comprehensive income.....................         11.1            --              37.9            22.2
                                                               --------------  --------------  --------------  -------------
Funding status recognized in balance sheet ..................        (25.7)          (26.6)          (73.6)          (60.9)
                                                               --------------  --------------  --------------  -------------
Net unamortized gain (loss) .................................        (47.4)           55.4           (54.4)          (40.3)
Unamortized prior service (cost) credit .....................        (14.2)           (3.9)            1.1           (18.6)
Net unamortized transition asset ............................          4.9             7.4            --              --
                                                               --------------  --------------  --------------  -------------
Funding status unrecognized in balance sheet ................        (56.7)           58.9           (53.3)          (58.9)
                                                               --------------  --------------  --------------  -------------
PLAN ASSETS GREATER (LESS) THAN
  PROJECTED BENEFIT OBLIGATIONS, END OF YEAR ................    $   (82.4)      $    32.3       $  (126.9)      $  (119.8)
                                                               ==============  ==============  ==============  =============

At year-end 2002, we estimate minimum funding requirements for the employee pension plan of $138.0 through 2007, including $1.7 in 2003 and $8.6 in 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2002 and 2001 follows:

                                                                                                  2002            2001
                                                                                              --------------  --------------

Accrued benefit obligation included in other liabilities................................        $  (106.4)      $  (108.7)
                                                                                              --------------  --------------
Net unamortized gain....................................................................             18.3            42.0
Unamortized prior service (costs) credits...............................................             13.9            (2.1)
                                                                                              --------------  --------------
Funding status unrecognized in balance sheet............................................             32.2            39.9
                                                                                              --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR........................        $   (74.2)      $   (68.8)
                                                                                              ==============  ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $3.1 and the annual service and interest cost by $0.4. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $3.0 and the annual service and interest cost by $0.4.


10.      OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for the years 2002, 2001 and 2000 follow:

                                                        2002                      2001                      2000
                                             -------------------------------------------------------------------------------
                                                 GROSS          NET         GROSS         NET         GROSS         NET
                                             ------------- ------------ ------------- ------------ ------------ ------------

Gains (losses) on investments.............     $  683.0     $  141.4      $   86.5     $    6.9     $  205.2     $   57.6
Gains (losses) on affiliate debt securities      (116.5)       (75.7)        110.6         71.9         --           --
Net realized investment gains (losses)
  on available-for-sale securities
  included in net income..................       (140.7)       (91.4)        (17.0)       (12.9)       (90.6)       (58.9)
                                             ------------- ------------ ------------- ------------ ------------ ------------
Net unrealized investment gains (losses)..        425.8        (25.7)        180.1         65.9        114.6         (1.3)
Net unrealized derivative instruments
  gains...................................          5.3          3.4           7.7          5.0         --           --
Net unrealized foreign currency
  translation adjustment .................          7.1          1.2          (2.6)        (1.7)        (7.1)        (4.6)
Minimum pension liability adjustment......         --           --           (12.8)        (8.3)         2.5          1.6
                                             ------------- ------------ ------------- ------------ ------------ ------------
Other comprehensive income................        438.2     $  (21.1)        172.4     $   60.9        110.0     $   (4.3)
                                             ------------- ============ ------------- ============ ------------ =============
Applicable policyholder
  dividend obligation.....................        369.4                      108.8                      --
Applicable deferred policy acquisition
  cost amortization.......................         95.9                      (28.5)                    116.6
Applicable deferred income taxes (benefit)         (6.1)                      31.2                      (2.3)
                                             --------------             -------------             -------------
Offsets to other comprehensive income.....        449.9                      111.5                     114.3
                                             --------------             -------------             -------------
OTHER COMPREHENSIVE INCOME................     $  (21.1)                  $   60.9                  $   (4.3)
                                             ==============             =============             =============

Components of accumulated other comprehensive income at year-end 2002 and 2001 follows:

                                                                                  2002                      2001
                                                                        -------------------------- -------------------------
                                                                            GROSS         NET          GROSS         NET
                                                                        ------------- ------------ ------------- -----------

Unrealized gains on investments......................................     $  691.4     $   70.4     $  265.6     $   96.1
Unrealized gains on derivative instruments...........................         13.0          8.4          7.7          5.0
Unrealized currency translation adjustment...........................         (1.6)        (4.4)        (8.7)        (5.6)
Minimum pension liability adjustment.................................         --           --          (22.2)       (14.4)
                                                                        ------------- ------------ ------------- -----------
Accumulated other comprehensive income...............................        702.8     $   74.4        242.4     $   81.1
                                                                        ------------- ============= ------------ =============
Applicable policyholder dividend obligation..........................        478.2                     108.8
Applicable deferred policy acquisition costs.........................        106.3                      10.4
Applicable deferred income taxes.....................................         43.9                      42.1
                                                                        -------------             -------------
Offsets to other comprehensive income................................        628.4                     161.3
                                                                        -------------             -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $   74.4                  $   81.1
                                                                        =============             =============


11.      DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses. The operating results of discontinued operations and the gain or loss on disposal are shown in the table below.

During 1999, we placed certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts.

We established reserves and reinsurance recoverables for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves and reinsurance recoverables are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance and other reinsurance to cover our losses and the likely legal and administrative costs of winding down the business.

Total reserves were $35.0 and $60.0 and total reinsurance recoverables were $65.0 and $30.0 at year-end 2002 and 2001, respectively. In addition, in 1999 we purchased finite aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. The maximum coverage available from our finite reinsurance coverage is currently $120.0. The amount of our total financial provisions at year-end 2002 was therefore $90.0, consisting of reserves, less reinsurance recoverables, plus the amount currently available from our finite aggregate excess-of-loss reinsurance. Based on the most recent information, we did not recognize any additional reserve provisions during 2002 and 2001. In 2000, we increased reserves by $97.0 (before income taxes) to reflect expected deteriorating trends in claim experience and higher expenses.

We expect the additional reserves and aggregate excess-of-loss reinsurance coverage to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool and we terminated our participation in the pool effective March 1, 1999. Additional information on reinsurance disputes is included in
Note 17.

In April 2000, we exited the group life and health business and sold all of the common stock of three subsidiaries and 97% of the common stock of another subsidiary, which was renamed GE Group Life Assurance Company to GE Financial Assurance Holdings, Inc. (GE). We retained the remaining 3.0% of that insurer. The sales proceeds totaled $283.9, with $238.9 in cash and $45.0 in common stock, representing a 3.1% interest in GE Life and Annuity Assurance Company, a subsidiary of GE. In October 2000, we also sold all of the common stock of two other life and health subsidiaries to GE. The sales proceeds totaled $2.0. The net gain on the sales of $71.7 is reported as gain on disposal of discontinued operations. We have the right to put these shares of GE Group Life Assurance Company and GE Life and Annuity Assurances Company to GE beginning in 2005.

In May 2000, we sold our investment in 50% of the outstanding common stock of a real estate property management firm, for $6.0. The transaction resulted in a loss of $0.6.

The operating results of discontinued operations and the loss on disposal for the year 2000 are presented below. There were no additional operating results for the years ended 2002 and 2001. Earnings from discontinued operations follow:

                                                                               GROUP LIFE      REAL ESTATE
                                                              REINSURANCE      AND HEALTH      MANAGEMENT         TOTAL
                                                             --------------   --------------  --------------   -------------

REVENUE...................................................     $     --         $    117.6      $      0.4       $   118.0
                                                             ==============   ==============  ==============   =============

Income from discontinued operations
  before income taxes.....................................     $     --         $     14.8      $     (0.3)      $    14.5
Applicable income taxes (benefit).........................           --                5.2            (0.1)            5.1
                                                             --------------   --------------  --------------   -------------
INCOME FROM DISCONTINUED OPERATIONS.......................     $     --         $      9.6      $     (0.2)      $     9.4
                                                             ==============   ==============  ==============   =============

Gain (loss) on disposal of discontinued operations........     $   (103.0)      $     71.7      $     (0.6)      $   (31.9)
Applicable income taxes (benefit).........................          (36.0)            25.2            (0.2)          (11.0)
                                                             --------------   --------------  --------------   -------------
LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS...............     $    (67.0)      $     46.5      $     (0.4)      $   (20.9)
                                                             ==============   ==============  ==============   =============

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and separately identified them on our balance sheet.


12.      FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at year-end 2002 and 2001 follow:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                            CARRYING           FAIR            CARRYING          FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..........................        $     970.8       $     970.8      $     547.9      $     547.9
Debt securities (Note 3) ..........................           11,836.8          11,836.8          9,607.7          9,607.7
Equity securities (Note 3).........................              256.9             256.9            286.0            286.0
Mortgage loans (Note 3)............................              468.8             488.2            535.8            554.1
Derivative financial instruments...................               37.1              37.1             20.6             20.6
Policy loans (Note 3)..............................            2,195.9           2,367.9          2,172.2          2,252.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS...................................        $  15,766.3       $  15,957.7      $  13,170.2      $  13,269.2
                                                         ===============   ===============  ===============  ===============
Investment contracts...............................        $   3,428.5       $   3,514.7      $   1,548.7      $   1,549.4
Indebtedness (Note 5)..............................              175.0             182.5            175.0            183.4
Derivative financial instruments...................               26.5              26.5              9.7              9.7
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..............................        $   3,630.0       $   3,723.7      $   1,733.4      $   1,742.5
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk. Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

CASH FLOW HEDGES

We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $1.8 and $3.0 for the years 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At year-end 2002 we expect to reclassify into earnings over the next twelve months $0.6 of the deferred after tax gains on these derivative instruments. For the year 2001, we reclassified an after-tax gain of $0.3 to net realized investment gains related to these same derivatives.

NON-HEDGING DERIVATIVES

We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 (gain) in earnings to recognize at fair value all derivatives that were designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 (gain) in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.9 in earnings, ($3.9 after income taxes) in earnings to recognize these instruments at fair value.

We held the following positions in derivative instruments at year-end 2002 and 2001 at fair value:

                                                                                     2002                          2001
                                                                         ----------------------------  ----------------------------
                                             NOTIONAL
                                             AMOUNT(1)     MATURITY(1)       ASSET        LIABILITY        ASSET        LIABILITY
                                           -------------  -------------  -------------  -------------  -------------  -------------
Interest rate swaps:
  Fair value hedges.........................  $   --            --        $    --        $    --        $     2.9       $  --
  Cash flow hedges..........................       30         2007              5.6           --              3.1           0.5
  Non hedges................................      360         2007             30.7           26.5           13.8           9.2
Other.......................................      135        2003-08            0.8           --              0.8          --
                                           -------------  -------------  -------------  -------------  -------------  -------------
TOTAL DERIVATIVE INSTRUMENT POSITIONS.......  $   525                     $    37.1      $    26.5      $    20.6       $   9.7
                                           =============                 =============  =============  =============  =============

We are exposed to credit risk in the event of nonperformance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the

-----------------------
(1) Notional amounts and maturities relate to contracts in effect at December 31, 2002.

positive fair value at the reporting date, or $37.1 and $20.6 at year-end 2002 and 2001, respectively. We consider the likelihood of any material loss on these instruments to be remote.

13.      PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Our insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities.

As of January 1, 2001 the New York Insurance Department adopted the National Association of Insurance Commissioner's (NAIC) Codification of Statutory Accounting Principles guidance, with the exception for accounting for deferred income taxes. Codification guidance replaced the accounting practices and procedures manual as the NAIC's primary guidance on statutory accounting; it also provides guidance for areas where statutory accounting has been silent and changed current statutory accounting in other areas. The effect of adoption decreased the statutory surplus of our insurance subsidiaries by $66.4, primarily as a result of non-admitting certain assets and recording increased investment reserves. As of year-end 2002, the New York Insurance Department adopted the NAIC codification guidance for accounting for deferred income taxes. As a result, Phoenix Life recorded a $135.8 increase to surplus at December 31, 2002.

At year-end 2002, statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily as follows:

   o     policy acquisition costs are expensed when incurred;
   o     investment reserves are based on different assumptions;
   o     surplus notes are included in surplus rather than debt;
   o post-retirement benefit expense allocated to Phoenix Life relate only to vested participants and expense is based on different assumptions and reflect a different method of adoption;
   o     life insurance reserves are based on different assumptions; and
   o net deferred income tax assets in excess of 10% of previously filed statutory capital and surplus plus carry back potential are not recorded.

Statutory financial data for Phoenix Life at year-end 2001 and 2002 and for the years 2002, 2001 and 2000 are as follows:

                                                                                  2002             2001            2000
                                                                             --------------   --------------  --------------

Statutory capital and surplus, and asset valuation reserve...............      $ 1,008.0        $ 1,371.3       $ 1,882.5
Statutory gain from operations...........................................      $    44.5        $   119.9           266.4
Statutory net income (loss)..............................................      $     7.5        $   (13.4)      $   266.1

New York Insurance Law requires that New York life insurers report their risk based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) at year-end 2002 and 2001.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval in the amount of the lesser of 10% of Phoenix Life's capital and surplus as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $113.8 and $132.3 in 2002 and

2001, respectively, and will be able to pay dividends of $44.5 in 2003 without prior approval from the New York Insurance Department. Any additional dividend payments in 2003 are subject to the discretion of the New York Superintendent of Insurance.


14.      PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation. We depreciate real estate on the straight-line method over 10 to 45 years. We depreciate equipment primarily on the modified accelerated method over 3 to 10 years. We depreciate leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value at year-end 2002 and 2001 follows:

                                                                             2002                          2001
                                                                 -----------------------------  ----------------------------
                                                                                   CARRYING                      CARRYING
                                                                     COST           VALUE           COST          VALUE
                                                                 -------------   -------------  -------------  -------------

Real estate...................................................     $  155.5        $   72.1       $  157.1       $   79.1
Equipment.....................................................        134.7            26.0          131.6           23.1
                                                                 -------------   -------------  -------------  -------------
PREMISES AND EQUIPMENT........................................     $  290.2        $   98.1       $  288.7       $  102.2
                                                                 =============   =============  =============  =============

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $12.1, $13.4 and $14.1 in 2002, 2001 and 2000, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $24.6 at year-end 2002, payable as follows: 2003, $8.7; 2004, $6.4; 2005, $4.7; 2006, $2.6; 2007, $1.8 and $0.4
thereafter.


15.      RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; PXP, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

PXP, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g. general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $3.7 million for the six months ended December 31, 2001 and $8.2 million for the twelve months ended December 31, 2002. Amounts payable to the affiliated investment advisors were $546 and $565 thousand, as of December 31, 2001 and 2002, respectively. Variable product separate accounts fees, net of reimbursement were $3.1 million for the six months ended December 31, 2001 and $5.3 million for the twelve months ended December 31, 2002.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% and 4% for the years ended December 31, 2001 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 PXP was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $26.5 million for the six months ended December 31, 2001 and $43.5 million for the twelve months ended December 31, 2002. Amounts payable to PEPCO were $4.7 million and $3.3 million, as of December 31, 2001 and 2002, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5 percent of The Phoenix Companies' outstanding common stock. In 2002, we paid approximately $10.7 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16.      CONTINGENT LIABILITIES

As described in Note 13, a significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we are involved in several proceedings in which the pool members assert that they can deny coverage to certain insurers that claim that they purchased reinsurance coverage from the pool.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. On October 8, 2002, the arbitration panel issued its decision. The financial implications of the decision are consistent with our current financial provisions.

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with certain of our own retrocessionaires which are seeking on various grounds to avoid paying any amounts to us. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

During 2000, we reached settlements with several of the companies involved in Unicover. In January 2000, we and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group (EBI/Orion), by which all pool members were released from their obligations as reinsurers of EBI/Orion. Also in January 2000, we settled with Reliance Insurance Company (Reliance) and its parent Reliance Group Holdings, Inc. and were released from our obligations as a reinsurer of the so-called Reliance facility. In March 2000, we settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing us from our obligation as a reinsurer of the so-called Lincoln facility. In May 2000, we reached an agreement with one of our retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions we established in 1999. There was no effect on net income resulting from these settlements for year-end 2000.

A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which we participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions.

Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

                                     PART C
                                OTHER INFORMATION


Item 27.  EXHIBITS

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Phoenix Mutual establishing the Separate Account is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]


(b)   CUSTODIAN AGREEMENTS.

      Not applicable.


(c)   UNDERWRITING CONTRACTS

      Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]

      Form of Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]


(d)   CONTRACTS

      Version A:
      (1) Flex Edge - Flexible Premium Variable Universal Life Insurance Policy Form Number 2667 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (2) Amendment Permitting Face Amount Increases, Form VR01 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (3) Death Benefit Protection Rider, Form VR02 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (4) Variable Life Policy Exchange Option Rider, Form VRO8 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (5) Death Benefit Option - Policy Amendment, Form VR23 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (6) Temporary Money Market Allocation Amendment, Form VR130 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (7) Accidental Death Benefit Rider, Form VR147 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (8) Disability Payment of Specified Annual Premium Amount Rider, Form VR148 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (9) Death Benefit Options - Policy Amendment Form VR149 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]

      (10) Additional Purchase Option Rider, Form VR150 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]

      (11) Accelerated living Benefit Rider Form VR162 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on Form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]

      Version B:
      (1) Joint Edge - Flexible Premium Joint Variable Universal Life Insurance Policy Form Number V601 of Depositor is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (2) Temporary Money Market Allocation Amendment, Form VR130 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]

      (3) Survivor Insurance Purchase Option Rider, Form VR03 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (4) Variable Joint Life Policy Exchange Option Rider, Form VR04 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (5) Disability Benefit to Age 65 Rider, VR05 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (6) Term Insurance Rider, Form VR06 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]


      (1) Flex Edge Success- Flexible Premium Variable Universal Life Insurance Policy Form Number V603 of Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (2) Temporary Money Market Allocation Amendment, Form VR130 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (3) Accidental Death Benefit Rider, Form VR147 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (4) Disability Payment of Specified Annual Premium Amount Rider, Form VR148 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (5) Purchase Protector Rider, Form VR150 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (6) Living Benefit Rider, Form VR162 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (7) Whole Life Exchange Option Rider, Form VR08 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (8) Cash Value Accumulation Test Rider, Form VR11 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]
      (9) Death Benefit Protection Rider, Form VR14 of the Depositor, is incorporated by reference to Registrant's February 13, 1996 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000950146-96-000216]

      Version C:
      (1) Individual Edge - Flexible Premium Variable Universal Life Insurance Policy Form Number V603(PIE) of the Depositor, is incorporated by reference to Registrant's July 27, 1999 EDGAR filing on form S-6 (File No. 333-86921) [Accession Number 0000949377-99-000250]
      (2) Policy Term Rider, Form VR33 of the Depositor, is incorporated by reference to Registrant's July 27, 1999 EDGAR filing on form S-6 (File No. 033-23251) [Accession Number 0000949377-99-000250]


(e)   APPLICATIONS

      Version A:
      Form of application for Flex Edge is incorporated by reference to Registrant's April 26, 1996 EDGAR filing on Form S-6 (File
      No. 033-23251). [Accession Number 0000949377-96-000016]


      Version B:
      Form of application for Joint Edge is incorporated by reference to Registrant's April 26, 1996 EDGAR filing on Form S-6 (File
      No. 033-23251). [Accession Number 0000949377-96-000016]

      Form of application for Flex Edge Success is incorporated by reference to Registrant's April 26, 1996 EDGAR filing on Form S-6
      (File No. 033-23251). [Accession Number 0000949377-96-000016]


      Version C:
      Form of application for Individual Edge is incorporated by reference to Registrant's July 27, 1999 EDGAR filing on Form S-6
      (File No. 033-23251). [Accession Number 0000949377-99-000250]


(f)  DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

      Charter of Phoenix Home Life is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 03306793) [Accession Number 0000949377-98-000063]

      By-laws of Phoenix Home Life filed is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 03306793) [Accession Number 0000949377-98-000063]


(g)   REINSURANCE CONTRACTS.

      Not applicable.


(h)   PARTICIPATION AGREEMENTS.

      (1) Participation Agreement(s) between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number 0000949377-02-000233]

      (2) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Franklin Templeton Distributors is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number 0000949377-02-000233]

      (3) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Federated Securities Corp, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number 0000949377-02-000233]

      (4) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Bankers Trust Company, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number 0000949377-02-000233]

      (5) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Morgan Stanley Dean Witter Universal Funds, Inc., is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number
           0000949377-02-000233]

      (6) Participation agreement between Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number 0000949377-02-000233]

      (7) Participation agreement between Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number 0000949377-02-000233]

      (8) Participation agreement between Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc., is incorporated by reference to Registrant's April 29, 2002 EDGAR filing of Form S-6 (File No. 033-23251) [Accession Number 0000949377-02-000233]


(i)   ADMINISTRATIVE CONTRACTS.

      Administrative Services Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 12, 2002 is incorporated by reference to Registrant's February 28, 2003 Edgar Filing on Form N-6 (File No. 033-23251). [Accession Number 0000949377-03-000103]


(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.


(k)   LEGAL OPINION.

      (1) Opinion and Consent of Counsel.


(l)   ACTUARIAL OPINION.

      Not applicable.


(m)   CALCULATION.

      Not applicable.


(n)   OTHER OPINIONS.

      (1) Consent of Independent Accountants.
      (2) Opinion and Consent of Brian A. Giantonio, Vice President, Tax and ERISA Counsel.


(o)   OMITTED FINANCIAL STATEMENTS.

      Not Applicable.

(p)      INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(q)   REDEEMABILITY EXEMPTION.


      Not applicable.


Item 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

           ----------------------------------------------------------------------------------------------------------
           Name and Principal Business Address             Positions and Offices with Depositor
           ----------------------------------------------------------------------------------------------------------
           Sal H. Alfiero                                  Director
           Protective Industries LLC
           Buffalo, NY
           ----------------------------------------------------------------------------------------------------------
           Peter C. Browning                               Director
           Dean, McColl Business School
           Charlotte, NC
           ----------------------------------------------------------------------------------------------------------
           Arthur P. Byrne                                 Director
           J.W. Childs Associates
           Boston, MA
           ----------------------------------------------------------------------------------------------------------
           Sanford Cloud, Jr.                              Director
           The National Conference for Community and
           Justice
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Richard N. Cooper                               Director
           Center for International Affairs
           Harvard University
           Cambridge, MA
           ----------------------------------------------------------------------------------------------------------
           Gordon J. Davis, Esq.                           Director
           LeBoeuf, Lamb, Greene & Macrse, LLP
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Ann Maynard Gray                                Director
           ----------------------------------------------------------------------------------------------------------
           John E. Haire                                   Director
           Time, Inc.
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Jerry J. Jasinowski                             Director
           National Association of Manufacturers
           Washington, D.C.
           ----------------------------------------------------------------------------------------------------------
           Thomas S. Johnson                               Director
           Greenpoint Financial Corporation
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Marilyn E. LaMarche                             Director
           Lazard Freres & Co. LLC
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Robert G. Wilson                                Director
           ----------------------------------------------------------------------------------------------------------
           Dona D. Young*                                  Director, Chairman of the Board, Chief Executive
                                                           Officer, and President
           ----------------------------------------------------------------------------------------------------------


           ----------------------------------------------------------------------------------------------------------
           Name and Principal Business Address             Positions and Offices with Depositor
           ----------------------------------------------------------------------------------------------------------
           Michael J. Gilotti***                           Executive Vice President
           ----------------------------------------------------------------------------------------------------------
           Michael E. Haylon**                             Executive Vice President and Chief Investment Officer
           ----------------------------------------------------------------------------------------------------------
           Tracy L. Rich*                                  Executive Vice President and General Counsel
           ----------------------------------------------------------------------------------------------------------
           Coleman D. Ross*                                Executive Vice President and Chief Financial Officer
           ----------------------------------------------------------------------------------------------------------
           Simon Y. Tan*                                   Executive Vice President
           ----------------------------------------------------------------------------------------------------------
           John H. Beers*                                  Vice President and Secretary
           ----------------------------------------------------------------------------------------------------------
           Katherine P. Cody*                              Second Vice President and Treasurer
           ----------------------------------------------------------------------------------------------------------

           * The principal business address of this individual is One American Row, Hartford, CT
          ** The principal business address of this individual is 56 Prospect Street, Hartford, CT
         *** The principal business address of this individual is 38 Prospect Street, Hartford, CT.

Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



                                                 ---------------------------------
                                                          Phoenix Life
        |----------------------------------------      Insurance Company          --------------
        |                                                   NY Corp.                           |
        |                         |--------------          (Succ. By                           |
        |                         |                  demutualization, 2001)                    |
        |                         |              ---------------------------------             |
        |                         |                            |                               |
---------------------   -----------------------  ---------------------------------     ---------------------
     Separate                 Variable
  Accounts B, C,            Accumulation                Variable Universal
      and D                   Account                     Life Account              |-    PM Holdings, Inc.
  NY Sep. Accts.          NY Sep. Account               NY Sep. Account             |         CT Corp.
     (7/1/92)                (6/21/82)                     (6/17/85)                |        (1/18/81)
---------------------   -----------------------  ---------------------------------  |  ---------------------
        |                         |                            |                    |         |
----------------------------------------------------------------------------------  | ---------------------
                                                                                    |
                          The Phoenix Edge Series Fund                              |    Phoenix Variable
                                Mass. Bus. Trust                                    |     Advisors, Inc.
                                    (2/18/86)                                       |     Delaware Corp.
                                                                                    |       (6/27/95)
----------------------------------------------------------------------------------  | ---------------------
      \          \          \                                                       |
       \          \          \      ----------------------------------------------  |
        \          \          \                                                     |
         \          \          \           PHL Variable Insurance Company         --|
          \          \          \              CT Stock Co. (4/24/81)               |
           \          \          \                                                  |
            \          \          \ ----------------------------------------------  |
             \          \          \                           |                    |
                    ---------------------------  ---------------------------------  |
                                                                                    |
                         PHLVIC Variable                   PHL Variable             |
                      Universal Life Account           Accumulation Account         |
                          CT Sep. Acct.        \          CT Sep. Acct.             |
                            (9/10/98)                       (12/7/94)               |
                                                                                    |
                    ---------------------------  ---------------------------------  |
                      \                                                             |
                       \    ------------------------------------------------------  |
                        \                                                           |
                         \              Phoenix Life and Annuity Co.              --|
                          \                   CT Stock Co. (3/96)
                           \
                            ------------------------------------------------------
                              \                           |
                               \   -----------------------------------------------
                                \
                                 \            Phoenix Life and Annuity
                                  \           Variable Universal Life
                                   \                  Account
                                                CT Sep. Acct. (5/97)

                                   -----------------------------------------------

ITEM 30. INDEMNIFICATION
Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI Section 6.1 of the By-laws of the Company provides that "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

(1) is or was a Director, officer or employees of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a Director, officer or employee of the Company.

against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 31.  PRINCIPAL UNDERWRITERS.

1. Phoenix Equity Planning Corporation ("PEPCO")

   (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, , PHLVIC Variable Universal Life Account, Phoenix Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

   (b) Directors and Executive Officers of PEPCO

         NAME                                       POSITION
         ----                                       --------
         Stephen D. Gresham*                        Chairman of the Board and Chief Sales and Marketing Officer
         Michael E. Haylon*                         Director
         William R. Moyer*                          Director, Executive Vice President, Chief Financial Officer and Treasurer
         John F. Sharry*                            President
         John H. Beers**                            Vice President and Secretary
         *     The principal business address of this individual is 56 Prospect Street, Hartford, CT
         **    The principal business address of this individual is 100 Bright Meadow Blvd., Enfield, CT

     (c) Compensation received by PEPCO during Registrant's last fiscal year:


         NAME OF                     NET UNDERWRITING              COMPENSATION          BROKERAGE
         PRINCIPAL UNDERWRITER       DISCOUNTS AND COMMISSIONS     ON REDEMPTION         COMMISSIONS      COMPENSATION
         ---------------------       -------------------------     -------------         -----------      ------------
         PEPCO                                 $0                        0                    0                 0


Item 32.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083 and 101 Munson Street, Greenfield, Massachusetts 01302.


Item 33.  MANAGEMENT SERVICES.

Not applicable.


Item 34.  FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Variable Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life Variable Universal Life Account certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485 of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 1st day of May, 2003.



                        PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                  --------------------------------------------------------------
                                        (Registrant)

             By:               PHOENIX LIFE INSURANCE COMPANY
                  --------------------------------------------------------------
                                         (Depositor)

             By:
                  --------------------------------------------------------------
                      *Dona D. Young, Chairman of the Board, President and
                                   Chief Executive Officer


    ATTEST:               /s/John H. Beers
             -------------------------------------------
                 John H. Beers, Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of May, 2003.

                SIGNATURE                     TITLE
                ---------                     -----


                                              Director
 ---------------------------------------
             *Sal H. Alfiero

                                              Director
 ---------------------------------------
            *Peter C. Browning

                                              Director
 ---------------------------------------
             *Arthur P. Byrne

                                              Director
 ---------------------------------------
           *Sanford Cloud, Jr.

                                              Director
 ---------------------------------------
            *Richard N. Cooper

                                              Director
 ---------------------------------------
             *Gordon J. Davis

                                              Director
 ---------------------------------------
            *Ann Maynard Gray

                                              Director
 ---------------------------------------
              *John E. Haire

                SIGNATURE                     TITLE
                ---------                     -----


                                              Director
 ---------------------------------------
           *Jerry J. Jasinowski

                                              Director
 ---------------------------------------
            *Thomas S. Johnson

                                              Director
 ---------------------------------------
           *Marilyn E. LaMarche

                                              Director
 ---------------------------------------
           *Robert G. Wilson

                                              Director, Chairman of the Board,
                                              Chief Executive Officer and
 ---------------------------------------      President
             *Dona D. Young


By: /s/ Richard J. Wirth

*Richard J. Wirth as Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Registrant's February 28, 2003 EDGAR filing on form N-6 (File Number 033-23251). [Accession Number 0000949377-03-000103]